UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:    September 30, 2018

Date of reporting period:    December 31, 2017

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Limited Term Income Fund

Thornburg Low Duration Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

Thornburg Better World International Fund

Thornburg Capital Management Fund

Thornburg Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.27%

City of Mobile Industrial Development Board, 1.85% due 6/1/2034 (Alabama Power Company Barry Plant)	A-/A1	$1,000,000	$995,230

Arkansas — 0.38%

Board of Trustees of the University of Arkansas, 4.00% due 11/1/2018 (Fayetteville Campus)	NR/Aa2	295,000	301,112

California — 9.36%

California Infrastructure and Economic Development Bank, 1.747% due 12/1/2050 (Los Angeles County Museum of Art)	NR/A3	1,000,000	999,400

California School Cash Reserve Program Authority, 3.00% due 6/29/2018	SP-1+/NR	1,500,000	1,511,715

California Statewide Communities Development Authority, 5.00% due 5/15/2019 (Irvine East Campus Apartments)	NR/Baa1	655,000	689,826

California Statewide Communities Development Authority, 5.00% due 5/15/2020 (Irvine East Campus Apartments)	NR/Baa1	565,000	615,359

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	1,000,000	1,000,060

City of Los Angeles GO, 5.00% due 6/28/2018 (Cash Flow Management)	SP-1+/Mig1	500,000	508,710

County of Los Angeles GO, 5.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/Mig1	1,000,000	1,017,660

County of Riverside, 2.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/NR	1,000,000	1,002,860

Colorado — 2.33%

City & County of Denver COP, 1.78% due 12/1/2029 put 1/2/2018 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,440,000	1,440,000

City of Aurora COP, 5.00% due 12/1/2019 (Sports Park and E-911 Projects)	AA/Aa2	365,000	387,550

Connecticut — 4.01%

Connecticut Housing Finance Authority, 1.77% due 11/15/2036 put 1/2/2018 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	500,000	500,000

State of Connecticut GO Floating Rate Note, 2.15% due 6/15/2018 (Various Capital Projects)	A+/A1	1,000,000	1,001,560

State of Connecticut Health and Educational Facilities Authority, 1.65% due 11/15/2029 (Ascension Health Credit Group)	AA+/Aa2	1,645,000	1,643,289

Florida — 2.95%

City of Cape Coral, 1.40% due 9/1/2018 (Utility Improvement; Insured: AGM)	AA/A2	495,000	494,218

City of Gainesville, 1.79% due 10/1/2026 put 1/2/2018 (Utilities System; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA-/Aa3	1,500,000	1,500,000

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A3	200,000	202,900

Volusia County Educational Facilities Authority, 3.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.)	NR/A3	120,000	121,357

Georgia — 2.58%

City of Atlanta, 3.00% due 1/1/2018 (BeltLine Project)	NR/A2	340,000	340,000

City of Atlanta, 4.00% due 1/1/2019 (BeltLine Project)	NR/A2	580,000	593,154

City of Atlanta, 5.00% due 12/1/2019 (Atlantic Station Project)	BBB/A3	350,000	370,398

City of Atlanta, 5.00% due 12/1/2021 (Atlantic Station Project)	BBB/A3	650,000	720,155

Guam — 2.60%

Government of Guam, 4.00% due 11/15/2018 (Economic Development)	A/NR	275,000	279,697

Government of Guam, 5.00% due 11/15/2018 (Economic Development)	A/NR	400,000	410,248

Government of Guam, 5.00% due 1/1/2019 (Economic Development)	A/NR	1,000,000	1,028,290

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA/A2	300,000	322,659

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hawaii — 1.27%

City and County of Honolulu GO Floating Rate Note, 1.72% due 9/1/2028 (Rail Transit Project)	NR/Aa1	1,000,000	1,000,060

Idaho — 0.65%

State of Idaho GO, 4.00% due 6/29/2018 (Cash Flow Management)	SP-1+/Mig1	500,000	506,305

Illinois — 10.82%

Chicago O’Hare International Airport, 5.00% due 1/1/2018 (2016 Airport Projects)	A/NR	500,000	500,000

Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2016 Airport Projects)	A/NR	500,000	517,160

Chicago Park District GO, 5.00% due 1/1/2020 (Capital Improvement Plan)	AA+/Ba1	500,000	527,170

Chicago Transit Authority, 5.50% due 6/1/2019 pre-refunded 12/1/2018 (Rail Car and Rail System Improvements)	A+/A3	815,000	844,528

City of Chicago, 5.00% due 1/1/2020 (ETM)	AA/NR	600,000	639,276

City of Chicago, 5.00% due 11/1/2022 (Water System)	A/NR	600,000	673,608

County of Cook GO, 5.00% due 11/15/2019 (Capital Improvement Plan)	AA-/A2	615,000	649,206

Du Page County High School District No. 88, 3.00% due 1/15/2020 (Addison Trail and Willowbrook High Schools)	NR/Aa1	1,245,000	1,272,938

Illinois Finance Authority, 5.00% due 8/15/2018 (Silver Cross Hospital and Medical Centers)	NR/Baa1	500,000	507,990

Illinois Finance Authority, 5.00% due 11/15/2018 (Rush University Medical Center)	A+/A1	500,000	513,905

State of Illinois, 4.00% due 6/15/2019 (Build Illinois Program)	AA-/Baa3	520,000	535,085

State of Illinois, 5.00% due 6/15/2020 (Build Illinois Program)	AA-/NR	535,000	573,846

State of Illinois GO, 5.00% due 3/1/2022 (State Facilities Improvements)	BBB-/Baa3	575,000	610,851

Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	125,000	125,000

Indiana — 1.03%

City of Evansville, 5.00% due 1/1/2018 (Waterworks District; Insured: BAM)	AA/NR	810,000	810,000

Kansas — 2.91%

Kansas DFA, 5.00% due 12/1/2018 (Department of Commerce Impact Program)	A+/A1	1,250,000	1,273,750

Topeka Public Building Commission, 5.00% due 6/1/2018 (10th and Jackson Projects; Insured: Natl-Re)	A+/A3	1,000,000	1,013,480

Kentucky — 2.62%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2019 (Project No. 112)	A/A1	1,000,000	1,058,190

Louisville/Jefferson County Metropolitan Government, 1.50% due 10/1/2033 (Louisville Gas and Electric Company)	A/A1	1,000,000	996,440

Massachusetts — 1.92%

Massachusetts Housing Finance Agency, 2.00% due 6/1/2019 (Low and Moderate Income Housing)	AA-/Aa3	1,500,000	1,503,510

Michigan — 2.57%

Berkley School District GO, 4.00% due 5/1/2018 (Educational Facilities; Insured: Q-SBLF)	AA-/NR	1,000,000	1,007,920

Charles Stewart Mott Community College GO, 5.00% due 5/1/2018 (Higher Education Facilities)	A+/NR	750,000	758,377

Michigan Finance Authority, 5.00% due 5/1/2018 (School District of the City of Detroit; Insured: Q-SBLF)	AA-/NR	250,000	252,868

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Missouri — 1.46%

City of St. Louis GO, 3.00% due 6/1/2018 (Cash Flow Management)	SP-1+/NR	500,000	503,145

Missouri Development Finance Board, 1.76% due 12/1/2033 put 1/2/2018 (The Nelson Gallery Foundation; SPA: Northern Trust Co.) (daily demand notes)	AAA/Aaa	640,000	640,000

Nevada — 0.35%

Clark County School District GO, 5.00% due 6/15/2021 (School Facilities Improvements)	AA-/A1	250,000	275,848

New Hampshire — 1.78%

New Hampshire Health and Education Facilities Authority, 1.78% due 7/1/2033 put 1/2/2018 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa3	1,400,000	1,400,000

New Jersey — 6.98%

City of Trenton GO, 5.00% due 7/15/2020 (Various Capital Improvements; Insured: AGM) (State Aid Withholding)	AA/A3	500,000	538,285

New Jersey EDA, 5.00% due 6/15/2019 (Cigarette Tax)	BBB+/Baa1	550,000	573,622

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	BBB+/Baa1	200,000	212,054

New Jersey Health Care Facilities Financing Authority, 5.00% due 1/1/2018 (Hackensack University Medical Center; Insured: AGM) (ETM)	AA/NR	150,000	150,000

New Jersey Transit Corp., 5.00% due 9/15/2019 (Urban Public Transportation Capital Improvement)	A/A3	1,250,000	1,302,500

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System Improvements)	A+/Baa1	500,000	529,400

New Jersey Transportation Trust Fund Authority, 5.50% due 12/15/2020 (State Transportation System Improvements; Insured: Natl-Re)	BBB+/A3	2,000,000	2,174,340

New Mexico — 3.06%

County of Taos, 3.00% due 4/1/2018 (County Educational Improvements; Insured: BAM)	AA/NR	1,000,000	1,003,060

New Mexico Hospital Equipment Loan Council, 1.76% due 8/1/2034 put 1/2/2018 (Presbyterian Healthcare Services; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa3	1,400,000	1,400,000

New York — 8.28%

City of New York GO, 5.00% due 8/1/2019 (Capital Projects)	AA/Aa2	450,000	473,521

City of New York GO, 1.78% due 1/1/2036 put 1/2/2018 (Gowanus Canal Site; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	600,000	600,000

Metropolitan Transportation Authority, 4.00% due 2/15/2019 (Transit and Commuter System)	SP-1+/Mig1	1,000,000	1,025,580

Monroe County Industrial Development Corp., 4.00% due 1/15/2018 (Monroe Community College Association; Insured: AGM)	AA/A2	200,000	200,168

New York City Municipal Water Finance Authority, 1.78% due 6/15/2050 put 1/2/2018 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,500,000	1,500,000

New York State Housing Finance Agency, 1.83% due 11/1/2046 put 1/2/2018 (160 Madison Avenue Housing Development; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	600,000	600,000

Tobacco Settlement Asset Securitization Corp., 5.00% due 6/1/2021	A/NR	1,000,000	1,099,120

Town of Oyster Bay GO, 2.50% due 2/23/2018	NR/NR	350,000	350,168

Town of Oyster Bay GO, 2.50% due 6/1/2018 (Plainview, Locust Valley, South Farmingdale, Jericho, Bethpage, Oyster Bay Water Districts)	NR/NR	645,000	645,368

Ohio — 0.71%

City of Cleveland, 5.25% due 9/15/2021 (Parking Facility; Insured: AGM)	AA/A2	500,000	553,515

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma — 1.66%

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health)	AA-/Aa3	270,000	275,756

Tulsa County Industrial Authority, 5.50% due 9/1/2018 (Jenks Public Schools)	AA-/NR	1,000,000	1,026,530

Oregon — 1.31%

State of Oregon GO, 5.00% due 9/28/2018 (Cash Management)	SP-1+/Mig1	1,000,000	1,025,670

Pennsylvania — 7.99%

City of Philadelphia, 5.00% due 7/1/2018 (Pennsylvania Gas Works) (ETM)	AA/A2	350,000	356,118

City of Philadelphia, 5.00% due 10/1/2020 (Pennsylvania Gas Works)	A/A3	500,000	541,805

Coatesville Area School District GO, 5.00% due 8/1/2021 (Insured: AGM) (State Aid Withholding)	AA/A2	1,000,000	1,090,050

East Penn School District GO, 2.00% due 9/15/2020 (State Aid Withholding)	NR/Aa2	555,000	555,050

Hospitals & Higher Education Facilities Authority of Philadelphia, 1.78% due 7/1/2041 put 1/2/2018 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	1,125,000	1,125,000

Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,500,000	1,540,860

Luzerne County Industrial Development Authority GO, 5.00% due 12/15/2019 (Insured: AGM)	AA/NR	500,000	525,885

Luzerne County Industrial Development Authority GO, 5.00% due 12/15/2020 (Insured: AGM)	AA/NR	500,000	536,950

South Carolina — 1.11%

Piedmont Municipal Power Agency, 5.00% due 1/1/2018 (Catawba Project)	AA/A3	300,000	300,000

South Carolina Public Service Authority, 5.00% due 12/1/2021 (Capital Improvement)	A+/A1	515,000	572,634

Texas — 10.88%

City of Dallas GO, 5.00% due 2/15/2021 (Trinity River Corridor Infrastructure)	AA-/A1	1,000,000	1,092,410

City of Houston, 4.00% due 9/1/2018 (Convention & Entertainment Facilities Department)	A-/A2	675,000	684,929

City of Houston Higher Education Finance Corp., 5.00% due 8/15/2018 (KIPP Program; Guaranty: PSF)	AAA/NR	970,000	990,322

City of San Antonio, 2.25% due 2/1/2033 (Electric and Gas Systems)	AA-/NR	1,000,000	1,009,160

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A-/A1	1,000,000	1,131,320

Dallas Independent School District GO, 5.00% due 2/15/2036 put 2/15/2020 (School District Buildings Renovations; Insured: PSF-GTD)	AAA/Aaa	325,000	348,114

Harris County Cultural Education Facilities Finance Corp., 1.76% due 9/1/2031 put 1/2/2018 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	900,000	900,000

North Texas Tollway Authority, 5.00% due 1/1/2022	A/A1	1,000,000	1,119,520

State of Texas, 4.00% due 8/30/2018 (Cash Flow Management)	SP-1+/Mig1	1,240,000	1,260,460

Utah — 1.91%

Weber County, 1.79% due 2/15/2031 put 1/2/2018 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	1,500,000	1,500,000

Washington — 1.10%

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2018 (Evergreen Health)	NR/Aa3	835,000	861,186

West Virginia — 0.25%

Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company)	A-/Baa1	200,000	199,564

TOTAL INVESTMENTS — 98.10% (Cost $77,046,221)			$76,987,857

OTHER ASSETS LESS LIABILITIES — 1.90%			1,494,265

NET ASSETS — 100.00%			$78,482,122

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2017 (Unaudited)

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Low Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes.

The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the

Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2017 (Unaudited)

Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$76,987,857	$-	$76,987,857	$-

Total Investments in Securities	$76,987,857	$-	$76,987,857	$-

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2017 (Unaudited)

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ending December 31, 2017.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$77,046,221

Gross unrealized appreciation on a tax basis	$133,060
Gross unrealized depreciation on a tax basis	(191,424)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(58,364)

7

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.07%

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	$4,840,000	$5,068,642

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	770,000	806,375

Alabama Public School & College Authority, 5.00% due 6/1/2020 (Education System Capital Improvements)	AA/Aa1	5,085,000	5,479,698

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Education System Capital Improvements)	AA/Aa1	5,335,000	5,904,778

Alabama Public School & College Authority, 5.00% due 6/1/2022 (Education System Capital Improvements)	AA/Aa1	5,605,000	6,362,235

Alabama Public School & College Authority, 5.00% due 6/1/2023 (Education System Capital Improvements)	AA/Aa1	735,000	851,630

Alabama State Board of Education, 3.00% due 5/1/2018 (Calhoun Community College)	NR/A1	2,130,000	2,140,160

Alabama State Board of Education, 4.00% due 5/1/2019 (Calhoun Community College)	NR/A1	2,195,000	2,260,960

Alabama State Board of Education, 4.00% due 5/1/2020 (Calhoun Community College)	NR/A1	1,000,000	1,045,710

Alabama State Board of Education, 4.00% due 5/1/2021 (Calhoun Community College)	NR/A1	1,000,000	1,063,060

Alabama State Board of Education, 4.00% due 5/1/2022 (Calhoun Community College)	NR/A1	1,230,000	1,327,231

City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)	AA/Aa2	2,000,000	2,005,600

City of Mobile GO, 5.00% due 2/15/2019 pre-refunded 2/15/2018	NR/NR	1,205,000	1,209,952

City of Mobile GO, 5.00% due 2/15/2019	AA-/Aa2	795,000	798,315

City of Mobile Industrial Development Board, 1.85% due 6/1/2034 (Alabama Power Company Barry Plant)	A-/A1	20,000,000	19,904,600

East Alabama Health Care Authority GO, 5.00% due 9/1/2021	A/NR	1,245,000	1,365,865

East Alabama Health Care Authority GO, 5.00% due 9/1/2022	A/NR	800,000	886,624

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	AAA/Aa1	3,375,000	3,454,144

UAB Medicine Finance Authority, 5.00% due 9/1/2025 (University Hospital)	AA-/A1	1,670,000	1,998,923

UAB Medicine Finance Authority, 5.00% due 9/1/2026 (University Hospital)	AA-/A1	4,940,000	5,984,662

UAB Medicine Finance Authority, 5.00% due 9/1/2027 (University Hospital)	AA-/A1	2,305,000	2,783,771

University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018 (ETM)	NR/A1	1,700,000	1,739,423

Alaska — 0.31%

Alaska Energy Authority, 6.00% due 7/1/2020 (Bradley Lake Hydroelectric Project; Insured: AGM)	AA/A2	1,790,000	1,971,202

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2018 (DeLong Mountain Transportation Project)	AA+/Aa3	2,455,000	2,476,064

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A1	3,700,000	4,025,563

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A1	12,000,000	13,055,880

Arizona — 2.54%

Arizona Board of Regents, 5.00% due 8/1/2020 (University of Arizona SPEED)	A+/Aa3	575,000	620,983

Arizona Board of Regents, 5.00% due 8/1/2023 (University of Arizona SPEED)	A+/Aa3	800,000	926,976

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	550,000	648,246

Arizona Board of Regents COP, 3.00% due 9/1/2018 (Northern Arizona University Projects)	A/A2	1,000,000	1,008,830

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona Board of Regents COP, 3.00% due 9/1/2019 (Northern Arizona University Projects)	A/A2	2,525,000	2,572,672

Arizona Board of Regents COP, 5.00% due 9/1/2019 (Arizona State University)	AA-/Aa3	1,085,000	1,143,742

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Northern Arizona University Projects)	A/A2	1,000,000	1,074,920

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Arizona State University)	AA-/Aa3	3,170,000	3,427,182

Arizona Board of Regents COP, 5.00% due 9/1/2021 (Arizona State University)	AA-/Aa3	4,020,000	4,451,105

Arizona Board of Regents COP, 5.00% due 6/1/2022 (Arizona State University)	A+/Aa3	6,080,000	6,865,536

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Northern Arizona University Projects)	A/A2	2,500,000	2,810,775

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Arizona State University)	AA-/Aa3	4,380,000	4,953,561

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Northern Arizona University Projects)	A/A2	3,325,000	3,738,331

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Arizona State University)	AA-/Aa3	5,580,000	6,445,793

Arizona HFA, 5.25% due 1/1/2018 (Banner Health)	AA-/NR	3,500,000	3,500,000

Arizona HFA, 5.00% due 7/1/2018 (Dignity Health)	A/A3	1,470,000	1,495,255

Arizona HFA, 5.00% due 7/1/2019 (Dignity Health)	A/A3	1,365,000	1,430,575

Arizona HFA, 5.00% due 7/1/2020 (Dignity Health)	A/A3	1,290,000	1,352,152

Arizona HFA, 5.00% due 12/1/2022 (Scottsdale Lincoln Hospitals)	NR/A2	1,600,000	1,820,896

Arizona HFA, 5.00% due 12/1/2024 (Scottsdale Lincoln Hospitals)	NR/A2	1,500,000	1,769,505

Arizona School Facilities Board, 5.00% due 7/1/2018 (State School Land Trust; Insured: AMBAC)	NR/NR	4,540,000	4,617,316

Arizona School Facilities Board COP, 5.25% due 9/1/2023 pre-refunded 9/1/2018 (School Site and Building Projects)	AA-/Aa3	1,315,000	1,347,638

Arizona Transportation Board, 5.00% due 7/1/2019	AA+/Aa2	3,510,000	3,685,535

Arizona Transportation Board, 5.00% due 7/1/2021	AA+/Aa2	7,465,000	8,286,598

Arizona Transportation Board, 5.00% due 7/1/2022	AA+/Aa2	5,000,000	5,555,700

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2022	AA+/Aa2	1,250,000	1,423,112

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2023	AA+/Aa2	1,830,000	2,130,889

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2024	AA+/Aa2	2,000,000	2,377,120

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2025	AA+/Aa2	3,500,000	4,240,950

City of Tucson, 5.00% due 7/1/2022 (Street and Highway Projects)	AA+/A1	2,135,000	2,425,723

Pima County, 3.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	503,930

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	700,000	712,376

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,000,000	5,088,400

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	2,000,000	2,035,360

Pima County, 5.00% due 7/1/2020 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	540,130

Pima County, 3.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	1,200,000	1,251,048

Pima County, 5.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	400,000	444,024

Pima County, 3.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	1,325,000	1,394,523

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pima County, 5.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	569,245

Pima County COP, 5.00% due 12/1/2018 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	2,700,000	2,782,404

Pima County COP, 5.00% due 12/1/2019 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,500,000	1,590,915

Pima County COP, 5.00% due 12/1/2020 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	765,000	831,616

Pima County COP, 5.00% due 12/1/2021 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,220,000	1,357,982

Pima County COP, 5.00% due 12/1/2022 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,275,000	1,449,853

Pinal County, 5.00% due 8/1/2019 (Detention and Training Facilities)	AA-/NR	1,115,000	1,174,173

Pinal County, 5.00% due 8/1/2021 (Detention and Training Facilities)	AA-/NR	1,775,000	1,959,884

Pinal County, 5.00% due 8/1/2023 (Detention and Training Facilities)	AA-/NR	1,100,000	1,268,311

Pinal County, 5.00% due 8/1/2024 (Detention and Training Facilities)	AA-/NR	700,000	821,751

Pinal County, 5.00% due 8/1/2025 (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings)	AA-/NR	3,000,000	3,517,770

Pinal County, 5.00% due 8/1/2025 (Detention and Training Facilities)	AA-/NR	1,500,000	1,787,040

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2024 (Salt River Electric System)	AA/Aa1	6,175,000	7,296,936

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2025 (Salt River Electric System)	AA/Aa1	5,000,000	6,028,850

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2026 (Salt River Electric System)	AA/Aa1	3,000,000	3,681,750

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2027 (Salt River Electric System)	AA/Aa1	7,000,000	8,727,390

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2037 (Salt River Electric System)	AA/Aa1	2,000,000	2,435,820

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2028 (Salt River Electric System)	AA/Aa1	4,000,000	5,049,080

Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)	NR/A2	6,885,000	7,038,191

State of Arizona Department of Administration, 5.00% due 7/1/2018 (State Lottery; Insured: AGM)	AA+/A1	8,370,000	8,505,427

State of Arizona Department of Administration, 5.00% due 7/1/2020 (State Lottery; Insured: AGM)	AA+/A1	8,705,000	9,403,663

Arkansas — 0.09%

Board of Trustees of the University of Arkansas, 3.00% due 11/1/2023 (Fayetteville Campus Athletic Facilities)	NR/Aa2	615,000	651,445

City of Fort Smith, 4.00% due 10/1/2018 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,000,000	1,017,370

City of Fort Smith, 4.00% due 10/1/2019 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,670,000	1,733,076

Jefferson County, 4.50% due 6/1/2018 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,495,000	1,513,717

Jefferson County, 4.50% due 6/1/2019 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,580,000	1,628,633

California — 8.68%

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,000,000	1,129,200

Alameda County Joint Powers Authority, 5.00% due 12/1/2022 (Alameda County Medical Center Highland Hospital)	AA/Aa1	2,000,000	2,316,840

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alameda County Joint Powers Authority, 5.00% due 12/1/2023 (Alameda County Medical Center Highland Hospital)	AA/Aa1	3,200,000	3,795,392

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements; Insured: AGM)	AA/A2	3,250,000	2,920,060

Brentwood Infrastructure Financing Authority, 5.25% due 11/1/2018 (Redevelopment Agency of the City of Brentwood: Insured: AGM)	AA/NR	1,020,000	1,051,926

Brentwood Infrastructure Financing Authority, 5.25% due 11/1/2019 (Redevelopment Agency of the City of Brentwood; Insured: AGM)	AA/NR	725,000	772,734

Cabrillo USD GO, 0% due 8/1/2021 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	929,630

California Educational Facilities Authority, 5.00% due 4/1/2021 (Chapman University)	NR/A2	4,870,000	5,366,984

California HFFA, 5.50% due 2/1/2019 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	2,865,000	2,990,172

California HFFA, 5.75% due 2/1/2020 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	1,975,000	2,137,582

California HFFA, 5.00% due 3/1/2020 (Dignity Health)	A/A3	4,400,000	4,703,556

California HFFA, 5.75% due 2/1/2021 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	1,695,000	1,896,722

California HFFA, 5.00% due 3/1/2021 (Dignity Health)	A/A3	3,450,000	3,789,618

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	7,020,000	7,733,443

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/Aa3	5,000,000	5,427,850

California Infrastructure and Economic Development Bank, 1.747% due 12/1/2050 (Los Angeles County Museum of Art)	NR/A3	5,000,000	4,997,000

California School Cash Reserve Program Authority, 3.00% due 6/29/2018	SP-1+/NR	20,300,000	20,458,543

California State Economic Recovery GO, 5.00% due 7/1/2020 pre-refunded 7/1/2019	AA+/Aaa	4,200,000	4,416,426

California State Public Works Board, 5.00% due 11/1/2018 (California State University) (ETM)	A+/Aaa	2,700,000	2,780,811

California State Public Works Board, 5.00% due 4/1/2020 (California School for the Deaf Riverside Campus)	A+/A1	1,585,000	1,700,023

California State Public Works Board, 5.00% due 6/1/2020 (Coalinga State Hospital)	A+/A1	5,685,000	6,126,270

California State Public Works Board, 5.00% due 10/1/2020 (California State University)	A+/A1	1,000,000	1,087,810

California State Public Works Board, 5.00% due 11/1/2020 (Various Capital Projects)	A+/A1	1,500,000	1,635,195

California State Public Works Board, 5.00% due 4/1/2021 (California School for the Deaf Riverside Campus)	A+/A1	890,000	980,522

California State Public Works Board, 5.00% due 6/1/2021 (Coalinga State Hospital)	A+/A1	5,000,000	5,532,250

California State Public Works Board, 5.00% due 10/1/2021 (Various Capital Projects)	A+/A1	1,000,000	1,116,110

California State Public Works Board, 5.00% due 11/1/2021 (Various Capital Projects)	A+/A1	1,750,000	1,956,885

California State Public Works Board, 5.00% due 11/1/2021 (Laboratory Facility and San Diego Courthouse)	A+/A1	750,000	838,665

California State Public Works Board, 5.00% due 6/1/2022 (Coalinga State Hospital)	A+/A1	11,555,000	13,100,250

California State Public Works Board, 5.00% due 11/1/2022 (Laboratory Facility and San Diego Courthouse)	A+/A1	10,075,000	11,534,061

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	AA-/NR	27,000,000	28,180,710

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	985,000	1,010,600

Castaic Lake Water Agency COP, 0% due 8/1/2023 (Water System Improvement; Insured: AMBAC)	AA+/NR	10,125,000	8,956,777

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	A-/NR	1,300,000	1,293,981

Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)	AA/Aa3	1,750,000	1,840,178

Chula Vista COP, 5.25% due 3/1/2018 (ETM)	AA-/NR	1,170,000	1,177,348

Chula Vista COP, 5.25% due 3/1/2019 (ETM)	AA-/NR	1,235,000	1,289,105

City of Los Angeles GO, 5.00% due 6/28/2018 (Cash Flow Management)	SP-1+/Mig1	45,745,000	46,541,878

City of Redding COP, 5.00% due 6/1/2020 pre-refunded 6/1/2018 (City Electric System; Insured: AGM)	NR/A2	2,290,000	2,324,121

City of Redding COP, 5.00% due 6/1/2020 (City Electric System; Insured: AGM)	NR/A2	1,665,000	1,689,942

Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA/A3	2,685,000	2,612,183

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,075,690

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,181,770

County of Los Angeles GO, 5.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/Mig1	4,435,000	4,513,322

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	AA/NR	1,730,000	1,866,411

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2020 (Bunker Hill Project)	AA/NR	3,805,000	4,163,507

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	AA/NR	360,000	399,204

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2021 (Bunker Hill Project)	AA/NR	5,805,000	6,522,150

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	AA/NR	1,645,000	1,870,974

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2022 (Bunker Hill Project)	AA/NR	5,000,000	5,756,350

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	AA/NR	450,000	523,922

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2023 (Bunker Hill Project)	AA/NR	6,875,000	8,094,900

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	AA/NR	4,775,000	5,673,941

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2024 (Bunker Hill Project)	AA/NR	5,150,000	6,179,330

County of Monterey COP, 5.00% due 8/1/2018 (2009 Refinancing Project; Insured: AGM)	AA/Aa3	2,260,000	2,306,759

County of Riverside, 2.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/NR	71,000,000	71,203,060

Escondido Union High School District GO, 0% due 11/1/2020 (Insured: Natl-Re)	NR/A3	2,655,000	2,514,630

Los Angeles Convention and Exhibition Center Authority, 5.00% due 8/15/2018 (ETM)	AA-/NR	2,295,000	2,346,660

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/Aa2	4,000,000	4,084,640

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2019 (Multiple Capital Projects)	AA/Aa2	17,935,000	18,924,474

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles Department of Water and Power, 1.75% due 7/1/2034 put 1/2/2018 (Capital Improvements; SPA: Bank of Montreal) (daily demand notes)	AA-/Aa2	4,900,000	4,900,000

Los Angeles Department of Water and Power, 1.75% due 7/1/2035 put 1/2/2018 (Capital Improvements; SPA: Bank of America, N.A.) (daily demand notes)	AA-/Aa2	17,875,000	17,875,000

Los Angeles Department of Water and Power, 1.75% due 7/1/2035 put 1/2/2018 (Capital Improvements; SPA: Bank of America, N.A.) (daily demand notes)	AA-/Aa2	3,000,000	3,000,000

Los Angeles Department of Water and Power, 1.75% due 7/1/2035 put 1/2/2018 (Capital Improvements; SPA: Royal Bank of Canada) (daily demand notes)	AA+/Aa2	2,600,000	2,600,000

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	4,600,000	4,768,360

Los Angeles USD COP, 5.50% due 12/1/2019 (Educational Facilities and Information Technology Infrastructure)	A+/A1	7,040,000	7,561,523

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	12,260,000	14,054,987

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	11,950,000	14,044,596

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	10,640,000	12,768,638

Needles USD GO, 0% due 8/1/2023	NR/A3	1,005,000	885,616

North City West School Facilities Financing Authority, 5.00% due 9/1/2023 (Carmel Valley Educational Facilities; Insured: AGM)	AA/NR	4,545,000	5,194,526

Northern California Power Agency, 5.00% due 6/1/2018 (Lodi Energy Center)	A-/A1	4,480,000	4,543,930

Northern California Power Agency, 5.00% due 7/1/2019 (Hydroelectric Project)	A+/Aa3	1,000,000	1,049,250

Northern California Power Agency, 5.00% due 7/1/2020 (Hydroelectric Project)	A+/Aa3	1,325,000	1,393,277

Oakland State Building Authority, 5.00% due 12/1/2018 (Elihu M. Harris State Office Building)	A+/A1	7,240,000	7,472,404

Oakland USD GO, 5.00% due 8/1/2022 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	2,240,000	2,569,526

Oakland USD GO, 5.00% due 8/1/2023 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	1,290,000	1,514,860

Oakland USD GO, 5.00% due 8/1/2024 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	1,500,000	1,798,545

Oakland USD GO, 5.00% due 8/1/2025 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	1,750,000	2,135,298

Palo Alto USD GO, 0% due 8/1/2019	AAA/Aaa	1,000,000	976,090

Palomar Community College District GO, 0% due 8/1/2021	AA/Aa1	2,560,000	2,392,525

Rocklin USD GO, 0% due 8/1/2022 (Insured: Natl-Re)	AA-/Aa2	3,910,000	3,567,914

Sacramento City Financing Authority, 0% due 12/1/2019 (Merged Downtown & Oak Park; Insured: Natl-Re)	A-/A3	2,920,000	2,804,134

Sacramento City Financing Authority, 0% due 12/1/2021 (Merged Downtown & Oak Park; Insured: Natl-Re)	A-/A3	1,600,000	1,458,592

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/Aa3	3,265,000	3,640,802

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2020	AA-/NR	4,000,000	4,310,200

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2021	AA-/NR	3,000,000	3,324,930

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2022	AA-/NR	8,000,000	9,096,640

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa2	10,000,000	10,975,700

San Francisco Building Authority, 5.00% due 12/1/2018 (San Francisco Civic Center Complex)	A+/A1	13,130,000	13,551,473

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	7,600,000	7,163,608

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	NR/A3	2,017,500	2,065,940

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	NR/A3	2,017,500	2,065,032

Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	A+/A3	3,425,000	3,328,997

Santa Fe Springs Community Development Commission, 0% due 9/1/2024 (Consolidated Redevelopment Project; Insured: Natl-Re)	A+/A3	7,000,000	5,979,330

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities) (ETM)	SP-1+/NR	5,130,000	5,189,559

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	3,105,000	3,161,294

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	895,000	911,226

State of California GO, 4.75% due 4/1/2018 (Various Purposes)	AA-/Aa3	1,250,000	1,260,275

State of California GO, 5.00% due 9/1/2020 (Various Purposes)	AA-/Aa3	10,000,000	10,876,700

State of California GO, 5.00% due 9/1/2021 (Various Purposes)	AA-/Aa3	5,000,000	5,585,050

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	2,000,000	2,000,000

Tuolumne Wind Project Authority, 5.00% due 1/1/2019	AA-/A2	2,000,000	2,068,640

Tustin Community Redevelopment Agency, 4.00% due 9/1/2019 pre-refunded 9/1/2018 (Tustin Redevelopment)	NR/NR	1,010,000	1,047,017

Tustin Community Redevelopment Agency, 4.00% due 9/1/2020 pre-refunded 9/1/2018 (Tustin Redevelopment)	NR/NR	1,050,000	1,088,483

West Contra Costa USD GO, 0% due 8/1/2022 (Educational Facilities; Insured: AGM)	AA/Aa3	4,000,000	3,604,040

West Covina Redevelopment Agency, 6.00% due 9/1/2022 (Fashion Plaza)	NR/NR	6,135,000	6,761,690

Colorado — 1.23%

City & County of Denver COP, 5.00% due 12/1/2020 (Buell Theatre Property)	AA+/Aa2	3,065,000	3,344,651

City & County of Denver COP, 5.00% due 12/1/2021 (Buell Theatre Property)	AA+/Aa2	3,825,000	4,283,656

City & County of Denver COP, 5.00% due 12/1/2023 (Buell Theatre Property)	AA+/Aa2	1,720,000	2,023,081

City & County of Denver COP, 1.78% due 12/1/2029 put 1/2/2018 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	6,575,000	6,575,000

City & County of Denver COP, 1.78% due 12/1/2029 put 1/2/2018 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	15,750,000	15,750,000

City & County of Denver COP, 1.78% due 12/1/2031 put 1/2/2018 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	6,745,000	6,745,000

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2019 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	400,000	418,200

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2020 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	600,000	637,398

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2021 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,000,000	1,119,040

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2022 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,030,000	1,177,537

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2023 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,180,000	1,378,358

City of Longmont, 6.00% due 5/15/2019	AA+/NR	3,215,000	3,340,739

Colorado Department of Corrections COP, 5.00% due 3/1/2018 (Colorado Penitentiary II) (ETM)	AA-/Aa2	1,590,000	1,599,142

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2018 (National Conference of State Legislatures)	A/A3	835,000	846,707

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2020 (National Conference of State Legislatures)	A/A3	1,805,000	1,903,228

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2021 (National Conference of State Legislatures)	A/A3	1,000,000	1,097,040

Colorado HFA, 5.25% due 5/15/2019 (Northern Colorado Medical Center; Insured: AGM) (ETM)	AA/NR	2,225,000	2,332,757

Colorado HFA, 5.00% due 5/15/2025 (Northern Colorado Medical Center)	A+/NR	565,000	670,452

Colorado HFA, 5.00% due 5/15/2026 (Northern Colorado Medical Center)	A+/NR	740,000	888,148

El Paso County COP, 4.00% due 12/1/2021 (Pikes Peak Regional Development Center)	AA/Aa2	1,000,000	1,075,650

El Paso County COP, 5.00% due 12/1/2023 (Pikes Peak Regional Development Center)	AA/Aa2	1,330,000	1,544,130

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2020	NR/Aa3	350,000	380,873

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2023	NR/Aa3	945,000	1,098,099

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2024	NR/Aa3	655,000	772,592

Park Creek Metropolitan District, 5.50% due 12/1/2018 (Insured: AGM) (ETM)	AA/NR	1,200,000	1,243,476

Park Creek Metropolitan District, 5.50% due 12/1/2019 (Insured: AGM) (ETM)	AA/NR	1,000,000	1,072,510

Regional Transportation District COP, 5.00% due 6/1/2018 (FasTracks Transportation System)	A/Aa3	1,750,000	1,775,200

Regional Transportation District COP, 5.00% due 6/1/2019 (FasTracks Transportation System)	A/Aa3	4,730,000	4,948,668

Regional Transportation District COP, 5.00% due 6/1/2020 (FasTracks Transportation System)	A/Aa3	3,655,000	3,936,910

Regional Transportation District COP, 5.50% due 6/1/2021 pre-refunded 6/1/2020	NR/NR	2,165,000	2,356,364

Regional Transportation District COP, 5.50% due 6/1/2021	A/Aa3	205,000	223,323

Regional Transportation District COP, 5.00% due 6/1/2023 (North Metro Rail Line)	A/Aa3	4,000,000	4,619,120

Regional Transportation District COP, 5.00% due 6/1/2024 (North Metro Rail Line)	A/Aa3	4,000,000	4,610,240

Connecticut — 1.39%

City of Hartford GO, 5.00% due 10/1/2022 (Various Public Improvements; Insured: AGM)	AA/A2	1,765,000	1,938,782

City of Hartford GO, 5.00% due 7/1/2024 (Various Public Improvements; Insured: AGM)	AA/A2	800,000	909,952

City of Hartford GO, 5.00% due 7/1/2025 (Various Public Improvements; Insured: AGM)	AA/A2	1,020,000	1,175,968

City of West Haven GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/A2	2,080,000	2,104,835

State of Connecticut GO, 2.32% due 9/15/2019 (Various Capital Projects)	A+/A1	1,000,000	1,006,850

State of Connecticut GO, 5.00% due 9/1/2023 (Educational Facilities)	A+/A1	5,550,000	6,318,842

State of Connecticut GO, 5.00% due 5/15/2024 (Various Capital Projects)	A+/A1	20,000,000	23,014,400

State of Connecticut GO, 5.00% due 6/15/2024 (Educational Facilities)	A+/A1	19,385,000	22,329,775

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Connecticut GO, 5.00% due 8/15/2024 (Various Capital Projects)	A+/A1	1,845,000	2,090,422

State of Connecticut GO, 5.00% due 5/15/2025 (Various Capital Projects)	A+/A1	12,500,000	14,553,750

State of Connecticut GO, 5.00% due 6/15/2025 (Educational Facilities)	A+/A1	11,015,000	12,843,490

State of Connecticut GO, 5.00% due 5/15/2026 (Various Capital Projects)	A+/A1	7,000,000	8,238,440

State of Connecticut GO Floating Rate Note, 2.17% due 9/15/2018 (Various Capital Projects)	A+/A1	725,000	726,784

Delaware — 0.03%

Delaware Transportation Authority, 5.00% due 7/1/2020 (Transportation System)	AA+/Aa2	500,000	540,770

Delaware Transportation Authority, 5.00% due 7/1/2022 (Transportation System)	AA+/Aa2	1,440,000	1,641,427

District of Columbia — 0.19%

District of Columbia, 5.00% due 4/1/2018 (National Public Radio) (ETM)	NR/NR	750,000	756,435

District of Columbia, 5.00% due 4/1/2018 (National Public Radio)	A+/A2	995,000	1,003,189

District of Columbia, 5.00% due 4/1/2019 (National Public Radio)	A+/A2	805,000	837,353

District of Columbia, 5.00% due 4/1/2020 (National Public Radio)	A+/A2	1,890,000	2,019,389

District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)	AA/Aa1	5,000,000	5,093,250

District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)	AA/Aa1	3,005,000	3,255,918

Florida — 6.45%

Alachua County School Board COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	1,600,000	1,786,352

Alachua County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,250,000	2,563,110

Broward County, 5.50% due 9/1/2018 (Port Facilities)	A-/A1	3,500,000	3,591,910

Broward County, 4.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	425,000	432,828

Broward County, 5.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	500,000	512,895

Broward County, 5.50% due 9/1/2019 (Port Facilities)	A-/A1	2,800,000	2,976,316

Broward County, 5.00% due 10/1/2019 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,057,350

Broward County, 4.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	1,660,000	1,760,081

Broward County, 5.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	2,000,000	2,173,940

Broward County School Board COP, 5.00% due 7/1/2021 (Educational Facilities)	A+/Aa3	4,000,000	4,431,640

Broward County School Board COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	4,580,000	5,169,904

Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	3,000,000	3,454,290

Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,000,000	2,302,860

Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A+/Aa3	4,000,000	4,682,280

Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A+/Aa3	2,000,000	2,341,140

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	NR/Aa3	4,860,000	5,776,985

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A+/Aa3	7,000,000	8,320,760

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A+/Aa3	5,000,000	5,943,400

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Broward County School Board COP, 5.00% due 7/1/2026 (Educational Facilities)	NR/Aa3	7,970,000	9,697,338

Central Florida Expressway Authority, 5.00% due 7/1/2022	A+/A1	710,000	807,341

Central Florida Expressway Authority, 5.00% due 7/1/2023	A+/A1	1,480,000	1,722,498

Central Florida Expressway Authority, 5.00% due 7/1/2024	A+/A1	1,335,000	1,583,136

City of Cape Coral, 5.00% due 10/1/2022 (Water and Sewer System Improvements)	A+/A1	335,000	381,076

City of Cape Coral, 5.00% due 10/1/2024 (Water and Sewer System Improvements)	A+/A1	565,000	666,350

City of Cape Coral, 5.00% due 10/1/2025 (Water and Sewer System Improvements)	A+/A1	1,760,000	2,107,706

City of Cape Coral, 5.00% due 10/1/2026 (Water and Sewer System Improvements)	A+/A1	2,775,000	3,362,884

City of Fort Myers, 5.00% due 12/1/2018 (Gulf Breeze Loan Program; Insured: Natl-Re)	A+/Aa3	2,195,000	2,200,795

City of Fort Myers, 5.00% due 10/1/2023 (Utility Systems Capital Projects)	A+/Aa3	3,360,000	3,741,091

City of Gainesville, 1.79% due 10/1/2026 put 1/2/2018 (Utilities System; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA-/Aa3	10,700,000	10,700,000

City of Gainesville, 1.79% due 10/1/2026 put 1/2/2018 (Utilities System; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA-/Aa3	12,560,000	12,560,000

City of Jacksonville, 5.00% due 10/1/2018	AA-/Aa3	1,050,000	1,077,478

City of Jacksonville, 5.00% due 10/1/2019	AA-/Aa3	500,000	528,940

City of Jacksonville, 5.00% due 10/1/2020	AA-/Aa3	1,000,000	1,089,220

City of Jacksonville, 5.00% due 10/1/2023	AA-/Aa3	1,105,000	1,291,866

City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)	AA/Aa3	5,000,000	5,279,650

City of Lakeland, 5.00% due 11/15/2019 (Lakeland Regional Health Systems)	NR/A2	5,655,000	5,981,293

City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)	AA/Aa3	1,695,000	1,843,838

City of Lakeland, 5.00% due 11/15/2025 (Lakeland Regional Health Systems)	NR/A2	1,945,000	2,314,706

City of Lakeland, 5.00% due 11/15/2026 (Lakeland Regional Health Systems)	NR/A2	1,925,000	2,321,685

City of Miami, 5.00% due 1/1/2018 (Street & Sidewalk Improvement Program; Insured: Natl-Re)	A/A2	1,970,000	1,970,000

City of Miami, 5.00% due 9/1/2026 (Stormwater Management Utility System)	AA-/Aa3	975,000	1,186,614

City of Miami, 5.00% due 9/1/2027 (Stormwater Management Utility System)	AA-/Aa3	500,000	614,880

City of Miami, 5.00% due 9/1/2028 (Stormwater Management Utility System)	AA-/Aa3	1,200,000	1,467,564

City of North Miami Beach, 3.00% due 8/1/2018 (North Miami Beach Water Project)	A+/NR	1,280,000	1,290,701

City of North Miami Beach, 5.00% due 8/1/2019 (North Miami Beach Water Project)	A+/NR	1,650,000	1,734,925

City of North Miami Beach, 5.00% due 8/1/2020 (North Miami Beach Water Project)	A+/NR	780,000	840,130

City of North Miami Beach, 5.00% due 8/1/2021 (North Miami Beach Water Project)	A+/NR	1,000,000	1,103,800

City of Orlando, 5.00% due 11/1/2023 (Senior Tourist Development; Insured: AGM)	AA/NR	645,000	747,845

City of Orlando, 5.00% due 11/1/2024 (Senior Tourist Development; Insured: AGM)	AA/NR	1,785,000	2,105,158

City of Orlando, 5.00% due 11/1/2027 (Senior Tourist Development; Insured: AGM)	AA/NR	1,100,000	1,347,951

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2018 (Nova Southeastern University) (ETM)	A-/Baa1	2,630,000	2,654,485

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (Nova Southeastern University)	A-/Baa1	1,035,000	1,073,336

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (University of Tampa)	A-/NR	1,225,000	1,274,233

Florida Higher Educational Facilities Financing Authority, 5.50% due 4/1/2019 (Nova Southeastern University) (ETM)	A-/Baa1	1,705,000	1,788,085

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2020 (Nova Southeastern University)	A-/Baa1	1,190,000	1,265,232

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2022 (University of Tampa)	A-/NR	620,000	692,627

Florida State Board of Governors, 4.00% due 7/1/2020 (University System Capital Improvements)	AA/Aa2	4,055,000	4,276,727

Florida State Board of Governors, 4.00% due 7/1/2021 (University System Capital Improvements)	AA/Aa2	4,215,000	4,521,768

Florida State Board of Governors, 4.00% due 7/1/2022 (University System Capital Improvements)	AA/Aa2	4,385,000	4,783,860

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health System Sunbelt Group)	AA/Aa2	3,000,000	3,180,510

Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)	AA/A1	4,210,000	4,330,701

Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)	AA/A1	4,420,000	4,685,421

Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)	AA/A1	4,645,000	5,058,266

Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)	AA/A1	4,880,000	5,445,397

Hillsborough County, 5.00% due 11/1/2021 (Jail and Storm Water Projects)	AA/A1	2,300,000	2,566,478

Hillsborough County, 5.00% due 11/1/2022 (Jail and Storm Water Projects)	AA/A1	3,005,000	3,425,249

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A3	3,200,000	3,246,400

Hillsborough County School Board COP, 5.00% due 7/1/2028 (Master Lease Program)	AA-/Aa2	4,835,000	5,924,277

JEA, 5.00% due 10/1/2018 (Water and Sewer System)	AAA/Aa2	1,500,000	1,539,600

JEA, 5.00% due 10/1/2023 (Electric System)	A+/Aa3	1,395,000	1,615,256

JEA, 5.00% due 10/1/2024 (Electric System)	A+/Aa3	1,200,000	1,397,244

Lake County School Board COP, 5.25% due 6/1/2018 (Insured: AMBAC)	A/NR	1,475,000	1,496,889

Lee County School Board COP, 5.00% due 8/1/2023 (School Facilities Improvements)	AA-/Aa3	1,000,000	1,159,870

Lee County School Board COP, 5.00% due 8/1/2024 (School Facilities Improvements)	AA-/Aa3	2,000,000	2,358,600

Manatee County, 5.00% due 10/1/2018 (County Capital Projects)	NR/Aa2	2,400,000	2,463,360

Manatee County, 5.00% due 10/1/2021 (County Capital Projects)	NR/Aa2	2,775,000	3,096,151

Manatee County, 5.00% due 10/1/2024 (Public Utilities Improvements)	NR/Aa1	500,000	595,230

Manatee County, 5.00% due 10/1/2025 (Public Utilities Improvements)	NR/Aa1	470,000	561,138

Manatee County School District, 5.00% due 10/1/2025 (School Facilities Improvements; Insured: AGM)	AA/NR	900,000	1,087,767

Manatee County School District, 5.00% due 10/1/2027 (School Facilities Improvements; Insured: AGM)	AA/NR	2,000,000	2,441,740

Marion County School Board COP, 5.00% due 6/1/2018 (Insured: BAM)	AA/A2	2,500,000	2,534,550

Marion County School Board COP, 5.00% due 6/1/2019 (Insured: BAM)	AA/A2	2,635,000	2,749,675

Marion County School Board COP, 5.00% due 6/1/2020 (Insured: BAM)	AA/A2	2,760,000	2,949,198

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Marion County School Board COP, 5.00% due 6/1/2021 (Insured: BAM)	AA/A2	2,505,000	2,738,566

Marion County School Board COP, 5.00% due 6/1/2024 (Insured: BAM)	AA/A2	3,065,000	3,541,761

Miami Beach GO, 4.00% due 9/1/2019	AA+/Aa2	2,745,000	2,854,361

Miami Beach GO, 5.00% due 9/1/2020	AA+/Aa2	3,720,000	4,020,799

Miami Beach GO, 4.00% due 9/1/2021	AA+/Aa2	1,015,000	1,089,278

Miami Beach GO, 5.00% due 9/1/2022	AA+/Aa2	1,000,000	1,113,990

Miami-Dade County, 0% due 10/1/2018 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	5,385,000	5,307,779

Miami-Dade County, 0% due 10/1/2019 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,170,000	2,080,119

Miami-Dade County, 5.00% due 7/1/2023 (Transit System)	AA/A1	1,000,000	1,158,750

Miami-Dade County, 5.00% due 7/1/2024 (Transit System)	AA/A1	5,565,000	6,562,192

Miami-Dade County, 5.00% due 7/1/2025 (Transit System)	AA/A1	3,650,000	4,383,285

Miami-Dade County, 5.00% due 10/1/2025 (Miami International Airport)	A/A2	2,500,000	2,964,000

Miami-Dade County Expressway Authority, 5.00% due 7/1/2019 (Toll System; Insured: AGM)	AA/A2	7,530,000	7,895,130

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System)	A+/A2	2,000,000	2,359,720

Miami-Dade County Expressway Authority, 5.00% due 7/1/2025 (Toll System)	A+/A2	2,000,000	2,335,860

Miami-Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)	AA/Aa2	5,040,000	5,137,020

Miami-Dade County School Board COP, 5.00% due 5/1/2022 (Educational Facilities Improvements)	A+/A1	3,405,000	3,833,928

Miami-Dade County School Board COP, 5.00% due 5/1/2023 (Educational Facilities Improvements)	A+/A1	4,130,000	4,732,856

Miami-Dade County School Board COP, 5.00% due 5/1/2024 (Educational Facilities Improvements)	A+/A1	8,000,000	9,331,600

Miami-Dade County School Board COP, 5.00% due 5/1/2025 (Educational Facilities Improvements)	A+/A1	15,000,000	17,805,300

Miami-Dade County School Board COP, 5.00% due 5/1/2031 put 5/1/2024 (Educational Facilities Improvements)	A+/A1	2,425,000	2,860,069

Orange County HFA, 5.25% due 10/1/2019 (Orlando Health, Inc.)	A/A2	6,050,000	6,403,501

Orange County HFA, 6.25% due 10/1/2021 (Orlando Health, Inc.; Insured: Natl-Re)	A/A2	1,540,000	1,672,887

Orange County HFA, 5.375% due 10/1/2023 (Orlando Health, Inc.)	A/A2	4,150,000	4,429,710

Orange County School Board COP, 5.00% due 8/1/2019 (Educational Facilities)	NR/Aa2	1,000,000	1,051,150

Orange County School Board COP, 5.00% due 8/1/2020 (Educational Facilities)	NR/Aa2	1,695,000	1,836,363

Orange County School Board COP, 5.00% due 8/1/2021 (Educational Facilities)	NR/Aa2	2,100,000	2,333,352

Orange County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa2	1,825,000	2,073,620

Orange County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa2	1,540,000	1,788,849

Orange County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa2	1,445,000	1,709,941

Orange County School Board COP, 5.00% due 8/1/2025 (Educational Facilities)	NR/Aa2	1,190,000	1,430,582

Palm Beach County HFA, 5.00% due 12/1/2020 (Boca Raton Regional Hospital)	BBB+/NR	600,000	646,404

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Palm Beach County School Board COP, 5.00% due 8/1/2018 (Educational Facilities)	NR/Aa3	800,000	816,128

Palm Beach County School Board COP, 4.00% due 8/1/2019 (Educational Facilities)	NR/Aa3	940,000	973,060

Palm Beach County School Board COP, 5.00% due 8/1/2020 (Educational Facilities)	NR/Aa3	1,090,000	1,178,323

Palm Beach County School Board COP, 4.00% due 8/1/2021 (Educational Facilities)	NR/Aa3	3,835,000	4,119,135

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa3	1,660,000	1,885,362

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa3	1,000,000	1,135,760

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa3	3,500,000	4,065,565

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa3	1,000,000	1,161,590

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa3	3,595,000	4,251,735

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa3	1,275,000	1,507,917

Polk County, 4.00% due 10/1/2020 (Water and Wastewater Utility Systems; Insured: AGM)	AA/Aa2	3,100,000	3,278,343

Polk County, 3.00% due 10/1/2021 (Water and Wastewater Utility Systems; Insured: AGM)	AA/Aa2	3,125,000	3,240,594

Polk County, 5.00% due 10/1/2023 (Water and Wastewater Utility Systems)	AA/Aa2	1,420,000	1,624,324

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	10,540,000	10,672,593

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	4,225,000	4,278,150

Reedy Creek Improvement District, 5.00% due 10/1/2018 (Walt Disney World Resort Complex Utility Systems)	A/A1	755,000	774,184

Reedy Creek Improvement District, 5.00% due 10/1/2021 (Walt Disney World Resort Complex Utility Systems)	A/A1	1,200,000	1,330,128

Reedy Creek Improvement District, 5.00% due 10/1/2022 (Walt Disney World Resort Complex Utility Systems)	A/A1	625,000	707,631

Reedy Creek Improvement District, 5.00% due 6/1/2023 (Buena Vista Drive Corridor Improvements)	AA-/Aa3	1,940,000	2,245,666

Reedy Creek Improvement District, 5.00% due 10/1/2023 (Walt Disney World Resort Complex Utility Systems)	A/A1	750,000	867,097

Reedy Creek Improvement District GO, 5.00% due 6/1/2021 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	500,000	553,575

Reedy Creek Improvement District GO, 5.00% due 6/1/2023 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	860,000	995,502

Reedy Creek Improvement District GO, 5.00% due 6/1/2024 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	850,000	1,001,589

Reedy Creek Improvement District GO, 5.00% due 6/1/2025 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	2,000,000	2,400,660

South Florida Water Management District COP, 5.00% due 10/1/2018 (Everglades Restoration Plan)	AA/Aa3	2,500,000	2,565,050

South Florida Water Management District COP, 5.00% due 10/1/2019 (Everglades Restoration Plan)	AA/Aa3	1,500,000	1,586,820

South Florida Water Management District COP, 5.00% due 10/1/2020 (Everglades Restoration Plan)	AA/Aa3	1,780,000	1,931,816

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Florida Water Management District COP, 5.00% due 10/1/2021 (Everglades Restoration Plan)	AA/Aa3	1,750,000	1,947,155

South Florida Water Management District COP, 5.00% due 10/1/2022 (Everglades Restoration Plan)	AA/Aa3	2,000,000	2,274,120

South Lake County Hospital District, 5.00% due 10/1/2025	NR/A2	4,140,000	4,451,245

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program; Insured: AGM)	AA/Aa3	5,000,000	5,549,300

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program)	AA-/Aa3	1,450,000	1,608,760

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2022 (Miami-Dade County Program)	AA-/Aa3	2,000,000	2,271,440

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2023 (Miami-Dade County Program)	AA-/Aa3	2,100,000	2,437,995

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2024 (Miami-Dade County Program)	AA-/Aa3	1,725,000	1,996,636

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018	AA+/Aa1	2,890,000	2,966,296

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	AA+/Aa1	3,000,000	3,176,310

Volusia County Educational Facilities Authority, 5.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM) (ETM)	AA/A2	2,075,000	2,131,793

Volusia County Educational Facilities Authority, 5.00% due 10/15/2019 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM) (ETM)	AA/A2	2,350,000	2,489,449

Volusia County Educational Facilities Authority, 5.00% due 10/15/2023 (Embry-Riddle Aeronautical University, Inc.)	NR/A3	700,000	810,817

Volusia County Educational Facilities Authority, 5.00% due 10/15/2024 (Embry-Riddle Aeronautical University, Inc.)	NR/A3	650,000	765,427

Volusia County Educational Facilities Authority, 5.00% due 10/15/2025 (Embry-Riddle Aeronautical University, Inc.)	NR/A3	400,000	471,736

Volusia County School Board COP, 5.00% due 8/1/2024 (University High School, River Springs Middle School)	NR/Aa3	1,000,000	1,178,630

Georgia — 1.29%

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2019 (UGAREF Bolton Commons, LLC)	NR/Aa2	400,000	418,528

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2020 (UGAREF Bolton Commons, LLC)	NR/Aa2	395,000	416,804

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2022 (UGAREF Central Precinct, LLC)	NR/Aa2	800,000	905,704

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2023 (UGAREF Central Precinct, LLC)	NR/Aa2	470,000	544,298

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Central Precinct, LLC)	NR/Aa2	520,000	614,645

City of Atlanta, 5.00% due 1/1/2018 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	2,100,000	2,100,000

City of Atlanta, 5.00% due 12/1/2018 (Atlantic Station Project)	BBB/A3	1,400,000	1,441,832

City of Atlanta, 5.00% due 1/1/2019 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,145,000	3,253,251

City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater System)	AA-/Aa2	5,650,000	6,098,045

City of Atlanta, 5.00% due 1/1/2020 (BeltLine Project)	NR/A2	410,000	434,346

City of Atlanta, 5.00% due 1/1/2020 (Hartsfield-Jackson Atlanta International

Airport)	NR/Aa3	6,000,000	6,384,240

City of Atlanta, 5.25% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	5,000,000	5,344,600

City of Atlanta, 5.00% due 12/1/2020 (Atlantic Station Project)	BBB/A3	1,000,000	1,082,340

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Atlanta, 5.00% due 1/1/2021 (BeltLine Project)	NR/A2	175,000	185,780

City of Atlanta, 5.00% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	7,000,000	7,449,680

City of Atlanta, 5.50% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,525,000	3,907,921

City of Atlanta, 5.00% due 11/1/2021 (Water & Wastewater System)	AA-/Aa2	2,500,000	2,799,500

City of Atlanta, 5.00% due 11/1/2022 (Water & Wastewater System)	AA-/Aa2	1,000,000	1,146,310

City of Atlanta, 5.00% due 12/1/2022 (Atlantic Station Project)	BBB/A3	1,100,000	1,241,515

City of Atlanta, 5.00% due 1/1/2023 (Airport Passenger Facility)	AA-/Aa3	1,000,000	1,150,130

City of Atlanta, 5.00% due 11/1/2023 (Water & Wastewater System)	AA-/Aa2	1,130,000	1,323,716

City of Atlanta, 5.00% due 12/1/2023 (Atlantic Station Project)	BBB/A3	1,000,000	1,147,810

City of Atlanta, 5.00% due 1/1/2024 (Airport Passenger Facility)	AA-/Aa3	1,350,000	1,586,885

City of Atlanta, 5.00% due 11/1/2024 (Water & Wastewater System)	AA-/Aa2	1,000,000	1,194,770

City of Atlanta, 5.00% due 12/1/2024 (Atlantic Station Project)	BBB/A3	1,000,000	1,165,340

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	AA-/Aa3	2,500,000	2,935,575

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	AA-/Aa3	1,645,000	1,931,608

City of Atlanta, 5.00% due 11/1/2025 (Water & Wastewater System)	AA-/Aa2	1,000,000	1,207,300

Development Authority of Bartow County, 2.70% due 8/1/2043 put 8/23/2018 (Georgia Power Co. Plant Bowen Project)	A-/A3	6,000,000	6,020,760

Fulton County Development Authority, 5.00% due 10/1/2022 (Georgia Tech Athletic Association)	NR/A2	4,550,000	5,138,360

Fulton County Facilities Corp. COP, 5.00% due 11/1/2019 (Public Purpose Project)	AA/Aa2	6,600,000	6,986,496

Hospital Authority of Gwinnett County, 5.00% due 7/1/2023 (Gwinnett Hospital System, Inc.; Insured: AGM)	NR/A2	5,000,000	5,255,300

LaGrange-Troup County Hospital Authority, 5.00% due 7/1/2018 (West Georgia Health Foundation, Inc.) (ETM)	A+/Aa2	550,000	559,614

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/A3	5,000,000	5,033,250

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	NR/A1	120,000	120,000

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2022 (South Medical Center)	AA-/Aa2	1,500,000	1,679,025

Guam — 0.63%

Government of Guam, 5.50% due 12/1/2018 (Layon Solid Waste Disposal Facility) (ETM)	BBB+/NR	3,000,000	3,108,150

Government of Guam, 5.00% due 1/1/2019 (Economic Development)	A/NR	680,000	699,237

Government of Guam, 5.00% due 11/15/2019 (Various Capital Projects)	A/NR	1,000,000	1,051,660

Government of Guam, 5.50% due 12/1/2019 (Layon Solid Waste Disposal Facility) (ETM)	BBB+/NR	2,000,000	2,144,240

Government of Guam, 5.00% due 11/15/2020 (Various Capital Projects)	A/NR	1,500,000	1,612,560

Government of Guam, 5.00% due 11/15/2021 (Various Capital Projects)	A/NR	2,210,000	2,422,624

Government of Guam, 5.00% due 11/15/2022 (Various Capital Projects)	A/NR	2,960,000	3,302,590

Government of Guam, 5.00% due 11/15/2023 (Various Capital Projects)	A/NR	6,280,000	7,082,961

Government of Guam, 5.00% due 11/15/2024 (Various Capital Projects)	A/NR	4,500,000	5,109,165

Guam Government Waterworks Authority, 5.25% due 7/1/2020 (Water & Wastewater System Improvements)	A-/Baa2	300,000	321,336

Guam Government Waterworks Authority, 5.25% due 7/1/2022 (Water & Wastewater System Improvements)	A-/Baa2	1,050,000	1,175,916

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Guam Government Waterworks Authority, 5.25% due 7/1/2023 (Water & Wastewater System Improvements)	A-/Baa2	645,000	734,345

Guam Power Authority, 5.00% due 10/1/2019 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,050,620

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA/A2	1,500,000	1,613,295

Guam Power Authority, 5.00% due 10/1/2022 (Electric Power System; Insured: AGM)	AA/A2	6,340,000	7,083,112

Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System)	BBB/Baa2	1,000,000	1,125,500

Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System)	BBB/Baa2	2,100,000	2,392,047

Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System)	BBB/Baa2	740,000	850,763

Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System)	BBB/Baa2	1,230,000	1,428,215

Hawaii — 1.50%

City and County of Honolulu GO, 5.00% due 11/1/2019 (Capital Improvements)	NR/Aa1	3,620,000	3,837,381

City and County of Honolulu GO, 5.00% due 11/1/2020 (Capital Improvements)	NR/Aa1	8,265,000	9,021,909

City and County of Honolulu GO, 5.00% due 11/1/2021 (Capital Improvements)	NR/Aa1	2,770,000	3,106,223

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvements) (ETM)	NR/Aa1	1,750,000	2,004,292

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvements)	NR/Aa1	6,695,000	7,697,978

City and County of Honolulu GO Floating Rate Note, 1.72% due 9/1/2025 (Rail Transit Project)	NR/Aa1	5,250,000	5,250,315

City and County of Honolulu GO Floating Rate Note, 1.72% due 9/1/2026 (Rail Transit Project)	NR/Aa1	7,000,000	7,000,420

City and County of Honolulu GO Floating Rate Note, 1.72% due 9/1/2028 (Rail Transit Project)	NR/Aa1	4,825,000	4,825,289

County of Hawaii GO, 5.00% due 9/1/2021 (Capital Improvements)	AA-/Aa2	1,500,000	1,672,125

County of Hawaii GO, 5.00% due 9/1/2021 (Capital Improvements)	AA-/Aa2	2,165,000	2,413,434

County of Hawaii GO, 5.00% due 9/1/2022 (Capital Improvements)	AA-/Aa2	1,250,000	1,428,638

County of Hawaii GO, 5.00% due 9/1/2022 (Capital Improvements)	AA-/Aa2	1,000,000	1,142,910

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,168,540

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	800,000	934,832

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,500,000	1,752,810

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,168,540

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,168,540

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	1,430,000	1,705,118

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	2,000,000	2,384,780

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	1,515,000	1,806,471

County of Hawaii GO, 5.00% due 9/1/2025 (Capital Improvements)	AA-/Aa2	1,255,000	1,522,164

County of Hawaii GO, 5.00% due 9/1/2025 (Capital Improvements)	AA-/Aa2	2,000,000	2,425,760

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	1,500,000	1,829,685

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	2,085,000	2,543,262

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	500,000	609,895

State of Hawaii GO, 5.00% due 11/1/2018 (Hawaiian Home Lands Settlement)	AA+/Aa1	20,000,000	20,573,400

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement) (ETM)	NR/NR	60,000	63,613

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement)	AA+/Aa1	1,395,000	1,482,271

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement) (ETM)	NR/NR	1,545,000	1,638,040

State of Hawaii GO, 5.00% due 12/1/2020 (Hawaiian Home Lands Settlement)	AA+/Aa1	2,500,000	2,733,325

State of Hawaii GO, 5.00% due 12/1/2021 (Hawaiian Home Lands Settlement)	AA+/Aa1	3,000,000	3,366,990

State of Hawaii GO, 5.00% due 12/1/2022 pre-refunded 12/1/2021 (Hawaiian Home Lands Settlement)	NR/NR	3,060,000	3,414,654

State of Hawaii GO, 5.00% due 12/1/2022 pre-refunded 12/1/2021 (Hawaiian Home Lands Settlement)	AA+/Aa1	940,000	1,050,826

Idaho — 0.72%

Idaho HFA, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,137,640

Idaho HFA, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,200,000	2,548,898

Idaho HFA, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,177,890

Regents of the University of Idaho, 5.25% due 4/1/2041 put 4/1/2021	A+/Aa3	12,890,000	14,122,671

State of Idaho GO, 4.00% due 6/29/2018 (Cash Flow Management)	SP-1+/Mig1	30,760,000	31,147,883

Illinois — 6.65%

Board of Education of the City of Chicago GO, 0% due 12/1/2020 (Educational Facilities; Insured: BHAC)	AA+/Aa1	12,000,000	11,085,960

Board of Trustees of Southern Illinois University, 5.25% due 4/1/2020 (Housing & Auxiliary Facilities; Insured: Natl-re)	BB+/A3	1,000,000	1,059,170

Chicago Midway International Airport, 5.00% due 1/1/2022	A/A3	800,000	892,352

Chicago Midway International Airport, 5.00% due 1/1/2023	A/A3	1,900,000	2,167,710

Chicago Midway International Airport, 5.00% due 1/1/2024	A/A3	1,000,000	1,164,990

Chicago O’Hare International Airport, 5.00% due 1/1/2018 (2016 Airport Projects)	A/NR	6,750,000	6,750,000

Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2016 Airport Projects)	A/NR	8,500,000	8,791,720

Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2015 Airport Projects)	A/NR	3,000,000	3,102,960

Chicago O’Hare International Airport, 5.00% due 1/1/2020 (2015 Airport Projects)	A/NR	2,350,000	2,498,567

Chicago O’Hare International Airport, 5.00% due 1/1/2021 (2015 Airport Projects)	A/NR	3,000,000	3,273,120

Chicago O’Hare International Airport, 5.00% due 1/1/2022 pre-refunded 1/1/2021 (Capital Development Programs)	A/A2	5,835,000	6,402,045

Chicago O’Hare International Airport, 5.00% due 1/1/2027 (2016 Airport Projects)	A/NR	1,750,000	2,094,662

Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	1,250,000	1,250,000

Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	1,420,000	1,420,000

Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	945,000	945,000

Chicago Park District GO, 5.00% due 1/1/2018 (Capital Improvement Plan)	AA+/Ba1	1,150,000	1,150,000

Chicago Park District GO, 4.00% due 1/1/2019 (Capital Improvement Plan)	AA+/NR	1,745,000	1,775,904

Chicago Park District GO, 4.00% due 1/1/2019 (Capital Improvement Plan)	AA+/NR	820,000	834,522

Chicago Park District GO, 4.00% due 1/1/2020 (Capital Improvement Plan)	AA+/NR	2,730,000	2,825,386

Chicago Park District GO, 4.00% due 1/1/2020 (Capital Improvement Plan)	AA+/NR	815,000	843,476

Chicago Park District GO, 5.00% due 1/1/2020 (Capital Improvement Plan)	AA+/Ba1	530,000	558,800

Chicago Park District GO, 5.00% due 1/1/2021 (Capital Improvement Plan)	AA+/NR	2,840,000	3,065,780

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chicago Park District GO, 5.00% due 1/1/2022 (Capital Improvement Plan)	AA+/NR	1,485,000	1,638,386

Chicago Park District GO, 5.00% due 1/1/2022 (Capital Improvement Plan)	AA+/NR	1,940,000	2,140,383

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	1,605,000	1,806,749

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	3,215,000	3,619,125

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	1,675,000	1,885,547

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,340,000	1,531,030

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,305,000	1,491,041

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,760,000	2,010,906

Chicago Park District GO, 5.00% due 1/1/2025 (Capital Improvement Plan)	AA+/NR	610,000	706,453

Chicago School Reform Board of Trustees of the Board of Education GO, 5.25% due 12/1/2021 (School District Capital Improvement Program; Insured: Natl-Re)	B/A3	1,500,000	1,629,255

Chicago Transit Authority, 5.50% due 6/1/2018 (Federal Transit Program-Rail Systems; Insured: AGM)	A+/A3	2,500,000	2,537,875

City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission System)	A/Baa3	1,475,000	1,475,000

City of Chicago, 5.00% due 1/1/2018 (Wastewater Transmission System)	A/NR	2,500,000	2,500,000

City of Chicago, 5.00% due 11/1/2018 (Water System)	A/NR	1,500,000	1,540,980

City of Chicago, 5.00% due 1/1/2019 (Wastewater Transmission System)	A/NR	1,750,000	1,804,250

City of Chicago, 5.00% due 11/1/2019 (Water System)	A/NR	1,600,000	1,688,944

City of Chicago, 5.00% due 1/1/2020 (Wastewater Transmission System)	A/NR	1,000,000	1,057,760

City of Chicago, 5.50% due 1/1/2020 (Wastewater Transmission System; Insured: BHAC)	AA+/Aa1	1,400,000	1,404,032

City of Chicago, 5.00% due 11/1/2020 (Water System)	A/NR	1,500,000	1,620,060

City of Chicago, 5.00% due 1/1/2021 (Riverwalk Expansion Project; Insured: AGM)	BB+/Ba1	1,410,000	1,490,596

City of Chicago, 5.00% due 1/1/2021 (Wastewater Transmission System)	A/NR	1,000,000	1,081,620

City of Chicago, 5.00% due 11/1/2021 (Water System)	A/NR	1,000,000	1,101,830

City of Chicago, 5.00% due 1/1/2022 (Wastewater Transmission System)	A/NR	2,000,000	2,208,180

City of Chicago, 5.00% due 1/1/2023 (Chicago Midway Airport)	A/A3	6,215,000	7,090,693

City of Chicago, 5.00% due 1/1/2023 (Riverwalk Expansion Project; Insured: AGM)	BB+/Ba1	1,000,000	1,083,440

City of Chicago, 5.00% due 1/1/2023 (Wastewater Transmission System)	A/NR	3,000,000	3,371,070

City of Chicago, 5.00% due 11/1/2023 (Water System)	A/NR	650,000	742,138

City of Chicago, 5.00% due 1/1/2024 (Chicago Midway Airport)	A/A3	16,060,000	18,314,663

City of Chicago, 5.00% due 1/1/2024 (Wastewater Transmission System)	A/NR	6,250,000	7,141,000

City of Chicago, 5.00% due 1/1/2024 pre-refunded 1/1/2020 (Project Fund)	AA/Ba1	5,510,000	5,870,685

City of Chicago, 5.00% due 11/1/2024 (Water System)	A/NR	1,000,000	1,156,670

City of Chicago, 5.00% due 1/1/2025 (Wastewater Transmission System)	A/NR	4,500,000	5,220,945

City of Chicago, 5.00% due 1/1/2026 pre-refunded 1/1/2020 (Project Fund)	AA/Ba1	6,030,000	6,424,724

City of Chicago, 5.00% due 1/1/2027 pre-refunded 1/1/2020 (Project Fund)	AA/Ba1	6,310,000	6,723,053

City of Chicago, 5.00% due 11/1/2027 (Water System)	A/NR	6,250,000	7,307,937

City of Chicago, 5.00% due 11/1/2028 (Water System; Insured: AGM)	AA/NR	2,000,000	2,402,320

City of Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	B/A3	1,000,000	1,019,540

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Chicago Building Acquisition Certificates GO, 5.40% due 1/1/2018 (Parking Facility Improvements; Insured: AGM)	AA/A2	570,000	570,000

City of Mount Vernon GO, 4.00% due 12/15/2019 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,000,000	1,037,660

City of Mount Vernon GO, 4.00% due 12/15/2020 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	785,000	830,907

City of Mount Vernon GO, 4.00% due 12/15/2021 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,640,000	1,729,150

City of Waukegan GO, 5.00% due 12/30/2019 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,935,000	2,034,981

City of Waukegan GO, 5.00% due 12/30/2020 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,074,320

City of Waukegan GO, 5.00% due 12/30/2021 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	2,100,000	2,301,621

City of Waukegan GO, 5.00% due 12/30/2022 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,115,140

Community College District No. 503 GO, 5.00% due 12/1/2021 (Black Hawk College; Insured: AGM)	AA/NR	3,365,000	3,741,577

Community College District No. 503 GO, 5.00% due 12/1/2023 (Black Hawk College; Insured: AGM)	AA/NR	4,155,000	4,813,941

Community College District No. 503 GO, 5.00% due 12/1/2024 (Black Hawk College; Insured: AGM)	AA/NR	3,415,000	4,015,323

Community College District No. 516 GO, 4.50% due 12/15/2020 (Waubonsee Community College)	NR/Aa1	1,325,000	1,427,330

Community College District No. 516 GO, 5.00% due 12/15/2021 (Waubonsee Community College)	NR/Aa1	6,175,000	6,910,072

Community High School District No. 127 GO, 7.375% due 2/1/2020 (Lake County-Grayslake Educational Facilities.; Insured: Syncora)	AA+/NR	1,000,000	1,109,050

Community Unit School District No. 200 GO, 5.25% due 10/1/2023 (DuPage County Educational Facilities; Insured: FSA)	AA/Aa3	1,000,000	1,058,780

Community Unit School District No. 302 GO, 0% due 2/1/2021 (Kane & DeKalb County Educational Facilities; Insured: Natl-Re)	NR/Aa3	3,165,000	2,919,554

Community Unit School District No. 428 GO, 0% due 1/1/2021 (DeKalb County Educational Facilities)	AA-/Aa2	6,140,000	5,694,420

Community Unit School District No. 5 GO, 5.00% due 4/15/2024 (Insured: BAM)	AA/Aa3	450,000	523,265

Community Unit School District No. 5 GO, 5.00% due 4/15/2025 (Insured: BAM)	AA/Aa3	600,000	709,368

Community Unit School District No. 5 GO, 5.00% due 4/15/2026 (Insured: BAM)	AA/Aa3	600,000	719,028

Cook County Community College District No. 508 GO, 5.00% due 12/1/2020 (City Colleges of Chicago)	BBB/NR	1,220,000	1,303,680

Cook County Community College District No. 508 GO, 5.00% due 12/1/2021 (City Colleges of Chicago)	BBB/NR	1,125,000	1,216,924

Cook County Community College District No. 508 GO, 5.00% due 12/1/2022 (City Colleges of Chicago)	BBB/NR	1,250,000	1,373,525

Cook County Community College District No. 508 GO, 5.00% due 12/1/2023 (City Colleges of Chicago)	BBB/NR	3,425,000	3,803,223

Cook County Community College District No. 508 GO, 5.00% due 12/1/2024 (City Colleges of Chicago)	BBB/NR	1,000,000	1,101,880

Cook County Community College District No. 508 GO, 5.25% due 12/1/2025 (City Colleges of Chicago)	BBB/NR	1,625,000	1,801,231

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	BBB/NR	1,690,000	1,860,842

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cook County School District No. 97 GO, 9.00% due 12/1/2018 (Village of Oak Park; Insured: Natl-Re)	NR/Aa2	4,000,000	4,265,040

County of Cook GO, 5.00% due 11/15/2019 (Capital Improvement Plan)	AA-/A2	3,690,000	3,895,238

County of Cook GO, 4.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	925,000	977,864

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	2,000,000	2,169,800

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	3,590,000	3,788,312

County of Cook GO, 4.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	2,000,000	2,140,380

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	2,105,000	2,330,530

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	5,000,000	5,535,700

County of Cook GO, 4.00% due 11/15/2022 (Capital Improvement Plan)	AA-/A2	1,000,000	1,078,300

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan)	AA-/A2	1,500,000	1,686,150

Du Page County High School District No. 88, 3.00% due 1/15/2020 (Addison Trail and Willowbrook High Schools)	NR/Aa1	2,630,000	2,689,017

Forest Preserve District of Cook County GO, 5.00% due 11/15/2021	AA-/A2	1,500,000	1,601,910

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2020	AAA/Aaa	500,000	543,765

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2021	AAA/Aaa	1,425,000	1,587,863

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2022	AAA/Aaa	900,000	1,023,642

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2023	AAA/Aaa	1,300,000	1,507,285

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2024	AAA/Aaa	5,000,000	5,903,750

Illinois Educational Facilities Authority, 5.25% due 3/1/2034 put 3/1/2018 (Art Institute of Chicago)	NR/NR	3,600,000	3,621,852

Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health Care)	AA+/Aa2	510,000	526,366

Illinois Finance Authority, 5.00% due 4/1/2020 pre-refunded 4/1/2019 (Advocate Health Care)	AA+/Aa2	1,315,000	1,370,177

Illinois Finance Authority, 5.00% due 11/15/2020 (Rush University Medical Center)	A+/A1	290,000	313,861

Illinois Finance Authority, 5.00% due 11/15/2021 (Rush University Medical Center)	A+/A1	250,000	276,883

Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)	AA-/Aa3	1,000,000	1,078,390

Illinois Finance Authority, 5.00% due 11/15/2022 (Rush University Medical Center)	A+/A1	250,000	282,750

Illinois Finance Authority, 5.00% due 8/1/2023 (Advocate Health Care)	AA+/Aa2	565,000	653,846

Illinois Finance Authority, 5.00% due 11/15/2023 (Rush University Medical Center)	A+/A1	1,000,000	1,152,100

Illinois Finance Authority, 5.00% due 8/1/2024 (Advocate Health Care)	AA+/Aa2	800,000	943,632

Illinois Finance Authority, 5.00% due 11/15/2024 (Rush University Medical Center)	A+/A1	575,000	672,681

Illinois Finance Authority, 5.00% due 8/1/2025 (Advocate Health Care)	AA+/Aa2	1,400,000	1,651,748

Illinois Finance Authority, 5.00% due 11/15/2025 (Rush University Medical Center)	A+/A1	1,655,000	1,941,663

Illinois Finance Authority, 5.00% due 11/1/2030 put 1/15/2020 (Advocate Health Care)	AA+/Aa2	1,250,000	1,328,213

Illinois Finance Authority, 1.76% due 8/15/2038 put 1/8/2018 (Northwestern Memorial Hospital; SPA: Northern Trust Co.) (weekly demand notes)	AA+/Aa2	27,365,000	27,365,000

Illinois State Toll Highway Authority, 5.00% due 1/1/2023	AA-/Aa3	4,000,000	4,579,960

Illinois State Toll Highway Authority, 5.00% due 1/1/2024	AA-/Aa3	6,500,000	7,600,385

Illinois State Toll Highway Authority, 5.00% due 1/1/2025	AA-/Aa3	6,500,000	6,938,750

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC) (ETM)	NR/Aa3	765,000	710,188

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC)	NR/Aa3	1,235,000	1,126,715

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	AA/NR	7,150,000	8,272,907

McHenry County Conservation District GO, 5.00% due 2/1/2021	AA+/Aa1	2,325,000	2,546,014

McHenry County Conservation District GO, 5.00% due 2/1/2025	AA+/Aa1	2,000,000	2,370,900

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2020 (McCormick Place Expansion)	BB+/NR	4,000,000	4,287,360

Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019	A/NR	22,000,000	23,013,980

Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019	A/NR	6,780,000	7,104,287

State of Illinois, 5.00% due 6/15/2021 pre-refunded 6/15/2019 (Build Illinois)	AA-/Baa3	9,945,000	10,432,007

State of Illinois, 5.00% due 6/15/2023 (Build Illinois)	AA-/NR	5,825,000	6,667,936

State of Illinois, 5.00% due 6/15/2025 (Build Illinois)	AA-/NR	8,825,000	10,368,492

State of Illinois, 6.00% due 6/15/2026 (Insured: BAM-TCRS National)	AA/Baa3	3,455,000	4,392,031

State of Illinois GO, 5.00% due 4/1/2026 (Build Illinois)	BBB-/Baa3	5,000,000	5,007,250

Town of Cicero Cook County GO, 5.00% due 1/1/2019 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,000,000	2,058,580

Town of Cicero Cook County GO, 5.00% due 12/1/2019 (Cicero and Laramie Development Areas)	A/NR	1,070,000	1,126,774

Town of Cicero Cook County GO, 5.00% due 1/1/2020 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,450,000	1,529,083

Town of Cicero Cook County GO, 5.00% due 1/1/2021 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,250,000	1,339,625

Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,375,000	2,375,000

University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 (Insured: AGM)	AA/NR	955,000	964,216

Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)	NR/A3	580,000	589,431

Village of Tinley Park GO, 4.00% due 12/1/2022	AA+/NR	625,000	679,825

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2023 (Capital Improvements; Insured: BAM)	AA/Aa2	8,050,000	9,143,190

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2024 (Capital Improvements; Insured: BAM)	AA/Aa2	4,580,000	5,302,083

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2025 (Capital Improvements; Insured: BAM)	AA/Aa2	8,495,000	9,993,093

Will County Valley View Community Unit School District No. 365 GO, 0% due 11/1/2018 (Insured: AGM)	AA/Aa2	3,370,000	3,319,012

Indiana — 1.59%

Avon Community School Building Corp., 4.00% due 7/15/2018	AA+/NR	1,000,000	1,013,230

Avon Community School Building Corp., 4.00% due 7/15/2019	AA+/NR	1,000,000	1,035,280

Avon Community School Building Corp., 5.00% due 7/15/2021	AA+/NR	2,200,000	2,430,384

Avon Community School Building Corp., 5.00% due 7/15/2022	AA+/NR	1,000,000	1,130,780

Avon Community School Building Corp., 5.00% due 7/15/2023	AA+/NR	600,000	693,156

Avon Community School Building Corp., 5.00% due 7/15/2024	AA+/NR	285,000	334,638

Avon Community School Building Corp., 5.00% due 7/15/2025	AA+/NR	600,000	716,040

Avon Community School Building Corp., 5.00% due 7/15/2026	AA+/NR	700,000	845,075

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Avon Community School Building Corp., 5.00% due 7/15/2027	AA+/NR	1,345,000	1,642,675

Board of Trustees for the Vincennes University, 4.00% due 6/1/2018	NR/Aa3	1,000,000	1,010,520

Board of Trustees for the Vincennes University, 5.00% due 6/1/2020	NR/Aa3	1,000,000	1,077,370

City of Carmel Redevelopment Authority, 5.00% due 8/1/2021 (Road and Intersection Improvements)	AA/NR	2,405,000	2,656,755

City of Carmel Redevelopment Authority, 5.00% due 8/1/2022 (Road and Intersection Improvements)	AA/NR	2,510,000	2,833,062

City of Carmel Redevelopment District COP, 5.75% due 7/15/2022 pre-refunded 1/15/2021 (CFP Energy Center, LLC Installment Purchase Agreement)	NR/NR	2,320,000	2,489,151

Duneland School Building Corp., 0% due 2/1/2020 (State Aid Withholding)	A/NR	2,970,000	2,849,121

Duneland School Building Corp., 0% due 8/1/2020 (State Aid Withholding)	A/NR	3,470,000	3,294,800

Duneland School Building Corp., 0% due 2/1/2021 (State Aid Withholding)	A/NR	2,770,000	2,599,091

Duneland School Building Corp., 0% due 8/1/2021 (State Aid Withholding)	A/NR	3,270,000	3,033,415

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2021 (Educational Facilities; Insured: State Intercept)	AA+/NR	1,230,000	1,364,599

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2022 (Educational Facilities; Insured: State Intercept)	AA+/NR	885,000	1,005,272

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2023 (Educational Facilities; Insured: State Intercept)	AA+/NR	570,000	661,417

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 1/15/2024 (Educational Facilities; Insured: State Intercept)	AA+/NR	525,000	614,744

Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)	AA/NR	1,300,000	1,436,201

Indiana Finance Authority, 4.00% due 5/1/2018 (Community Health Network)	A/A2	2,820,000	2,842,334

Indiana Finance Authority, 5.25% due 7/1/2018 (Rockville Correctional Facilities) (ETM)	AA+/Aa1	2,150,000	2,189,667

Indiana Finance Authority, 5.25% due 7/1/2018 (Wabash Correctional Facilities)	AA+/Aa1	1,000,000	1,019,000

Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University Health Sciences)	BBB-/NR	1,790,000	1,827,339

Indiana Finance Authority, 5.00% due 11/1/2018 (Indianapolis Airport)	AA+/Aa2	2,750,000	2,830,437

Indiana Finance Authority, 5.00% due 11/1/2018 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,250,000	1,284,675

Indiana Finance Authority, 5.00% due 5/1/2019 (Community Health Network)	A/A2	1,790,000	1,864,303

Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University Health Sciences)	BBB-/NR	1,250,000	1,309,763

Indiana Finance Authority, 5.00% due 3/1/2020 (Indiana University Health System)	AA/Aa2	5,000,000	5,343,050

Indiana Finance Authority, 5.00% due 5/1/2020 (Community Health Network)	A/A2	860,000	920,845

Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University Health Sciences)	BBB-/NR	2,245,000	2,406,999

Indiana Finance Authority, 5.00% due 3/1/2021 (Indiana University Health System)	AA/Aa2	9,880,000	10,837,471

Indiana Finance Authority, 5.00% due 5/1/2021 (Community Health Network)	A/A2	2,250,000	2,472,255

Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University Health Sciences)	BBB-/NR	2,320,000	2,538,289

Indiana Finance Authority, 5.00% due 10/1/2021 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	555,750

Indiana Finance Authority, 5.00% due 3/1/2022 (Indiana University Health System)	AA/Aa2	3,240,000	3,547,703

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Indiana Finance Authority, 5.00% due 5/1/2022 (Parkview Health System) (ETM)	NR/NR	25,000	28,260

Indiana Finance Authority, 5.00% due 5/1/2022 (Parkview Health System)	AA-/Aa3	1,110,000	1,254,755

Indiana Finance Authority, 5.00% due 5/1/2022 (Community Health Network)	A/A2	1,230,000	1,384,734

Indiana Finance Authority, 5.00% due 10/1/2023 (CWA Authority, Inc. Wastewater System Project)	AA/NR	1,000,000	1,160,240

Indiana Finance Authority, 5.00% due 10/1/2024 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	591,070

Indiana Municipal Power Agency, 5.00% due 1/1/2026 (Power Supply System)	A+/A1	1,465,000	1,763,025

Indiana Municipal Power Agency, 5.00% due 1/1/2027 (Power Supply System)	A+/A1	1,675,000	2,043,601

Indiana Municipal Power Agency, 5.00% due 1/1/2028 (Power Supply System)	A+/A1	1,095,000	1,352,139

Knox Middle School Building Corp., 0% due 1/15/2020 (Insured: Natl-Re) (State Aid Withholding)	NR/A3	1,295,000	1,230,962

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,000,000	1,023,970

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,680,000	1,761,984

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,345,000	1,401,073

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,170,000	1,259,283

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,250,000	1,325,488

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,250,000	1,379,100

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,455,000	1,564,867

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,000,000	1,127,540

Perry Township Multischool Building Corp., 4.00% due 1/15/2018 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,000,840

Perry Township Multischool Building Corp., 3.00% due 1/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,014,610

Perry Township Multischool Building Corp., 4.00% due 7/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,034,960

Perry Township Multischool Building Corp., 5.00% due 7/10/2020 (Educational Facilities) (State Aid Withholding)	AA+/NR	2,090,000	2,248,652

Perry Township Multischool Building Corp., 5.00% due 7/10/2021 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,102,890

Whitko High School Building Corp., 4.00% due 7/15/2018 (School Corp. Capital Improvements) (State Aid Withholding)	AA+/NR	1,025,000	1,038,284

Zionsville Community Schools Building Corp., 5.00% due 7/15/2019 (Insured: AGM) (State Aid Withholding)	AA/A2	1,100,000	1,145,386

Iowa — 0.33%

Des Moines Independent Community School District, 4.00% due 6/1/2019 (School Infrastructure; Insured: AGM)	AA/A2	3,870,000	3,994,072

Des Moines Independent Community School District, 4.00% due 6/1/2020 (School Infrastructure; Insured: AGM)	AA/A2	3,990,000	4,187,465

Des Moines Independent Community School District, 4.00% due 6/1/2021 (School Infrastructure; Insured: AGM)	AA/A2	4,125,000	4,350,142

Des Moines Independent Community School District, 4.00% due 6/1/2022 (School Infrastructure; Insured: AGM)	AA/A2	2,140,000	2,262,023

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Iowa Finance Authority, 5.00% due 2/15/2018 (Iowa Health System; Insured: AGM)	NR/A1	1,405,000	1,410,423

Iowa Finance Authority, 5.00% due 7/1/2022 (Genesis Health System)	NR/A1	1,735,000	1,968,410

Iowa Finance Authority, 5.00% due 7/1/2023 (Genesis Health System)	NR/A1	2,000,000	2,320,580

Iowa Finance Authority, 5.00% due 7/1/2024 (Genesis Health System)	NR/A1	2,350,000	2,719,326

Kansas — 0.92%

Kansas DFA, 5.00% due 4/1/2020 (National Bio and Agro-Defense Facility)	A+/Aa3	6,980,000	7,454,640

Kansas DFA, 5.00% due 12/1/2020 (New Jobs Training; Insured: BAM)	AA/NR	1,500,000	1,590,630

Kansas DFA, 5.00% due 4/1/2021 (National Bio and Agro-Defense Facility)	A+/Aa3	5,075,000	5,562,555

Kansas DFA, 5.00% due 4/1/2022 (National Bio and Agro-Defense Facility)	A+/Aa3	2,730,000	3,059,238

Kansas DFA, 5.00% due 4/1/2023 (National Bio and Agro-Defense Facility)	A+/Aa3	8,110,000	9,319,769

Kansas DFA, 5.00% due 4/1/2024 (National Bio and Agro-Defense Facility)	A+/Aa3	9,275,000	10,648,535

Kansas DFA, 5.00% due 4/1/2025 (National Bio and Agro-Defense Facility)	A+/Aa3	7,280,000	8,350,306

Seward County USD No. 480 GO, 5.00% due 9/1/2024	A+/A1	450,000	528,268

Seward County USD No. 480 GO, 5.00% due 9/1/2025	A+/A1	1,405,000	1,677,640

Seward County USD No. 480 GO, 5.00% due 9/1/2026	A+/A1	2,165,000	2,575,051

Seward County USD No. 480 GO, 5.00% due 9/1/2027	A+/A1	2,100,000	2,489,634

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2022 (Utility Systems Improvement)	A+/A3	2,000,000	2,271,440

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2023 (Utility Systems Improvement)	A+/A3	1,000,000	1,160,370

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2024 (Utility Systems Improvement)	A+/A3	600,000	708,438

Wyandotte County USD No. 500 GO, 5.00% due 9/1/2025 (General Improvement)	AA-/Aa2	3,300,000	3,948,087

Wyandotte County USD No. 500 GO, 5.00% due 9/1/2026 (General Improvement)	AA-/Aa2	2,375,000	2,882,134

Kentucky — 2.01%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2021 (Project No. 112)	A/A1	10,000,000	11,084,300

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2023 (Project No. 112)	A/A1	20,000,000	23,058,600

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2025 (Project No. 112)	A/A1	25,000,000	29,573,500

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2026 (Project No. 112)	A/A1	20,000,000	23,885,600

Kentucky Economic DFA, 0% due 10/1/2019 (Norton Healthcare, Inc.; Insured: Natl-Re)	NR/A3	5,000,000	4,831,050

Kentucky Economic DFA, 0% due 10/1/2020 (Norton Healthcare, Inc.; Insured: Natl-Re)	NR/A3	9,600,000	8,945,472

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	NR/A3	2,885,000	2,620,734

Kentucky Economic DFA, 0% due 10/1/2023 (Norton Healthcare, Inc.; Insured: Natl-Re)	NR/A3	4,195,000	3,585,676

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2022 (Eastern State Hospital)	A/A1	6,165,000	6,805,728

Louisville/Jefferson County Metropolitan Government, 5.00% due 10/1/2024 (Norton Healthcare, Inc.)	A-/NR	1,000,000	1,170,140

Louisville/Jefferson County Metropolitan Government, 5.00% due 10/1/2025 (Norton Healthcare, Inc.)	A-/NR	1,200,000	1,421,940

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisville/Jefferson County Metropolitan Government, 5.00% due 10/1/2026 (Norton Healthcare, Inc.)	A-/NR	3,000,000	3,605,490

Louisville/Jefferson County Metropolitan Government, 1.50% due 10/1/2033 (Louisville Gas and Electric Company)	A/A1	12,725,000	12,679,699

Turnpike Authority of Kentucky, 5.00% due 7/1/2025 (Revitalization Projects)	AA-/Aa3	2,435,000	2,922,317

Turnpike Authority of Kentucky, 5.00% due 7/1/2026 (Revitalization Projects)	AA-/Aa3	3,180,000	3,874,703

Louisiana — 2.65%

City of Bossier, 4.00% due 12/1/2018 (Public Improvements; Insured: AGM)	AA/Aa3	2,020,000	2,066,056

City of Bossier, 4.50% due 12/1/2021 (Public Improvements; Insured: AGM)	AA/Aa3	2,240,000	2,451,411

City of Lafayette, 5.00% due 11/1/2019 (Utilities System Improvements)	AA-/A1	1,000,000	1,058,000

City of New Orleans GO, 4.00% due 10/1/2018 (Audubon Park Aquarium; Insured: AGM)	AA/NR	1,110,000	1,131,112

City of New Orleans GO, 4.00% due 12/1/2018 (Public Improvements)	AA-/A3	700,000	714,679

City of New Orleans GO, 4.00% due 12/1/2019 (Public Improvements)	AA-/A3	750,000	779,843

City of New Orleans GO, 5.00% due 12/1/2019 (Public Improvements; Insured: AGM)	AA-/A3	3,080,000	3,260,118

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements; Insured: AGM)	AA-/A3	3,250,000	3,536,845

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements)	AA-/A3	1,315,000	1,431,062

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements; Insured: AGM)	AA-/A3	5,700,000	6,349,230

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements)	AA-/A3	1,200,000	1,336,680

City of Shreveport, 5.00% due 12/1/2020 (Water and Sewer System; Insured: BAM)	AA/A3	7,770,000	8,432,781

City of Shreveport, 5.00% due 12/1/2021 (Water and Sewer System; Insured: BAM)	AA/A3	8,185,000	9,091,161

City of Shreveport, 5.00% due 12/1/2022 (Water and Sewer System; Insured: BAM)	AA/A3	6,460,000	7,329,774

City of Shreveport, 5.00% due 12/1/2023 (Water and Sewer System; Insured: BAM)	AA/A3	4,245,000	4,918,215

City of Shreveport, 5.00% due 12/1/2024 (Water and Sewer System; Insured: BAM)	AA/A3	4,490,000	5,291,869

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2021 (Roads, Bridges & Drainage Works)	A/NR	1,990,000	2,106,893

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2022 (Roads, Bridges & Drainage Works)	A/NR	1,545,000	1,658,156

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2023 (Wastewater System Improvements)	AA-/Aa3	450,000	514,170

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2024 (Wastewater System Improvements)	AA-/Aa3	1,000,000	1,163,400

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2025 (Wastewater System Improvements)	AA-/Aa3	700,000	828,303

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2020 (Convention Center)	NR/A1	1,000,000	1,078,380

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2021 (Convention Center)	NR/A1	780,000	861,682

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2022 (Convention Center)	NR/A1	1,000,000	1,129,860

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2023 (Convention Center)	NR/A1	1,000,000	1,122,470

Jefferson Sales Tax District Parish of Jefferson, 5.00% due 12/1/2018 (Sewerage Capital Project; Insured: AGM)	AA/A2	2,000,000	2,063,080

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Energy & Power Authority, 5.00% due 1/1/2020 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,000,000	1,059,180

Louisiana Energy & Power Authority, 5.00% due 1/1/2021 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,000,000	1,086,470

Louisiana Energy & Power Authority, 5.00% due 6/1/2022 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	1,000,000	1,132,370

Louisiana Energy & Power Authority, 5.00% due 1/1/2023 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,740,000	1,964,843

Louisiana Energy & Power Authority, 5.00% due 6/1/2023 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	750,000	868,590

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2018 (Independence Stadium) (ETM)	A-/NR	1,000,000	1,005,750

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2018 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,022,710

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2018 (Bossier Parish Community College - Campus Facilities Project, Inc.)	A+/NR	2,655,000	2,713,118

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2019 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,049,320

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2019 (Bossier Parish Community College - Campus Facilities, Inc. Project)	A+/NR	1,310,000	1,364,640

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 12/1/2020 (Bossier Parish Community College - Campus Facilities, Inc. Project)	A+/NR	1,200,000	1,304,496

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 10/1/2022 (LCTCS Act 391 Project; Insured: BAM)	AA/NR	2,525,000	2,868,627

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 10/1/2023 (LCTCS Act 391 Project; Insured: BAM)	AA/NR	3,440,000	3,977,087

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 10/1/2024 (LCTCS Act 391 Project; Insured: BAM)	AA/NR	3,450,000	4,052,301

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 10/1/2025 (LCTCS Act 391 Project; Insured: BAM)	AA/NR	2,660,000	3,175,056

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 10/1/2026 (LCTCS Act 391 Project; Insured: BAM)	AA/NR	2,550,000	3,078,997

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 10/1/2027 (LCTCS Act 391 Project; Insured: BAM)	AA/NR	4,390,000	5,359,268

Louisiana Offshore Terminal Authority, 5.00% due 10/1/2018 (Deepwater Oil Port-Loop LLC)	BBB+/NR	22,140,000	22,664,275

Louisiana Public Facilities Authority, 5.00% due 6/1/2022 (Hurricane Recovery Program)	NR/A1	2,945,000	3,326,849

Louisiana Public Facilities Authority, 5.00% due 6/1/2023 (Hurricane Recovery Program)	NR/A1	5,000,000	5,768,350

Louisiana State Office Facilities Corp., 5.00% due 5/1/2018 (State Capitol)	NR/A1	2,500,000	2,528,350

Louisiana State Office Facilities Corp., 5.00% due 5/1/2021 (State Capitol)	NR/A1	4,595,000	4,912,285

New Orleans Regional Transit Authority, 5.00% due 12/1/2019 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,062,360

New Orleans Regional Transit Authority, 5.00% due 12/1/2021 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,082,940

New Orleans Regional Transit Authority, 5.00% due 12/1/2022 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,110,000	1,205,671

Parish of LaFourche, 5.00% due 1/1/2019 (Roads, Highways & Bridges)	AA-/NR	595,000	615,420

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Parish of LaFourche, 5.00% due 1/1/2022 (Roads, Highways & Bridges)	AA-/NR	415,000	462,061

Parish of LaFourche, 5.00% due 1/1/2023 (Roads, Highways & Bridges)	AA-/NR	515,000	586,250

Parish of Orleans School District GO, 5.00% due 9/1/2018 (Insured: AGM)	AA/Aa3	4,800,000	4,908,096

Parish of Orleans School District GO, 5.00% due 9/1/2020 (Insured: AGM)	AA/Aa3	3,840,000	4,146,355

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2019	A+/NR	1,005,000	1,038,266

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2021 pre-refunded 9/1/2019	A+/NR	1,115,000	1,176,871

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	14,195,000	15,170,764

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2018 (Terrebonne General Medical Center)	A/A3	1,000,000	1,008,230

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2019 (Terrebonne General Medical Center)	A/A3	1,810,000	1,879,776

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2021 (Terrebonne General Medical Center)	A/A3	1,485,000	1,585,431

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2021 pre-refunded 4/1/2020 (Terrebonne General Medical Center)	NR/NR	835,000	894,836

Maine — 0.08%

Maine Governmental Facilities Authority, 5.00% due 10/1/2020 (Augusta & Machias Courthouses)	AA-/Aa3	1,245,000	1,353,626

Maine Governmental Facilities Authority, 5.00% due 10/1/2021 (Augusta & Machias Courthouses)	AA-/Aa3	1,315,000	1,466,672

Maine Governmental Facilities Authority, 5.00% due 10/1/2022 (Augusta & Machias Courthouses)	AA-/Aa3	1,175,000	1,340,052

Maine Governmental Facilities Authority, 5.00% due 10/1/2023 (Augusta & Machias Courthouses)	AA-/Aa3	1,445,000	1,680,810

Maryland — 0.27%

Maryland Economic Development Corp., 5.00% due 6/1/2021 (Public Health Laboratory)	AA+/Aa1	8,725,000	9,675,153

Maryland Economic Development Corp., 4.00% due 6/1/2022 (Public Health Laboratory)	AA+/Aa1	8,245,000	8,856,614

Massachusetts — 1.13%

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018	A/NR	2,825,000	2,872,403

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019	A/NR	2,765,000	2,898,245

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020 pre-refunded 1/1/2020	A/NR	2,965,000	3,162,113

Massachusetts Development Finance Agency, 3.00% due 7/1/2018 (Mount Auburn Hospital Health Records System)	A-/A3	1,000,000	1,007,060

Massachusetts Development Finance Agency, 5.00% due 7/1/2022 (Mount Auburn Hospital Health Records System)	A-/A3	2,750,000	3,110,525

Massachusetts Development Finance Agency, 5.00% due 7/1/2023 (CareGroup Healthcare)	A-/A3	2,500,000	2,885,175

Massachusetts Development Finance Agency, 5.00% due 7/1/2023 (Mount Auburn Hospital Health Records System)	A-/A3	4,000,000	4,616,280

Massachusetts Development Finance Agency, 5.25% due 10/1/2023 (Simmons College)	BBB+/Baa1	595,000	694,502

Massachusetts Development Finance Agency, 5.00% due 7/1/2024 (CareGroup Healthcare)	A-/A3	3,020,000	3,543,185

Massachusetts Development Finance Agency, 5.00% due 7/1/2024 (Mount Auburn Hospital Health Records System)	A-/A3	6,050,000	7,098,102

Massachusetts Development Finance Agency, 5.00% due 7/1/2025 (CareGroup Healthcare)	A-/A3	2,500,000	2,979,300

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Development Finance Agency, 5.00% due 7/1/2025 (Mount Auburn Hospital Health Records System)	A-/A3	2,465,000	2,937,590

Massachusetts Development Finance Agency, 5.00% due 7/1/2026 (CareGroup Healthcare)	A-/A3	3,000,000	3,618,810

Massachusetts Development Finance Agency, 5.75% due 12/1/2042 pre-refunded 5/1/2019 (Dominion Energy Brayton Point Station Units 1 and 2)	BBB/Baa2	2,000,000	2,108,560

Massachusetts Educational Financing Authority, 5.50% due 1/1/2018	AA/NR	11,170,000	11,170,000

Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	AA/NR	7,500,000	8,028,900

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2018 (UMass Memorial Health Care)	BBB+/Baa2	4,290,000	4,359,198

Massachusetts Housing Finance Agency, 2.00% due 6/1/2019 (Low and Moderate Income Housing)	AA-/Aa3	11,915,000	11,942,881

Michigan — 3.06%

Board of Governors of Wayne State University, 5.00% due 11/15/2022 (Educational Facilities and Equipment)	A+/Aa3	425,000	481,937

Board of Governors of Wayne State University, 5.00% due 11/15/2023 (Educational Facilities and Equipment)	A+/Aa3	305,000	353,208

Board of Governors of Wayne State University, 5.00% due 11/15/2024 (Educational Facilities and Equipment)	A+/Aa3	515,000	605,346

Board of Governors of Wayne State University, 5.00% due 11/15/2025 (Educational Facilities and Equipment)	A+/Aa3	625,000	732,906

Byron Center Michigan Public Schools, 4.00% due 5/1/2018 (Insured: AGM/Q-SBLF)	AA/NR	1,935,000	1,950,964

Byron Center Michigan Public Schools, 4.00% due 5/1/2020 (Insured: AGM/Q-SBLF)	AA/NR	1,000,000	1,052,020

City of Battle Creek GO, 5.00% due 5/1/2020 pre-refunded 5/01/2018 (Downtown Development; Insured: AMBAC)	NR/NR	2,240,000	2,265,693

City of Battle Creek GO, 5.00% due 5/1/2020 (Downtown Development; Insured: AMBAC)	AA/NR	960,000	971,146

County of Genesee GO, 5.00% due 11/1/2022 (Water Supply System; Insured: BAM)	AA/A2	600,000	679,764

County of Livingston GO, 4.00% due 5/1/2018 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,007,920

County of Livingston GO, 4.00% due 5/1/2020 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,049,910

County of Livingston GO, 4.00% due 5/1/2021 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,069,730

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	2,500,000	2,529,225

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	1,520,000	1,537,769

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,850,117

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 pre-refunded 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,300,000	1,396,252

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,050,000	1,118,912

Livonia Public Schools School District GO, 4.00% due 5/1/2020 (School Building & Site)	A/A3	800,000	831,928

Livonia Public Schools School District GO, 5.00% due 5/1/2021 (School Building & Site)	A/A3	900,000	981,621

Michigan Finance Authority, 4.00% due 8/1/2018 (Beaumont Health Credit Group)	A/A1	500,000	506,925

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan Finance Authority, 5.00% due 8/1/2019 (Ypsilanti Community Schools)	A+/NR	1,150,000	1,200,554

Michigan Finance Authority, 5.00% due 8/1/2020 (Ypsilanti Community Schools)	A+/NR	1,220,000	1,307,352

Michigan Finance Authority, 5.00% due 8/1/2021 (Ypsilanti Community Schools)	A+/NR	1,295,000	1,418,608

Michigan Finance Authority, 5.00% due 8/1/2022 (Ypsilanti Community Schools)	A+/NR	1,375,000	1,537,951

Michigan Finance Authority, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,137,640

Michigan Finance Authority, 5.00% due 8/1/2023 (Beaumont Health Credit Group)	A/A1	3,800,000	4,390,102

Michigan Finance Authority, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,500,000	2,896,475

Michigan Finance Authority, 5.00% due 8/1/2024 (Beaumont Health Credit Group)	A/A1	7,000,000	8,231,580

Michigan Finance Authority, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,177,890

Michigan Finance Authority, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,177,890

Michigan Finance Authority, 5.00% due 8/1/2025 (Beaumont Health Credit Group)	A/A1	8,000,000	9,361,120

Michigan Finance Authority, 5.00% due 12/1/2025 (Trinity Health Credit Group)	AA-/Aa3	2,000,000	2,388,520

Michigan Finance Authority, 5.00% due 12/1/2026 (Trinity Health Credit Group)	AA-/Aa3	2,000,000	2,416,680

Michigan Finance Authority, 5.00% due 11/15/2027 (Henry Ford Health System)	A/A3	1,000,000	1,191,550

Michigan Finance Authority, 5.00% due 12/1/2028 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,221,190

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 (Clean Water Fund)	AAA/Aaa	35,000	36,138

Michigan State Building Authority, 5.00% due 4/15/2023 (Facilities Program)	A+/Aa2	1,000,000	1,154,560

Michigan State Building Authority, 5.00% due 4/15/2024 (Facilities Program)	A+/Aa2	1,000,000	1,178,220

Michigan State Building Authority, 5.00% due 4/15/2025 (Facilities Program)	A+/Aa2	1,555,000	1,860,355

Michigan State Building Authority, 5.00% due 4/15/2026 (Facilities Program)	A+/Aa2	750,000	908,205

Michigan State Hospital Finance Authority, 5.50% due 11/15/2018 (Henry Ford Health System) (ETM)	NR/A3	3,500,000	3,620,645

Michigan State Hospital Finance Authority, 6.00% due 12/1/2018 (Trinity Health)	AA-/Aa3	2,000,000	2,079,060

Michigan State Hospital Finance Authority, 1.90% due 11/15/2047 (Ascension Health)	AA+/Aa2	2,900,000	2,890,894

Michigan Strategic Fund, 5.25% due 10/15/2019 pre-refunded 10/15/2018 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	2,550,000	2,624,740

Michigan Strategic Fund, 5.25% due 10/15/2020 pre-refunded 10/15/2018 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	4,025,000	4,142,973

Novi Community School District GO, 5.00% due 5/1/2018 (Michigan School Bond Qualification and Loan Program; Insured: Q-SBLF)	NR/Aa1	1,000,000	1,011,610

Novi Community School District GO, 5.00% due 5/1/2019 (Michigan School Bond Qualification and Loan Program; Insured: Q-SBLF)	NR/Aa1	800,000	835,680

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	NR/Aa1	1,500,000	1,512,375

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2019 (Insured: Q-SBLF)	NR/Aa1	1,000,000	1,031,120

Plymouth-Canton Community Schools GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	NR/Aa1	1,000,000	1,072,840

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2020 (William Beaumont Hospital)	A/A1	1,200,000	1,298,004

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2021 (William Beaumont Hospital)	A/A1	2,500,000	2,773,725

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2023 (William Beaumont Hospital)	A/A1	1,240,000	1,435,263

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2024 (William Beaumont Hospital)	A/A1	2,000,000	2,322,040

School District of the City of Dearborn GO, 3.00% due 5/1/2019 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	445,000	452,440

School District of the City of Dearborn GO, 4.00% due 5/1/2020 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	350,000	367,469

School District of the City of Dearborn GO, 4.00% due 5/1/2021 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	570,000	609,746

School District of the City of Dearborn GO, 4.00% due 5/1/2022 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	535,000	581,920

School District of the City of Dearborn GO, 4.00% due 5/1/2023 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	625,000	688,194

School District of the City of Detroit GO, 5.00% due 5/1/2020 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	2,200,000	2,354,528

School District of the City of Detroit GO, 5.00% due 5/1/2021 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	4,000,000	4,385,720

School District of the City of Detroit GO, 5.00% due 5/1/2022 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	3,000,000	3,360,660

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2018 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,285,000	1,299,353

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2020 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,335,000	1,431,614

St. Johns Public Schools GO, 5.00% due 5/1/2021 (Insured: Natl-Re/FGIC/Q-SBLF)	AA-/Aa2	1,000,000	1,071,570

State Building Authority of the State of Michigan, 5.00% due 10/15/2020 (Higher Education Facilities Program)	A+/Aa2	1,000,000	1,090,170

State Building Authority of the State of Michigan, 5.00% due 10/15/2021 (Higher Education Facilities Program)	A+/Aa2	1,000,000	1,116,890

State Building Authority of the State of Michigan, 5.00% due 10/15/2022 (Higher Education Facilities Program)	A+/Aa2	3,000,000	3,424,710

State Building Authority of the State of Michigan, 5.00% due 10/15/2023 (Higher Education Facilities Program)	A+/Aa2	7,715,000	9,005,025

State of Michigan, 5.00% due 3/15/2025 (Jobs Today Highway Program & Governor’s Economic Stimulus Program)	AA/A2	19,000,000	22,607,530

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2018 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	1,725,000	1,738,093

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2019 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	9,925,000	10,207,366

Warren Consolidated School District GO, 5.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,011,270

Warren Consolidated School District GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,072,130

Warren Consolidated School District GO, 5.00% due 5/1/2021 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,100,500

Wayne County Airport Authority, 5.00% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	12,645,000	13,426,208

Wayne County Airport Authority, 5.50% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	2,600,000	2,784,964

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	4,395,000	4,840,961

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	3,115,000	3,431,079

Wayne State University, 5.00% due 11/15/2023	A+/Aa3	3,865,000	4,475,902

Wayne State University, 5.00% due 11/15/2024	A+/Aa3	4,840,000	5,689,081

Wayne State University, 5.00% due 11/15/2025	A+/Aa3	5,775,000	6,895,639

Wayne State University, 5.00% due 11/15/2026	A+/Aa3	3,000,000	3,598,050

Western Townships Utilities Authority GO, 5.00% due 1/1/2018 (Sewage Disposal System)	AA/NR	1,500,000	1,500,000

Minnesota — 1.02%

City of Rochester, 4.00% due 11/15/2030 (Mayo Clinic)	AA/Aa2	1,450,000	1,479,681

City of St. Cloud, 5.00% due 5/1/2018 (CentraCare Health System)	NR/A1	3,105,000	3,140,211

City of St. Cloud, 5.00% due 5/1/2019 (CentraCare Health System)	NR/A1	3,495,000	3,643,363

City of St. Cloud, 5.00% due 5/1/2020 (CentraCare Health System)	NR/A1	3,310,000	3,551,100

City of St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018 (Gillette Children’s Specialty Healthcare Project) (ETM)	A/NR	1,255,000	1,258,489

City of St. Paul Housing & Redevelopment Authority, 5.25% due 2/1/2020 pre-refunded 2/1/2019 (Gillette Children’s Specialty Healthcare Project)	A/NR	2,010,000	2,090,480

City of St. Paul Housing & Redevelopment Authority, 1.76% due 11/15/2035 put 1/2/2018 (Allina Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa2	31,415,000	31,415,000

County of Clay GO, 3.00% due 4/1/2018 (State-Aid Road Improvements)	AA/NR	1,225,000	1,229,839

Le Sueur-Henderson ISD No. 2397 GO, 3.00% due 4/1/2021 (Minnesota School District Credit Enhancement Program)	AA+/NR	1,125,000	1,165,174

Northern Municipal Power Agency, 5.00% due 1/1/2019 (Electric System)	A-/A3	5,000,000	5,167,050

Northern Municipal Power Agency, 5.00% due 1/1/2020 (Electric System)	A-/A3	3,500,000	3,720,570

Port Authority of the City of St. Paul, 4.00% due 12/1/2018 (Minnesota Freeman Office Building)	AA/Aa2	3,925,000	4,015,589

Port Authority of the City of St. Paul, 5.00% due 12/1/2019 (Minnesota Freeman Office Building)	AA/Aa2	2,000,000	2,126,680

Port Authority of the City of St. Paul, 5.00% due 12/1/2020 (Minnesota Freeman Office Building)	AA/Aa2	2,675,000	2,913,503

Port Authority of the City of St. Paul, 5.00% due 12/1/2021 (Minnesota Andersen Office Building)	AA/Aa2	965,000	1,078,002

Port Authority of the City of St. Paul, 5.00% due 12/1/2022 (Minnesota Andersen Office Building)	AA/Aa2	1,250,000	1,428,337

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2023 (HealthPartners)	A+/A2	1,000,000	1,155,930

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2024 (HealthPartners)	A+/A2	600,000	706,338

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2025 (HealthPartners)	A+/A2	250,000	298,208

Mississippi — 0.26%

Mississippi Development Bank, 5.00% due 8/1/2018 (Department of Corrections)	AA-/NR	4,910,000	5,010,164

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,591,800

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,061,200

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Harrison County Highway)	AA-/Aa3	2,500,000	2,724,550

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Madison County Highway)	AA-/Aa3	2,000,000	2,179,640

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Harrison County Highway)	AA-/Aa3	1,000,000	1,114,620

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,114,620

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,707,525

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Madison County Highway)	AA-/Aa3	1,250,000	1,422,938

Missouri — 1.28%

Cass County COP, 4.00% due 5/1/2018	A/NR	2,255,000	2,272,273

Cass County COP, 4.50% due 5/1/2019	A/NR	1,270,000	1,314,247

Cass County COP, 5.00% due 5/1/2020	A/NR	2,255,000	2,393,209

Cass County COP, 5.00% due 5/1/2021	A/NR	1,750,000	1,859,305

City of St. Louis GO, 3.00% due 6/1/2018 (Cash Flow Management)	SP-1+/NR	4,500,000	4,528,305

Jackson County, 4.00% due 12/1/2019 (Parking Facility Projects)	NR/Aa3	500,000	521,530

Jackson County, 4.00% due 12/1/2021 (Parking Facility Projects)	NR/Aa3	1,000,000	1,079,170

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District) (ETM)	NR/NR	695,000	710,651

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District)	AA-/A1	1,305,000	1,334,206

Kansas City Municipal Assistance Corp., 5.00% due 4/15/2018 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: Natl-Re)	AA/A1	1,000,000	1,009,740

Kansas City Municipal Assistance Corp., 0% due 4/15/2021 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	10,055,000	9,246,276

Kansas City Municipal Assistance Corp., 0% due 4/15/2022 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	5,040,000	4,504,450

Missouri Development Finance Board, 5.00% due 6/1/2018 (City of Independence Electric System)	A/NR	1,705,000	1,728,631

Missouri Development Finance Board, 4.00% due 6/1/2019 (City of Independence Electric System)	A/NR	1,000,000	1,031,070

Missouri Development Finance Board, 5.00% due 6/1/2019 (City of Independence Electric System)	A/NR	1,790,000	1,870,461

Missouri Development Finance Board, 4.00% due 6/1/2020 (City of Independence Electric System)	A/NR	1,265,000	1,316,043

Missouri Development Finance Board, 5.00% due 6/1/2020 (City of Independence Electric System)	A/NR	1,000,000	1,063,930

Missouri Development Finance Board, 4.00% due 6/1/2021 (City of Independence Electric System)	A/NR	2,465,000	2,598,356

Missouri Development Finance Board, 4.00% due 6/1/2022 (City of Independence Electric System)	A/NR	3,155,000	3,367,773

Missouri Development Finance Board, 1.76% due 12/1/2033 put 1/2/2018 (The Nelson Gallery Foundation; SPA: Northern Trust Co.) (daily demand notes)	AAA/Aaa	11,830,000	11,830,000

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2019 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,043,400

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2020 pre-refunded 5/15/2019 (Children’s Mercy Hospital)	NR/NR	830,000	867,981

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2020 (Children’s Mercy Hospital)	A+/NR	170,000	177,922

Missouri Health and Educational Facilities Authority, 1.73% due 9/1/2030 put 1/2/2018 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	7,500,000	7,500,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)	NR/A1	2,110,000	2,122,618

Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)	NR/A1	2,000,000	2,081,640

Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)	NR/A1	2,440,000	2,656,721

Southeast Missouri State University, 5.00% due 4/1/2018 (City of Cape Girardeau Campus System Facilities)	A/NR	1,165,000	1,174,646

Southeast Missouri State University, 5.00% due 4/1/2020 (City of Cape Girardeau Campus System Facilities)	A/NR	2,825,000	3,032,609

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2019 (State Aid Withholding)	AA+/NR	1,615,000	1,663,757

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2020 (State Aid Withholding)	AA+/NR	1,600,000	1,679,584

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2021 (State Aid Withholding)	AA+/NR	2,055,000	2,198,151

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2022 (State Aid Withholding)	AA+/NR	3,300,000	3,589,674

St. Louis Municipal Finance Corp., 5.00% due 2/15/2018 (City Justice Center)	A/Baa1	3,865,000	3,880,499

Montana — 0.29%

City of Forsyth, 1.77% due 1/1/2018 put 1/2/2018 (PacifiCorp; LOC: Bank of Nova Scotia) (daily demand notes)	A+/NR	20,350,000	20,350,000

Nebraska — 0.12%

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2022 (Nebraska Methodist Health System)	A-/NR	1,670,000	1,878,015

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2023 (Nebraska Methodist Health System)	A-/NR	1,905,000	2,184,216

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2024 (Nebraska Methodist Health System)	A-/NR	1,400,000	1,631,364

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2025 (Nebraska Methodist Health System)	A-/NR	2,005,000	2,368,146

Nevada — 3.66%

Carson City, 5.00% due 9/1/2019 (Carson Tahoe Regional Healthcare)	BBB+/NR	1,000,000	1,048,750

Carson City, 5.00% due 9/1/2020 (Carson Tahoe Regional Healthcare)	BBB+/NR	1,000,000	1,075,450

Carson City, 5.00% due 9/1/2022 (Carson Tahoe Regional Healthcare)	BBB+/NR	2,450,000	2,749,954

Carson City, 5.00% due 9/1/2023 (Carson Tahoe Regional Healthcare)	BBB+/NR	500,000	571,545

Carson City, 5.00% due 9/1/2025 (Carson Tahoe Regional Healthcare)	BBB+/NR	600,000	704,886

Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Healthcare)	BBB+/NR	605,000	722,049

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	AA-/Aa3	3,280,000	3,354,062

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	NR/NR	720,000	736,452

City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)	AA/Aa2	2,095,000	2,123,345

City of Reno, 5.25% due 6/1/2018 (Washoe Medical Center; Insured: AGM)	AA/A2	1,000,000	1,014,790

Clark County School District GO, 5.00% due 6/15/2021 (Acquisition of Transportation & Technology Equipment)	AA-/A1	20,000,000	22,067,800

Clark County School District GO, 5.00% due 6/15/2021 (Acquisition of Transportation & Technology Equipment)	AA-/A1	21,405,000	23,618,063

Clark County School District GO, 5.00% due 6/15/2022 (Acquisition of Transportation & Technology Equipment)	AA-/A1	2,560,000	2,893,568

Clark County School District GO, 5.00% due 6/15/2022 (Acquisition of Transportation & Technology Equipment)	AA-/A1	27,150,000	30,687,645

Clark County School District GO, 5.00% due 6/15/2025 (School Facilities Improvements)	AA-/A1	15,685,000	18,663,738

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Clark County School District GO, 5.00% due 6/15/2026 (Acquisition of Transportation & Technology Equipment)	AA-/A1	12,180,000	14,702,722

Las Vegas Clark County Library District GO, 5.00% due 1/1/2018	AA/Aa2	6,535,000	6,535,000

Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	AA/Aa2	3,000,000	3,103,860

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2023	A+/A1	800,000	921,144

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2024	A+/A1	3,155,000	3,691,066

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2025	A+/A1	1,250,000	1,483,013

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2026	A+/A1	1,000,000	1,198,720

Las Vegas Valley Water District GO, 5.00% due 6/1/2019	AA/Aa1	1,000,000	1,047,670

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA/Aa1	4,255,000	4,590,507

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA/Aa1	5,080,000	5,480,558

Las Vegas Valley Water District GO, 5.00% due 6/1/2021	AA/Aa1	5,000,000	5,544,500

Las Vegas Valley Water District GO, 5.00% due 6/1/2023	AA/Aa1	15,995,000	18,604,584

Las Vegas Valley Water District GO, 5.00% due 6/1/2024	AA/Aa1	13,825,000	16,409,307

Las Vegas Valley Water District GO, 5.00% due 6/1/2025	AA/Aa1	7,505,000	9,065,815

Las Vegas Valley Water District GO, 5.00% due 12/1/2025	AA/Aa1	20,000,000	24,082,800

Las Vegas Valley Water District GO, 5.00% due 6/1/2026	AA/Aa1	18,630,000	22,433,128

Washoe County GO, 5.00% due 7/1/2021 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	1,700,000	1,888,326

Washoe County GO, 5.00% due 7/1/2022 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	2,500,000	2,774,250

New Hampshire — 0.23%

New Hampshire Health and Education Facilities Authority, 1.78% due 7/1/2033 put 1/2/2018 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa3	5,630,000	5,630,000

New Hampshire Health and Education Facilities Authority, 1.75% due 7/1/2035 put 1/2/2018 (University System of New Hampshire; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA-/Aa3	2,465,000	2,465,000

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020	AA+/Aa2	1,000,000	1,091,540

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2022	AA+/Aa2	2,770,000	3,198,131

New Hampshire Turnpike System, 5.00% due 2/1/2018	A+/A1	1,295,000	1,298,548

New Hampshire Turnpike System, 5.00% due 2/1/2020	A+/A1	1,000,000	1,065,170

New Hampshire Turnpike System, 5.00% due 2/1/2021	A+/A1	1,260,000	1,377,407

New Jersey — 2.56%

Burlington County Bridge Commission, 5.00% due 12/1/2018 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,032,100

City of Jersey City GO, 4.00% due 8/1/2020 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,650,000	2,794,796

City of Jersey City GO, 4.00% due 8/1/2021 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,805,000	3,012,823

City of Jersey City GO, 5.00% due 8/1/2022 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,530,000	2,863,960

City of Jersey City GO, 5.00% due 8/1/2023 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,455,000	2,843,258

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa1	5,000,000	6,095,300

Hudson County Improvement Authority, 4.75% due 10/1/2018 (Hudson County Lease; Insured: AGM)	AA/Aa3	2,000,000	2,048,660

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hudson County Improvement Authority, 4.75% due 10/1/2019 (Hudson County Lease; Insured: AGM)	AA/Aa3	4,390,000	4,619,070

Hudson County Improvement Authority, 5.375% due 10/1/2020 (Hudson County Lease; Insured: AGM)	AA/Aa3	2,020,000	2,202,244

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	BBB+/Baa1	5,525,000	5,857,992

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction) (ETM)	NR/NR	365,000	395,802

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction)	BBB+/Baa1	135,000	143,346

New Jersey EDA, 5.75% due 9/1/2023 pre-refunded 3/1/2021 (School Facilities Construction)	NR/Baa1	4,955,000	5,543,951

New Jersey EDA, 5.75% due 9/1/2023 (School Facilities Construction)	BBB+/Baa1	550,000	601,876

New Jersey EDA, 5.00% due 11/1/2024 (New Jersey Transit Corporation)	BBB+/Baa1	8,000,000	9,017,680

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	BBB+/Baa1	11,150,000	12,158,295

New Jersey EDA, 5.00% due 11/1/2026 (New Jersey Transit Corporation)	BBB+/Baa1	8,000,000	9,145,760

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2023 (Virtua Health Issue)	AA-/NR	535,000	619,541

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (Virtua Health Issue)	AA-/NR	1,000,000	1,167,830

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2018	AA/Aaa	3,000,000	3,081,360

New Jersey Higher Educational Assistance Authority, 5.25% due 12/1/2019	AA/Aaa	5,650,000	5,967,417

New Jersey Transit Corp., 5.00% due 9/15/2021 (Urban Public Transportation Capital Improvement)	A/A3	3,395,000	3,678,041

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 (State Transportation System Improvements)	BBB+/Baa1	1,000,000	1,036,970

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System Improvements)	A+/Baa1	2,500,000	2,647,000

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System Improvements)	BBB+/Baa1	1,000,000	1,058,800

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021 (State Transportation System Improvements)	BBB+/Baa1	2,570,000	2,768,712

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2022 (State Transportation System Improvements)	BBB+/Baa1	2,000,000	2,231,860

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/Baa1	3,000,000	3,341,040

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/Baa1	4,500,000	4,570,110

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2023 (State Transportation System Improvements; Insured: AMBAC)	BBB+/Baa1	3,545,000	4,022,086

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/Baa1	3,000,000	3,381,300

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/Baa1	5,500,000	5,584,425

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	BBB+/Baa1	1,710,000	1,914,499

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2025 (State Transportation System Improvements)	A+/Baa1	500,000	568,095

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2027 (State Transportation System Improvements)	A+/Baa1	30,285,000	34,727,204

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2028 (Federal Highway)	A+/Baa1	7,330,000	7,436,872

New Jersey Transportation Trust Fund Authority, 2.60% due 6/15/2034 (State Transportation System Improvements)	BBB+/Baa1	4,000,000	3,964,840

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Passaic Valley Sewer Commissioners GO, 5.625% due 12/1/2018 (Sewer System)	NR/A3	1,210,000	1,252,507

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2019 (Sewer System)	NR/A3	2,000,000	2,143,020

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2020 (Sewer System)	NR/A3	4,250,000	4,695,910

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2021 (Sewer System)	NR/A3	4,500,000	5,111,730

Township of Wayne GO, 2.00% due 2/15/2018 (General Improvements and Water Utility System)	AA+/Aaa	1,295,000	1,295,997

New Mexico — 0.76%

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	2,300,000	2,419,853

City of Santa Fe, 4.50% due 5/15/2022 (El Castillo Retirement Residences)	BBB-/NR	2,585,000	2,773,162

County of Los Alamos, 5.50% due 6/1/2018 (Public Facilities)	AA+/A1	1,205,000	1,224,461

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018 (Student Loans)	AAA/Aaa	5,000,000	5,154,450

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021 (Student Loans)	AAA/Aaa	3,000,000	3,269,250

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2024 (Presbyterian Healthcare Services)	AA/Aa3	1,030,000	1,211,908

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2025 (Presbyterian Healthcare Services)	AA/Aa3	750,000	895,830

New Mexico Hospital Equipment Loan Council, 1.76% due 8/1/2034 put 1/2/2018 (Presbyterian Healthcare Services; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa3	16,880,000	16,880,000

New Mexico Hospital Equipment Loan Council, 1.76% due 8/1/2034 put 1/2/2018 (Presbyterian Healthcare Services; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa3	4,035,000	4,035,000

New Mexico State University, 5.00% due 4/1/2020 (ETM)	NR/NR	1,520,000	1,628,923

New Mexico State University, 5.00% due 4/1/2020	AA-/A1	1,575,000	1,687,502

New Mexico State University, 5.00% due 4/1/2021 (ETM)	NR/NR	980,000	1,079,352

New Mexico State University, 5.00% due 4/1/2021	AA-/A1	865,000	950,972

New Mexico State University, 5.00% due 4/1/2022 (ETM)	NR/NR	675,000	761,981

New Mexico State University, 5.00% due 4/1/2022	AA-/A1	575,000	646,841

Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2018 (State Aid Withholding)	NR/Aa2	3,940,000	3,996,185

State of New Mexico, 5.00% due 7/1/2020 (Educational Facilities)	AA-/Aa2	4,000,000	4,326,160

New York — 12.77%

City of Long Beach School District GO, 3.50% due 5/1/2022 (Insured: AGM) (State Aid Withholding)	AA/Aa2	1,600,000	1,666,928

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	3,000,000	3,337,770

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	9,000,000	10,013,310

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,350,000	8,177,537

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,775,000	8,650,387

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	3,000,000	3,418,590

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	6,625,000	7,549,386

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	20,000,000	22,790,600

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	13,075,000	14,899,355

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	9,520,000	11,091,181

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	12,985,000	15,128,044

City of New York GO, 5.00% due 8/1/2024 (City Budget Financial Management)	AA/Aa2	40,145,000	47,778,170

City of New York GO, 1.78% due 8/1/2038 put 1/2/2018 (City Budget Financial Management; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	5,800,000	5,800,000

City of New York GO, 1.78% due 3/1/2040 put 1/2/2018 (Capital Projects) (daily demand notes)	AA/Aa2	11,100,000	11,100,000

Erie County Individual Development Agency, 5.00% due 5/1/2018 (Buffalo School District)	AA/Aa2	5,000,000	5,060,350

Metropolitan Transportation Authority, 4.00% due 2/15/2019 (Transit and Commuter System)	SP-1+/Mig1	14,500,000	14,870,910

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA-/A1	12,955,000	14,126,909

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA/NR	2,000,000	2,186,800

Metropolitan Transportation Authority, 5.00% due 11/15/2021	AA-/A1	24,325,000	27,209,702

Metropolitan Transportation Authority, 5.00% due 11/15/2025	AA-/A1	10,480,000	12,656,067

Metropolitan Transportation Authority, 5.00% due 11/15/2026	AA-/A1	21,400,000	26,202,374

Metropolitan Transportation Authority, 5.00% due 11/15/2027	AA-/A1	12,640,000	15,524,574

Metropolitan Transportation Authority, 5.00% due 11/15/2027	AA-/A1	12,070,000	14,943,746

Metropolitan Transportation Authority, 5.00% due 11/15/2028	AA-/A1	9,890,000	12,268,050

Metropolitan Transportation Authority, 5.00% due 11/15/2034	AA-/A1	550,000	586,383

Monroe County Industrial Development Corp., 5.00% due 6/1/2018 (St. John Fisher College)	A-/NR	1,425,000	1,445,335

Monroe County Industrial Development Corp., 5.00% due 6/1/2019 (St. John Fisher College)	A-/NR	1,030,000	1,074,970

Monroe County Industrial Development Corp., 5.00% due 6/1/2022 (St. John Fisher College)	A-/NR	2,000,000	2,262,020

Nassau County IDA, 5.25% due 3/1/2018 (New York Institute of Technology) (ETM)	BBB+/NR	1,260,000	1,267,711

Nassau County IDA, 5.25% due 3/1/2020 (New York Institute of Technology) (ETM)	BBB+/NR	1,715,000	1,843,985

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2019 (Healthcare Facilities Improvements)	A+/Aa3	2,700,000	2,801,142

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2021 (Healthcare Facilities Improvements)	A+/Aa3	2,615,000	2,811,753

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	10,000,000	10,698,200

New York City Municipal Water Finance Authority, 1.78% due 6/15/2043 put 1/2/2018 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	24,500,000	24,500,000

New York City Municipal Water Finance Authority, 1.78% due 6/15/2044 put 1/2/2018 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AAA/Aa1	19,795,000	19,795,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Municipal Water Finance Authority, 1.78% due 6/15/2048 put 1/2/2018 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	12,975,000	12,975,000

New York City Municipal Water Finance Authority, 1.78% due 6/15/2050 put 1/2/2018 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	12,900,000	12,900,000

New York City Municipal Water Finance Authority, 1.78% due 6/15/2050 put 1/2/2018 (Water and Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	76,550,000	76,550,000

New York City Transitional Finance Authority, 5.00% due 1/15/2018 (School Financing Act) (State Aid Withholding)	AA/Aa2	4,865,000	4,870,838

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,500,000	1,543,500

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	11,730,000	12,070,170

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	3,075,000	3,164,175

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,645,000	1,692,705

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,725,000	13,094,025

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	2,000,000	2,058,000

New York City Transitional Finance Authority, 1.80% due 11/1/2022 put 1/2/2018 (WTC Recovery; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aa1	15,750,000	15,750,000

New York City Transitional Finance Authority, 1.80% due 8/1/2031 put 1/2/2018 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	3,700,000	3,700,000

New York City Transitional Finance Authority, 1.78% due 11/1/2036 put 1/2/2018 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	29,550,000	29,550,000

New York City Transitional Finance Authority, 1.73% due 8/1/2039 put 1/2/2018 (City Capital Projects; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	4,300,000	4,300,000

New York City Transitional Finance Authority, 1.78% due 11/1/2042 put 1/2/2018 (City Capital Projects; SPA: Barclays Bank plc) (daily demand notes)	AAA/Aa1	600,000	600,000

New York City Transitional Finance Authority, 1.78% due 2/1/2045 put 1/2/2018 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	49,310,000	49,310,000

New York City Trust for Cultural Resources, 5.00% due 12/1/2026 (Lincoln Center for the Performing Arts, Inc.)	A+/A2	2,500,000	3,084,075

New York State Dormitory Authority, 5.50% due 2/15/2018 (Mental Health Services Facilities)	AA/NR	5,280,000	5,304,974

New York State Dormitory Authority, 2.25% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	4,800,000	4,810,800

New York State Dormitory Authority, 5.00% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	325,000	327,902

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,520,000	2,585,570

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,500,000	2,565,600

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,395,000	1,431,605

New York State Dormitory Authority, 5.00% due 4/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	610,000	635,827

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,645,000	2,797,167

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,585,000	1,676,455

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,222,304

New York State Dormitory Authority, 5.00% due 12/15/2019 (Metropolitan Transportation Authority Service Contract)	AAA/Aa1	60,000,000	63,888,600

New York State Dormitory Authority, 5.00% due 4/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	1,000,000	1,074,640

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,000,000	1,077,970

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,000,000	1,090,910

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,775,000	3,025,721

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,290,911

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM)	AA/NR	1,250,000	1,363,638

New York State Dormitory Authority, 5.00% due 4/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	450,000	496,823

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	750,000	836,798

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	1,250,000	1,397,075

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM)	AA/NR	1,100,000	1,231,967

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	300,000	343,608

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program; Insured: AGM)	AA/NR	1,800,000	2,065,176

New York State Dormitory Authority, 5.00% due 10/1/2023 (School Districts Financing Program; Insured: AGM)	AA/NR	2,500,000	2,934,675

New York State Dormitory Authority, 5.25% due 10/1/2023 pre-refunded 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA/A1	1,860,000	2,096,350

New York State Dormitory Authority, 5.25% due 10/1/2023 (School Districts Financing Program) (State Aid Withholding)	AA/A1	140,000	158,551

New York State Dormitory Authority, 5.00% due 10/1/2024 (School Districts Financing Program; Insured: AGM)	AA/NR	2,000,000	2,393,480

New York State Dormitory Authority, 1.78% due 7/1/2033 put 1/2/2018 (University of Rochester; LOC: HSBC Bank USA, N.A.) (daily demand notes)	AAA/Aa1	4,900,000	4,900,000

New York State Housing Finance Agency, 1.83% due 11/1/2046 put 1/2/2018 (160 Madison Avenue Housing Development; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	44,980,000	44,980,000

New York State Housing Finance Agency, 1.83% due 11/1/2046 put 1/2/2018 (160 Madison Avenue Housing Development; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	700,000	700,000

New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge)	A-/A3	5,000,000	5,214,950

New York State Thruway Authority, 5.00% due 1/1/2020 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,127,660

New York State Thruway Authority, 5.00% due 1/1/2021 (Governor Thomas E. Dewey Thruway)	A/A2	2,500,000	2,730,675

New York State Thruway Authority, 5.00% due 1/1/2022 (Governor Thomas E. Dewey Thruway)	A/A2	3,000,000	3,357,330

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Thruway Authority, 5.00% due 1/1/2024 (Governor Thomas E. Dewey Thruway)	A/A2	1,000,000	1,166,830

New York State Thruway Authority, 5.00% due 3/15/2024 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/Aa1	18,300,000	20,154,522

New York State Thruway Authority, 5.00% due 1/1/2025 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,374,040

Suffolk County Economic Development Corp., 5.00% due 7/1/2020 (Catholic Health Services)	A-/Baa1	5,000,000	5,353,100

Suffolk County Economic Development Corp., 5.00% due 7/1/2021 (Catholic Health Services)	A-/Baa1	5,000,000	5,480,800

Suffolk County Economic Development Corp., 5.00% due 7/1/2022 (Catholic Health Services)	A-/Baa1	5,000,000	5,480,800

Town of Oyster Bay GO, 2.50% due 2/23/2018	NR/NR	2,410,000	2,411,157

Town of Oyster Bay GO, 3.50% due 6/1/2018	NR/NR	5,125,000	5,148,011

Triborough Bridge and Tunnel Authority, 5.00% due 11/15/2021 (MTA Bridges and Tunnels)	AA-/Aa3	5,140,000	5,770,010

Triborough Bridge and Tunnel Authority, 5.00% due 11/15/2025 (MTA Bridges and Tunnels)	AA-/Aa3	9,730,000	11,892,298

Triborough Bridge and Tunnel Authority, 5.00% due 11/15/2026 (MTA Bridges and Tunnels)	AA-/Aa3	5,000,000	6,208,500

Triborough Bridge and Tunnel Authority, 5.00% due 11/15/2027 (MTA Bridges and Tunnels)	AA-/Aa3	5,000,000	6,301,250

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza)	NR/A1	4,000,000	4,195,800

West Seneca Central School District GO, 5.00% due 11/15/2022 (Insured: BAM) (State Aid Withholding)	AA/A2	1,000,000	1,145,430

North Carolina — 2.05%

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2019 (Carolinas HealthCare System)	AA-/Aa3	600,000	614,448

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2021 (Carolinas HealthCare System)	AA-/Aa3	1,595,000	1,655,227

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2022 (Carolinas HealthCare System)	AA-/Aa3	845,000	916,664

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2023 (Carolinas HealthCare System)	AA-/Aa3	1,400,000	1,610,616

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2024 (Carolinas HealthCare System)	AA-/Aa3	2,855,000	3,276,427

Charlotte-Mecklenburg Hospital Authority, 1.75% due 1/15/2037 put 1/2/2018 (Carolinas HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	500,000	500,000

Charlotte-Mecklenburg Hospital Authority, 1.75% due 1/15/2038 put 1/2/2018 (Carolinas HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	33,985,000	33,985,000

City of Charlotte COP, 5.00% due 12/1/2020 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,000,000	1,092,730

City of Charlotte COP, 5.00% due 12/1/2021 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,100,000	1,233,672

City of Charlotte COP, 5.00% due 12/1/2022 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,405,000	2,762,696

City of Charlotte COP, 5.00% due 12/1/2023 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,145,000	2,515,098

City of Charlotte COP, 5.00% due 12/1/2025 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,290,000	2,784,732

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Buncombe, 5.00% due 6/1/2022 (Primary, Middle School & Community College Facilities)	AA+/Aa1	1,000,000	1,136,010

County of Buncombe, 5.00% due 6/1/2023 (Primary, Middle School & Community College Facilities)	AA+/Aa1	750,000	869,842

County of Buncombe, 5.00% due 6/1/2024 (Primary, Middle School & Community College Facilities)	AA+/Aa1	600,000	711,366

County of Dare, 4.00% due 6/1/2018 (Educational Facility Capital Projects)	AA/Aa3	425,000	429,471

County of Dare, 4.00% due 6/1/2019 (Educational Facility Capital Projects)	AA/Aa3	500,000	515,960

County of Dare, 4.00% due 6/1/2020 (Educational Facility Capital Projects)	AA/Aa3	765,000	804,344

County of Dare, 5.00% due 6/1/2021 (Educational Facility Capital Projects)	AA/Aa3	1,225,000	1,351,114

County of Dare, 4.00% due 6/1/2022 (Educational Facility Capital Projects)	AA/Aa3	490,000	532,037

County of Dare, 5.00% due 6/1/2024 (Educational Facility Capital Projects)	AA/Aa3	700,000	801,381

County of Mecklenburg GO, 5.00% due 12/1/2018 (County Debt Restructuring)	AAA/Aaa	3,015,000	3,112,324

County of Randolph, 5.00% due 10/1/2020	A+/Aa3	500,000	541,245

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	1,065,000	1,180,904

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	500,000	554,415

County of Randolph, 5.00% due 10/1/2022	A+/Aa3	1,945,000	2,203,082

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	550,000	636,196

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	400,000	462,688

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: AMBAC) (ETM)	NR/NR	7,500,000	7,500,000

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: BHAC/AMBAC) (ETM)	AA+/Aa1	5,965,000	5,965,000

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021 (ETM)	NR/NR	5,000,000	5,470,500

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022 (ETM)	NR/NR	4,715,000	5,290,136

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric) (ETM)	NR/NR	3,250,000	3,250,000

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric)	A/A2	11,750,000	11,750,000

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric) (ETM)	NR/NR	1,220,000	1,262,358

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric)	A/A2	3,280,000	3,392,898

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric) (ETM)	NR/NR	945,000	988,394

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric)	A/A2	605,000	632,419

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric) (ETM)	NR/NR	280,000	298,329

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric)	A/A2	720,000	766,692

North Carolina Municipal Power Agency, 4.00% due 1/1/2022 (Catawba Electric)	A/A2	1,000,000	1,082,820

State of North Carolina, 5.00% due 11/1/2019 (State Capital Projects and Correctional Facilities)	AA+/Aa1	23,635,000	25,089,498

Winston-Salem State University, 5.00% due 4/1/2019 (Student Housing and Student Services Facilities)	A-/A3	815,000	847,755

Winston-Salem State University, 5.00% due 4/1/2022 (Student Housing and Student Services Facilities)	A-/A3	945,000	1,050,821

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Dakota — 0.04%

County of Ward, 4.00% due 4/1/2020 (Insured: AGM)	AA/A2	2,445,000	2,552,849

Ohio — 2.98%

Akron, Bath & Copley Joint Township Hospital District, 5.00% due 11/15/2021 (Children’s Hospital Medical Center)	NR/A1	1,000,000	1,111,390

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A2	5,500,000	5,524,420

American Municipal Power, Inc., 5.25% due 2/15/2019 (AMP Combined Hydroelectric Projects)	A/A2	5,595,000	5,823,835

American Municipal Power, Inc., 5.00% due 2/15/2020 (AMP Fremont Energy Center)	A/A1	1,865,000	1,987,959

American Municipal Power, Inc., 5.00% due 2/15/2021 (AMP Fremont Energy Center)	A/A1	1,300,000	1,421,784

American Municipal Power, Inc., 5.00% due 2/15/2022 (AMP Fremont Energy Center)	A/A1	2,750,000	3,082,502

Cincinnati City School District Board of Education GO, 5.25% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	2,690,000	3,184,960

City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)	AA+/NR	4,120,000	4,607,396

City of Akron GO, 5.00% due 12/1/2019 (Various Municipal Capital Projects)	AA-/NR	1,685,000	1,791,728

City of Cleveland, 4.00% due 10/1/2018 (Parks & Recreation Facilities)	AA+/A1	500,000	510,000

City of Cleveland, 5.00% due 5/15/2019 (Police & Fire Pension Payment)	AA+/A1	1,750,000	1,831,550

City of Cleveland, 4.00% due 10/1/2019 (Public Facilities)	AA+/A1	600,000	624,666

City of Cleveland, 4.00% due 10/1/2019 (Parks & Recreation Facilities)	AA+/A1	520,000	541,377

City of Cleveland, 5.00% due 5/15/2020 (Police & Fire Pension Payment)	AA+/A1	1,605,000	1,725,375

City of Cleveland, 5.00% due 10/1/2020 (Public Facilities)	AA+/A1	510,000	554,069

City of Cleveland, 5.00% due 10/1/2020 (Parks & Recreation Facilities)	AA+/A1	545,000	592,093

City of Cleveland, 5.00% due 5/15/2021 (Police & Fire Pension Payment)	AA+/A1	750,000	827,010

City of Cleveland, 5.00% due 10/1/2021 (Parks & Recreation Facilities)	AA+/A1	570,000	634,649

City of Cleveland, 5.00% due 10/1/2022 (Public Facilities)	AA+/A1	905,000	1,029,917

City of Cleveland, 5.00% due 10/1/2022 (Parks & Recreation Facilities)	AA+/A1	600,000	682,818

City of Cleveland, 5.00% due 11/15/2022 (Parks & Recreation Facilities)	AA+/A1	1,030,000	1,175,158

City of Cleveland, 5.00% due 10/1/2023 (Public Facilities)	AA+/A1	1,155,000	1,336,681

City of Cleveland, 5.00% due 10/1/2023 (Parks & Recreation Facilities)	AA+/A1	630,000	729,099

City of Cleveland, 5.00% due 10/1/2025 (Public Facilities Improvements)	AA+/A1	535,000	637,752

City of Cleveland, 5.00% due 10/1/2026 (Public Facilities Improvements)	AA+/A1	410,000	492,902

City of Cleveland, 5.00% due 10/1/2027 (Public Facilities Improvements)	AA+/A1	975,000	1,188,379

City of Cleveland, 5.00% due 10/1/2028 (Public Facilities Improvements)	AA+/A1	935,000	1,137,521

City of Cleveland COP, 4.75% due 11/15/2020 (Cleveland Stadium)	A/A3	2,000,000	2,144,340

City of Cleveland GO, 2.00% due 12/1/2018 (City Capital Projects)	AA+/A1	700,000	703,976

City of Cleveland GO, 5.50% due 10/1/2019 (City Capital Projects; Insured: AMBAC)	AA+/A1	1,260,000	1,344,168

City of Cleveland GO, 3.00% due 12/1/2020 (Municipal Street System Improvements)	AA+/A1	675,000	698,450

City of Cleveland GO, 3.00% due 12/1/2021 (Municipal Street System Improvements)	AA+/A1	2,305,000	2,404,553

City of Cleveland GO, 4.00% due 12/1/2022 (Municipal Street System Improvements)	AA+/A1	3,330,000	3,654,742

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Cleveland GO, 4.00% due 12/1/2023 (Municipal Street System Improvements)	AA+/A1	3,395,000	3,773,712

City of Cleveland GO, 5.00% due 12/1/2024 (Municipal Street System Improvements)	AA+/A1	3,730,000	4,440,901

City of Cleveland GO, 5.00% due 12/1/2025 (Municipal Street System Improvements)	AA+/A1	3,555,000	4,297,000

City of Cleveland GO, 5.00% due 12/1/2026 (Municipal Street System Improvements)	AA+/A1	3,610,000	4,311,279

City of Toledo, 5.00% due 11/15/2018 (Water System Improvements)	AA-/Aa3	1,175,000	1,210,673

City of Toledo, 5.00% due 11/15/2019 (Water System Improvements)	AA-/Aa3	2,260,000	2,400,278

City of Toledo, 5.00% due 11/15/2020 (Water System Improvements)	AA-/Aa3	2,000,000	2,186,220

City of Toledo, 5.00% due 11/15/2021 (Water System Improvements)	AA-/Aa3	2,000,000	2,245,140

City of Toledo, 5.00% due 11/15/2022 (Water System Improvements)	AA-/Aa3	3,255,000	3,743,120

City of Toledo, 5.00% due 11/15/2023 (Water System Improvements)	AA-/Aa3	1,750,000	2,030,350

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM) (ETM)	AA/A2	965,000	1,081,418

Cleveland State University, 5.00% due 6/1/2019 (Campus Capital Projects)	A+/A1	1,000,000	1,046,380

Cleveland State University, 5.00% due 6/1/2020 (Campus Capital Projects)	A+/A1	700,000	750,890

Cleveland State University, 5.00% due 6/1/2021 (Campus Capital Projects)	A+/A1	1,000,000	1,099,820

Cleveland State University, 5.00% due 6/1/2022 (Campus Capital Projects)	A+/A1	2,000,000	2,235,800

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2019 (Cleveland Museum of Art)	AA+/NR	2,000,000	2,111,500

City of Cleveland, 5.25% due 9/15/2021 (Parking Facility; Insured: AGM)	AA/A2	2,035,000	2,252,806

County of Clermont, 4.00% due 8/1/2019 (Sanitary Sewer System)	NR/Aa3	1,420,000	1,440,164

County of Cuyahoga COP, 5.00% due 12/1/2019 (Convention Hotel Project)	AA-/A1	2,585,000	2,739,169

County of Cuyahoga COP, 5.00% due 12/1/2022 (Convention Hotel Project)	AA-/A1	9,725,000	11,112,466

County of Cuyahoga COP, 5.00% due 12/1/2023 (Convention Hotel Project)	AA-/A1	5,645,000	6,567,506

County of Cuyahoga COP, 5.00% due 12/1/2024 (Convention Hotel Project)	AA-/A1	11,515,000	13,455,393

County of Hamilton, 5.00% due 12/1/2018	AA-/A1	1,900,000	1,960,097

County of Hamilton, 5.00% due 12/1/2019	AA-/A1	3,000,000	3,188,850

County of Hamilton, 5.00% due 12/1/2020	AA-/A1	1,200,000	1,312,704

County of Hamilton, 5.00% due 12/1/2022	AA-/A1	2,250,000	2,584,642

County of Hamilton, 5.00% due 12/1/2023	AA-/A1	2,200,000	2,582,272

County of Hamilton, 5.00% due 12/1/2024	AA-/A1	3,200,000	3,825,856

County of Hamilton, 5.00% due 12/1/2025	AA-/A1	3,400,000	4,126,206

County of Hamilton, 5.00% due 12/1/2026	AA-/A1	3,000,000	3,689,940

County of Scioto, 5.00% due 2/15/2022	NR/A2	1,110,000	1,242,035

County of Scioto, 5.00% due 2/15/2023	NR/A2	2,020,000	2,304,295

County of Scioto, 5.00% due 2/15/2024	NR/A2	1,640,000	1,908,517

County of Scioto, 5.00% due 2/15/2025	NR/A2	1,695,000	2,000,778

Franklin County Convention Facilities Authority, 5.00% due 12/1/2021 (Greater Columbus Convention Center)	AA/Aa1	1,000,000	1,116,700

Franklin County Convention Facilities Authority, 5.00% due 12/1/2022 (Greater Columbus Convention Center)	AA/Aa1	500,000	570,830

Franklin County Convention Facilities Authority, 5.00% due 12/1/2024 (Greater Columbus Convention Center)	AA/Aa1	1,000,000	1,182,110

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kent State University, 5.00% due 5/1/2020 pre-refunded 5/1/2019 (Insured: AGC)	AA/Aa3	915,000	956,312

Kent State University, 5.00% due 5/1/2020 (Insured: AGC)	AA/Aa3	85,000	88,838

Ohio State Building Authority, 5.00% due 10/1/2020	AA/Aa2	1,700,000	1,799,297

RiverSouth Authority, 5.00% due 12/1/2019 (RiverSouth Area Redevelopment)	AA+/Aa2	2,500,000	2,659,800

State of Ohio, 4.00% due 12/15/2018 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,022,820

State of Ohio, 4.00% due 12/15/2019 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,043,530

State of Ohio, 5.00% due 10/1/2020 (Cultural and Sports Capital Facilities)	AA/Aa2	3,845,000	4,172,940

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,091,230

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,091,230

State of Ohio, 5.00% due 12/15/2021 (Major New Street Infrastructure Project)	AA/Aa2	2,500,000	2,797,600

State of Ohio, 5.00% due 12/15/2024 (Major New Street Infrastructure Project)	AA/Aa2	2,000,000	2,386,060

State of Ohio, 5.00% due 12/15/2025 (Major New Street Infrastructure Project)	AA/Aa2	3,000,000	3,638,790

State of Ohio, 5.00% due 12/15/2026 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,219,130

State of Ohio GO, 5.50% due 9/15/2019 (Common Schools Capital Facilities)	AA+/Aa1	4,150,000	4,420,995

University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)	AA/A1	3,415,000	3,415,000

Youngstown City School District GO, 4.00% due 12/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,545,000	1,580,520

Youngstown City School District GO, 4.00% due 12/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,605,000	1,676,583

Youngstown City School District GO, 4.00% due 12/1/2020 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,670,000	1,766,409

Youngstown City School District GO, 4.00% due 12/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,735,000	1,842,258

Youngstown City School District GO, 4.00% due 12/1/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,805,000	1,913,932

Youngstown City School District GO, 4.00% due 12/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,700,000	1,794,180

Oklahoma — 0.64%

Canadian County Educational Facilities Authority, 4.00% due 9/1/2019 (Mustang Public Schools)	A+/NR	1,410,000	1,461,930

Canadian County Educational Facilities Authority, 4.50% due 9/1/2020 (Mustang Public Schools)	A+/NR	2,690,000	2,870,607

Canadian County Educational Facilities Authority, 4.50% due 9/1/2021 (Mustang Public Schools)	A+/NR	2,290,000	2,494,474

Cleveland County Educational Facilities Authority, 5.00% due 6/1/2023 (Moore Public Schools)	A+/NR	5,355,000	6,157,126

Oklahoma Capitol Improvement Authority, 5.00% due 7/1/2023 (State Highway Capital Improvement)	AA-/NR	325,000	378,066

Oklahoma Capitol Improvement Authority, 5.00% due 7/1/2024 (State Highway Capital Improvement)	AA-/NR	800,000	948,696

Oklahoma County Finance Authority, 4.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	250,000	254,010

Oklahoma County Finance Authority, 5.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	2,120,000	2,167,743

Oklahoma County Finance Authority, 5.00% due 9/1/2020 (Western Heights Public Schools)	A+/NR	2,000,000	2,152,520

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health) (ETM)	NR/NR	500,000	510,695

Oklahoma DFA, 5.00% due 8/15/2022 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,143,040

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma DFA, 5.00% due 8/15/2023 (INTEGRIS Health)	AA-/Aa3	1,500,000	1,750,935

Oklahoma DFA, 5.00% due 8/15/2024 (INTEGRIS Health)	AA-/Aa3	1,225,000	1,455,851

Oklahoma DFA, 5.00% due 8/15/2025 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,207,030

Oklahoma Turnpike Authority, 1.76% due 1/1/2028 put 1/2/2018 (Oklahoma Turnpike System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	3,800,000	3,800,000

Tulsa County Industrial Authority, 5.50% due 9/1/2018 (Jenks Public Schools)	AA-/NR	4,210,000	4,321,691

Tulsa County Industrial Authority, 4.50% due 9/1/2020 (Broken Arrow Public Schools)	AA-/NR	1,585,000	1,699,104

Tulsa County Industrial Authority, 4.50% due 9/1/2021 (Broken Arrow Public Schools)	AA-/NR	8,775,000	9,623,718

Oregon — 0.69%

Hillsboro School District No. 1J GO, 5.00% due 6/15/2025 (School Capital Improvements)	NR/Aa1	2,585,000	3,135,192

Hillsboro School District No. 1J GO, 5.00% due 6/15/2026 (School Capital Improvements)	NR/Aa1	6,730,000	8,298,359

Hillsboro School District No. 1J GO, 5.00% due 6/15/2027 (School Capital Improvements)	NR/Aa1	1,315,000	1,645,433

Oregon Facilities Authority, 4.50% due 3/15/2018 (Legacy Health System)	AA-/A1	1,100,000	1,106,402

Polk County Dallas School District No. 2 GO, 0% due 6/15/2019 (Capital Improvements)	AA+/NR	515,000	499,411

Polk County Dallas School District No. 2 GO, 0% due 6/15/2021 (Capital Improvements)	AA+/NR	1,475,000	1,369,626

State of Oregon GO, 5.00% due 9/28/2018 (Cash Management)	SP-1+/Mig1	31,500,000	32,308,605

Pennsylvania — 5.05%

Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)	A/A2	1,765,000	1,854,856

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2020 (Duquesne University of the Holy Spirit)	A/A2	250,000	265,560

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2023 (Duquesne University of the Holy Spirit)	A/A2	300,000	340,761

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2024 (Duquesne University of the Holy Spirit)	A/A2	500,000	578,680

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2025 (Duquesne University of the Holy Spirit)	A/A2	1,145,000	1,347,184

Allegheny County Hospital Development Authority, 5.00% due 5/15/2018 (University of Pittsburgh Medical Center)	A+/A1	5,915,000	5,991,363

Allegheny County Hospital Development Authority, 5.00% due 6/15/2018 (University of Pittsburgh Medical Center)	A+/A1	3,310,000	3,362,331

Allegheny County Hospital Development Authority, 5.00% due 9/1/2018 (University of Pittsburgh Medical Center)	A+/A1	3,100,000	3,171,269

Allegheny County Sanitary Authority, 4.00% due 12/1/2018 (2015 Capital Project)	A/A1	650,000	664,703

Allegheny County Sanitary Authority, 5.00% due 12/1/2023 (2015 Capital Project)	A/A1	14,500,000	16,887,135

Allegheny County Sanitary Authority, 5.00% due 12/1/2024 (2015 Capital Project)	A/A1	4,650,000	5,506,623

Allegheny County Sanitary Authority, 5.00% due 12/1/2025 (2015 Capital Project; Insured: BAM)	AA/A1	1,000,000	1,209,530

Altoona Area School District GO, 3.00% due 12/1/2022 (Insured: AGM) (State Aid Withholding)	AA/NR	1,335,000	1,393,313

Athens Area School District GO, 3.00% due 4/15/2018 (Insured: AGM) (State Aid Withholding)	NR/A2	2,600,000	2,609,750

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Athens Area School District GO, 3.00% due 4/15/2019 (Insured: AGM) (State Aid Withholding)	NR/A2	2,680,000	2,691,417

City of Philadelphia, 5.00% due 7/1/2018 (Pennsylvania Gas Works) (ETM)	AA/A2	1,395,000	1,419,385

City of Philadelphia, 2.00% due 8/1/2018 (Philadelphia Gas Works)	NR/NR	4,765,000	4,779,200

City of Philadelphia, 5.00% due 10/1/2020 (Pennsylvania Gas Works)	A/A3	1,500,000	1,625,415

City of Philadelphia, 5.00% due 8/1/2023 (Pennsylvania Gas Works)	A/A3	3,750,000	4,313,137

City of Philadelphia, 5.00% due 8/1/2024 (Pennsylvania Gas Works)	A/A3	4,000,000	4,674,320

City of Philadelphia, 5.00% due 10/1/2024 (Water and Wastewater System)	A+/A1	3,385,000	4,008,551

City of Philadelphia, 5.00% due 10/1/2024 (Pennsylvania Gas Works)	A/A3	1,000,000	1,171,840

City of Philadelphia, 5.00% due 8/1/2025 (Pennsylvania Gas Works)	A/A3	1,900,000	2,256,307

City of Philadelphia, 5.00% due 10/1/2025 (Water and Wastewater System)	A+/A1	4,430,000	5,322,645

City of Philadelphia, 5.00% due 10/1/2026 (Water and Wastewater System)	A+/A1	2,070,000	2,515,837

City of Philadelphia GO, 5.00% due 8/1/2025 (Insured: AGM)	AA/A2	7,965,000	9,434,304

City of Philadelphia GO, 5.00% due 8/1/2025	A+/A2	10,710,000	12,604,278

City of Philadelphia GO, 5.00% due 8/1/2026 (Insured: AGM)	AA/A2	14,715,000	17,664,769

City of Philadelphia GO, 5.00% due 8/1/2026	A+/A2	14,420,000	17,187,486

City of Philadelphia GO, 5.00% due 8/1/2027 (Insured: AGM)	AA/A2	6,005,000	7,282,203

City of Pittsburgh GO, 5.00% due 9/1/2022 (Insured: BAM)	AA/A1	1,100,000	1,243,517

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2023 (Capital Facilities)	A+/Aa3	19,125,000	21,983,040

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2024 (Capital Facilities)	A+/Aa3	15,500,000	18,116,865

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2025 (Capital Facilities)	A+/Aa3	14,825,000	17,606,615

Economy Borough Municipal Authority, 3.00% due 12/15/2018 (Beaver County Sewer System; Insured: BAM)	AA/NR	435,000	441,377

Economy Borough Municipal Authority, 4.00% due 12/15/2020 (Beaver County Sewer System; Insured: BAM)	AA/NR	605,000	640,919

Economy Borough Municipal Authority, 4.00% due 12/15/2022 (Beaver County Sewer System; Insured: BAM)	AA/NR	1,180,000	1,287,191

Hospitals & Higher Education Facilities Authority of Philadelphia, 1.78% due 2/15/2021 put 1/2/2018 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	3,785,000	3,785,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 1.78% due 7/1/2041 put 1/2/2018 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	745,000	745,000

Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,105,000	1,135,100

Lancaster County Solid Waste Management Authority, 5.00% due 12/15/2023 (Harrisburg Resource Recovery Facility)	AA-/NR	2,680,000	3,097,946

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2024 (Harrisburg Resource Recovery Facility)	AA-/NR	4,770,000	5,554,045

Luzerne County GO, 5.00% due 11/15/2021 (Insured: AGM)	AA/NR	2,680,000	2,966,063

Luzerne County GO, 5.00% due 11/15/2022 (Insured: AGM)	AA/NR	2,560,000	2,895,360

Luzerne County GO, 5.00% due 11/15/2023 (Insured: AGM)	AA/NR	2,600,000	2,984,670

Luzerne County GO, 5.00% due 11/15/2024 (Insured: AGM)	AA/NR	4,000,000	4,640,920

Luzerne County Industrial Development Authority GO, 5.00% due 12/15/2020 (Insured: AGM)	AA/NR	500,000	536,950

Luzerne County Industrial Development Authority GO, 5.00% due 12/15/2021 (Insured: AGM)	AA/NR	1,000,000	1,092,280

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Luzerne County Industrial Development Authority GO, 5.00% due 12/15/2022 (Insured: AGM)	AA/NR	1,000,000	1,109,800

Luzerne County Industrial Development Authority GO, 5.00% due 12/15/2023 (Insured: AGM)	AA/NR	1,000,000	1,125,630

Luzerne County Industrial Development Authority GO, 5.00% due 12/15/2024 (Insured: AGM)	AA/NR	1,000,000	1,137,380

Luzerne County Industrial Development Authority GO, 5.00% due 12/15/2025 (Insured: AGM)	AA/NR	545,000	625,731

Luzerne County Industrial Development Authority GO, 5.00% due 12/15/2026 (Insured: AGM)	AA/NR	500,000	572,160

Luzerne County Industrial Development Authority GO, 5.00% due 12/15/2027 (Insured: AGM)	AA/NR	1,000,000	1,139,000

Monroeville Finance Authority, 5.00% due 2/15/2021 (University of Pittsburgh Medical Center)	A+/A1	2,400,000	2,628,648

Monroeville Finance Authority, 5.00% due 2/15/2022 (University of Pittsburgh Medical Center)	A+/A1	1,250,000	1,402,188

Montgomery County Higher Education & Health Authority, 5.00% due 6/1/2022 (Abington Memorial Hospital)	A+/NR	3,000,000	3,382,860

Northampton Borough Municipal Authority, 4.00% due 5/15/2021 (Water System; Insured: AGM)	NR/A1	500,000	533,065

Northampton Borough Municipal Authority, 4.00% due 5/15/2022 (Water System; Insured: AGM)	NR/A1	1,185,000	1,281,542

Northampton Borough Municipal Authority, 3.00% due 5/15/2023 (Water System; Insured: AGM)	NR/A1	1,255,000	1,302,941

Norwin School District GO, 4.00% due 4/1/2018 (Insured: AGM) (State Aid Withholding)	AA/A1	1,835,000	1,845,606

Pennsylvania Economic Development Financing Authority, 5.00% due 11/15/2026	A+/A1	2,310,000	2,805,564

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/A1	5,600,000	5,846,960

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2020 (University of Pittsburgh Medical Center)	A+/A1	5,100,000	5,472,657

Pennsylvania Higher Educational Facilities Authority, 4.00% due 10/1/2022 (Shippensburg University Student Services, Inc. Student Housing)	BBB-/Baa3	2,075,000	2,145,674

Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/1/2023 (Saint Joseph’s University)	A-/NR	1,075,000	1,166,300

Pennsylvania Higher Educational Facilities Authority, 5.00% due 8/15/2027 (University of Pennsylvania Health System)	AA-/Aa3	1,000,000	1,221,110

Pennsylvania Turnpike Commission, 5.00% due 12/1/2022	NR/A1	500,000	570,075

Pennsylvania Turnpike Commission, 5.00% due 12/1/2023	NR/A1	550,000	639,216

Pennsylvania Turnpike Commission, 5.00% due 12/1/2024	NR/A1	1,675,000	1,978,845

Pennsylvania Turnpike Commission, 5.00% due 12/1/2025	NR/A1	1,000,000	1,199,060

Pennsylvania Turnpike Commission, 5.00% due 12/1/2026	NR/A1	2,000,000	2,422,040

Pennsylvania Turnpike Commission, 5.00% due 12/1/2027	NR/A1	1,000,000	1,221,190

Philadelphia Authority for Industrial Development, 5.00% due 8/1/2020 (Mast Charter School) (ETM)	BBB/NR	325,000	339,635

Philadelphia Municipal Authority, 5.00% due 4/1/2021 (Juvenile Justice Services Center)	A+/A2	830,000	906,451

Philadelphia Municipal Authority, 5.00% due 4/1/2022 (Juvenile Justice Services Center)	A+/A2	895,000	999,840

Philadelphia Municipal Authority, 5.00% due 4/1/2023 (Juvenile Justice Services Center)	A+/A2	1,210,000	1,376,907

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Philadelphia Municipal Authority, 5.00% due 4/1/2024 (Juvenile Justice Services Center)	A+/A2	1,550,000	1,795,008

Philadelphia Municipal Authority, 5.00% due 4/1/2025 (Juvenile Justice Services Center)	A+/A2	1,325,000	1,548,938

Philadelphia Municipal Authority, 5.00% due 4/1/2026 (Juvenile Justice Services Center)	A+/A2	675,000	796,689

Philadelphia Municipal Authority, 5.00% due 4/1/2027 (Juvenile Justice Services Center)	A+/A2	1,365,000	1,622,726

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	NR/A2	18,410,000	19,292,023

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	NR/A2	4,210,000	4,411,701

Philadelphia School District GO, 5.25% due 9/1/2021 (State Aid Withholding)	NR/A2	2,265,000	2,423,709

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2023 (ETM)	A/A2	2,520,000	2,934,414

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	7,365,000	8,490,740

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	2,395,000	2,788,858

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	740,000	752,928

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	390,000	405,495

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	395,000	408,264

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	1,205,000	1,245,464

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	1,455,000	1,531,475

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	1,610,000	1,720,687

Plum Borough School District GO, 5.00% due 9/15/2022 (Insured: BAM) (State Aid Withholding)	AA/NR	1,410,000	1,582,640

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	1,495,000	1,722,375

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	470,000	541,482

Plum Borough School District GO, 5.00% due 9/15/2024 (Insured: BAM) (State Aid Withholding)	AA/NR	1,885,000	2,172,783

Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2022	AA-/A3	500,000	567,095

Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2023	AA-/A3	405,000	469,492

Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2024	AA-/A3	900,000	1,063,467

Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2025	AA-/A3	400,000	481,048

Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2026	AA-/A3	3,000,000	3,657,180

Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2027	AA-/A3	1,250,000	1,543,650

Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2028	AA-/A3	1,250,000	1,525,837

Wayne County Hospital and HFA, 2.00% due 7/1/2018 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	625,000	626,869

Wayne County Hospital and HFA, 3.00% due 7/1/2019 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,185,000	1,192,086

Rhode Island — 1.58%

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2018 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	870,000	892,568

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2019 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,250,000	1,322,125

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2020 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,300,000	1,416,714

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2021 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,000,000	2,239,180

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2022 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,280,000	2,617,007

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2023 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,380,000	2,795,215

Rhode Island Convention Center Authority, 5.00% due 5/15/2018 (Convention Center and Parking Projects)	AA-/A1	5,890,000	5,964,096

Rhode Island Convention Center Authority, 5.00% due 5/15/2019 (Convention Center and Parking Projects)	AA-/A1	7,310,000	7,626,230

Rhode Island Convention Center Authority, 5.00% due 5/15/2020 (Convention Center and Parking Projects)	AA-/A1	5,890,000	6,307,660

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island)	A+/A1	355,000	385,093

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island Auxiliary Enterprise)	A+/A1	750,000	813,577

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2022 (University of Rhode Island)	A+/A1	465,000	529,058

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2023 (University of Rhode Island Auxiliary Enterprise)	A+/A1	1,400,000	1,625,162

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2025 (University of Rhode Island)	A+/A1	500,000	599,825

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Kent County Courthouse)	AA-/Aa3	600,000	633,876

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Training School)	AA-/Aa3	1,575,000	1,663,924

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Kent County Courthouse)	AA-/Aa3	1,375,000	1,492,659

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Training School)	AA-/Aa3	1,405,000	1,525,226

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Kent County Courthouse)	AA-/Aa3	2,000,000	2,226,080

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Training School)	AA-/Aa3	3,540,000	3,940,162

State of Rhode Island and Providence Plantations COP, 5.00% due 4/1/2022 (Energy Conservation)	AA-/Aa3	2,020,000	2,272,379

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Kent County Courthouse)	AA-/Aa3	2,100,000	2,389,863

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Training School)	AA-/Aa3	3,620,000	4,119,669

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Kent County Courthouse)	AA-/Aa3	1,500,000	1,742,130

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Training School)	AA-/Aa3	1,705,000	1,980,221

State of Rhode Island and Providence Plantations COP, 5.00% due 11/1/2024 (Information Technology)	AA-/Aa3	3,010,000	3,564,562

State of Rhode Island and Providence Plantations GO, 5.00% due 10/1/2019 (Consolidated Capital Development Loan)	AA/Aa2	5,000,000	5,286,750

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2020 (Consolidated Capital Development Loan)	AA/Aa2	8,365,000	9,044,991

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2020 (Consolidated Capital Development Loan)	AA/Aa2	1,200,000	1,272,672

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2021 (Consolidated Capital Development Loan)	AA/Aa2	16,535,000	18,354,181

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2021 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,079,710

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2022 (Consolidated Capital Development Loan)	AA/Aa2	9,825,000	11,177,313

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2022 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,097,970

South Carolina — 0.46%

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2019 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,040,590

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2021 (Waterworks & Sewer System)	AA/Aa1	750,000	826,088

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2022 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,130,290

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2023 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,155,950

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2024 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,183,880

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2025 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,203,640

Berkeley County School District, 5.00% due 12/1/2020 (School Facility Equipment Acquisition)	AA-/NR	550,000	597,894

Berkeley County School District, 5.00% due 12/1/2021 (School Facility Equipment Acquisition)	AA-/NR	1,000,000	1,113,100

Berkeley County School District, 5.00% due 12/1/2024 (School Facility Equipment Acquisition)	AA-/NR	2,000,000	2,358,580

Charleston County, 5.00% due 12/1/2022 (South Aviation Ave. Construction)	AA+/NR	1,810,000	2,079,201

Charleston County, 5.00% due 12/1/2023 (South Aviation Ave. Construction)	AA+/NR	2,460,000	2,884,449

City of Charleston Public Facilities Corp., 5.00% due 9/1/2019 (City of Charleston Project)	AA+/Aa1	390,000	411,973

City of Charleston Public Facilities Corp., 5.00% due 9/1/2020 (City of Charleston Project)	AA+/Aa1	700,000	759,647

City of Charleston Public Facilities Corp., 5.00% due 9/1/2021 (City of Charleston Project)	AA+/Aa1	460,000	512,265

City of Charleston Public Facilities Corp., 5.00% due 9/1/2022 (City of Charleston Project)	AA+/Aa1	425,000	484,513

City of Charleston Public Facilities Corp., 5.00% due 9/1/2023 (City of Charleston Project)	AA+/Aa1	345,000	402,339

City of Charleston Public Facilities Corp., 5.00% due 9/1/2025 (City of Charleston Project)	AA+/Aa1	930,000	1,127,234

Greenwood County, 5.00% due 10/1/2022 (Self Regional Healthcare)	A+/A1	1,000,000	1,124,070

Piedmont Municipal Power Agency, 6.75% due 1/1/2019 (Insured: Natl-Re)	NR/A3	3,800,000	3,995,016

SCAGO Educational Facilities Corp., 5.00% due 12/1/2021 (School District of Pickens County)	A/A1	1,810,000	2,016,883

SCAGO Educational Facilities Corp., 5.00% due 12/1/2022 (School District of Pickens County)	A/A1	500,000	569,070

SCAGO Educational Facilities Corp., 5.00% due 12/1/2023 (School District of Pickens County)	A/A1	1,000,000	1,162,210

SCAGO Educational Facilities Corp., 5.00% due 12/1/2024 (School District of Pickens County)	A/A1	1,010,000	1,195,355

SCAGO Educational Facilities Corp., 5.00% due 12/1/2025 (School District of Pickens County)	A/A1	1,000,000	1,188,240

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Carolina Public Service Authority, 5.00% due 12/1/2026	A+/A1	1,000,000	1,187,730

South Carolina Public Service Authority, 5.00% due 12/1/2027	A+/A1	580,000	673,490

South Dakota — 0.24%

South Dakota Building Authority, 5.00% due 6/1/2022	AA+/Aa1	500,000	567,550

South Dakota Building Authority, 5.00% due 6/1/2024	AA+/Aa1	1,000,000	1,153,670

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2018 (Prairie Lakes Health)	A+/NR	2,290,000	2,309,122

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health) (ETM)	NR/A1	1,000,000	1,023,190

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health) (ETM)	NR/A1	1,275,000	1,303,713

South Dakota Health & Educational Facilities Authority, 4.00% due 11/1/2018 (Sanford Health)	A+/A1	800,000	814,912

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2019 (Prairie Lakes Health)	A+/NR	2,440,000	2,537,136

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2020 (Regional Health) (ETM)	NR/A1	1,000,000	1,083,030

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Avera Health)	AA-/A1	1,670,000	1,851,546

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2021 (Sanford Health)	A+/A1	350,000	388,906

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2022 (Sanford Health)	A+/A1	1,070,000	1,215,937

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	400,000	471,464

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2025 (Sanford Health)	A+/A1	965,000	1,154,458

South Dakota Housing Development Authority, 4.00% due 11/1/2018 (Single Family Mtg)	NR/Aa2	1,165,000	1,190,782

Tennessee — 0.50%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	NR/A3	6,000,000	6,338,940

Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2024	AA/Aa2	7,000,000	8,249,990

State of Tennessee GO, 4.00% due 8/1/2018	AAA/Aaa	2,000,000	2,029,560

State of Tennessee GO, 5.00% due 8/1/2018	AAA/Aaa	2,000,000	2,041,040

State of Tennessee GO, 5.00% due 8/1/2019	AAA/Aaa	2,000,000	2,105,500

State of Tennessee GO, 5.00% due 8/1/2019	AAA/Aaa	3,000,000	3,158,250

State of Tennessee GO, 5.00% due 8/1/2020	AAA/Aaa	2,000,000	2,170,500

State of Tennessee GO, 5.00% due 8/1/2020	AAA/Aaa	2,000,000	2,170,500

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018	BBB+/A3	5,000,000	5,116,100

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	BBB+/A3	1,190,000	1,287,770

Texas — 12.74%

Austin Convention Enterprises, Inc., 5.00% due 1/1/2021 (Convention Center Hotel First Tier)	BBB+/NR	500,000	545,980

Austin Convention Enterprises, Inc., 5.00% due 1/1/2022 (Convention Center Hotel First Tier)	BBB+/NR	300,000	334,752

Austin Convention Enterprises, Inc., 5.00% due 1/1/2023 (Convention Center Hotel First Tier)	BBB+/NR	500,000	567,650

Austin Convention Enterprises, Inc., 5.00% due 1/1/2024 (Convention Center Hotel First Tier)	BBB+/NR	500,000	577,920

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Austin Convention Enterprises, Inc., 5.00% due 1/1/2025 (Convention Center Hotel First Tier)	BBB+/NR	500,000	588,880

Austin Convention Enterprises, Inc., 5.00% due 1/1/2026 (Convention Center Hotel First Tier)	BBB+/NR	600,000	713,346

Austin Convention Enterprises, Inc., 5.00% due 1/1/2027 (Convention Center Hotel First Tier)	BBB+/NR	780,000	934,120

Bexar County Hospital District GO, 5.00% due 2/15/2022 (University Health System)	AA+/Aa1	1,250,000	1,402,725

Bexar County Hospital District GO, 5.00% due 2/15/2023 (University Health System)	AA+/Aa1	1,250,000	1,429,538

Bexar County Hospital District GO, 5.00% due 2/15/2024 (University Health System)	AA+/Aa1	1,500,000	1,745,625

Bexar County Hospital District GO, 5.00% due 2/15/2025 (University Health System)	AA+/Aa1	2,355,000	2,785,423

Bexar County Hospital District GO, 5.00% due 2/15/2026 (University Health System)	AA+/Aa1	1,500,000	1,799,505

Bexar County Hospital District GO, 5.00% due 2/15/2027 (University Health System)	AA+/Aa1	1,500,000	1,789,695

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2018 (Roman Catholic Diocese of Austin)	NR/Baa1	1,370,000	1,380,042

Cities of Dallas and Fort Worth, 5.25% due 11/1/2023 (DFW International Airport Terminal Renewal & Improvement Program)	A+/A1	3,000,000	3,372,810

City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)	AA/Aa2	2,640,000	2,958,331

City of Austin, 5.00% due 11/15/2025 (Water and Wastewater System)	AA/Aa2	2,485,000	3,023,077

City of Austin, 5.00% due 11/15/2026 (Water and Wastewater System)	AA/Aa2	3,330,000	4,113,549

City of Beaumont, 5.00% due 9/1/2023 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	5,000,000	5,781,550

City of Beaumont, 5.00% due 9/1/2024 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	2,500,000	2,880,675

City of Beaumont GO, 5.00% due 3/1/2022	AA-/Aa2	1,000,000	1,124,720

City of Beaumont GO, 5.00% due 3/1/2023	AA-/Aa2	1,000,000	1,148,510

City of Beaumont GO, 5.00% due 3/1/2024	AA-/Aa2	1,500,000	1,756,740

City of Beaumont GO, 5.00% due 3/1/2025	AA-/Aa2	3,060,000	3,644,827

City of Beaumont GO, 5.00% due 3/1/2026	AA-/Aa2	1,930,000	2,336,439

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,500,000	1,621,695

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,520,000	1,718,314

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,300,000	1,469,611

City of Brownsville, 5.00% due 9/1/2023 (Water, Wastewater & Electric Utilities Systems)	A+/A2	2,380,000	2,747,900

City of Bryan, 5.00% due 7/1/2019 (Electric System Improvements)	A+/A2	8,000,000	8,245,440

City of Bryan, 5.00% due 7/1/2026 (Electric System Improvements)	A+/NR	535,000	646,339

City of Dallas GO, 5.00% due 2/15/2021 (Trinity River Corridor Infrastructure)	AA-/A1	1,965,000	2,146,586

City of Dallas GO, 5.00% due 2/15/2022	AA-/A1	13,955,000	15,607,132

City of Dallas GO, 5.00% due 2/15/2022 (Public Improvements)	AA-/A1	2,500,000	2,795,975

City of Dallas GO, 5.00% due 2/15/2023	AA-/A1	5,000,000	5,613,000

City of Dallas GO, 5.00% due 2/15/2024 (Trinity River Corridor Infrastructure)	AA-/A1	2,705,000	3,153,029

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Dallas GO, 5.00% due 2/15/2024 (Trinity River Corridor Infrastructure)	AA-/A1	10,235,000	11,721,122

City of Dallas GO, 5.00% due 2/15/2025 (Trinity River Corridor Infrastructure)	AA-/A1	9,350,000	10,788,310

City of Dallas GO, 5.00% due 2/15/2025 (Public Improvements)	AA-/NR	3,000,000	3,550,500

City of Dallas GO, 5.00% due 2/15/2026 (Trinity River Corridor Infrastructure)	AA-/A1	8,585,000	9,858,070

City of Denton GO, 5.00% due 2/15/2019	AA+/Aa2	3,990,000	4,143,096

City of Denton GO, 5.00% due 2/15/2020	AA+/Aa2	4,195,000	4,354,997

City of Houston, 5.00% due 7/1/2018 (Airport System)	AA-/Aa3	1,000,000	1,017,580

City of Houston, 0% due 9/1/2020 (Convention & Entertainment Facilities; Insured: AGM/AMBAC)	AA/A2	3,650,000	3,470,858

City of Houston, 5.00% due 9/1/2020 (Convention & Entertainment Facilities)	A-/A2	650,000	700,447

City of Houston, 5.00% due 9/1/2021 (Convention & Entertainment Facilities)	A-/A2	1,500,000	1,656,390

City of Houston, 5.00% due 11/15/2021 (Combined Utility System)	NR/Aa2	5,455,000	6,086,744

City of Houston, 5.00% due 5/15/2022 (Combined Utility System)	AA/Aa2	3,000,000	3,382,500

City of Houston, 5.00% due 9/1/2022 (Convention & Entertainment Facilities)	A-/A2	600,000	672,606

City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	AA/Aa2	7,535,000	8,593,140

City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	NR/Aa2	7,110,000	8,108,457

City of Houston, 5.00% due 5/15/2023 (Combined Utility System)	AA/Aa2	4,445,000	5,125,174

City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	AA/Aa2	5,000,000	5,826,300

City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	NR/Aa2	7,400,000	8,622,924

City of Houston, 5.00% due 5/15/2024 (Combined Utility System)	AA/Aa2	7,250,000	8,534,482

City of Houston, 5.00% due 9/1/2024 (Convention & Entertainment Facilities)	A-/A2	1,215,000	1,409,983

City of Houston, 5.00% due 11/15/2024 (Combined Utility System)	AA/Aa2	5,000,000	5,936,650

City of Houston GO, 5.00% due 3/1/2020 (Public Improvements)	AA/Aa3	4,000,000	4,288,560

City of Houston GO, 5.00% due 3/1/2021 (Public Improvements)	NR/Aa3	400,000	440,320

City of Houston GO, 5.00% due 3/1/2023 (Public Improvements)	NR/Aa3	805,000	923,697

City of Houston GO, 5.00% due 3/1/2025 (Public Improvements)	AA/Aa3	23,570,000	27,971,226

City of Houston GO, 5.00% due 3/1/2026 (Public Improvements)	AA/Aa3	10,455,000	12,595,975

City of Houston GO, 5.00% due 3/1/2026 (Public Improvements)	NR/Aa3	4,300,000	5,180,554

City of Houston GO, 5.00% due 3/1/2027 (Public Improvements)	NR/Aa3	2,875,000	3,510,174

City of Houston GO, 5.00% due 3/1/2028 (Public Improvements)	NR/Aa3	1,500,000	1,820,355

City of Laredo, 5.00% due 3/15/2021 (Sports Venues; Insured: AGM)	AA/A1	600,000	656,682

City of Laredo, 5.00% due 3/15/2022 (Sports Venues; Insured: AGM)	AA/A1	2,000,000	2,237,920

City of Laredo, 5.00% due 3/15/2023 (Sports Venues; Insured: AGM)	AA/A1	1,500,000	1,714,770

City of Laredo, 5.00% due 3/15/2024 (Sports Venues; Insured: AGM)	AA/A1	300,000	349,371

City of Laredo GO, 4.00% due 2/15/2018 (Acquire & Purchase Personal Property)	AA/Aa2	675,000	677,066

City of Laredo GO, 4.00% due 2/15/2018 (City Infrastructure Improvements)	AA/Aa2	175,000	175,536

City of Laredo GO, 4.00% due 2/15/2019 (Acquire & Purchase Personal Property)	AA/Aa2	305,000	313,546

City of Laredo GO, 4.00% due 2/15/2019 (City Infrastructure Improvements)	AA/Aa2	65,000	66,821

City of Laredo GO, 4.00% due 2/15/2020 (City Infrastructure Improvements)	AA/Aa2	110,000	115,236

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Laredo GO, 5.00% due 2/15/2020 (Acquire & Purchase Personal Property)	AA/Aa2	735,000	785,201

City of Laredo GO, 5.00% due 2/15/2021 (Acquire & Purchase Personal Property)	AA/Aa2	775,000	849,826

City of Laredo GO, 5.00% due 2/15/2021 (City Infrastructure Improvements)	AA/Aa2	125,000	137,069

City of Laredo GO, 5.00% due 2/15/2022 (Acquire & Purchase Personal Property)	AA/Aa2	810,000	909,986

City of Laredo GO, 5.00% due 2/15/2022 (City Infrastructure Improvements)	AA/Aa2	150,000	168,516

City of Laredo GO, 5.00% due 2/15/2023 (Acquire & Purchase Personal Property)	AA/Aa2	855,000	983,182

City of Laredo GO, 5.00% due 2/15/2023 (City Infrastructure Improvements)	AA/Aa2	275,000	316,228

City of Laredo GO, 5.00% due 2/15/2024 (Acquire & Purchase Personal Property)	AA/Aa2	900,000	1,055,268

City of Laredo GO, 5.00% due 2/15/2024 (City Infrastructure Improvements)	AA/Aa2	445,000	521,771

City of Laredo GO, 5.00% due 2/15/2025 (Acquire & Purchase Personal Property)	AA/Aa2	945,000	1,121,828

City of Laredo GO, 5.00% due 2/15/2025 (City Infrastructure Improvements)	AA/Aa2	380,000	451,106

City of Laredo GO, 5.00% due 2/15/2026 (City Infrastructure Improvements)	AA/Aa2	1,000,000	1,203,770

City of Laredo GO, 5.00% due 2/15/2026 (Acquire & Purchase Personal Property)	AA/Aa2	995,000	1,197,751

City of Laredo GO, 5.00% due 2/15/2027 (City Infrastructure Improvements)	AA/Aa2	500,000	604,775

City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,325,000	2,484,820

City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,000,000	2,137,480

City of Lubbock GO, 5.00% due 2/15/2021 (Waterworks System)	AA+/Aa2	7,490,000	8,225,069

City of Lubbock GO, 5.00% due 2/15/2022 (Waterworks System)	AA+/Aa2	2,895,000	3,259,712

City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	500,000	575,225

City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	4,180,000	4,808,881

City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,460,000	5,226,629

City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,440,000	5,203,192

City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	7,735,000	9,238,684

City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	5,725,000	6,837,940

City of McAllen, 5.00% due 3/1/2024 (International Toll Bridge System; Insured: AGM)	AA/NR	1,000,000	1,166,750

City of McAllen, 5.00% due 3/1/2025 (International Toll Bridge System; Insured: AGM)	AA/NR	890,000	1,056,190

City of McAllen, 5.00% due 3/1/2027 (International Toll Bridge System; Insured: AGM)	AA/NR	1,125,000	1,342,418

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2020 (University of the Incarnate Word)	NR/A3	3,620,000	3,914,885

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2021 (University of the Incarnate Word)	NR/A3	1,000,000	1,105,150

City of San Antonio, 5.00% due 5/15/2023 (San Antonio Water System)	AA/Aa2	1,500,000	1,735,320

City of San Antonio, 5.25% due 2/1/2024 (CPS Energy)	AA/Aa1	7,000,000	8,379,910

City of San Antonio, 5.00% due 5/15/2024 (San Antonio Water System)	AA/Aa2	1,500,000	1,773,630

City of San Antonio, 5.00% due 5/15/2025 (San Antonio Water System)	AA/Aa2	1,000,000	1,206,040

City of San Antonio, 5.00% due 5/15/2026 (San Antonio Water System)	AA/Aa2	1,200,000	1,469,832

City of San Antonio, 3.00% due 12/1/2045 put 12/1/2020 (CPS Energy)	AA-/Aa2	36,000,000	37,616,040

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of San Antonio GO, 5.00% due 2/1/2023 (San Antonio Water System)	AAA/Aaa	13,880,000	16,040,561

City of San Antonio GO, 5.00% due 2/1/2024 (San Antonio Water System)	AAA/Aaa	14,595,000	17,235,381

City of San Antonio GO, 5.00% due 2/1/2025 (San Antonio Water System)	AAA/Aaa	15,340,000	18,475,189

City of San Antonio Public Facilities Corp., 5.00% due 9/15/2022 (Convention Center Refinancing & Expansion)	AA+/Aa2	1,450,000	1,644,865

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A-/A1	4,000,000	4,525,280

Clifton Higher Education Finance Corp., 5.00% due 8/15/2018 (IDEA Public Schools)	BBB+/NR	325,000	332,114

Clifton Higher Education Finance Corp., 5.00% due 8/15/2019 (IDEA Public Schools)	BBB+/NR	445,000	468,678

Clifton Higher Education Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools)	BBB+/NR	1,100,000	1,246,938

Corpus Christi Business and Job Development Corp., 5.00% due 3/1/2021 (Seawall Project)	A+/A1	625,000	683,350

Dallas Area Rapid Transit, 5.00% due 12/1/2026	AA+/Aa2	2,245,000	2,719,054

Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018	A-/Baa1	5,240,000	5,240,000

Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	A-/Baa1	5,200,000	5,362,240

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2019	A/A2	1,050,000	1,088,745

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2020	A/A2	1,050,000	1,118,775

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2021	A/A2	3,000,000	3,282,930

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2022	A/A2	2,430,000	2,728,939

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2023	A/A2	510,000	582,716

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2024	A/A2	950,000	1,107,349

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2025	A/A2	2,920,000	3,455,820

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	A/A2	5,625,000	6,795,506

Dallas ISD GO, 5.00% due 2/15/2036 put 2/15/2022 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	3,975,000	4,445,600

Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)	AA/Aa2	2,000,000	2,085,820

Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)	AA/Aa2	3,000,000	3,354,870

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2019 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,000,000	1,055,390

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2020 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	2,000,000	2,164,980

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,635,000	1,851,948

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2023 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	500,000	578,360

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2024 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	350,000	411,583

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2025 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	1,000,000	1,193,630

Harris County, 5.00% due 10/1/2025 (Flood Control)	AAA/NR	2,000,000	2,428,420

Harris County, 5.00% due 10/1/2026 (Flood Control)	AAA/NR	3,775,000	4,655,443

Harris County, 5.00% due 10/1/2027 (Flood Control)	AAA/NR	8,530,000	10,648,170

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2024 (TECO Project)	AA/Aa3	600,000	711,552

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2025 (TECO Project)	AA/Aa3	1,700,000	2,044,794

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2018 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	2,365,000	2,435,146

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2019 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,000,000	1,060,550

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2020 (TECO Project)	AA/Aa3	525,000	572,182

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2021 (TECO Project)	AA/Aa3	500,000	559,095

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2022 (Memorial Hermann Health)	A+/A1	200,000	227,628

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2023 (TECO Project)	AA/Aa3	400,000	466,588

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2023 (Memorial Hermann Health)	A+/A1	400,000	464,644

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2024 (Memorial Hermann Health)	A+/A1	3,000,000	3,546,330

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2025 (Memorial Hermann Health)	A+/A1	2,845,000	3,350,329

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2026 (TECO Project)	AA/Aa3	1,150,000	1,401,862

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2027 (TECO Project)	AA/Aa3	950,000	1,165,831

Harris County Cultural Education Facilities Finance Corp., 1.76% due 9/1/2031 put 1/2/2018 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	15,800,000	15,800,000

Harris County Cultural Education Facilities Finance Corp., 1.76% due 9/1/2031 put 1/2/2018 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	600,000	600,000

Harris County GO, 5.00% due 10/1/2018	AAA/Aaa	3,000,000	3,079,410

Harris County GO, 5.00% due 10/1/2019	AAA/Aaa	700,000	740,887

Harris County GO, 5.00% due 10/1/2020	AAA/Aaa	500,000	542,785

Harris County GO, 5.00% due 10/1/2025	AAA/NR	1,750,000	2,110,937

Harris County GO, 5.00% due 10/1/2025	AAA/NR	1,100,000	1,326,875

Harris County GO, 5.00% due 10/1/2026	AAA/NR	2,400,000	2,927,568

Harris County GO, 5.00% due 10/1/2026	AAA/NR	1,665,000	2,031,000

Harris County GO, 5.00% due 10/1/2027	AAA/NR	7,415,000	9,160,862

Harris County GO, 5.00% due 10/1/2027	AAA/NR	3,015,000	3,724,882

Harris County Health Facilities Development Corp., 7.00% due 12/1/2027 pre-refunded 12/1/2018 (Memorial Hermann Health; LOC: JPMorgan Chase Bank, N.A.)	NR/NR	1,245,000	1,305,196

Harris County-Houston Sports Authority, 5.00% due 11/15/2022 (Insured: AGM)	AA/A2	5,410,000	6,196,776

Harris County-Houston Sports Authority, 5.00% due 11/15/2023 (Insured: AGM)	AA/A2	9,975,000	11,689,802

Harris County-Houston Sports Authority, 5.00% due 11/15/2024 (Insured: AGM)	AA/A2	7,930,000	9,437,889

Hays County GO, 5.00% due 2/15/2022	AA/NR	750,000	844,485

Hays County GO, 5.00% due 2/15/2023	AA/NR	1,500,000	1,730,430

Hays County GO, 5.00% due 2/15/2024	AA/NR	1,300,000	1,534,117

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hays County GO, 5.00% due 2/15/2025	AA/NR	500,000	600,130

Houston Higher Education Finance Corp., 5.00% due 8/15/2019 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,020,000	1,073,101

Houston Higher Education Finance Corp., 5.875% due 5/15/2021 (Cosmos Foundation, Inc.) (ETM)	BBB/NR	1,160,000	1,240,922

Houston Higher Education Finance Corp., 5.00% due 8/15/2021 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	300,000	331,908

Houston Higher Education Finance Corp., 5.00% due 8/15/2022 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,185,000	1,342,119

Katy ISD GO, 5.00% due 2/15/2023 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	1,500,000	1,725,675

Katy ISD GO, 5.00% due 2/15/2024 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,385,000	2,800,968

Katy ISD GO, 5.00% due 2/15/2025 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,830,000	3,388,444

Katy ISD GO, 5.00% due 2/15/2026 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,955,000	3,596,294

Keller ISD GO, 5.00% due 8/15/2023	AAA/Aaa	1,715,000	1,999,913

Keller ISD GO, 5.00% due 8/15/2024	AAA/Aaa	3,250,000	3,866,915

Keller ISD GO, 5.00% due 8/15/2025	AAA/Aaa	7,140,000	8,657,393

Keller ISD GO, 5.00% due 8/15/2026	AAA/Aaa	8,425,000	10,239,408

Laredo Community College District GO, 5.00% due 8/1/2019 (School Facilities Improvements)	AA-/Aa3	880,000	926,561

Laredo Community College District GO, 5.00% due 8/1/2020 (School Facilities Improvements)	AA-/Aa3	1,360,000	1,466,978

Laredo Community College District GO, 5.00% due 8/1/2022 (School Facilities Improvements)	AA-/Aa3	655,000	741,460

Laredo Community College District GO, 5.00% due 8/1/2023 (School Facilities Improvements)	AA-/Aa3	610,000	705,075

Laredo Community College District GO, 5.00% due 8/1/2024 (School Facilities Improvements)	AA-/Aa3	715,000	840,318

Lower Colorado River Authority, 5.00% due 5/15/2025 pre-refunded 5/15/2022	NR/NR	55,000	62,111

Lower Colorado River Authority, 5.00% due 5/15/2025	A/A2	8,020,000	9,010,310

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2019	AA+/Aa2	2,960,000	3,138,310

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2020	AA+/Aa2	1,565,000	1,706,053

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2021	AA+/Aa2	1,000,000	1,119,400

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2022	AA+/Aa2	1,750,000	2,005,167

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2023	AA+/Aa2	1,125,000	1,316,509

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2024	AA+/Aa2	1,140,000	1,358,823

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2025	AA+/Aa2	1,220,000	1,479,018

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2026	AA+/Aa2	1,000,000	1,228,920

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2027	AA+/Aa2	1,120,000	1,368,326

New Caney ISD GO, 5.00% due 2/15/2024 (Guaranty: PSF)	AAA/Aaa	865,000	989,145

North East ISD GO, 2.00% due 8/1/2044 put 8/1/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	10,265,000	10,295,179

North Harris County Regional Water Authority, 5.00% due 12/15/2020 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,000,000	1,090,920

North Harris County Regional Water Authority, 5.00% due 12/15/2021 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,000,000	1,118,640

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Harris County Regional Water Authority, 5.00% due 12/15/2023 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,000,000	1,169,320

North Harris County Regional Water Authority, 5.00% due 12/15/2025 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	2,000,000	2,420,980

North Harris County Regional Water Authority, 5.00% due 12/15/2026 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,490,000	1,828,602

North Texas Tollway Authority, 5.00% due 1/1/2024	A/A1	12,000,000	14,031,480

Northside ISD GO, 2.00% due 6/1/2039 put 6/1/2019 (Educational Facilities; Guaranty: PSF)	NR/Aaa	2,085,000	2,091,922

Pasadena ISD GO, 3.00% due 2/15/2044 put 8/15/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	9,155,000	9,349,818

Round Rock ISD GO, 5.00% due 8/1/2018 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,075,000	1,096,866

Round Rock ISD GO, 5.00% due 8/1/2019 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,500,000	1,579,125

Round Rock ISD GO, 5.00% due 8/1/2020 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,000,000	1,084,720

Round Rock ISD GO, 5.00% due 8/1/2021 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,000,000	2,228,120

Round Rock ISD GO, 5.00% due 8/1/2022 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	670,000	765,381

Round Rock ISD GO, 5.00% due 8/1/2024 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,305,000	2,754,268

Round Rock ISD GO, 5.00% due 8/1/2025 (Educational Facilities Improvements)	AAA/Aaa	1,000,000	1,213,880

Round Rock ISD GO, 5.00% due 8/1/2025 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,000,000	1,216,230

Round Rock ISD GO, 5.00% due 8/1/2026 (Educational Facilities Improvements)	AAA/Aaa	1,000,000	1,230,950

Round Rock ISD GO, 5.00% due 8/1/2026 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,575,000	1,919,295

Round Rock ISD GO, 5.00% due 8/1/2027 (Educational Facilities Improvements)	AAA/Aaa	1,100,000	1,373,284

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019	BBB+/NR	2,620,000	2,775,838

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020	BBB+/NR	1,770,000	1,928,911

San Antonio Public Facilities Corp., 5.00% due 9/15/2020 (Convention Center Refinancing & Expansion)	AA+/Aa2	915,000	991,302

San Juan Higher Education Finance Authority, 5.125% due 8/15/2020 (IDEA Public Schools)	BBB+/NR	860,000	900,325

State of Texas, 4.00% due 8/30/2018 (Cash Flow Management)	SP-1+/Mig1	94,120,000	95,672,980

Tarrant Regional Water District, 2.00% due 3/1/2020	AAA/NR	800,000	806,080

Tarrant Regional Water District, 5.00% due 3/1/2021	AAA/NR	1,000,000	1,100,150

Tarrant Regional Water District, 5.00% due 3/1/2022	AAA/NR	650,000	733,291

Tarrant Regional Water District, 5.00% due 3/1/2023	AAA/NR	700,000	808,045

Tarrant Regional Water District, 5.00% due 3/1/2024	AAA/NR	1,000,000	1,179,410

Tarrant Regional Water District, 5.00% due 3/1/2025	AAA/NR	1,500,000	1,798,815

Tarrant Regional Water District, 5.00% due 3/1/2026	AAA/NR	2,000,000	2,437,900

Tarrant Regional Water District, 5.00% due 3/1/2027	AAA/NR	2,000,000	2,426,180

Texas Transportation Commission, 5.00% due 8/15/2022 (Central Texas Turnpike System)	BBB+/Baa1	400,000	459,516

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Texas Transportation Commission, 5.00% due 8/15/2023 (Central Texas Turnpike System)	BBB+/Baa1	730,000	857,232

Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,193,240

Texas Transportation Commission GO, 5.00% due 4/1/2022 (Highway Improvements)	AAA/Aaa	2,880,000	3,262,464

Texas Transportation Commission GO, 5.00% due 4/1/2023 (Highway Improvements)	AAA/Aaa	3,500,000	4,061,820

Texas Transportation Commission GO, 5.00% due 4/1/2024 (Highway Improvements)	AAA/Aaa	4,000,000	4,744,920

University of Texas System, 5.00% due 8/15/2025 (Campus Improvements)	AAA/Aaa	7,000,000	8,526,350

University of Texas System, 5.00% due 8/15/2026 (Campus Improvements)	AAA/Aaa	3,750,000	4,632,975

Uptown Development Authority, 5.00% due 9/1/2018 (Infrastructure Improvements)	BBB/NR	1,870,000	1,908,485

Uptown Development Authority, 5.00% due 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,945,000	2,038,185

Walnut Creek Special Utility District, 4.00% due 1/10/2020 (Water System Improvements; Insured: BAM)	AA/NR	520,000	541,533

Walnut Creek Special Utility District, 4.00% due 1/10/2021 (Water System Improvements; Insured: BAM)	AA/NR	445,000	471,891

Walnut Creek Special Utility District, 5.00% due 1/10/2022 (Water System Improvements; Insured: BAM)	AA/NR	525,000	585,107

Walnut Creek Special Utility District, 5.00% due 1/10/2024 (Water System Improvements; Insured: BAM)	AA/NR	750,000	870,083

U.S. Virgin Islands — 0.04%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2019 (Diageo Project)	NR/Caa2	3,390,000	2,491,650

Utah — 1.01%

City of Murray, 1.75% due 5/15/2036 put 1/2/2018 (IHC Health Services, Inc.) (daily demand notes)	AA+/Aa1	15,900,000	15,900,000

City of Murray, 1.75% due 5/15/2036 put 1/2/2018 (IHC Health Services, Inc.) (daily demand notes)	AA+/Aa1	24,730,000	24,730,000

City of Murray, 1.79% due 5/15/2037 put 1/2/2018 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	14,350,000	14,350,000

Utah Transit Authority, 5.00% due 6/15/2022 (Integrated Mass Transit System)	A+/A1	710,000	800,894

Utah Transit Authority, 5.00% due 6/15/2023 (Integrated Mass Transit System)	A+/A1	775,000	891,025

Utah Transit Authority, 5.00% due 6/15/2024 (Integrated Mass Transit System)	A+/A1	825,000	966,983

Utah Transit Authority, 5.00% due 6/15/2025 (Integrated Mass Transit System)	A+/A1	1,235,000	1,468,600

Weber County, 1.79% due 2/15/2031 put 1/2/2018 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	10,500,000	10,500,000

Weber County, 1.79% due 2/15/2035 put 1/2/2018 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	1,215,000	1,215,000

Vermont — 0.22%

Vermont EDA, 5.00% due 12/15/2020 (Vermont Public Service Corp.)	NR/NR	14,250,000	15,528,510

Virginia — 0.17%

Fairfax County IDA, 4.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,500,000	6,034,820

Fairfax County IDA, 5.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,000,000	5,703,250

Washington — 1.86%

Energy Northwest, 5.00% due 7/1/2018 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,016,780

Energy Northwest, 5.00% due 7/1/2019 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,096,380

Energy Northwest, 5.00% due 7/1/2020 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,147,820

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Energy Northwest, 5.00% due 7/1/2021 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,198,700

Energy Northwest, 5.00% due 7/1/2022 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,124,670

Energy Northwest, 5.00% due 7/1/2023 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,145,840

Energy Northwest, 5.00% due 7/1/2025 (Nine Canyon Wind Project Phase I-III)	NR/A2	850,000	1,008,449

Marysville School District No. 25 GO, 4.00% due 12/1/2018 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,100,000	1,124,475

Marysville School District No. 25 GO, 5.00% due 12/1/2019 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,390,000	1,476,416

Marysville School District No. 25 GO, 5.00% due 12/1/2020 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,625,000	1,775,199

Marysville School District No. 25 GO, 5.00% due 12/1/2021 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,750,000	1,959,842

Marysville School District No. 25 GO, 5.00% due 12/1/2022 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	2,620,000	3,005,690

Marysville School District No. 25 GO, 5.00% due 12/1/2023 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,700,000	1,973,547

Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re)	A+/A2	5,000,000	5,127,600

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2018 (Skagit Regional Health)	NR/Baa2	800,000	816,432

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/Baa2	835,000	869,252

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/Baa2	1,160,000	1,250,770

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	546,530

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2023 (Skagit Regional Health)	NR/Baa2	750,000	829,395

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2018 (Skagit Regional Health)	NR/A1	1,270,000	1,297,800

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/A1	1,695,000	1,796,429

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2020 (Skagit Regional Health)	NR/A1	1,570,000	1,713,247

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/A1	3,135,000	3,508,410

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/A1	3,635,000	4,168,291

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2018 (Island Hospital)	NR/A1	1,000,000	1,021,890

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2019 (Island Hospital)	NR/A1	1,000,000	1,041,130

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2020 (Island Hospital)	NR/A1	1,000,000	1,055,890

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2021 (Island Hospital)	NR/A1	1,000,000	1,071,310

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2022 (Island Hospital)	NR/A1	1,700,000	1,926,185

State of Washington COP, 5.00% due 7/1/2018 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,670,000	2,717,339

State of Washington COP, 5.00% due 7/1/2019 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	1,000,000	1,049,550

State of Washington COP, 5.00% due 7/1/2020 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,290,000	3,554,055

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Washington COP, 5.00% due 7/1/2021 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,125,000	3,463,344

State of Washington COP, 5.00% due 7/1/2022 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,000,000	3,408,510

State of Washington COP, 5.00% due 7/1/2024 (State and Local Agency Real and Personal Property Projects)	NR/Aa2	4,410,000	5,217,912

State of Washington COP, 5.00% due 7/1/2025 (State and Local Agency Real and Personal Property Projects)	NR/Aa2	3,650,000	4,386,095

State of Washington COP, 5.00% due 7/1/2026 (State and Local Agency Real and Personal Property Projects)	NR/Aa2	4,745,000	5,789,802

State of Washington COP, 5.00% due 7/1/2027 (State and Local Agency Real and Personal Property Projects)	NR/Aa2	4,970,000	6,146,896

State of Washington GO, 0% due 1/1/2018 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	4,000,000	4,000,000

State of Washington GO, 0% due 1/1/2019 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,952,240

State of Washington GO, 0% due 12/1/2019 (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re)	AA+/Aa1	3,030,000	2,927,980

State of Washington GO, 5.00% due 7/1/2025 (Capital Projects)	AA+/Aa1	10,475,000	12,607,605

Tacoma School District No.10 GO, 5.00% due 12/1/2018 (Pierce County Capital Projects)	AA+/Aa1	4,000,000	4,126,160

Tacoma School District No.10 GO, 5.00% due 12/1/2019 (Pierce County Capital Projects)	AA+/Aa1	2,000,000	2,125,500

Tacoma School District No.10 GO, 5.00% due 12/1/2020 (Pierce County Capital Projects)	AA+/Aa1	2,500,000	2,735,550

Washington Health Care Facilities Authority, 5.25% due 8/1/2018 (Highline Medical Center; Insured: FHA 242) (ETM)	NR/NR	7,935,000	8,018,794

Washington Health Care Facilities Authority, 5.00% due 8/15/2018 (MultiCare Health Systems)	AA-/Aa3	2,000,000	2,042,400

Washington Health Care Facilities Authority, 5.00% due 7/1/2019 (Overlake Hospital Medical Center) (ETM)	A/A2	1,050,000	1,102,825

Washington Health Care Facilities Authority, 4.75% due 7/1/2020 (Overlake Hospital Medical Center) (ETM)	A/A2	1,000,000	1,074,430

West Virginia — 0.10%

Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company)	A-/Baa1	3,300,000	3,292,806

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2020 (Higher Education Facilities)	A+/Aa3	1,000,000	1,070,050

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2021 (Higher Education Facilities)	A+/Aa3	1,000,000	1,097,730

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2022 (Higher Education Facilities)	A+/Aa3	1,500,000	1,687,410

Wisconsin — 0.46%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.)	A/A2	1,235,000	1,255,229

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.) (ETM)	NR/NR	620,000	630,683

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.)	A/A2	665,000	694,932

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.) (ETM)	NR/NR	335,000	351,599

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.)	A/A2	1,380,000	1,479,788

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.) (ETM)	NR/NR	730,000	787,845

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2020 (ProHealth Care, Inc.)	A+/A1	1,075,000	1,160,989

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2021 (ProHealth Care, Inc.)	A+/A1	2,575,000	2,852,122

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2022 (ProHealth Care, Inc.)	A+/A1	1,600,000	1,770,192

Wisconsin Health & Educational Facilities Authority, 5.00% due 12/1/2022 (UnityPoint Health)	NR/A1	1,000,000	1,145,640

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2024 (Ascension Health Alliance System)	AA+/Aa2	625,000	746,625

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2025 (Ascension Health Alliance System)	AA+/Aa2	1,215,000	1,473,333

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2026 (Ascension Health Alliance System)	AA+/Aa2	2,000,000	2,422,360

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2043 put 6/1/2021 (Ascension Health Alliance System)	AA+/Aa2	10,000,000	10,980,800

WPPI Energy, 5.00% due 7/1/2021 (Power Supply System)	A/A1	4,100,000	4,529,229

TOTAL INVESTMENTS — 98.59% (Cost $6,772,205,367)			$6,883,399,969

OTHER ASSETS LESS LIABILITIES — 1.41%			98,770,153

NET ASSETS — 100.00%			$6,982,170,122

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGC	Insured by Associated General Contractors

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Financial Security Assurance Co.

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

ISD	Independent School District

JEA	Jacksonville Electric Authority

Mtg	Mortgage

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons

(including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2017 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$6,883,399,969	$-	$6,883,399,969	$-

Total Investments in Securities	$6,883,399,969	$-	$6,883,399,969	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ending December 31, 2017.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$6,772,205,367

Gross unrealized appreciation on a tax basis	$127,153,056
Gross unrealized depreciation on a tax basis	(15,958,454)

Net unrealized appreciation (depreciation) on investments (tax basis)	$111,194,602

SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.83%

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2019 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	$815,000	$830,078

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2020 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	845,000	885,433

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2021 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	890,000	941,326

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2022 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	930,000	986,609

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2023 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	980,000	1,036,850

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Educational Facilities)	AA/Aa1	775,000	857,770

Alabama Public School & College Authority, 5.00% due 6/1/2026 (Educational Facilities)	AA/Aa1	4,380,000	5,055,527

Board of Trustees of the University of Alabama, 5.25% due 9/1/2025 pre-refunded 9/1/2018 (Birmingham Hospital)	NR/A1	2,000,000	2,049,640

City of Mobile Industrial Development Board, 1.85% due 6/1/2034 (Alabama Power Company Barry Plant)	A-/A1	5,500,000	5,473,765

East Alabama Health Care Authority GO, 5.00% due 9/1/2027 (Health Care Facilities Capital Improvements)	A/NR	1,250,000	1,364,450

UAB Medicine Finance Authority, 5.00% due 9/1/2032 (University Hospital)	AA-/A1	6,000,000	7,060,680

Alaska — 0.19%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2021 pre-refunded 12/1/2020 (State Capital Project)	AA+/Aa2	500,000	546,815

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A1	2,000,000	2,175,980

Arizona — 2.07%

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	1,635,000	1,808,294

Arizona Board of Regents, 5.00% due 8/1/2029 (University of Arizona SPEED)	A+/Aa3	1,000,000	1,154,680

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	2,913,350

City of Flagstaff GO, 3.00% due 7/1/2020 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	700,000	721,091

City of Flagstaff GO, 4.00% due 7/1/2022 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	420,000	459,913

City of Flagstaff GO, 4.00% due 7/1/2023 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	222,366

County of Pima IDA, 5.00% due 12/1/2030 (Providence Day School Project)	BBB+/NR	2,000,000	2,130,220

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2029 (Salt River Electric System)	AA/Aa1	2,000,000	2,512,220

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2033 (Salt River Electric System)	AA/Aa1	1,500,000	1,844,730

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2034 (Salt River Electric System)	AA/Aa1	2,500,000	3,064,575

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2035 (Salt River Electric System)	AA/Aa1	1,000,000	1,222,850

Salt River Project Agricultural Improvement and Power District, 5.00% due 1/1/2036 (Salt River Electric System)	AA/Aa1	1,000,000	1,220,870

Salt Verde Financial Corp., 5.25% due 12/1/2022 (Gas Supply Acquisition)	BBB+/Baa1	2,000,000	2,277,460

Salt Verde Financial Corp., 5.25% due 12/1/2028 (Gas Supply Acquisition)	BBB+/Baa1	770,000	940,616

State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)	AA+/A1	7,280,000	7,636,356

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arkansas — 0.29%

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2031 (Fayetteville Campus)	NR/Aa2	1,000,000	1,170,360

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2032 (Fayetteville Campus)	NR/Aa2	655,000	765,682

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2033 (Fayetteville Campus)	NR/Aa2	1,000,000	1,169,670

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2034 (Fayetteville Campus)	NR/Aa2	1,000,000	1,166,920

California — 7.88%

Alameda County Joint Powers Authority, 5.25% due 12/1/2027 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,000,000	1,185,220

Alameda County Joint Powers Authority, 5.25% due 12/1/2028 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,150,000	1,359,484

Alameda County Joint Powers Authority, 5.25% due 12/1/2029 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,500,000	1,769,565

Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2026 (Insured: AGM)	AA/NR	2,000,000	2,216,080

California Educational Facilities Authority, 5.50% due 4/1/2029 pre-refunded 4/1/2020 (Pitzer College)	NR/A2	3,000,000	3,256,860

California HFFA, 5.00% due 11/15/2022 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,134,460

California HFFA, 5.00% due 3/1/2026 (Adventist Health System/West)	A/NR	3,020,000	3,448,085

California HFFA, 5.25% due 3/1/2027 (Dignity Health)	A/A3	5,250,000	5,812,537

California HFFA, 5.00% due 8/15/2032 (Children’s Hospital Los Angeles)	BBB+/Baa2	350,000	415,163

California HFFA, 5.00% due 8/15/2033 (Children’s Hospital Los Angeles)	BBB+/Baa2	600,000	709,482

California Infrastructure and Economic Development Bank, 5.75% due 8/15/2029 (King City Joint Union High School District)	AA-/NR	1,500,000	1,625,745

California Infrastructure and Economic Development Bank, 1.747% due 12/1/2050 (Los Angeles County Museum of Art)	NR/A3	3,000,000	2,998,200

California School Cash Reserve Program Authority, 3.00% due 6/29/2018	SP-1+/NR	7,000,000	7,054,670

California Statewide Community Development Authority, 6.25% due 8/15/2028 pre-refunded 8/15/2018 (Enloe Medical Center; Insured: California Mtg Insurance)	AA-/NR	1,050,000	1,081,343

California Statewide Community Development Authority, 6.00% due 7/1/2030 pre-refunded 1/1/2019 (Aspire Public Schools)	NR/NR	7,015,000	7,329,693

Carson Redevelopment Agency, 6.25% due 10/1/2022 pre-refunded 10/1/2019 (Redevelopment Project Area No. 1)	A-/NR	1,620,000	1,751,074

Carson Redevelopment Agency, 6.375% due 10/1/2024 pre-refunded 10/1/2019 (Redevelopment Project Area No. 1)	A-/NR	1,300,000	1,407,978

City of Los Angeles GO, 5.00% due 6/28/2018 (Cash Flow Management)	SP-1+/Mig1	10,000,000	10,174,200

Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)	AA/A1	1,245,000	1,257,487

Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)	AA/A1	1,000,000	1,071,940

County of Los Angeles GO, 5.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/Mig1	5,000,000	5,088,300

County of Riverside, 2.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/NR	15,000,000	15,042,900

Delano Financing Authority, 5.00% due 12/1/2025 (City of Delano Police Station and Woollomes Avenue Bridge)	A-/NR	2,555,000	2,758,608

Franklin-McKinley School District GO, 5.25% due 8/1/2027 (Insured: Natl-Re)	NR/Aa3	1,000,000	1,282,990

Fresno USD GO, 6.00% due 8/1/2026 (Educational Facilities and Improvements; Insured: Natl-Re)	A+/A3	1,165,000	1,436,783

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Jurupa Public Financing Authority, 5.50% due 9/1/2025 (Eastvale Community Services; Insured: AGM)	AA/NR	1,195,000	1,406,575

Jurupa Public Financing Authority, 5.50% due 9/1/2027 (Eastvale Community Services; Insured: AGM)	AA/NR	1,335,000	1,570,587

M-S-R Energy Authority, 6.125% due 11/1/2029	BBB+/NR	2,500,000	3,209,525

North City West School Facilities Financing Authority, 5.00% due 9/1/2024 (Carmel Valley Schools; Insured: AGM)	AA/NR	1,080,000	1,234,343

Oakland USD GO, 5.00% due 8/1/2032 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,184,470

Oakland USD GO, 5.00% due 8/1/2033 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,178,390

Oakland USD GO, 5.00% due 8/1/2034 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,172,340

Redwood City Redevelopment Agency, 0% due 7/15/2023 (Redevelopment Area A-2; Insured: AMBAC)	A/NR	2,065,000	1,802,724

San Jose Redevelopment Agency, 5.25% due 8/1/2027 pre-refunded 8/1/2020 (Merged Area Redevelopment Project)	AA-/A1	2,400,000	2,619,912

San Jose Redevelopment Agency, 5.375% due 8/1/2028 pre-refunded 8/1/2020 (Merged Area Redevelopment Project)	AA-/A1	1,175,000	1,286,367

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aaa	3,000,000	2,922,600

Saratoga Union School District GO, 0% due 9/1/2023 (Insured: Natl-Re)	AA+/Aa1	900,000	801,855

State of California GO, 5.25% due 9/1/2026 (Kindergarten-University Facilities)	AA-/Aa3	5,000,000	5,636,850

Tuolumne Wind Project Authority, 5.875% due 1/1/2029 pre-refunded 1/1/2019	AA-/A2	3,000,000	3,132,420

Turlock Irrigation District, 5.00% due 1/1/2021 pre-refunded 1/1/2020	NR/NR	745,000	795,742

Turlock Irrigation District, 5.00% due 1/1/2021	AA-/A2	1,005,000	1,070,375

William S. Hart Union High School District GO, 0% due 9/1/2021 (Educational Facilities)	AA/A2	800,000	740,824

Colorado — 0.52%

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/A2	1,335,000	1,338,391

Park Creek Metropolitan District, 5.25% due 12/1/2020 pre-refunded 12/1/2019 (Insured: AGM)	AA/NR	1,120,000	1,195,970

Regional Transportation District COP, 5.50% due 6/1/2022 pre-refunded 6/1/2020 (Public Mass Transportation System)	NR/NR	2,740,000	2,982,189

Regional Transportation District COP, 5.50% due 6/1/2022 (Public Mass Transportation System)	A/Aa3	260,000	282,981

Regional Transportation District COP, 5.00% due 6/1/2028 (North Metro Rail Line)	A/Aa3	1,550,000	1,769,387

Connecticut — 1.10%

City of Hartford GO, 5.00% due 7/1/2031 (Various Public Improvements; Insured: AGM)	AA/A2	1,700,000	1,918,161

Connecticut Health & Educational Facilities Authority, 5.75% due 7/1/2029 pre-refunded 7/1/2019 (Ethel Walker School)	NR/NR	1,350,000	1,432,823

State of Connecticut GO, 5.00% due 5/15/2027 (Various Capital Projects)	A+/A1	5,000,000	5,843,700

State of Connecticut GO Floating Rate Note, 2.15% due 6/15/2018 (Various Capital Projects)	A+/A1	6,820,000	6,830,639

District of Columbia — 0.57%

Metropolitan Airports Authority, 0% due 10/1/2023 (Dulles Toll Road; Insured: AGM)	AA/A3	4,890,000	4,177,576

Metropolitan Airports Authority, 0% due 10/1/2024 (Dulles Toll Road; Insured: AGM)	AA/A3	5,000,000	4,142,250

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Florida — 6.87%

Broward County, 5.00% due 10/1/2033 (Airport System Improvements) (AMT)	A+/A1	1,000,000	1,190,200

Broward County, 5.00% due 10/1/2034 (Airport System Improvements) (AMT)	A+/A1	1,000,000	1,186,440

Broward County, 5.00% due 10/1/2035 (Airport System Improvements) (AMT)	A+/A1	1,000,000	1,183,630

Broward County, 5.00% due 10/1/2036 (Airport System Improvements) (AMT)	A+/A1	1,500,000	1,772,640

Central Florida Expressway Authority, 5.00% due 7/1/2037	A+/A1	1,095,000	1,303,674

City of Jacksonville, 5.00% due 10/1/2026 (Better Jacksonville Plan)	A+/A1	2,075,000	2,331,346

City of Lakeland, 5.00% due 10/1/2018 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,000,000	2,050,380

City of Lakeland, 5.25% due 10/1/2027 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	3,680,000	4,663,186

City of Lakeland, 5.00% due 11/15/2028 (Lakeland Regional Health Systems)	NR/A2	2,775,000	3,308,966

City of Lakeland, 5.25% due 10/1/2036 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,770,000	3,676,206

City of Miami, 5.00% due 9/1/2022 (Stormwater Management Utility System)	AA-/Aa3	600,000	681,720

City of Miami, 5.00% due 9/1/2023 (Stormwater Management Utility System)	AA-/Aa3	660,000	765,844

City of Miami, 5.00% due 9/1/2024 (Stormwater Management Utility System)	AA-/Aa3	1,000,000	1,180,050

City of Miami, 5.00% due 9/1/2025 (Stormwater Management Utility System)	AA-/Aa3	1,010,000	1,213,081

City of Orlando, 5.00% due 11/1/2032 (Senior Tourist Development; Insured: AGM)	AA/NR	1,095,000	1,302,754

City of Orlando, 5.00% due 11/1/2036 (Senior Tourist Development; Insured: AGM)	AA/NR	935,000	1,100,074

City of Orlando, 5.00% due 11/1/2037 (Senior Tourist Development; Insured: AGM)	AA/NR	1,400,000	1,643,250

Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care Facility Loan Program; Insured: AMBAC) (ETM)	NR/NR	260,000	286,606

Florida State Department of Children & Families COP, 5.00% due 10/1/2018 (South Florida Evaluation Treatment Center)	AA+/NR	2,090,000	2,095,392

Florida State Department of Children & Families COP, 5.00% due 10/1/2019 (South Florida Evaluation Treatment Center)	AA+/NR	2,255,000	2,260,931

Lake County School Board COP, 5.00% due 6/1/2026 (School District Facility Projects)	A/NR	1,210,000	1,350,045

Manatee County, 5.00% due 10/1/2026 (Public Utilities System Improvements)	NR/Aa1	370,000	437,928

Manatee County, 5.00% due 10/1/2027 (Public Utilities System Improvements)	NR/Aa1	470,000	553,533

Manatee County, 5.00% due 10/1/2028 (Public Utilities System Improvements)	NR/Aa1	1,030,000	1,207,067

Manatee County, 5.00% due 10/1/2031 (Public Utilities System Improvements)	NR/Aa1	2,675,000	3,096,313

Manatee County, 5.00% due 10/1/2033 (Public Utilities System Improvements)	NR/Aa1	1,535,000	1,765,833

Miami-Dade County, 5.00% due 10/1/2028 (Miami International Airport)	A/A2	1,000,000	1,176,640

Miami-Dade County, 5.00% due 10/1/2029 (Miami International Airport)	A/A2	1,335,000	1,564,406

Miami-Dade County, 5.00% due 10/1/2030 (Miami International Airport)	A/A2	1,000,000	1,169,800

Miami-Dade County, 5.00% due 10/1/2031 (Miami International Airport)	A/A2	2,000,000	2,332,780

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2024 (University of Miami; Insured: AMBAC)	A-/A3	1,000,000	1,173,820

Miami-Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)	AA/Aa2	1,040,000	1,160,754

Miami-Dade County GO, 6.25% due 7/1/2026 pre-refunded 7/1/2018 (Building Better Communities)	AA/Aa2	2,130,000	2,180,822

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Miami-Dade County Health Facilities Authority, 5.00% due 8/1/2035 (Nicklaus Children’s Hospital)	A+/NR	1,020,000	1,190,758

Miami-Dade County Health Facilities Authority, 5.00% due 8/1/2036 (Nicklaus Children’s Hospital)	A+/NR	885,000	1,030,742

Miami-Dade County Health Facilities Authority, 5.00% due 8/1/2037 (Nicklaus Children’s Hospital)	A+/NR	1,000,000	1,161,970

Miami-Dade County School Board COP, 5.00% due 10/1/2021 (Insured: AMBAC)	A+/A1	3,035,000	3,374,586

Miami-Dade County School Board COP, 5.25% due 5/1/2022 pre-refunded 5/1/2018 (Insured: AGM)	AA/A1	2,600,000	2,632,370

Miami-Dade County School Board COP, 5.00% due 5/1/2030	A+/A1	3,250,000	3,779,035

Orange County, 5.00% due 10/1/2031 (Tourist Development)	AA-/Aa3	2,000,000	2,380,100

Orange County HFA, 5.125% due 10/1/2026 (Orlando Health, Inc.)	A/A2	2,000,000	2,122,180

Palm Beach County HFA, 5.00% due 12/1/2025 (Boca Raton Regional Hospital)	BBB+/NR	500,000	572,390

Sarasota County Public Hospital Board, 3.628% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	NR/A1	2,000,000	2,059,340

School Board of Broward County COP, 5.00% due 7/1/2022 (Educational Facilities)	NR/Aa3	1,670,000	1,886,632

School Board of Broward County COP, 5.00% due 7/1/2023 (Educational Facilities)	NR/Aa3	3,320,000	3,826,466

School Board of Broward County COP, 5.00% due 7/1/2024 (Educational Facilities)	NR/Aa3	2,890,000	3,386,762

School Board of Broward County COP, 5.00% due 7/1/2026 (Educational Facilities and Equipment)	A+/Aa3	3,000,000	3,356,220

School Board of Broward County COP, 5.00% due 7/1/2027 (Educational Facilities and Equipment)	A+/Aa3	2,000,000	2,227,520

School Board of Broward County COP, 5.00% due 7/1/2030 (Educational Facilities)	A+/Aa3	1,250,000	1,466,088

School Board of Broward County COP, 5.00% due 7/1/2032 (Educational Facilities)	A+/Aa3	2,000,000	2,327,900

School District of Manatee County, 5.00% due 10/1/2032 (School Facilities Improvement; Insured: AGM)	AA/NR	2,250,000	2,664,720

Sunshine State Governmental Finance Commission, 5.00% due 9/1/2028 (Miami-Dade County Program)	AA-/Aa3	3,500,000	3,996,825

Georgia — 1.35%

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Bolton Commons, LLC)	NR/Aa2	485,000	562,488

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2025 (UGAREF Bolton Commons, LLC)	NR/Aa2	510,000	590,050

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2027 (UGAREF Bolton Commons, LLC)	NR/Aa2	735,000	846,669

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2028 (UGAREF Bolton Commons, LLC)	NR/Aa2	590,000	677,344

City of Atlanta, 5.50% due 11/1/2022 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa2	530,000	600,956

City of Atlanta, 5.50% due 11/1/2024 pre-refunded 11/1/2019 (Water & Wastewater System; Insured: AGM)	NR/Aa2	3,260,000	3,489,863

City of Atlanta, 5.50% due 11/1/2024 (Water & Wastewater System; Insured: AGM)	NR/Aa2	1,740,000	1,858,772

Clarke County Hospital Authority, 5.00% due 1/1/2023 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	2,060,000	2,315,522

Clarke County Hospital Authority, 5.00% due 1/1/2024 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	2,310,000	2,596,532

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Clarke County Hospital Authority, 5.00% due 1/1/2025 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	525,000	590,121

Clarke County Hospital Authority, 5.00% due 1/1/2026 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	725,000	814,929

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	3,000,000	3,166,710

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	NR/A1	125,000	125,000

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2024 (South Medical Center)	AA-/Aa2	1,200,000	1,342,620

Guam — 2.86%

Government of Guam, 5.00% due 11/15/2031 (Various Capital Projects)	A/NR	5,500,000	6,165,665

Government of Guam, 5.00% due 11/15/2032 (Various Capital Projects)	A/NR	12,000,000	13,437,840

Government of Guam, 5.00% due 11/15/2033 (Various Capital Projects)	A/NR	10,500,000	11,727,240

Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,233,460

Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,233,460

Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System; Insured: AGM)	AA/A2	2,500,000	2,790,650

Guam Power Authority, 5.00% due 10/1/2033 (Electric Power System)	BBB/Baa2	1,650,000	1,876,429

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	1,000,000	1,132,310

Hawaii — 1.15%

City and County of Honolulu GO Floating Rate Note, 1.72% due 9/1/2027 (Rail Transit Project)	NR/Aa1	4,000,000	4,000,240

County of Hawaii GO, 5.00% due 9/1/2033	AA-/Aa2	1,250,000	1,487,500

State of Hawaii GO, 5.00% due 12/1/2027 pre-refunded 12/1/2021	NR/NR	3,635,000	4,056,297

State of Hawaii GO, 5.00% due 12/1/2027 pre-refunded 12/1/2021	NR/NR	2,550,000	2,845,545

State of Hawaii GO, 5.00% due 12/1/2027 pre-refunded 12/1/2021	AA+/Aa1	3,815,000	4,264,788

Idaho — 0.42%

State of Idaho GO, 4.00% due 6/29/2018 (Cash Flow Management)	SP-1+/Mig1	6,000,000	6,075,660

Illinois — 7.29%

Board of Trustees of Southern Illinois University, 5.25% due 4/1/2019 (Housing & Auxiliary Facilities; Insured: Natl-Re)	BB+/A3	1,000,000	1,032,450

Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2015 Airport Projects)	A/NR	1,000,000	1,034,320

Chicago O’Hare International Airport, 5.00% due 1/1/2020 (2015 Airport Projects)	A/NR	1,000,000	1,063,220

Chicago O’Hare International Airport, 5.00% due 1/1/2021 (2015 Airport Projects)	A/NR	1,000,000	1,091,040

Chicago O’Hare International Airport, 5.00% due 1/1/2029 (2016 Airport Projects)	A/NR	1,000,000	1,184,910

Chicago O’Hare International Airport, 5.00% due 1/1/2030 (2016 Airport Projects)	A/NR	765,000	902,203

Chicago O’Hare International Airport, 5.00% due 1/1/2034 (2017 Airport Projects)	A/NR	2,000,000	2,358,160

Chicago O’Hare International Airport, 5.00% due 1/1/2035 (2017 Airport Projects)	A/NR	2,700,000	3,176,469

Chicago O’Hare International Airport, 5.00% due 1/1/2037 (2017 Airport Projects)	A/NR	3,460,000	4,058,545

Chicago Park District GO, 5.00% due 1/1/2025 (Capital Improvement Plan)	AA+/NR	1,000,000	1,134,200

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chicago Park District GO, 5.00% due 1/1/2027 (Capital Improvement Plan)	AA+/NR	1,945,000	2,184,293

Chicago Park District GO, 5.00% due 1/1/2028 (Capital Improvement Plan)	AA+/NR	3,450,000	3,854,271

Chicago Park District GO, 5.00% due 1/1/2029 (Capital Improvement Plan)	AA+/NR	1,995,000	2,217,044

Chicago Park District GO, 5.00% due 1/1/2030 (Capital Improvement Plan)	AA+/NR	3,500,000	3,877,370

Chicago Transit Authority, 5.00% due 12/1/2018 (Bombardier Transit Rail System)	AA/A3	1,500,000	1,542,600

City of Chicago, 5.00% due 1/1/2028 (Wastewater Transmission System)	A/NR	5,365,000	6,091,797

City of Chicago, 5.00% due 1/1/2029 (Wastewater Transmission System)	A/NR	2,500,000	2,826,825

City of Chicago, 5.75% due 11/1/2030 (Water System; Insured: AMBAC)	AA+/Aa1	1,270,000	1,584,985

City of Chicago, 5.00% due 1/1/2032 (Midway Airport)	A/A3	4,805,000	5,487,118

City of Chicago, 5.00% due 1/1/2033 (Midway Airport)	A/A3	5,000,000	5,703,800

City of Chicago, 5.00% due 1/1/2034 (Wastewater Transmission System; Insured: AGM)	AA/A2	1,375,000	1,591,549

City of Chicago, 5.25% due 1/1/2034 (Midway Airport)	A/A3	4,700,000	5,329,283

City of Chicago, 5.00% due 11/1/2037 (Water System; Insured: AGM)	AA/NR	3,250,000	3,796,552

City of Chicago GO, 5.00% due 1/1/2020 (Municipal Facilities Projects; Insured: AMBAC)	BBB+/Ba1	55,000	55,185

City of Chicago GO, 5.00% due 12/1/2022 (Modern Schools Across Chicago Program; Insured: AMBAC)	BBB+/Ba1	415,000	416,394

City of Chicago GO, 5.00% due 12/1/2024 (Modern Schools Across Chicago Program; Insured: AMBAC)	BBB+/Ba1	405,000	406,373

City of Mount Vernon GO, 4.00% due 12/15/2025 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,900,000	1,967,374

City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)	NR/A2	2,000,000	2,065,420

Community College District No. 525 GO, 6.25% due 6/1/2024 (Joliet Junior College)	AA/NR	500,000	509,310

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	BBB/NR	1,000,000	1,101,090

Cook County GO, 5.25% due 11/15/2024	AA-/A2	3,000,000	3,249,300

Cook County School District No. 104 GO, 0% due 12/1/2022 (Argo Summit Elementary School Facilities; Insured: AGM) (ETM)	NR/NR	2,000,000	1,810,260

Forest Preserve District of DuPage County GO, 4.00% due 11/1/2022 (Land Acquisition and Development)	AAA/NR	750,000	823,403

Illinois Educational Facilities Authority, 5.75% due 11/1/2028 pre-refunded 11/1/2018 (Rush University Medical Center)	NR/Aaa	1,000,000	1,035,400

Illinois Finance Authority, 6.125% due 11/1/2023 pre-refunded 11/1/2018 (Advocate Health Care Network)	AA+/Aa2	5,175,000	5,365,336

Illinois Finance Authority, 5.00% due 8/15/2024 (Silver Cross Hospital and Medical Centers)	NR/Baa1	1,000,000	1,137,180

Illinois Finance Authority, 5.00% due 11/15/2033 (Rush University Medical Center)	A+/A1	1,000,000	1,131,270

Illinois HFA, 5.70% due 2/20/2021 (Midwest Care Center I, Inc.; Collateralized: GNMA)	NR/Aa1	355,000	355,493

Illinois Toll Highway Authority, 5.00% due 1/1/2037 (Move Illinois Program)	AA-/Aa3	5,550,000	6,402,702

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2022 (McCormick Place Expansion Project)	BB+/NR	1,000,000	1,103,450

Monroe and St. Clair Counties GO, 5.00% due 4/15/2027 (Community Unit School District No. 5; Insured: BAM)	AA/Aa3	325,000	386,510

Monroe and St. Clair Counties GO, 5.00% due 4/15/2028 (Community Unit School District No. 5; Insured: BAM)	AA/Aa3	1,415,000	1,673,492

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Monroe and St. Clair Counties GO, 5.00% due 4/15/2029 (Community Unit School District No. 5; Insured: BAM)	AA/Aa3	1,630,000	1,913,147

Monroe and St. Clair Counties GO, 5.00% due 4/15/2030 (Community Unit School District No. 5; Insured: BAM)	AA/Aa3	1,800,000	2,096,658

Monroe and St. Clair Counties GO, 5.00% due 4/15/2031 (Community Unit School District No. 5; Insured: BAM)	AA/Aa3	1,115,000	1,291,605

Niles Park District GO, 3.00% due 12/1/2018 (Parks and Recreation Projects)	NR/Aa2	350,000	354,127

Niles Park District GO, 3.00% due 12/1/2019 (Parks and Recreation Projects)	NR/Aa2	360,000	367,805

Niles Park District GO, 3.00% due 12/1/2020 (Parks and Recreation Projects)	NR/Aa2	370,000	379,035

State of Illinois, 5.00% due 6/15/2018	AA-/NR	2,000,000	2,028,620

Tazewell County School District GO, 9.00% due 12/1/2024 (Insured: Natl-Re)	NR/Aa3	1,205,000	1,670,516

Village of Tinley Park GO, 4.00% due 12/1/2021	AA+/NR	585,000	627,658

Village of Tinley Park GO, 5.00% due 12/1/2024	AA+/NR	870,000	1,004,841

Indiana — 2.61%

Board of Trustees for the Vincennes University, 5.375% due 6/1/2022	NR/Aa3	895,000	977,260

City of Carmel Redevelopment Authority, 0% due 2/1/2021 (Performing Arts Center)	AA/Aa3	2,000,000	1,870,320

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 pre-refunded 1/15/2021 (Performing Arts Center)	NR/NR	2,730,000	3,110,562

Clay Multi-School Building Corp., 5.00% due 1/15/2018 (State Aid Withholding)	AA+/NR	1,735,000	1,737,030

Hobart Building Corp., 6.50% due 7/15/2019 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA+/A3	1,000,000	1,059,840

Indiana Bond Bank, 5.25% due 10/15/2020 (Natural Gas Utility Improvements)	NR/A3	5,340,000	5,798,332

Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional Health Financing Program; Insured: AMBAC)	AA/NR	2,000,000	2,304,000

Indiana Finance Authority, 5.00% due 3/1/2019 (Indiana University Health)	AA/Aa2	5,000,000	5,194,700

Indiana Finance Authority, 5.00% due 11/1/2021 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	605,000	622,442

Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)	BBB-/NR	2,480,000	2,717,658

Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)	BBB-/NR	2,605,000	2,854,637

Indiana HFFA, 5.00% due 11/15/2034 (Ascension Health Credit Group)	NR/Aa2	1,325,000	1,554,000

Indiana HFFA, 5.00% due 11/15/2035 (Ascension Health Credit Group)	NR/Aa2	5,000,000	5,844,700

Indiana HFFA, 5.00% due 11/15/2036 (Ascension Health Credit Group)	NR/Aa2	2,000,000	2,330,160

Iowa — 0.32%

Iowa Finance Authority, 5.00% due 2/15/2030 (UnityPoint Health)	NR/A1	2,250,000	2,551,882

Iowa Finance Authority, 5.00% due 2/15/2032 (UnityPoint Health)	NR/A1	1,850,000	2,084,377

Kansas — 0.04%

Kansas DFA, 5.00% due 6/1/2020 (Wichita State University)	NR/Aa3	575,000	617,366

Kentucky — 1.98%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2020 (Project No. 112)	A/A1	4,385,000	4,751,103

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2021 (Project No. 112)	A/A1	5,990,000	6,639,496

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2022 (Project No. 112)	A/A1	6,960,000	7,871,621

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2023 (Project No. 112)	A/A1	2,440,000	2,813,149

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisville/Jefferson County Metropolitan Government, 5.25% due 10/1/2026 (Norton Suburban Hospital and Kosair Children’s Hospital)	A-/NR	2,320,000	2,697,232

Louisville/Jefferson County Metropolitan Government, 1.50% due 10/1/2033 (Louisville Gas and Electric Company)	A/A1	4,000,000	3,985,760

Louisiana — 2.47%

City of New Orleans, 6.00% due 6/1/2024 pre-refunded 6/1/2019 (Sewerage System; Insured: AGM)	AA/A3	750,000	796,178

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2030	AA-/Aa3	1,170,000	1,371,895

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2031	AA-/Aa3	2,655,000	3,099,951

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2032	AA-/Aa3	3,000,000	3,490,050

Jefferson Sales Tax District, 5.00% due 12/1/2034 (Insured: AGM)	AA/A2	1,000,000	1,187,330

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2023 pre-refunded 9/1/2019	A+/NR	1,230,000	1,298,253

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2025 pre-refunded 9/1/2019	A+/NR	1,350,000	1,424,911

Law Enforcement District of the Parish of Plaquemines, 5.15% due 9/1/2027 pre-refunded 9/1/2019	A+/NR	1,490,000	1,576,331

Law Enforcement District of the Parish of Plaquemines, 5.30% due 9/1/2029 pre-refunded 9/1/2019	A+/NR	1,650,000	1,749,643

Louisiana Energy and Power Authority, 5.25% due 6/1/2029 (LEPA Unit No. 1; Insured: AGM)	AA/A2	1,000,000	1,139,980

Louisiana Energy and Power Authority, 5.25% due 6/1/2030 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,955,000	3,357,412

Louisiana Energy and Power Authority, 5.25% due 6/1/2031 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,145,000	2,432,473

Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00% due 10/1/2028 (Louisiana Community and Technical College System; Insured: BAM)	AA/NR	2,875,000	3,530,212

New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)	AA/A2	1,000,000	1,000,000

New Orleans Regional Transit Authority, 5.00% due 12/1/2023 (Insured: AGM)	AA/Aa3	1,000,000	1,085,300

New Orleans Regional Transit Authority, 5.00% due 12/1/2024 (Insured: AGM)	AA/Aa3	1,000,000	1,081,460

Office Facilities Corp., 5.00% due 3/1/2019 (Louisiana State Capitol Complex Program)	A+/A1	390,000	404,957

Parish of Lafourche, 5.00% due 1/1/2024 (Roads, Highways and Bridges)	AA-/NR	1,065,000	1,235,507

Parish of Lafourche, 5.00% due 1/1/2025 (Roads, Highways and Bridges)	AA-/NR	2,620,000	3,091,312

Terrebonne Parish Hospital Service District No. 1, 4.75% due 4/1/2028 (General Medical Center)	A/A3	960,000	1,007,789

Terrebonne Parish Hospital Service District No. 1, 5.00% due 4/1/2028 pre-refunded 4/1/2020 (General Medical Center)	NR/NR	540,000	578,696

Massachusetts — 1.79%

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2030 (Transportation Capital Program)	AAA/Aa1	1,000,000	1,304,830

Massachusetts Development Finance Agency, 5.00% due 7/1/2019 (CareGroup Healthcare System)	A-/A3	2,800,000	2,935,352

Massachusetts Development Finance Agency, 5.00% due 7/1/2020 (CareGroup Healthcare System)	A-/A3	5,000,000	5,383,500

Massachusetts Development Finance Agency, 5.00% due 7/1/2021 (CareGroup Healthcare System)	A-/A3	2,330,000	2,574,743

Massachusetts Development Finance Agency, 5.50% due 10/1/2025 (Simmons College)	BBB+/Baa1	460,000	536,613

Massachusetts Development Finance Agency, 5.50% due 10/1/2028 (Simmons College)	BBB+/Baa1	1,330,000	1,547,628

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Development Finance Agency, 5.00% due 7/1/2033 (CareGroup Healthcare System)	A-/A3	5,000,000	5,785,550

Massachusetts Development Finance Agency, 5.00% due 7/1/2034 (CareGroup Healthcare System)	A-/A3	2,320,000	2,676,932

Massachusetts Development Finance Agency, 5.00% due 7/1/2036 (CareGroup Healthcare System)	A-/A3	1,750,000	2,010,733

Massachusetts Educational Financing Authority, 5.50% due 1/1/2022 (Higher Education Student Loans)	AA/NR	1,130,000	1,200,783

Michigan — 3.81%

Board of Governors of Wayne State University, 5.00% due 11/15/2031 (Educational Facilities and Equipment)	A+/Aa3	1,010,000	1,176,004

City of Troy GO, 5.00% due 11/1/2025 (Downtown Development Authority-Community Center Facilities)	AAA/NR	300,000	334,524

County of Genesee, 5.00% due 11/1/2024 (Water Supply System; Insured: BAM)	AA/A2	610,000	689,837

County of Genesee, 5.00% due 11/1/2025 (Water Supply System; Insured: BAM)	AA/A2	345,000	386,666

County of Genesee, 5.25% due 11/1/2026 (Water Supply System; Insured: BAM)	AA/A2	900,000	1,013,139

County of Genesee, 5.25% due 11/1/2027 (Water Supply System; Insured: BAM)	AA/A2	1,375,000	1,540,605

County of Genesee, 5.25% due 11/1/2028 (Water Supply System; Insured: BAM)	AA/A2	645,000	720,317

County of Genesee, 5.00% due 11/1/2029 (Water Supply System; Insured: BAM)	AA/A2	1,210,000	1,331,423

County of Genesee, 5.00% due 11/1/2030 (Water Supply System; Insured: BAM)	AA/A2	1,195,000	1,310,592

County of Genesee, 5.125% due 11/1/2032 (Water Supply System; Insured: BAM)	AA/A2	750,000	825,577

Detroit City School District GO, 5.25% due 5/1/2026 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa1	3,150,000	3,745,350

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa1	1,100,000	1,322,849

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2019 (Bronson Healthcare; Insured: AGM)	AA/A2	2,000,000	2,024,120

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 pre-refunded 5/15/2020 (Bronson Healthcare; Insured: AGM)	NR/A2	1,365,000	1,466,065

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 (Bronson Healthcare; Insured: AGM)	NR/A2	1,105,000	1,177,256

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 pre-refunded 5/15/2021 (Bronson Healthcare)	NR/NR	1,110,000	1,233,376

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 (Bronson Healthcare)	NR/A2	175,000	193,545

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2029 (Bronson Healthcare)	NR/A2	2,150,000	2,504,040

Michigan Finance Authority, 5.00% due 4/1/2026 (Government Loan Program)	A+/NR	1,580,000	1,735,741

Michigan Finance Authority, 5.00% due 8/1/2031 (Beaumont Health Credit Group)	A/A1	19,080,000	21,700,447

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	890,000	917,910

Michigan State Hospital Finance Authority, 5.625% due 11/15/2029 pre-refunded 11/15/2019 (Henry Ford Health System)	NR/A3	2,500,000	2,680,925

Michigan Strategic Fund, 5.25% due 10/15/2023 pre-refunded 10/15/2018 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	1,000,000	1,029,310

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Royal Oak Hospital Finance Authority, 8.00% due 9/1/2029 pre-refunded 9/1/2018 (William Beaumont Hospital)	NR/Aaa	2,540,000	2,648,814

State of Michigan, 5.50% due 11/1/2020 (Trunk Line Fund; Insured: AGM)	AA+/Aa2	1,500,000	1,656,675

Minnesota — 0.19%

Minnesota Agriculture & Economic Development Board, 5.50% due 2/15/2025 (Essentia Health; Insured: AGM)	AA/NR	2,500,000	2,704,550

Mississippi — 0.48%

Mississippi Development Bank, 5.25% due 8/1/2027 pre-refunded 8/1/2020 (Department of Corrections)	AA-/NR	3,415,000	3,720,369

Mississippi Development Bank GO, 5.00% due 3/1/2025 (Capital City Convention Center)	A+/Baa2	2,850,000	3,242,303

Missouri — 0.69%

Missouri Development Finance Board, 5.125% due 4/1/2022 pre-refunded 4/1/2018 (Eastland Center)	A-/NR	2,000,000	2,018,000

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2019 (Webster University) (ETM)	NR/A2	2,235,000	2,330,189

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2021 (Webster University) (ETM)	NR/A2	2,520,000	2,775,478

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Public Improvements) (ETM)	NR/NR	335,000	337,033

Tax Increment Financing Commission of Kansas City, 5.00% due 5/1/2022 (Union Hill Redevelopment Project)	NR/NR	2,495,000	2,532,400

Nevada — 1.02%

Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Healthcare)	BBB+/NR	2,450,000	2,716,682

Carson City, 5.00% due 9/1/2032 (Carson Tahoe Regional Healthcare)	BBB+/NR	730,000	846,326

Clark County School District GO, 5.00% due 6/15/2022 (School Facilities Improvements)	AA-/A1	1,110,000	1,254,633

Washoe County GO, 5.00% due 7/1/2026 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	5,000,000	5,537,750

Washoe County GO, 5.00% due 7/1/2029 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,209,380

Washoe County GO, 5.00% due 7/1/2032 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,203,660

New Hampshire — 0.46%

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	AA+/Aa2	1,860,000	2,157,154

State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)	A+/A1	2,250,000	2,517,705

State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)	A+/A1	1,755,000	1,955,789

New Jersey — 2.74%

Cape May County Industrial Pollution Control Financing Authority, 6.80% due 3/1/2021 (Atlantic City Electric Company; Insured: Natl-Re)	A/A3	560,000	630,728

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa1	2,500,000	3,047,650

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	BBB+/Baa1	2,000,000	2,180,860

New Jersey EDA, 5.50% due 9/1/2026 (School Facilities Construction; Insured: AMBAC)	BBB+/Baa1	3,000,000	3,553,110

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	BBB+/A3	1,700,000	2,058,853

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2027 (Virtua Health)	AA-/NR	2,000,000	2,291,140

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2028 (Virtua Health)	AA-/NR	1,000,000	1,137,760

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey Transportation Trust Fund Authority, 5.50% due 12/15/2020 (State Transportation System Improvements; Insured: Natl-Re)	BBB+/A3	3,185,000	3,462,636

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/Baa1	1,000,000	1,015,580

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/Baa1	1,500,000	1,670,520

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/Baa1	1,000,000	1,015,350

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/Baa1	1,000,000	1,127,100

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2027 (State Transportation System Improvements)	A+/Baa1	9,750,000	11,180,130

New Jersey Transportation Trust Fund Authority, 2.60% due 6/15/2034 (State Transportation System Improvements)	BBB+/Baa1	2,000,000	1,982,420

Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022	NR/A3	3,000,000	3,493,140

New Mexico — 0.67%

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	3,000,000	3,194,220

City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,040,000	2,183,820

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,130,000	2,261,805

Regents of New Mexico State University, 5.00% due 4/1/2034 (Campus Buildings Acquisition & Improvements)	AA-/A1	1,810,000	2,138,750

New York — 7.87%

City of New York GO, 5.00% due 8/1/2027 (City Budget Financial Management)	AA/Aa2	4,530,000	5,259,013

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	5,000,000	5,826,300

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	4,000,000	4,655,720

City of New York GO, 1.78% due 1/1/2036 put 1/2/2018 (Gowanus Canal Site; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	12,300,000	12,300,000

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,300,000	1,504,438

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District) (State Aid Withholding) (ETM)	NR/NR	1,190,000	1,244,205

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District) (State Aid Withholding)	AA/Aa2	1,810,000	1,894,889

Erie County Industrial Development Agency, 5.00% due 5/1/2027 (City of Buffalo School District) (State Aid Withholding)	AA/Aa2	5,000,000	5,759,800

Metropolitan Transportation Authority, 4.00% due 2/15/2019 (Transit and Commuter System)	SP-1+/Mig1	2,250,000	2,307,555

Metropolitan Transportation Authority, 5.00% due 11/15/2024 (Transit and Commuter System)	AA-/A1	5,435,000	6,464,606

Metropolitan Transportation Authority, 5.00% due 11/15/2025	AA-/A1	10,000,000	12,076,400

Metropolitan Transportation Authority, 5.00% due 11/15/2033 (Transit and Commuter System)	AA-/A1	8,500,000	10,282,875

New York City Municipal Water Finance Authority, 1.78% due 6/15/2050 put 1/2/2018 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	2,100,000	2,100,000

New York City Transitional Finance Authority, 1.80% due 8/1/2031 put 1/2/2018 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	26,350,000	26,350,000

New York State Dormitory Authority, 5.25% due 5/15/2021 (State University Educational Facilities)	AA/Aa2	500,000	548,645

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 7/1/2023 (Miriam Osborn Memorial Home Assoc.)	NR/NR	2,180,000	2,291,006

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	2,879,775

New York State Thruway Authority, 5.00% due 1/1/2030 (Multi-Year Highway and Bridge Capital Program)	A/A2	7,480,000	8,788,476

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza)	NR/A1	1,700,000	1,782,178

North Carolina — 0.45%

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2018 (Carolinas HealthCare System)	AA-/Aa3	600,000	600,312

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2028 (Carolinas HealthCare System)	AA-/Aa3	2,190,000	2,498,571

North Carolina Medical Care Commission, 5.00% due 6/1/2030 (Vidant Health)	A+/A1	3,000,000	3,485,190

Ohio — 4.13%

Akron, Bath and Copley Joint Township Hospital District, 5.00% due 11/15/2024 (Children’s Hospital Medical Center of Akron)	NR/A1	1,000,000	1,121,470

American Municipal Power, Inc., 5.25% due 2/15/2028 pre-refunded 2/15/2022 (AMP Fremont Energy Center)	A/A1	4,000,000	4,533,200

Cincinnati City School District COP, 5.00% due 12/15/2031 (School Improvement Project)	A+/Aa3	3,075,000	3,575,395

City of Cleveland, 5.00% due 11/15/2027 pre-refunded 11/15/2023 (Public Facilities Improvements)	AA+/A1	1,285,000	1,503,566

City of Cleveland, 5.00% due 10/1/2028 pre-refunded 10/1/2023 (Bridges and Roadways)	AA+/A1	2,420,000	2,823,511

City of Cleveland, 5.00% due 11/15/2028 pre-refunded 11/15/2023 (Public Facilities Improvements)	AA+/A1	1,000,000	1,170,090

City of Cleveland, 5.00% due 10/1/2029 pre-refunded 10/1/2023 (Bridges and Roadways)	AA+/A1	100,000	116,674

City of Cleveland, 5.00% due 10/1/2029 (Public Facilities Improvements)	AA+/A1	1,500,000	1,808,400

City of Cleveland, 5.00% due 11/15/2029 pre-refunded 11/15/2023 (Public Facilities Improvements)	AA+/A1	1,415,000	1,655,677

City of Cleveland, 5.00% due 11/15/2030 pre-refunded 11/15/2023 (Public Facilities Improvements)	AA+/A1	1,485,000	1,737,584

City of Cleveland GO, 5.00% due 12/1/2024 (Various Municipal Capital Improvements)	AA+/A1	1,000,000	1,147,720

City of Cleveland GO, 5.00% due 12/1/2026 (Various Municipal Capital Improvements)	AA+/A1	1,230,000	1,407,969

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2021 (Cleveland Museum of Art)	AA+/NR	2,040,000	2,219,132

Cleveland-Cuyahoga County Port Authority, 5.00% due 7/1/2025 (County Administration Offices)	AA-/Aa3	1,780,000	2,105,081

County of Allen, 5.00% due 5/1/2025 (Catholic Health Partners-Mercy Health West Facility)	A+/A2	4,470,000	4,987,760

County of Allen, 5.00% due 5/1/2026 (Catholic Health Partners-Mercy Health West Facility)	A+/A2	3,855,000	4,293,082

County of Cuyahoga COP, 5.00% due 12/1/2026 (Convention Center Hotel)	AA-/A1	2,910,000	3,358,926

County of Hamilton, 5.00% due 12/1/2018	AA-/A1	1,000,000	1,031,630

County of Hamilton, 5.00% due 12/1/2021	AA-/A1	1,100,000	1,234,112

County of Hamilton, 5.00% due 12/1/2023	AA-/A1	1,000,000	1,173,760

County of Hamilton, 5.00% due 5/15/2028 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	2,665,000	3,125,006

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Hamilton, 5.00% due 5/15/2029 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	1,000,000	1,167,410

County of Hamilton, 5.00% due 5/15/2031 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	4,420,000	5,154,250

County of Scioto, 5.00% due 2/15/2030 (Southern Ohio Medical Center)	NR/A2	1,690,000	1,968,427

County of Scioto, 5.00% due 2/15/2032 (Southern Ohio Medical Center)	NR/A2	925,000	1,068,366

County of Scioto, 5.00% due 2/15/2033 (Southern Ohio Medical Center)	NR/A2	1,000,000	1,148,750

Deerfield Township, 5.00% due 12/1/2025 (Public Street Improvements-Wilkens Blvd.)	NR/A1	1,000,000	1,002,550

Lucas County Health Care Facility, 5.00% due 8/15/2021 (Sunset Retirement Community)	NR/NR	970,000	1,036,106

Lucas County Health Care Facility, 5.125% due 8/15/2025 (Sunset Retirement Community)	NR/NR	1,250,000	1,373,212

Oklahoma — 0.49%

Oklahoma DFA, 5.00% due 8/15/2026 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,187,770

Oklahoma DFA, 5.00% due 8/15/2027 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,180,740

Oklahoma Industries Authority, 5.50% due 7/1/2023 pre-refunded 7/1/2018 (Oklahoma Medical Research Foundation)	NR/A2	3,730,000	3,804,339

Oklahoma Municipal Power Authority, 5.00% due 1/1/2018 (Power Supply System Capital Projects; Insured: AGM)	AA/A2	1,000,000	1,000,000

Oregon — 0.71%

State of Oregon GO, 5.00% due 9/28/2018 (Cash Management)	SP-1+/Mig1	10,000,000	10,256,700

Pennsylvania — 7.98%

Allegheny County Hospital Development Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/A1	2,500,000	2,610,250

Allegheny County IDA, 5.90% due 8/15/2026 (Propel Charter School-McKeesport)	BBB-/NR	835,000	888,448

Allegheny County IDA, 6.375% due 8/15/2035 (Propel Charter School-McKeesport)	BBB-/NR	1,130,000	1,197,721

Bethlehem Area School District GO, 5.00% due 10/15/2020 pre-refunded 4/15/2019 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	95,000	99,171

Bethlehem Area School District GO, 5.00% due 10/15/2020 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	380,000	394,117

City of Philadelphia, 5.00% due 10/1/2029 (Water and Wastewater System)	A+/A1	1,100,000	1,313,807

City of Philadelphia, 5.00% due 10/1/2030 (Water and Wastewater System)	A+/A1	2,410,000	2,865,924

City of Philadelphia, 5.00% due 8/1/2032 (Pennsylvania Gas Works)	A/A3	1,000,000	1,158,870

City of Philadelphia, 5.00% due 8/1/2033 (Pennsylvania Gas Works)	A/A3	800,000	924,720

City of Philadelphia, 5.00% due 8/1/2034 (Pennsylvania Gas Works)	A/A3	500,000	576,470

City of Philadelphia, 5.00% due 8/1/2034 (Philadelphia Gas Works)	NR/NR	2,000,000	2,358,160

City of Philadelphia, 5.00% due 8/1/2035 (Philadelphia Gas Works)	NR/NR	3,500,000	4,117,155

City of Philadelphia, 5.00% due 8/1/2036 (Philadelphia Gas Works)	NR/NR	2,485,000	2,918,633

City of Philadelphia, 5.00% due 8/1/2037 (Philadelphia Gas Works)	NR/NR	3,000,000	3,515,280

City of Pittsburgh GO, 5.00% due 9/1/2024 (Capital Projects)	A+/A1	500,000	586,965

City of Pittsburgh GO, 5.00% due 9/1/2035 (Capital Projects)	A+/A1	515,000	608,869

City of Pittsburgh GO, 5.00% due 9/1/2036 (Capital Projects)	A+/A1	700,000	826,294

Commonwealth of Pennsylvania GO, 5.00% due 3/15/2022 (Capital Facilities Projects)	A+/Aa3	12,485,000	13,959,603

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	3,000,000	3,469,890

Dallastown Area School District GO, 4.00% due 5/1/2021 (State Aid Withholding)	AA/NR	460,000	492,536

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2030 (Acquisition of Susquehanna Resource Management Facility)	AA-/NR	3,000,000	3,405,510

Monroeville Financing Authority, 5.00% due 2/15/2026 (University of Pittsburgh Medical Center)	A+/A1	3,490,000	4,195,434

Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	1,820,000	1,833,523

Pennsylvania Higher Educational Facilities Authority, 0% due 7/1/2020 (Insured: AMBAC)	NR/NR	2,032,839	1,695,774

Pennsylvania Higher Educational Facilities Authority, 5.00% due 8/15/2037 (University of Pennsylvania Health System)	AA-/Aa3	5,500,000	6,442,920

Pennsylvania State Public School Building Authority GO, 5.00% due 6/1/2027 (Philadelphia School District; Insured: AGM) (State Aid Withholding)	AA/A2	5,000,000	5,868,250

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	NR/NR	1,390,000	1,529,737

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	NR/NR	1,540,000	1,694,816

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	A-/A3	1,070,000	1,177,567

Pennsylvania Turnpike Commission, 5.00% due 12/1/2035 (Highway Improvements)	NR/A1	750,000	886,230

Pennsylvania Turnpike Commission, 5.00% due 12/1/2036 (Highway Improvements)	NR/A1	1,000,000	1,179,740

Philadelphia Authority for Industrial Development, 5.00% due 9/1/2032 (Thomas Jefferson University)	A+/A2	3,685,000	4,293,836

Philadelphia Authority for Industrial Development, 5.00% due 9/1/2034 (Thomas Jefferson University)	A+/A2	2,000,000	2,316,520

Philadelphia Municipal Authority, 5.00% due 4/1/2032 (Juvenile Justice Services Center)	A+/A2	3,695,000	4,274,672

Philadelphia Municipal Authority, 5.00% due 4/1/2033 (Juvenile Justice Services Center)	A+/A2	2,155,000	2,481,827

Philadelphia Municipal Authority, 5.00% due 4/1/2034 (Juvenile Justice Services Center)	A+/A2	1,765,000	2,026,555

Philadelphia Municipal Authority, 5.00% due 4/1/2035 (Juvenile Justice Services Center)	A+/A2	1,750,000	2,006,305

Philadelphia Municipal Authority, 5.00% due 4/1/2036 (Juvenile Justice Services Center)	A+/A2	1,760,000	2,014,742

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2030 (Water and Sewer System; Insured: AGM)	A/A2	5,000,000	5,678,500

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,740,000	4,234,802

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 pre-refunded 9/1/2023 (Water and Sewer System; Insured: AGM)	A/A2	3,665,000	4,267,709

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	355,000	361,202

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	405,000	426,287

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	385,000	405,236

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	425,000	454,219

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Plum Borough School District GO, 5.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	430,000	474,965

School District of Philadelphia GO, 5.00% due 9/1/2018 (School Reform Commission) (State Aid Withholding)	NR/A2	5,250,000	5,352,112

Rhode Island — 0.35%

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2024 (Training School Project)	AA-/Aa3	3,595,000	4,154,166

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2023 (Consolidated Capital Development Loan)	AA/Aa2	800,000	873,384

South Carolina — 0.47%

City of Myrtle Beach, 5.00% due 6/1/2028 (Municipal Sports Complex)	AA-/A1	1,000,000	1,144,040

City of Myrtle Beach, 5.00% due 6/1/2030 (Municipal Sports Complex)	AA-/A1	1,000,000	1,136,440

South Carolina Public Service Authority, 5.00% due 12/1/2031 (Capital Improvement Program)	A+/A1	2,385,000	2,708,883

South Carolina Public Service Authority, 5.00% due 12/1/2031 (Capital Improvement Program)	A+/A1	1,515,000	1,768,399

South Dakota — 0.39%

South Dakota Health and Educational Facilities Authority, 5.00% due 7/1/2023 (Avera Health)	AA-/A1	1,575,000	1,745,636

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	1,700,000	1,801,898

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2028 (Sanford Health)	A+/A1	800,000	943,856

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2029 (Sanford Health)	A+/A1	1,000,000	1,175,150

Tennessee — 1.29%

County of Shelby Health, Educational and Housing Facility Board, 5.00% due 5/1/2027 (Methodist Le Bonheur Healthcare)	AA-/A1	635,000	775,195

County of Shelby Health, Educational and Housing Facility Board, 5.00% due 5/1/2031 (Methodist Le Bonheur Healthcare)	AA-/A1	1,260,000	1,509,001

County of Shelby Health, Educational and Housing Facility Board, 5.00% due 5/1/2035 (Methodist Le Bonheur Healthcare)	AA-/A1	1,665,000	1,969,812

Metropolitan Government of Nashville and Davidson County, 5.00% due 7/1/2033 (Green Projects)	AA/Aa3	1,000,000	1,211,070

Metropolitan Government of Nashville and Davidson County, 5.00% due 7/1/2036 (Green Projects)	AA/Aa3	2,000,000	2,405,280

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023 (The Gas Project)	BBB+/A3	2,500,000	2,821,700

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023 (The Gas Project)	BBB+/A3	7,000,000	8,078,000

Texas — 14.56%

Austin Community College District, 5.50% due 8/1/2023 pre-refunded 8/1/2018 (Round Rock Campus)	AA/Aa2	2,180,000	2,229,312

Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 (Army Retirement Residence)	BBB/NR	1,165,000	1,166,468

City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2033 (Water and Wastewater System)	AA/Aa2	4,000,000	4,780,200

City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2035 (Water and Wastewater System)	AA/Aa2	8,185,000	9,731,392

City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2036 (Water and Wastewater System)	AA/Aa2	6,985,000	8,292,522

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,000,000	1,081,130

City of Dallas GO, 5.00% due 2/15/2025 (Public Improvements)	AA-/NR	1,000,000	1,183,500

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Dallas GO, 5.00% due 2/15/2028 (Trinity River Corridor Infrastructure)	AA-/A1	1,000,000	1,142,790

City of Dallas GO, 5.00% due 2/15/2028 (Public Improvements)	AA-/NR	3,635,000	4,273,197

City of Dallas GO, 5.00% due 2/15/2030 (Public Improvements)	AA-/NR	3,585,000	4,193,912

City of Dallas GO, 5.00% due 2/15/2034 (Public Improvements)	AA-/NR	1,500,000	1,731,420

City of Galveston, 5.00% due 9/1/2021 (Galveston Island Convention Center; Insured: AGM)	NR/A2	545,000	595,162

City of Galveston, 5.00% due 9/1/2024 (Galveston Island Convention Center; Insured: AGM)	NR/A2	1,115,000	1,258,356

City of Houston, 5.00% due 9/1/2032 (Convention & Entertainment Facilities)	A-/A2	3,560,000	4,065,306

City of Houston GO, 5.00% due 3/1/2020 (Public Improvements)	AA/Aa3	5,000,000	5,360,700

City of Houston GO, 5.00% due 3/1/2021 (Public Improvements)	AA/Aa3	5,000,000	5,504,000

City of Houston GO, 5.00% due 3/1/2023 (Public Improvements)	AA/Aa3	5,000,000	5,737,250

City of Houston GO, 5.00% due 3/1/2027 (Public Improvements)	AA/Aa3	1,175,000	1,405,935

City of McAllen, 5.00% due 3/1/2028 (International Toll Bridge; Insured: AGM)	AA/NR	1,390,000	1,649,569

City of McAllen, 5.00% due 3/1/2029 (International Toll Bridge; Insured: AGM)	AA/NR	590,000	694,926

City of McAllen, 5.00% due 3/1/2030 (International Toll Bridge; Insured: AGM)	AA/NR	1,530,000	1,793,481

City of McAllen, 5.00% due 3/1/2031 (International Toll Bridge; Insured: AGM)	AA/NR	1,610,000	1,876,986

City of McAllen, 5.00% due 3/1/2032 (International Toll Bridge; Insured: AGM)	AA/NR	1,000,000	1,161,850

City of Pharr Higher Education Finance Authority, 5.75% due 8/15/2024 pre-refunded 8/15/2019 (IDEA Public Schools)	BBB+/NR	5,050,000	5,337,193

City of San Antonio, 5.00% due 7/1/2024 (Airport System Capital Improvements)	A/A2	2,065,000	2,281,329

City of San Antonio, 5.00% due 7/1/2025 (Airport System Capital Improvements)	A/A2	1,160,000	1,276,858

City of San Antonio, 2.25% due 2/1/2033 (Electric and Gas Systems)	AA-/NR	4,655,000	4,697,640

City of San Antonio, 5.00% due 5/15/2033 (Water System)	AA/Aa2	1,500,000	1,777,755

City of San Antonio, 5.00% due 5/15/2034 (Water System)	AA/Aa2	1,575,000	1,861,429

City of San Antonio, 3.00% due 12/1/2045 put 12/1/2019 (Electric and Gas Systems)	AA-/Aa2	5,200,000	5,320,588

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A-/A1	2,705,000	3,060,221

Dallas Area Rapid Transit, 5.00% due 12/1/2034	AA+/Aa2	5,475,000	6,443,254

Dallas Area Rapid Transit, 5.00% due 12/1/2035	AA+/Aa2	4,000,000	4,698,000

Dallas Area Rapid Transit, 5.00% due 12/1/2036	AA+/Aa2	3,000,000	3,518,790

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	A/A2	1,905,000	2,301,411

Harris County, 5.00% due 10/1/2033 (Flood Control)	AAA/NR	1,500,000	1,812,375

Harris County, 5.00% due 10/1/2034 (Flood Control)	AAA/NR	2,500,000	3,015,850

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2028 (TECO Project)	AA/Aa3	975,000	1,187,891

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2028 (Memorial Hermann Health System)	A+/A1	3,000,000	3,491,880

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2033 (TECO Project)	AA/Aa3	1,250,000	1,491,550

Harris County GO, 5.00% due 10/1/2035	AAA/NR	2,835,000	3,428,110

Harris County GO, 5.00% due 10/1/2036	AAA/NR	2,980,000	3,597,724

Harris County GO, 5.00% due 10/1/2037	AAA/NR	2,000,000	2,408,860

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 pre-refunded 5/15/2021 (Cosmos Foundation, Inc.)	NR/NR	415,000	477,989

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 pre-refunded 5/15/2021 (Cosmos Foundation, Inc.)	BBB/NR	360,000	414,641

Katy ISD GO, 5.00% due 2/15/2034 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	7,560,000	8,952,628

Kimble County Hospital District GO, 5.00% due 8/15/2018 (Medical Facilities Improvements) (ETM)	NR/NR	525,000	536,230

La Vernia Higher Education Finance Corp., 5.75% due 8/15/2024 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	3,000,000	3,190,890

Lone Star College System GO, 5.00% due 8/15/2033 (Harris, Montgomery and San Jacinto Counties)	AAA/NR	4,335,000	5,229,224

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	55,000	62,111

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	9,415,000	10,560,900

North Central Texas Health Facilities Development Corp., 5.00% due 8/15/2019 (Children’s Medical Center of Dallas)	NR/Aa2	270,000	283,835

North Texas Tollway Authority, 5.00% due 1/1/2020 (NTTA System)	A/A1	2,000,000	2,127,260

North Texas Tollway Authority, 5.00% due 1/1/2037 (NTTA System)	A/A1	1,750,000	2,055,777

Round Rock ISD GO, 5.00% due 8/1/2028 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,840,000	3,442,960

Round Rock ISD GO, 5.00% due 8/1/2029 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,980,000	3,598,678

San Juan Higher Education Finance Authority, 5.75% due 8/15/2024 pre-refunded 8/15/2020 (IDEA Public Schools)	BBB+/NR	1,590,000	1,750,224

State of Texas, 4.00% due 8/30/2018 (Cash Flow Management)	SP-1+/Mig1	20,000,000	20,330,000

Tarrant Regional Water District, 5.00% due 3/1/2028 (Water Control and Improvement)	AAA/NR	2,000,000	2,414,540

Tarrant Regional Water District, 5.00% due 3/1/2029 (Water Control and Improvement)	AAA/NR	1,650,000	1,983,795

Texas Public Finance Authority Charter School Finance Corp., 6.00% due 2/15/2030 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,750,000	1,899,642

Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,500,000	1,789,860

Texas Transportation Commission, 5.00% due 8/15/2025 (Central Texas Turnpike System)	BBB+/Baa1	750,000	886,230

Texas Transportation Commission GO, 5.00% due 4/1/2022 (Highway Improvements)	AAA/Aaa	1,000,000	1,132,800

Texas Transportation Commission GO, 5.00% due 4/1/2023 (Highway Improvements)	AAA/Aaa	1,000,000	1,160,520

Texas Transportation Commission GO, 5.00% due 4/1/2024 (Highway Improvements)	AAA/Aaa	1,000,000	1,186,230

Trinity River Authority, 5.00% due 2/1/2025 (Red Oak Creek System)	AA-/NR	625,000	742,713

Uptown Development Authority, 5.50% due 9/1/2029 pre-refunded 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,250,000	1,328,500

U.S. Virgin Islands — 0.19%

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Caa2	5,000,000	2,725,000

Utah — 0.09%

Local Building Authority of Salt Lake Valley Fire Service Area, 5.25% due 4/1/2020 pre-refunded 4/1/2018	NR/Aa2	1,250,000	1,261,638

Virginia — 0.04%

County of Hanover IDA, 6.00% due 10/1/2021 (FirstHealth Richmond Memorial Hospital) (ETM)	NR/NR	490,000	505,513

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washington — 2.96%

City of Seattle, 5.00% due 2/1/2019 (Light and Power Improvements)	AA/Aa2	3,000,000	3,112,140

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (EvergreenHealth Medical Center)	NR/Aa3	1,015,000	1,191,295

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2029 (EvergreenHealth Medical Center)	NR/Aa3	2,930,000	3,424,613

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2030 (EvergreenHealth Medical Center)	NR/Aa3	600,000	699,204

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2031 (EvergreenHealth Medical Center)	NR/Aa3	2,040,000	2,368,828

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2025 (Skagit Regional Health)	NR/A1	4,860,000	5,521,640

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2028 (Skagit Regional Health)	NR/A1	3,000,000	3,381,510

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2027 (Island Hospital)	NR/A1	2,445,000	2,732,288

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (Island Hospital)	NR/A1	2,195,000	2,447,249

State of Washington COP, 5.00% due 7/1/2030 (Acquisition and Improvements of Real and Personal Property)	NR/Aa2	4,415,000	5,338,574

State of Washington COP, 5.00% due 7/1/2031 (Acquisition and Improvements of Real and Personal Property)	NR/Aa2	4,635,000	5,574,237

Tacoma School District No.10 GO, 5.00% due 12/1/2019 (Pierce County Capital Projects)	AA+/Aa1	1,000,000	1,062,750

Tacoma School District No.10 GO, 5.00% due 12/1/2020 (Pierce County Capital Projects)	AA+/Aa1	1,000,000	1,094,220

Washington Health Care Facilities Authority, 5.25% due 8/15/2024 pre-refunded 8/15/2018 (MultiCare Systems; Insured: AGM)	AA/Aa3	1,000,000	1,023,230

Washington Health Care Facilities Authority, 6.25% due 8/1/2028 pre-refunded 8/1/2018 (Highline Medical Centers; Insured: FHA 242)	NR/NR	3,985,000	4,087,574

Wisconsin — 2.41%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 pre-refunded 7/1/2020 (Agnesian Healthcare)	NR/NR	770,000	831,015

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Agnesian Healthcare)	A/A2	1,400,000	1,499,428

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2023 (ProHealth Care, Inc.)	A+/A1	1,980,000	2,191,959

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2024 (ProHealth Care, Inc.)	A+/A1	2,460,000	2,722,531

Wisconsin Health & Educational Facilities Authority, 5.50% due 7/1/2025 (Agnesian Healthcare, Inc.)	A/A2	5,000,000	5,431,100

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2025 (ProHealth Care, Inc.)	A+/A1	3,180,000	3,519,083

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2026 (ProHealth Care, Inc.)	A+/A1	3,305,000	3,645,283

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2035 (Ascension Health)	AA+/Aa2	10,000,000	11,703,700

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2036 (Ascension Health)	AA+/Aa2	3,000,000	3,503,760

TOTAL INVESTMENTS — 98.04% (Cost $1,370,497,744)			$1,424,033,016

OTHER ASSETS LESS LIABILITIES — 1.96%			28,448,543

NET ASSETS — 100.00%			$1,452,481,559

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

ISD	Independent School District

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2017 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$1,424,033,016	$-	$1,424,033,016	$-

Total Investments in Securities	$1,424,033,016	$-	$1,424,033,016	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ending December 31, 2017.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,370,497,744

Gross unrealized appreciation on a tax basis	$57,093,999
Gross unrealized depreciation on a tax basis	(3,558,727)

Net unrealized appreciation (depreciation) on investments (tax basis)	$53,535,272

22

SCHEDULE OF INVESTMENTS

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona — 1.35%

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	$2,500,000	$2,913,350

Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)	BBB+/NR	710,000	741,645

Arkansas — 0.43%

University of Arkansas Board of Trustees, 5.00% due 11/1/2036 (Fayetteville Campus)	NR/Aa2	1,000,000	1,173,120

California — 13.77%

ABAG Finance Authority for Nonprofit Corporations, 5.00% due 7/1/2047 (Episcopal Senior Communities)	NR/NR	1,635,000	1,758,704

Benicia USD GO, 0% due 8/1/2026 (Benicia High School; Insured: AGM)	AA/A2	830,000	666,166

California HFFA, 6.25% due 2/1/2026 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	1,500,000	1,698,960

California HFFA, 5.00% due 11/15/2034 (Children’s Hospital Los Angeles)	BBB+/Baa2	420,000	460,748

California HFFA, 5.00% due 8/15/2036 (Children’s Hospital Los Angeles)	BBB+/Baa2	500,000	586,635

California Infrastructure and Economic Development Bank, 1.747% due 12/1/2050 (Los Angeles County Museum of Art)	NR/A3	1,000,000	999,400

California Municipal Finance Authority, 8.50% due 11/1/2039 pre-refunded 11/1/2019 (Harbor Regional Center)	NR/A3	1,000,000	1,122,990

California Pollution Control Financing Authority, 5.00% due 11/21/2045 (Poseidon Resources (Channelside) LP Desalination Project) (AMT)	NR/Baa3	1,000,000	1,084,380

California School Cash Reserve Program Authority, 3.00% due 6/29/2018	SP-1+/NR	2,000,000	2,015,620

California State Public Works Board, 6.25% due 4/1/2034 pre-refunded 4/1/2019 (Department of General Services-Office Buildings 8 and 9 Renovation)	A+/Aaa	100,000	105,896

California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	95,000	97,469

California Statewide Communities Development Authority, 5.00% due 5/15/2035 (Irvine East Campus Apartments)	NR/Baa1	2,975,000	3,450,465

California Statewide Communities Development Authority, 6.125% due 7/1/2046 pre-refunded 1/1/2019 (Aspire Public Schools)	NR/NR	995,000	1,040,860

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	2,115,000	1,559,241

Carson Redevelopment Agency, 7.00% due 10/1/2036 pre-refunded 10/1/2019 (Project Area 1)	A-/NR	500,000	546,885

City of Los Angeles GO, 5.00% due 6/28/2018 (Cash Flow Management)	SP-1+/Mig1	2,000,000	2,034,840

City of Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)	A+/NR	1,000,000	1,108,450

City of Palm Springs Financing Authority, 5.25% due 6/1/2027 (Downtown Revitalization Project)	AA/NR	1,620,000	1,839,737

Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)	AA/A1	1,750,000	1,861,703

County of El Dorado, 5.00% due 9/1/2026 (El Dorado Hills Development-Community Facilities)	A/NR	630,000	706,532

County of Los Angeles GO, 5.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/Mig1	1,000,000	1,017,660

County of Riverside, 2.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/NR	3,000,000	3,008,580

Daly County Housing Development Finance Agency, 5.25% due 12/15/2023 (Franciscan Country Club Mobile Home Park Acquisition)	A+/NR	650,000	651,710

M-S-R Energy Authority, 6.50% due 11/1/2039	BBB+/NR	1,000,000	1,464,990

Oakland USD GO, 5.00% due 8/1/2035 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,166,330

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Redwood City Redevelopment Agency, 0% due 7/15/2021 (Redevelopment Project Area 2; Insured: AMBAC)	A/NR	1,285,000	1,189,820

Riverside County Asset Leasing Corp., 0% due 6/1/2021 (Riverside County Hospital; Insured: Natl-Re)	NR/A1	535,000	497,197

San Francisco City & County Redevelopment Financing Authority, 0% due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)	A/A2	1,025,000	900,760

San Francisco City & County Redevelopment Financing Authority, 6.50% due 8/1/2039 pre-refunded 8/1/2019 (Mission Bay North Redevelopment)	A-/NR	250,000	269,375

San Francisco City & County Redevelopment Financing Authority, 6.75% due 8/1/2041 pre-refunded 2/1/2021 (Mission Bay North Redevelopment)	A-/NR	500,000	577,350

San Jose Redevelopment Agency, 5.50% due 8/1/2035 pre-refunded 8/1/2020 (Merged Area Redevelopment)	AA-/A1	1,000,000	1,097,930

Union Elementary School District, 0% due 9/1/2027 (Santa Clara County District Schools; Insured: Natl-Re)	AA+/NR	905,000	705,791

Colorado — 1.70%

City & County of Denver COP, 1.78% due 12/1/2029 put 1/2/2018 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,050,000	1,050,000

Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	BBB-/Baa2	1,000,000	1,178,460

Eagle River Fire District, 6.625% due 12/1/2024 pre-refunded 12/1/2019	NR/NR	225,000	245,835

Eagle River Fire District, 6.875% due 12/1/2030 pre-refunded 12/1/2019	NR/NR	400,000	438,912

Public Authority for Colorado Energy, 5.75% due 11/15/2018 (Natural Gas Purchase)	A-/A3	150,000	155,082

Public Authority for Colorado Energy, 6.50% due 11/15/2038 (Natural Gas Purchase)	A-/A3	260,000	374,312

Regional Transportation District COP, 5.375% due 6/1/2031 (FasTracks Transportation System)	A/Aa3	500,000	538,050

Regional Transportation District COP, 5.00% due 6/1/2044 (FasTracks Transportation System)	A/Aa3	565,000	626,997

Connecticut — 1.50%

Connecticut Health & Educational Facilities Authority, 6.00% due 7/1/2039 pre-refunded 7/1/2019 (Ethel Walker School)	NR/NR	1,000,000	1,065,030

State of Connecticut GO Floating Rate Note, 2.15% due 6/15/2018 (Various Capital Projects)	A+/A1	3,000,000	3,004,680

Delaware — 0.40%

Delaware HFA, 5.00% due 7/1/2021 (Nanticoke Memorial Hospital)	BBB/NR	1,000,000	1,080,720

District of Columbia — 0.41%

Metropolitan Washington Airports Authority, 0% due 10/1/2027 (Dulles Toll Road; Insured: AGM)	AA/A3	1,500,000	1,117,905

Florida — 4.93%

Broward County, 5.00% due 10/1/2037 (Airport System Improvements) (AMT)	A+/A1	1,000,000	1,178,970

City of Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital Improvements)	AA-/A1	1,790,000	1,790,000

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2027 (Nova Southeastern University)	A-/Baa1	1,000,000	1,107,700

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2028 (Nova Southeastern University)	A-/Baa1	1,250,000	1,464,200

Miami-Dade County Expressway Authority, 5.00% due 7/1/2022 (Toll System Five-Year Work Program)	A+/A2	625,000	708,950

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System Five-Year Work Program)	A+/A2	625,000	737,412

Miami-Dade County School Board COP, 5.00% due 8/1/2027 (District School Facilities and Infrastructure)	A+/A1	1,100,000	1,224,278

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Orange County, 5.00% due 10/1/2031 (Tourist Development)	AA-/Aa3	1,000,000	1,190,050

Pinellas County Educational Facilities Authority, 5.25% due 10/1/2030 (Barry University)	BBB/NR	500,000	534,835

Sarasota County Public Hospital Board, 3.628% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	NR/A1	1,000,000	1,029,670

Tampa Sports Authority, 5.75% due 10/1/2020 (Tampa Bay Arena; Insured: Natl-Re)	NR/NR	630,000	667,334

Volusia County Educational Facilities Authority, 5.00% due 10/15/2030 (Embry-Riddle Aeronautical University, Inc.)	NR/A3	1,500,000	1,727,745

Georgia — 0.93%

City of Atlanta, 6.25% due 11/1/2034 pre-refunded 11/1/2019 (Water and Wastewater Capital Improvement Program)	AA-/Aa2	500,000	541,985

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	1,000,000	1,055,570

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/A3	515,000	518,425

Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)	A-/NR	350,000	408,684

Guam — 4.11%

Government of Guam, 5.00% due 11/15/2031 (Economic Development)	A/NR	2,000,000	2,242,060

Government of Guam, 5.00% due 11/15/2032 (Various Capital Projects)	A/NR	3,000,000	3,359,460

Government of Guam, 5.75% due 12/1/2034 pre-refunded 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	500,000	538,400

Government of Guam Department of Education COP, 6.875% due 12/1/2040 (John F. Kennedy High School)	B+/NR	1,000,000	1,051,450

Government of Guam GO, 7.00% due 11/15/2039 pre-refunded 11/15/2019 (Economic Development)	NR/NR	520,000	570,513

Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,110,900

Guam Power Authority, 5.00% due 10/1/2033 (Electric Power System)	BBB/Baa2	1,000,000	1,137,230

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	500,000	566,155

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Baa2	500,000	549,215

Hawaii — 0.37%

City and County of Honolulu GO Floating Rate Note, 1.72% due 9/1/2028 (Rail Transit Project)	NR/Aa1	1,000,000	1,000,060

Idaho — 0.56%

State of Idaho GO, 4.00% due 6/29/2018 (Cash Flow Management)	SP-1+/Mig1	1,500,000	1,518,915

Illinois — 8.27%

Chicago Park District, 5.00% due 1/1/2027	AA+/NR	825,000	954,838

Chicago Park District GO, 5.00% due 1/1/2035 (Various Capital Projects)	AA+/NR	2,000,000	2,186,960

City of Chicago, 5.00% due 1/1/2018	BB+/Ba1	500,000	500,000

City of Chicago, 0% due 11/1/2018 (Water System Improvements; Insured: AMBAC)	A+/Baa1	305,000	300,166

City of Chicago, 5.00% due 1/1/2022	BB+/Ba1	1,195,000	1,279,224

City of Chicago, 5.00% due 11/1/2029 (Water System Improvements)	A/Baa2	200,000	221,256

City of Chicago, 5.00% due 1/1/2030 (Wastewater Transmission System)	A/NR	1,500,000	1,688,010

City of Chicago, 5.00% due 1/1/2031 (Riverwalk Expansion Project; Insured: AGM)	AA/A2	500,000	545,690

City of Chicago, 5.00% due 1/1/2031 (Chicago O’Hare International Airport)	A/NR	500,000	585,330

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cook County GO, 5.25% due 11/15/2033	AA-/A2	1,000,000	1,073,860

Illinois Finance Authority, 5.00% due 3/1/2027 (Southern Illinois Healthcare)	A+/NR	500,000	599,950

Illinois Finance Authority, 5.00% due 8/1/2029 (Advocate Health Care Network)	AA+/Aa2	2,195,000	2,542,271

Illinois Finance Authority, 5.00% due 3/1/2032 (Southern Illinois Healthcare)	A+/NR	500,000	582,610

Illinois Finance Authority, 5.00% due 3/1/2034 (Southern Illinois Healthcare)	A+/NR	200,000	230,958

Illinois Finance Authority, 5.00% due 8/15/2035 (Silver Cross Hospital & Medical Centers)	NR/Baa1	2,355,000	2,599,237

Illinois Finance Authority, 6.00% due 5/15/2039 pre-refunded 5/15/2020 (OSF Healthcare System)	NR/NR	990,000	1,082,506

Illinois Toll Highway Authority, 5.00% due 1/1/2037 (Move Illinois Program)	AA-/Aa3	1,000,000	1,153,640

Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2028	AA-/NR	1,000,000	1,154,620

Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2031	AA-/NR	2,255,000	2,577,826

Metropolitan Water Reclamation District of Greater Chicago GO, 5.25% due 12/1/2032 (Various Capital Improvement Projects)	AA+/Aa2	40,000	49,987

Will County School District No. 114 GO, 0% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	NR/A3	570,000	476,890

Indiana — 1.88%

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 pre-refunded 1/15/2021 (Performing Arts Center)	NR/NR	1,000,000	1,139,400

City of Whiting Environmental Facilities, 5.00% due 3/1/2046 (BP Products North America Inc. Project) (AMT)	A-/A1	2,500,000	2,848,850

Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)	BBB-/NR	1,000,000	1,096,350

Kansas — 1.16%

City of Wichita, 5.85% due 12/1/2025 (Brentwood Apartments)	B/NR	825,000	795,630

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2031 (Utility System Improvement)	A+/A3	1,000,000	1,162,480

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2032 (Utility System Improvement)	A+/A3	1,000,000	1,167,860

Kentucky — 2.26%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2020 pre-refunded 11/1/2018 (Project No. 89; Insured: AGM)	AA/A1	2,500,000	2,571,025

County of Owen, 6.25% due 6/1/2039 (Kentucky-American Water Co. Project)	A/A3	540,000	572,389

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	NR/A3	715,000	649,506

Kentucky Economic DFA, 0% due 10/1/2022 (Norton Healthcare, Inc.; Insured: Natl-Re)	NR/A3	2,650,000	2,334,571

Louisiana — 1.89%

City of New Orleans, 5.00% due 12/1/2034 (Water System Facilities Improvement)	A-/NR	400,000	456,828

Louisiana Energy and Power Authority, 5.25% due 6/1/2038 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,000,000	2,259,400

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	2,250,000	2,404,665

Massachusetts — 0.40%

Massachusetts Development Finance Agency, 5.00% due 7/1/2032 (Jordan Hospital and Milton Hospital)	A-/A3	355,000	407,210

Massachusetts Development Finance Agency, 5.00% due 7/1/2033 (Jordan Hospital and Milton Hospital)	A-/A3	200,000	228,832

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Educational Financing Authority, 5.10% due 1/1/2018 (MEFA Loan Program) (AMT)	AA/NR	240,000	240,000

Massachusetts Educational Financing Authority, 6.00% due 1/1/2028 (MEFA Loan Program)	AA/NR	195,000	206,308

Michigan — 5.52%

Board of Governors of Wayne State University, 5.00% due 11/15/2033 (Educational Facilities and Equipment)	A+/Aa3	1,250,000	1,458,025

City of Troy GO, 5.25% due 11/1/2032 (Downtown Development Authority-Community Center Facilities)	AAA/NR	1,025,000	1,145,130

County of Genesee GO, 5.375% due 11/1/2038 (Water Supply System; Insured: BAM)	AA/A2	1,000,000	1,105,200

Detroit City School District, 5.00% due 5/1/2025 (School Building & Site; Insured: Q-SBLF)	AA-/Aa1	1,000,000	1,120,660

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site; Insured: AGM)	AA/Aa1	1,000,000	1,202,590

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 pre-refunded 5/15/2020 (Bronson Methodist Hospital)	NR/NR	550,000	590,722

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 (Bronson Methodist Hospital)	NR/A2	450,000	475,362

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 pre-refunded 5/15/2021 (Bronson Methodist Hospital)	NR/NR	860,000	955,589

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 (Bronson Methodist Hospital)	NR/A2	140,000	153,301

Livonia Public School District GO, 5.00% due 5/1/2036 (School Building & Site)	AA/A2	225,000	255,292

Michigan Finance Authority, 5.00% due 4/1/2031 (State Dept. of Human Services Office Buildings)	A+/NR	1,000,000	1,095,550

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	975,000	1,005,576

Michigan State Hospital Finance Authority, 5.75% due 11/15/2039 pre-refunded 11/15/2019 (Henry Ford Health System)	NR/A3	1,000,000	1,074,660

Michigan Strategic Fund, 7.00% due 5/1/2021 (Detroit Edison Company; Insured: Natl-Re/AMBAC)	NR/NR	250,000	289,690

Wayne County Airport Authority, 5.00% due 12/1/2031 (Detroit Metropolitan Wayne County Airport)	A/A2	650,000	755,222

Wayne County Airport Authority, 5.00% due 12/1/2033 (Detroit Metropolitan Wayne County Airport)	A/A2	825,000	953,444

Wayne County Airport Authority, 5.00% due 12/1/2034 (Detroit Metropolitan Wayne County Airport)	A/A2	1,140,000	1,314,363

Missouri — 1.10%

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Public Improvements) (ETM)	NR/NR	420,000	422,549

Tax Increment Financing Commission of Kansas City, 6.00% due 5/1/2030 (Union Hill Redevelopment Project)	NR/NR	2,505,000	2,551,468

Nebraska — 0.75%

Douglas County Health Facilities, 5.00% due 11/1/2029 (Nebraska Methodist Health System)	A-/NR	950,000	1,102,808

Douglas County Health Facilities, 5.00% due 11/1/2030 (Nebraska Methodist Health System)	A-/NR	800,000	924,200

Nevada — 0.42%

Carson City, 5.00% due 9/1/2037 (Carson Tahoe Regional Healthcare)	BBB+/NR	1,000,000	1,144,060

New Jersey — 3.62%

Higher Education Student Assistance Authority, 5.75% due 12/1/2039 (NJCLASS Student Loan Program) (AMT)	A/Aaa	750,000	831,578

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey Economic Development Authority, 5.50% due 6/15/2030 (School Facilities Construction)	BBB+/Baa1	1,000,000	1,175,200

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	BBB+/Baa1	1,000,000	1,090,430

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	BBB+/A3	1,000,000	1,211,090

New Jersey Transit Corp., 5.00% due 9/15/2020 (Federal Transit Administration Section 5307 Urbanized Area Formula Funds)	A/A3	1,000,000	1,066,190

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2027 (State Transportation System Improvements)	A+/Baa1	3,000,000	3,440,040

New Jersey Transportation Trust Fund Authority, 2.60% due 6/15/2034 (State Transportation System Improvements)	BBB+/Baa1	1,000,000	991,210

New Mexico — 1.63%

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	1,000,000	1,064,740

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,500,000	2,654,700

New Mexico Hospital Equipment Loan Council, 1.76% due 8/1/2034 put 1/2/2018 (Presbyterian Healthcare Services; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa3	700,000	700,000

New York — 12.54%

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	3,000,000	3,495,120

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	2,000,000	2,327,860

City of New York GO, 1.78% due 8/1/2038 put 1/2/2018 (City Budget Financial Management; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	5,700,000	5,700,000

Metropolitan Transportation Authority, 4.00% due 2/15/2019 (Transit and Commuter System)	SP-1+/Mig1	1,000,000	1,025,580

Metropolitan Transportation Authority, 5.00% due 11/15/2031	AA-/A1	2,000,000	2,441,800

New York City Municipal Water Finance Authority, 1.78% due 6/15/2048 put 1/2/2018 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	4,900,000	4,900,000

New York City Municipal Water Finance Authority, 1.78% due 6/15/2050 put 1/2/2018 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	5,615,000	5,615,000

New York City Transitional Finance Authority, 1.80% due 11/1/2022 put 1/2/2018 (WTC Recovery; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aa1	1,600,000	1,600,000

New York City Transitional Finance Authority, 1.80% due 8/1/2031 put 1/2/2018 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	2,750,000	2,750,000

Tobacco Settlement Asset Securitization Corp., 5.00% due 6/1/2022	A/NR	1,000,000	1,121,550

Town of Oyster Bay GO, 3.50% due 2/2/2018	NR/NR	1,000,000	1,001,080

Town of Oyster Bay GO, 2.50% due 6/1/2018 (Plainview, Locust Valley, South Farmingdale, Jericho, Bethpage, Oyster Bay Water Districts)	NR/NR	1,985,000	1,986,131

North Carolina — 0.65%

North Carolina Medical Care Commission, 5.00% due 6/1/2029 (Vidant Health)	A+/A1	1,500,000	1,752,720

Ohio — 1.45%

Akron, Bath and Copley Joint Hospital District, 5.25% due 11/15/2030 (Summa Health)	NR/Baa2	1,420,000	1,665,873

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A2	500,000	502,220

City of Akron, 5.00% due 12/1/2031 (Community Learning Centers)	AA+/NR	625,000	706,038

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cleveland-Cuyahoga County Port Authority, 7.00% due 5/15/2040 (Flats East Development Project; LOC: Fifth Third Bank)	BBB+/NR	935,000	1,045,152

Oregon — 0.95%

State of Oregon GO, 5.00% due 9/28/2018 (Cash Management)	SP-1+/Mig1	2,500,000	2,564,175

Pennsylvania — 7.33%

Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)	BBB-/NR	895,000	956,898

City of Philadelphia, 5.00% due 8/1/2036 (Philadelphia Gas Works)	NR/NR	1,000,000	1,174,500

Coatesville Area School District GO, 5.00% due 8/1/2024 (Insured: AGM) (State Aid Withholding)	AA/A2	975,000	1,120,704

Coatesville Area School District GO, 5.00% due 8/1/2025 (Insured: AGM) (State Aid Withholding)	AA/A2	500,000	582,790

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	1,000,000	1,156,630

Cumberland County Municipal Authority, 5.00% due 1/1/2018 (Diakon Lutheran Social Ministries)	NR/NR	580,000	580,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 1.78% due 7/1/2041 put 1/2/2018 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	1,200,000	1,200,000

Lancaster County Hospital Authority, 5.00% due 11/1/2019 (Masonic Villages Project)	A/NR	2,675,000	2,819,744

Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	440,000	443,269

Pennsylvania Higher Educational Facilities Authority, 5.00% due 8/15/2037 (University of Pennsylvania Health System)	AA-/Aa3	2,000,000	2,342,880

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	NR/NR	695,000	764,868

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	NR/NR	770,000	847,408

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	A-/A3	535,000	588,784

Pennsylvania Turnpike Commission, 5.00% due 12/1/2037	NR/A1	750,000	882,690

Philadelphia Authority for Industrial Development, 5.00% due 9/1/2035 (Thomas Jefferson University)	A+/A2	1,500,000	1,733,490

Philadelphia IDA, 6.00% due 8/1/2035 pre-refunded 8/1/2020 (Mast Charter School)	BBB/NR	1,000,000	1,106,920

Philadelphia Municipal Authority, 5.00% due 4/1/2038 (Juvenile Justice Services Center)	A+/A2	1,360,000	1,555,677

Rhode Island — 0.27%

Pawtucket Housing Authority, 5.50% due 9/1/2022 pre-refunded 9/1/2020	NR/NR	90,000	101,085

Pawtucket Housing Authority, 5.50% due 9/1/2022	A+/NR	225,000	250,326

Pawtucket Housing Authority, 5.50% due 9/1/2024 pre-refunded 9/1/2020	NR/NR	100,000	112,317

Pawtucket Housing Authority, 5.50% due 9/1/2024	A+/NR	250,000	277,863

South Carolina — 0.74%

South Carolina Public Service Authority, 5.00% due 12/1/2034 (Summer Nuclear Units 2 and 3)	A+/A1	1,780,000	2,007,199

South Dakota — 0.46%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2027 (Avera Health)	AA-/A1	400,000	438,388

South Dakota Health & Educational Facilities Authority, 5.50% due 11/1/2040 (Sanford Health)	A+/A1	750,000	797,700

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tennessee — 0.65%

Shelby County Health, Educational and Housing Facility, 5.00% due 5/1/2036 (Methodist Le Bonheur Healthcare)	AA-/A1	1,000,000	1,179,680

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	BBB+/A3	500,000	587,560

Texas — 11.17%

Austin Convention Enterprises, Inc., 5.00% due 1/1/2032 (Convention Center Hotel First Tier)	BBB+/NR	500,000	578,745

Austin Convention Enterprises, Inc., 5.00% due 1/1/2033 (Convention Center Hotel First Tier)	BBB+/NR	600,000	692,958

Austin Convention Enterprises, Inc., 5.00% due 1/1/2034 (Convention Center Hotel First Tier)	BBB+/NR	500,000	573,225

City of Dallas GO, 5.00% due 2/15/2031 (Public Improvements)	AA-/NR	1,930,000	2,245,458

City of Houston, 5.00% due 9/1/2025 (Convention & Entertainment Facilities Department)	A-/A2	1,000,000	1,169,200

City of Houston, 5.00% due 9/1/2028 (Convention & Entertainment Facilities Department)	A-/A2	325,000	375,424

City of Houston, 5.00% due 11/15/2028 (Combined Utility System)	AA/Aa2	2,500,000	2,950,775

City of Houston, 5.00% due 9/1/2034 (Convention & Entertainment Facilities Department)	A-/A2	1,550,000	1,760,893

City of Houston GO, 5.00% due 3/1/2032 (Public Improvements)	AA/Aa3	3,000,000	3,519,060

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A-/A1	1,165,000	1,317,988

Harris County-Houston Sports Authority, 5.00% due 11/15/2030	A-/A2	2,000,000	2,305,440

Kimble County Hospital District, 6.25% due 8/15/2033 pre-refunded 8/15/2019	NR/NR	500,000	536,615

La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	1,000,000	1,071,560

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	20,000	22,586

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	2,980,000	3,342,696

North Texas Tollway Authority, 5.00% due 1/1/2034 (NTTA System)	A/A1	750,000	940,537

San Antonio Energy Acquisition Public Facilities Corp., 5.50% due 8/1/2021 (Natural Gas Supply Agreement)	BBB+/A3	40,000	44,663

San Juan Higher Education Finance Authority, 6.70% due 8/15/2040 pre-refunded 8/15/2020 (IDEA Public Schools)	BBB+/NR	1,000,000	1,124,940

State of Texas, 4.00% due 8/30/2018 (Cash Flow Management)	SP-1+/Mig1	3,400,000	3,456,100

Texas Public Finance Authority Charter School Finance Corp., 6.20% due 2/15/2040 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,000,000	1,089,640

Texas Transportation Commission, 5.00% due 8/15/2034 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,132,010

U.S. Virgin Islands — 0.30%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2037 (Diageo Project)	NR/Caa2	1,500,000	817,500

Utah — 0.83%

Herriman City, 4.75% due 11/1/2022 pre-refunded 5/1/2020 (Towne Center Access and Utility Improvements)	AA-/NR	1,000,000	1,069,540

Utah Transit Authority, 5.00% due 6/15/2033 (Integrated Mass Transit System)	A+/A1	1,000,000	1,167,480

Washington — 1.23%

Washington Health Care Facilities Authority, 5.70% due 7/1/2038 pre-refunded 7/1/2020 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,097,540

Washington Health Care Facilities Authority, 5.75% due 1/1/2045 (Catholic Health Initiatives)	BBB+/Baa1	2,000,000	2,243,480

Wisconsin — 0.37%

Public Finance Authority, 6.25% due 10/1/2031 (Alabama Proton Therapy Center)	NR/NR	1,000,000	1,010,020

TOTAL INVESTMENTS — 98.30% (Cost $251,822,021)			$266,240,952

OTHER ASSETS LESS LIABILITIES — 1.70%			4,618,017

NET ASSETS — 100.00%			$270,858,969

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Q-SBLF	Insured by Qualified School Bond Loan Fund

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments,

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons

(including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2017 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$266,240,952	$-	$266,240,952	$-

Total Investments in Securities	$266,240,952	$-	$266,240,952	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ending December 31, 2017.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$251,822,021

Gross unrealized appreciation on a tax basis	$14,526,266
Gross unrealized depreciation on a tax basis	(107,335)

Net unrealized appreciation (depreciation) on investments (tax basis)	$14,418,931

11

SCHEDULE OF INVESTMENTS

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alameda County Joint Powers Authority, 5.00% due 12/1/2018 (Alameda County Medical Center Highland Hospital)	AA/Aa1	$400,000	$413,208

Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Alameda County Medical Center Highland Hospital)	AA/Aa1	750,000	799,410

Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Juvenile Justice)	AA/Aa1	3,010,000	3,208,299

Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Alameda County Medical Center Highland Hospital)	AA/Aa1	725,000	796,354

Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Juvenile Justice)	AA/Aa1	3,200,000	3,514,944

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Public Facilities Capital Projects)	AA/Aa1	1,000,000	1,129,200

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Juvenile Justice)	AA/Aa1	500,000	564,600

Alameda County Joint Powers Authority, 5.00% due 12/1/2024 (Alameda County Medical Center Highland Hospital)	AA/Aa1	2,500,000	2,946,650

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements; Insured: AGM)	AA/A2	3,000,000	2,695,440

Bay Area Toll Authority, 2.00% due 4/1/2034 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,300,000	5,306,996

Bay Area Toll Authority, 2.95% due 4/1/2047 (San Francisco Bay Area Toll Bridge)	AA/Aa3	4,775,000	5,004,295

Bay Area Toll Authority Floating Rate Note, 2.10% due 4/1/2047 put 10/2/2019 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,000,000	5,021,900

Bonita USD GO, 5.00% due 8/1/2024 (Educational Facilities)	AA-/NR	1,000,000	1,141,890

Brea Redevelopment Agency, 5.00% due 8/1/2019 (Redevelopment Project AB)	AA-/NR	2,000,000	2,109,680

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2020 (Residential Single Family Development; Insured: AGM)	AA/NR	1,760,000	1,920,230

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2021 (Residential Single Family Development; Insured: AGM)	AA/NR	925,000	1,038,220

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2022 (Residential Single Family Development; Insured: AGM)	AA/NR	850,000	970,317

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2023 (Residential Single Family Development; Insured: AGM)	AA/NR	2,690,000	3,137,293

California Educational Facilities Authority, 5.00% due 4/1/2018 (Pitzer College) (ETM)	NR/A2	1,540,000	1,553,706

California Educational Facilities Authority, 0% due 10/1/2019 (Loyola Marymount University; Insured: Natl-Re)	NR/A2	2,025,000	1,964,027

California Educational Facilities Authority, 5.00% due 4/1/2020 (Pitzer College) (ETM)	NR/A2	1,445,000	1,552,855

California Educational Facilities Authority, 5.00% due 4/1/2022 (Chapman University)	NR/A2	2,000,000	2,204,100

California HFFA, 5.50% due 2/1/2018 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	2,715,000	2,723,797

California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)	AA-/Aa3	1,000,000	1,034,150

California HFFA, 5.00% due 11/15/2018 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,235,000	1,267,727

California HFFA, 5.10% due 2/1/2019 (Episcopal Home; Insured: California Mtg Insurance) (ETM)	AA-/NR	530,000	540,208

California HFFA, 5.00% due 11/15/2020 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,190,000	1,288,948

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	1,000,000	1,101,630

California HFFA, 5.00% due 11/15/2023 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,137,940

California HFFA, 5.00% due 7/1/2024 (St. Joseph Health System)	AA-/Aa3	1,000,000	1,168,250

California HFFA, 5.00% due 11/1/2027 (Kaiser Permanente)	AA-/NR	3,000,000	3,780,990

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California HFFA, 1.60% due 9/1/2028 put 1/2/2018 (Adventist Health System/West; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	4,500,000	4,500,000

California HFFA, 5.00% due 7/1/2034 put 10/18/2022 (St. Joseph Health System)	AA-/Aa3	2,000,000	2,278,680

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/Aa3	5,000,000	5,427,850

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2018 (The Scripps Research Institute)	NR/A1	200,000	203,536

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2019 (The Scripps Research Institute)	NR/A1	200,000	210,184

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2020 (The Scripps Research Institute)	NR/A1	200,000	215,340

California Infrastructure and Economic Development Bank, 5.25% due 8/15/2020 (King City High School)	AA-/NR	1,000,000	1,074,130

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2021 (The Scripps Research Institute)	NR/A1	200,000	220,866

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2022 (The Scripps Research Institute)	NR/A1	200,000	226,220

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2023 (The Scripps Research Institute)	NR/A1	175,000	202,386

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2024 (The Scripps Research Institute)	NR/A1	200,000	235,972

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2025 (The Scripps Research Institute)	NR/A1	200,000	240,334

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2026 (The Scripps Research Institute)	NR/A1	200,000	244,038

California Infrastructure and Economic Development Bank, 1.75% due 11/1/2026 (Pacific Gas and Electric Company)	A-/A2	3,500,000	3,457,370

California Infrastructure and Economic Development Bank, 1.75% due 11/1/2026 (Pacific Gas and Electric Company)	A-/A2	3,500,000	3,457,370

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2027 (The Scripps Research Institute)	NR/A1	250,000	302,673

California Infrastructure and Economic Development Bank, 1.747% due 12/1/2050 (Los Angeles County Museum of Art)	NR/A3	6,250,000	6,246,250

California Municipal Finance Authority, 4.00% due 10/1/2019 (Biola University)	NR/Baa1	405,000	424,440

California Municipal Finance Authority, 5.00% due 10/1/2020 (Biola University)	NR/Baa1	605,000	662,911

California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University Residential Hall and Parking Structure)	NR/Baa1	150,000	166,266

California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University)	NR/Baa1	370,000	414,962

California Municipal Finance Authority, 5.00% due 10/1/2022 (Biola University Residential Hall and Parking Structure)	NR/Baa1	160,000	181,075

California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University Residential Hall and Parking Structure)	NR/Baa1	125,000	144,224

California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University)	NR/Baa1	410,000	475,698

California Municipal Finance Authority, 5.00% due 10/1/2024 (Biola University)	NR/Baa1	740,000	869,692

California Municipal Finance Authority, 5.00% due 10/1/2025 (Biola University)	NR/Baa1	300,000	356,214

California Municipal Finance Authority, 5.00% due 10/1/2027 (Biola University)	NR/Baa1	430,000	523,688

California Pollution Control Financing Authority, 1.00% due 8/1/2024 (Republic Services, Inc. Project)	BBB+/NR	4,000,000	3,999,000

California Pollution Control Financing Authority, 1.75% due 11/1/2026 put 1/2/2018 (Pacific Gas & Electric Co.; LOC: Mizuho Bank Ltd.) (daily demand notes)	AA/NR	19,200,000	19,200,000

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California School Cash Reserve Program Authority, 3.00% due 6/29/2018	SP-1+/NR	6,000,000	6,046,860

California State Housing Finance Agency, 3.05% due 12/1/2019 (Multi-Family Housing; Insured: FHA)	NR/Aa1	735,000	735,441

California State Public Works Board, 5.00% due 6/1/2020 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,185,000	1,279,610

California State Public Works Board, 5.125% due 3/1/2021 pre-refunded 3/1/2020 (Various State Participating Agency Capital Projects)	A+/Aaa	1,635,000	1,759,080

California State Public Works Board, 5.00% due 12/1/2021 (Judicial Council Projects)	A+/A1	3,100,000	3,471,721

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A+/A1	565,000	638,055

California State Public Works Board, 5.00% due 6/1/2022 (Yuba City Courthouse)	A+/A1	1,950,000	2,210,773

California State Public Works Board, 5.00% due 9/1/2022 (Correctional and Rehabilitation Facilities)	A+/A1	3,250,000	3,706,657

California State Public Works Board, 5.00% due 11/1/2022 (Correctional and Rehabilitation Facilities)	A+/A1	1,500,000	1,717,230

California State Public Works Board, 5.00% due 12/1/2022 (Judicial Council Projects)	A+/A1	1,200,000	1,350,672

California State Public Works Board, 5.00% due 3/1/2023 (Judicial Council Projects)	A+/A1	1,400,000	1,615,348

California State Public Works Board, 5.00% due 9/1/2023 (Correctional and Rehabilitation Facilities)	A+/A1	3,600,000	4,200,408

California State Public Works Board, 5.00% due 11/1/2023 (Laboratory Facility and San Diego Courthouse)	A+/A1	3,000,000	3,512,490

California State Public Works Board, 5.00% due 3/1/2024 (Judicial Council Projects)	A+/A1	1,000,000	1,159,690

California State Public Works Board, 5.00% due 4/1/2024 (Correctional and Rehabilitation Facilities)	A+/A1	3,350,000	3,793,406

California State Public Works Board, 5.00% due 9/1/2024 (Correctional and Rehabilitation Facilities)	A+/A1	3,580,000	4,261,346

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A+/A1	4,000,000	4,709,920

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	AA-/NR	3,715,000	3,877,457

California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	685,000	702,803

California Statewide Communities Development Authority, 5.00% due 11/1/2020 (Cottage Health System)	A+/NR	100,000	108,807

California Statewide Communities Development Authority, 5.00% due 5/15/2021 (Irvine East Campus Apartments)	NR/Baa1	760,000	849,125

California Statewide Communities Development Authority, 4.00% due 11/1/2021 (Cottage Health System)	A+/NR	150,000	161,751

California Statewide Communities Development Authority, 5.00% due 11/1/2022 (Cottage Health System)	A+/NR	125,000	143,164

California Statewide Communities Development Authority, 5.00% due 11/1/2023 (Cottage Health System)	A+/NR	150,000	176,015

California Statewide Communities Development Authority, 5.00% due 5/15/2024 (Irvine East Campus Apartments)	NR/Baa1	1,000,000	1,183,070

California Statewide Communities Development Authority, 5.00% due 11/1/2024 (Cottage Health System)	A+/NR	200,000	237,778

California Statewide Communities Development Authority, 5.00% due 11/1/2025 (Cottage Health System)	A+/NR	135,000	159,758

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California Statewide Communities Development Authority, 5.00% due 5/15/2027 (Irvine East Campus Apartments)	NR/Baa1	500,000	603,045

California Statewide Communities Development Authority, 2.625% due 11/1/2033 (Southern California Edison Company)	A/Aa3	4,195,000	4,293,289

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	4,360,000	3,214,323

Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1) (ETM)	A-/NR	1,050,000	1,102,951

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	A-/NR	615,000	612,153

CDC Successor Agency of the City of Santee, 5.00% due 8/1/2023 (Redevelopment and Low and Moderate Income Housing; Insured: BAM)	AA/NR	500,000	581,655

CDC Successor Agency of the City of Santee, 5.00% due 8/1/2025 (Redevelopment and Low and Moderate Income Housing; Insured: BAM)	AA/NR	550,000	664,615

CDC Successor Agency of the City of Santee, 5.00% due 8/1/2027 (Redevelopment and Low and Moderate Income Housing; Insured: BAM)	AA/NR	1,000,000	1,219,520

Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)	AA/Aa3	500,000	544,710

Chabot-Las Positas Community College District GO, 4.00% due 8/1/2019 (Educational Facilities)	AA/Aa2	360,000	374,152

Chabot-Las Positas Community College District GO, 5.00% due 8/1/2020 (Educational Facilities)	AA/Aa2	485,000	527,244

Chabot-Las Positas Community College District GO, 5.00% due 8/1/2021 (Educational Facilities)	AA/Aa2	400,000	447,104

City and County of San Francisco COP, 5.00% due 11/1/2022 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa2	700,000	743,470

City of Antioch Public Financing Authority, 5.00% due 5/1/2022 (Municipal Facilities Project)	AA-/NR	500,000	566,315

City of Antioch Public Financing Authority, 5.00% due 5/1/2024 (Municipal Facilities Project)	AA-/NR	900,000	1,061,469

City of Burbank, 5.00% due 6/1/2018 (Burbank Water and Power System)	AA-/Aa3	360,000	365,407

City of Burbank, 5.00% due 6/1/2020 (Burbank Water and Power System)	AA-/Aa3	625,000	676,600

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	3,500,000	3,500,210

City of Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project) (ETM)	AA-/NR	1,300,000	1,400,659

City of Chula Vista COP, 5.00% due 10/1/2024 (Police Facility Project)	AA-/Aa3	1,700,000	2,039,218

City of Chula Vista Financing Authority, 5.00% due 5/1/2026 (Infrastructure, Facilities and Equipment)	AA-/NR	2,500,000	3,061,900

City of Chula Vista Financing Authority, 5.00% due 5/1/2027 (Infrastructure, Facilities and Equipment)	AA-/NR	1,000,000	1,239,690

City of Clovis, 5.00% due 3/1/2021 (Water System Facilities; Insured: BAM)	AA/A1	550,000	605,798

City of Clovis, 5.00% due 3/1/2022 (Water System Facilities; Insured: BAM)	AA/A1	720,000	813,190

City of Clovis, 5.00% due 3/1/2023 (Water System Facilities; Insured: BAM)	AA/A1	1,000,000	1,157,550

City of Folsom, 5.00% due 12/1/2018 (Community Facilities District No. 2)	A+/NR	965,000	995,523

City of Los Angeles COP, 3.00% due 11/1/2030 put 2/1/2018 (American Academy of Dramatic Arts; LOC: TD Bank, N.A.)	NR/Aa3	2,245,000	2,246,055

City of Los Angeles GO, 5.00% due 6/28/2018 (Cash Flow Management)	SP-1+/ Mig1	7,500,000	7,630,650

City of Manteca, 4.00% due 7/1/2018 (Water Supply System)	AA-/A1	550,000	557,024

City of Manteca, 4.00% due 12/1/2018 (Wastewater Quality Control Facility)	AA/Aa3	375,000	383,895

City of Manteca, 5.00% due 7/1/2019 (Water Supply System)	AA-/A1	400,000	420,368

City of Manteca, 5.00% due 7/1/2021 (Water Supply System)	AA-/A1	1,000,000	1,113,300

City of Manteca, 5.00% due 7/1/2023 (Water Supply System)	AA-/A1	650,000	737,613

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Porterville COP, 6.30% due 10/1/2018 (Public Service Capital Projects; Insured: AMBAC) (ETM)	NR/NR	245,000	253,778

City of Redding COP, 5.00% due 6/1/2020 pre-refunded 6/1/2018 (City Electric System; Insured: AGM)	NR/A2	1,445,000	1,466,530

City of Redding COP, 5.00% due 6/1/2020 (City Electric System; Insured: AGM)	NR/A2	1,055,000	1,070,804

City of San Jose Financing Authority, 5.00% due 6/1/2019 (Civic Center Project)	AA/Aa2	650,000	682,292

City of San Jose Financing Authority, 5.00% due 6/1/2020 (Civic Center Project)	AA/Aa2	600,000	648,648

City of San Jose Financing Authority, 4.00% due 6/1/2021 (Civic Center Project)	AA/Aa2	1,000,000	1,078,660

City of San Jose Financing Authority, 5.00% due 6/1/2022 (Civic Center Project)	AA/Aa2	745,000	849,725

City of San Jose Financing Authority, 5.00% due 6/1/2023 (Civic Center Project)	AA/Aa2	1,000,000	1,167,640

City of San Jose Financing Authority, 5.00% due 6/1/2024 (Civic Center Project)	AA/Aa2	750,000	873,622

City of Torrance, 5.00% due 9/1/2020 (Torrance Memorial Medical Center)	BBB+/A3	1,155,000	1,245,968

County of El Dorado Community Facilities District, 5.00% due 9/1/2019 (El Dorado Hills Development)	A/NR	1,700,000	1,792,616

County of Los Angeles GO, 5.00% due 6/29/2018 (Fiscal Year 2017-2018 Expenditures)	SP-1+/Mig1	7,000,000	7,123,620

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	AA/NR	1,000,000	1,078,850

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	AA/NR	2,500,000	2,772,250

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	AA/NR	1,000,000	1,137,370

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	AA/NR	1,000,000	1,164,270

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	AA/NR	500,000	594,130

County of Monterey COP, 5.25% due 8/1/2021 (Natividad Medical Center; Insured: AGM)	AA/Aa3	3,700,000	3,973,282

Delano Financing Authority, 5.00% due 12/1/2018 (Police Station and Capital Improvements)	A-/NR	1,135,000	1,169,856

Delano Financing Authority, 5.00% due 12/1/2019 (Police Station and Capital Improvements)	A-/NR	1,195,000	1,267,895

Desert Sands USD COP, 4.00% due 3/1/2019 (Educational Facilities; Insured: BAM)	AA/A1	1,000,000	1,028,300

Desert Sands USD COP, 5.00% due 3/1/2020 (Educational Facilities; Insured: BAM)	AA/A1	700,000	749,259

Desert Sands USD COP, 5.00% due 3/1/2021 (Educational Facilities; Insured: BAM)	AA/A1	1,080,000	1,188,508

Downey Public Financing Authority, 5.00% due 12/1/2025 (Public Capital Improvements)	AA-/NR	450,000	547,583

Downey Public Financing Authority, 5.00% due 12/1/2026 (Public Capital Improvements)	AA-/NR	675,000	832,700

Downey Public Financing Authority, 5.00% due 12/1/2027 (Public Capital Improvements)	AA-/NR	320,000	399,392

East Bay Municipal Utility District, 1.72% due 6/1/2038 put 1/8/2018 (Water System Capital Improvements; SPA: U.S. Bank, N.A.) (weekly demand notes)	AAA/Aa1	560,000	560,000

East Bay Municipal Utility District, 1.72% due 6/1/2038 put 1/8/2018 (Water System Capital Improvements; SPA: U.S. Bank, N.A.) (weekly demand notes)	AAA/Aa1	1,425,000	1,425,000

El Dorado Irrigation District COP, 5.00% due 3/1/2025 (Water System Capital Improvements)	AA-/Aa3	1,200,000	1,455,996

El Dorado Irrigation District COP, 5.00% due 3/1/2026 (Water System Capital Improvements)	AA-/Aa3	1,500,000	1,853,790

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Elk Grove Finance Authority, 4.00% due 9/1/2020 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	575,000	609,408

Elk Grove Finance Authority, 5.00% due 9/1/2021 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	450,000	501,296

Elk Grove Finance Authority, 5.00% due 9/1/2025 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	750,000	906,697

Emeryville Redevelopment Agency, 5.00% due 9/1/2022 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,775,000	3,180,955

Emeryville Redevelopment Agency, 5.00% due 9/1/2023 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,420,000	2,833,554

Emeryville Redevelopment Agency, 5.00% due 9/1/2024 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	3,900,000	4,655,703

Folsom Cordova USD COP, 5.00% due 4/1/2021 (Educational Facilities; Insured: AGM)	AA/NR	1,000,000	1,102,710

Fresno County USD GO, 5.90% due 8/1/2018 (Educational Facilities; Insured: Natl-Re)	A+/A3	630,000	645,807

Fresno County USD GO, 5.90% due 8/1/2019 (Educational Facilities; Insured: Natl-Re)	A+/A3	675,000	719,375

Fresno County USD GO, 5.00% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	A+/A3	2,510,000	2,675,710

Fresno County USD GO, 5.90% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	A+/A3	720,000	794,599

Government of Guam, 5.00% due 11/15/2023 (Various Capital Projects)	A/NR	1,250,000	1,409,825

Government of Guam, 5.00% due 11/15/2025 (Various Capital Projects)	A/NR	4,175,000	4,796,198

Guam Power Authority, 5.00% due 10/1/2021 (Electric Power System; Insured: AGM)	AA/A2	1,275,000	1,399,708

Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System)	BBB/Baa2	1,230,000	1,440,207

Guam Power Authority, 5.00% due 10/1/2028 (Electric Power System)	BBB/Baa2	2,580,000	3,001,882

Guam Waterworks Authority, 5.00% due 7/1/2021 (Water and Wastewater System)	A-/Baa2	300,000	326,415

Guam Waterworks Authority, 5.00% due 7/1/2022 (Water and Wastewater System)	A-/Baa2	350,000	388,266

Guam Waterworks Authority, 5.00% due 7/1/2023 (Water and Wastewater System)	A-/Baa2	500,000	563,165

Guam Waterworks Authority, 5.00% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	350,000	399,228

Guam Waterworks Authority, 5.00% due 7/1/2025 (Water and Wastewater System)	A-/Baa2	350,000	403,071

Guam Waterworks Authority, 5.00% due 7/1/2026 (Water and Wastewater System)	A-/Baa2	510,000	591,151

Guam Waterworks Authority, 5.00% due 7/1/2027 (Water and Wastewater System)	A-/Baa2	375,000	437,108

Hacienda La Puente USD COP, 4.00% due 6/1/2018 (Educational Facilities; Insured: AGM)	AA/A1	705,000	712,184

Hacienda La Puente USD COP, 5.00% due 6/1/2019 (Educational Facilities; Insured: AGM)	AA/A1	875,000	915,329

Hacienda La Puente USD COP, 5.00% due 6/1/2020 (Educational Facilities; Insured: AGM)	AA/A1	740,000	797,986

Hacienda La Puente USD COP, 5.00% due 6/1/2022 (Educational Facilities; Insured: AGM)	AA/A1	575,000	652,683

Hacienda La Puente USD COP, 5.00% due 6/1/2023 (Educational Facilities; Insured: AGM)	AA/A1	1,535,000	1,781,137

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hacienda La Puente USD COP, 5.00% due 6/1/2024 (Educational Facilities; Insured: AGM)	AA/A1	880,000	1,041,586

Hacienda La Puente USD COP, 5.00% due 6/1/2025 (Educational Facilities; Insured: AGM)	AA/A1	1,300,000	1,561,417

Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/NR	1,335,000	1,354,972

Irvine Ranch Water District, 1.60% due 10/1/2041 put 1/2/2018 (Water and Sewer System Improvements; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	5,600,000	5,600,000

Irvine USD, 1.60% due 9/1/2054 put 1/2/2018 (Community Facilities District No. 09-1; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	4,700,000	4,700,000

Irvine USD, 1.60% due 9/1/2056 put 1/2/2018 (Community Facilities District No. 09-1; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	5,600,000	5,600,000

Jurupa Public Financing Authority, 4.00% due 9/1/2018 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	320,000	325,581

Jurupa Public Financing Authority, 4.50% due 9/1/2018 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	870,000	885,756

Jurupa Public Financing Authority, 4.50% due 9/1/2019 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	905,000	943,580

Jurupa Public Financing Authority, 4.50% due 9/1/2020 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	945,000	1,013,796

Kern High School District GO, 4.00% due 8/1/2018 (Insured: AGM)	AA-/Aa2	500,000	507,540

La Quinta Redevelopment Agency, 5.00% due 9/1/2021 (Redevelopment Project Areas No. 1 and 2)	AA-/NR	1,000,000	1,120,410

La Quinta Redevelopment Agency, 5.00% due 9/1/2022 (Redevelopment Project Areas No. 1 and 2)	AA-/NR	2,000,000	2,297,420

La Quinta Redevelopment Agency, 5.00% due 9/1/2023 (Redevelopment Project Areas No. 1 and 2)	AA-/NR	1,500,000	1,763,400

Lodi Public Financing Authority, 5.00% due 10/1/2020 (City Police Building and Jail)	A+/NR	965,000	1,050,557

Lodi Public Financing Authority, 5.00% due 10/1/2021 (City Police Building and Jail)	A+/NR	1,020,000	1,138,830

Lodi Public Financing Authority, 5.00% due 10/1/2022 (City Police Building and Jail)	A+/NR	1,040,000	1,170,842

Lodi Public Financing Authority, 5.00% due 10/1/2023 (City Police Building and Jail)	A+/NR	1,120,000	1,255,072

Los Angeles Community College District GO, 5.00% due 8/1/2026 (Facilities Projects)	AA+/Aa1	1,000,000	1,248,780

Los Angeles Community College District GO, 5.00% due 8/1/2027 (Facilities Projects)	AA+/Aa1	1,000,000	1,265,270

Los Angeles County Metropolitan Transportation Authority, 5.00% due 7/1/2028 (Rail Transit System Improvements)	AAA/Aa1	5,620,000	7,076,929

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/Aa2	2,060,000	2,103,590

Los Angeles County Schools Pooled Financing Program COP, 5.00% due 6/1/2022 (Compton USD; Insured: AGM)	AA/A2	1,500,000	1,699,920

Los Angeles County Schools Regionalized Business Services Corp. COP, 0% due 8/1/2021 (Insured: AMBAC)	NR/NR	2,135,000	1,974,234

Los Angeles Department of Airports, 5.50% due 5/15/2018 (Los Angeles International Airport) (AMT)	AA/Aa3	2,000,000	2,029,620

Los Angeles Department of Water and Power, 5.00% due 7/1/2024 (Power System Capital Improvements)	AA-/Aa2	1,000,000	1,201,420

Los Angeles Department of Water and Power, 5.00% due 7/1/2025 (Power System Capital Improvements)	AA-/Aa2	500,000	612,885

Los Angeles Department of Water and Power, 5.00% due 7/1/2026 (Power System Capital Improvements)	AA-/Aa2	300,000	369,927

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	2,000,000	2,073,200

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	2,750,000	3,152,627

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,525,840

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	NR/Aa2	8,950,000	10,518,756

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,600,180

Lynwood USD GO, 5.00% due 8/1/2023 (Insured: AGM)	AA/A2	1,000,000	1,169,660

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/A2	500,000	508,550

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/A2	870,000	905,539

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2020 (Educational Facilities; Insured: AGM)	AA/A2	1,425,000	1,546,424

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2021 (Educational Facilities; Insured: AGM)	AA/A2	750,000	836,340

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2023 (Educational Facilities; Insured: AGM)	AA/A2	500,000	583,100

Mark West Union School District GO, 4.125% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA/A3	1,275,000	1,277,550

Milpitas Redevelopment Agency, 5.00% due 9/1/2025 (Redevelopment Project Area No. 1)	AA-/NR	2,300,000	2,809,726

Modesto Irrigation District, 5.00% due 7/1/2022 (San Joaquin Valley Electric System)	A+/A2	1,000,000	1,138,960

Moreno Valley Public Financing Authority, 5.00% due 11/1/2024 (Public Improvements)	A+/NR	1,455,000	1,728,162

Municipal Improvement Corp. of Los Angeles, 5.00% due 3/1/2018 (Capital Equipment)	AA-/Aa3	4,765,000	4,793,495

Murrieta Valley USD Public Financing Authority GO, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	1,080,000	1,269,648

Natomas USD GO, 5.00% due 8/1/2024 (Insured: BAM)	AA/A1	2,425,000	2,826,628

North City West School Facilities Financing Authority, 5.00% due 9/1/2021 (Carmel Valley; Insured: AGM)	AA/NR	2,155,000	2,403,084

North City West School Facilities Financing Authority, 5.00% due 9/1/2022 (Carmel Valley; Insured: AGM)	AA/NR	2,260,000	2,579,722

Northern California Power Agency, 5.00% due 7/1/2018 (Hydroelectric Project)	A+/Aa3	1,250,000	1,271,475

Northern California Power Agency, 5.00% due 6/1/2019 (Lodi Energy Center)	A-/A1	2,340,000	2,448,857

Oakland USD GO, 5.00% due 8/1/2022 (County of Alameda Educational Facilities)	AA-/Aa3	745,000	854,597

Oakland USD GO, 5.00% due 8/1/2023 (County of Alameda Educational Facilities)	AA-/Aa3	700,000	822,017

Oakland USD GO, 5.00% due 8/1/2025 (County of Alameda Educational Facilities)	AA-/Aa3	1,300,000	1,586,221

Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)	AA/A2	2,000,000	1,936,960

Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)	A/A2	2,850,000	2,621,458

Pasadena USD GO, 5.00% due 8/1/2024 (Educational Facilities Improvements)	A+/Aa2	250,000	299,928

Pasadena USD GO, 5.00% due 8/1/2024 (2019 Crossover)	A+/Aa2	800,000	959,768

Pasadena USD GO, 5.00% due 8/1/2025 (Educational Facilities Improvements)	A+/Aa2	365,000	446,519

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pasadena USD GO, 5.00% due 8/1/2025 (2019 Crossover)	A+/Aa2	1,000,000	1,223,340

Pasadena USD GO, 5.00% due 8/1/2026 (Educational Facilities Improvements)	A+/Aa2	500,000	622,595

Pasadena USD GO, 5.00% due 8/1/2026 (2019 Crossover)	A+/Aa2	1,000,000	1,245,190

Pomona Public Financing Authority, 2.00% due 6/1/2018 (Facilities Improvements)	A+/NR	500,000	501,140

Pomona Public Financing Authority, 3.00% due 6/1/2020 (Facilities Improvements)	A+/NR	250,000	258,243

Pomona Public Financing Authority, 4.00% due 6/1/2024 (Facilities Improvements; Insured: AGM)	AA/NR	450,000	508,230

Pomona Public Financing Authority, 4.00% due 6/1/2026 (Facilities Improvements; Insured: AGM)	AA/NR	275,000	317,152

Pomona USD GO, 6.10% due 2/1/2020 (Educational Facilities Improvements; Insured: Natl-Re)	A/A3	465,000	506,087

Port of Oakland, 5.00% due 11/1/2020 (AMT)	A/A2	4,810,000	5,228,229

Rancho Santa Fe Community Services District Financing Authority, 3.00% due 9/1/2018	A-/NR	1,055,000	1,065,149

Rancho Santa Fe Community Services District Financing Authority, 3.00% due 9/1/2019	A-/NR	750,000	766,140

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2020	A-/NR	1,000,000	1,059,840

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2021	A-/NR	550,000	593,285

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2022	A-/NR	475,000	520,396

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2023	A-/NR	650,000	722,924

Rancho Santa Fe Community Services District Financing Authority, 5.00% due 9/1/2024	A-/NR	750,000	888,105

Rancho Santa Fe Community Services District Financing Authority, 5.00% due 9/1/2025	A-/NR	1,745,000	2,093,145

Rancho Santa Fe Community Services District Financing Authority, 5.00% due 9/1/2026	A-/NR	915,000	1,106,381

Redevelopment Agency of the City and County of San Francisco, 5.00% due 6/1/2020 (Yerba Buena Center Redevelopment Project Area; Insured: AGM)	AA/A1	1,730,000	1,867,691

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2023 (Merged Project Area; Insured: BAM)	AA/NR	550,000	643,990

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2024 (Merged Project Area; Insured: BAM)	AA/NR	500,000	596,885

Ridgecrest Redevelopment Agency, 5.25% due 6/30/2018 (Redevelopment Project)	A-/NR	1,050,000	1,063,965

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2019 (Redevelopment Project)	A-/NR	1,050,000	1,093,795

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2020 (Redevelopment Project)	A-/NR	1,040,000	1,113,351

Riverside County Infrastructure Financing Authority, 4.00% due 11/1/2018 (Capital Improvement Projects)	AA-/NR	1,000,000	1,021,480

Riverside County Infrastructure Financing Authority, 4.00% due 11/1/2019 (Capital Improvement Projects)	AA-/NR	1,700,000	1,775,378

Riverside County Infrastructure Financing Authority, 5.00% due 11/1/2020 (Capital Improvement Projects)	AA-/NR	605,000	659,880

Riverside County Infrastructure Financing Authority, 5.00% due 11/1/2021 (Capital Improvement Projects)	AA-/NR	500,000	559,900

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Riverside County Palm Desert Financing Authority, 6.00% due 5/1/2022 pre-refunded 5/1/2018 (Palm Desert Sheriff’s Station Facilities)	AA-/A1	2,600,000	2,639,416

Riverside County Public Financing Authority, 5.00% due 11/1/2019 (Capital Facilities Project)	AA-/NR	2,000,000	2,124,580

Riverside County Public Financing Authority, 4.00% due 11/1/2020 (Capital Facilities Project)	AA-/NR	465,000	495,857

Riverside County Public Financing Authority, 5.00% due 11/1/2021 (Capital Facilities Project)	AA-/NR	1,000,000	1,125,330

Riverside County Public Financing Authority, 5.00% due 11/1/2025 (Capital Facilities Project)	AA-/NR	1,000,000	1,219,590

Riverside USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	950,000	999,029

Riverside USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	215,000	245,416

Riverside USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	680,000	806,616

Riverside USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	350,000	417,403

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2021 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	830,000	914,203

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2022 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	775,000	875,308

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2023 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	815,000	943,403

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2024 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	765,000	904,689

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2025 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	2,175,000	2,545,903

Sacramento City USD GO, 5.00% due 7/1/2018 (Educational Facilities Improvements; Insured: AGM)	AA/NR	360,000	366,437

Sacramento City USD GO, 4.00% due 7/1/2019 (Educational Facilities Improvements)	A+/Aa3	5,455,000	5,653,344

Sacramento City USD GO, 5.00% due 7/1/2019 (Educational Facilities Improvements; Insured: AGM)	AA/NR	635,000	667,531

Sacramento City USD GO, 5.00% due 7/1/2020 (Educational Facilities Improvements; Insured: AGM)	AA/NR	500,000	542,430

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/NR	400,000	446,184

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/Aa3	3,600,000	4,014,360

Sacramento City USD GO, 5.00% due 7/1/2022 (Educational Facilities Improvements; Insured: AGM)	AA/NR	700,000	800,856

Sacramento Cogeneration Authority, 5.00% due 7/1/2019 (Procter & Gamble Project)	AA/Aa3	625,000	657,206

Salinas Valley Solid Waste Authority, 5.00% due 8/1/2023 (Insured: AGM) (AMT)	AA/A2	1,530,000	1,757,159

San Diego Redevelopment Agency, 0% due 9/1/2019 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,910,000	1,852,452

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa2	1,390,000	1,525,622

San Diego USD GO, 5.00% due 7/1/2023 (Educational System Capital Projects)	AA-/Aa2	5,000,000	5,867,750

San Diego USD GO, 5.00% due 7/1/2024 (Educational System Capital Projects)	AA-/Aa2	3,000,000	3,567,600

San Francisco City and County Airports Commission, 5.00% due 5/1/2026 (San Francisco International Airport)	A+/A1	5,000,000	6,188,550

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	5,000,000	4,712,900

San Mateo County Joint Powers Financing Authority, 5.00% due 7/15/2018 (County Capital Projects)	AA+/Aa1	800,000	815,680

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2021 (Maple Street Correctional Center)	AA+/Aa1	410,000	457,335

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2022 (Maple Street Correctional Center)	AA+/Aa1	1,000,000	1,145,470

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2023 (Maple Street Correctional Center)	AA+/Aa1	585,000	686,737

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aaa	2,000,000	1,948,400

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	NR/A3	1,000,000	1,024,010

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	NR/A3	1,000,000	1,023,560

Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re)	A+/A3	2,035,000	1,932,741

Santa Clara County Financing Authority, 5.00% due 5/15/2025 (Multiple Facilities Projects)	AA+/NR	6,755,000	8,229,549

Santa Margarita Water District, 5.00% due 9/1/2026 (Talega Community Facilities)	A/NR	450,000	553,239

Santa Margarita Water District, 5.00% due 9/1/2027 (Talega Community Facilities)	A/NR	600,000	746,664

Semitropic Water Storage Improvement District, 5.00% due 12/1/2019 (Irrigation Water System; Insured: AGM)	AA/NR	700,000	745,843

Semitropic Water Storage Improvement District, 5.00% due 12/1/2022 (Irrigation Water System; Insured: AGM)	AA/A2	400,000	462,344

Semitropic Water Storage Improvement District, 5.00% due 12/1/2023 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	591,485

Semitropic Water Storage Improvement District, 5.00% due 12/1/2024 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	603,530

Semitropic Water Storage Improvement District, 5.00% due 12/1/2024 (Irrigation Water System; Insured: AGM)	AA/NR	120,000	144,847

Semitropic Water Storage Improvement District, 5.00% due 12/1/2025 (Irrigation Water System; Insured: AGM)	AA/A2	1,110,000	1,363,457

Semitropic Water Storage Improvement District, 5.00% due 12/1/2025 (Irrigation Water System; Insured: AGM)	AA/NR	165,000	202,676

Semitropic Water Storage Improvement District, 5.00% due 12/1/2026 (Irrigation Water System; Insured: AGM)	AA/NR	340,000	423,813

Semitropic Water Storage Improvement District, 5.00% due 12/1/2027 (Irrigation Water System; Insured: AGM)	AA/NR	225,000	284,024

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities) (ETM)	SP-1+/ NR	5,000,000	5,058,050

Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2018 (Insured: AMBAC) (AMT)	AA-/Aa3	2,000,000	2,006,020

Southern California Public Power Authority, 2.00% due 7/1/2036 (Magnolia Power Project A)	AA-/NR	3,000,000	3,022,350

Southwestern Community College District GO, 4.00% due 8/1/2022	AA-/Aa2	265,000	292,223

Southwestern Community College District GO, 4.00% due 8/1/2023	AA-/Aa2	280,000	313,970

Southwestern Community College District GO, 4.00% due 8/1/2024	AA-/Aa2	390,000	443,773

Southwestern Community College District GO, 4.00% due 8/1/2025	AA-/Aa2	325,000	374,686

Southwestern Community College District GO, 4.00% due 8/1/2026	AA-/Aa2	410,000	478,204

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	2,330,000	2,372,243

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	670,000	682,147

State of California GO, 4.75% due 9/1/2018 (Various Capital Projects; Insured: AGM)	AA/Aa3	70,000	70,395

State of California GO, 5.00% due 9/1/2020 (Various Capital Projects)	AA-/Aa3	2,000,000	2,175,340

Successor Agency to the City of Colton Redevelopment Agency, 5.00% due 8/1/2021 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	940,000	1,047,564

Successor Agency to the City of Colton Redevelopment Agency, 5.00% due 8/1/2023 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	925,000	1,081,935

Successor Agency to the City of Colton Redevelopment Agency, 5.00% due 8/1/2025 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	950,000	1,149,462

Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2023 (Multiple Redevelopment Project Areas)	AA-/NR	1,735,000	2,032,500

Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2024 (Multiple Redevelopment Project Areas)	AA-/NR	1,250,000	1,489,625

Successor Agency to the City of San Diego Redevelopment Agency, 5.00% due 9/1/2025 (Multiple Redevelopment Project Areas)	AA/NR	2,745,000	3,348,955

Successor Agency to the City of San Diego Redevelopment Agency, 5.00% due 9/1/2026 (Multiple Redevelopment Project Areas)	AA/NR	1,500,000	1,824,075

Successor Agency to the Commerce Community Development Commission, 5.00% due 8/1/2027 (Multiple Redevelopment Project Areas; Insured: AGM)	AA/NR	1,760,000	2,144,824

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2019 (Las Pulgas Community Development Project)	A+/NR	400,000	423,152

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2020 (Las Pulgas Community Development Project)	A+/NR	325,000	353,724

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2021 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	1,250,000	1,396,587

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2022 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	900,000	1,029,501

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2025 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	500,000	605,510

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2024 (Merged Redevelopment Project Areas)	A+/NR	600,000	711,720

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2025 (Merged Redevelopment Project Areas)	A+/NR	450,000	542,246

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2026 (Merged Redevelopment Project Areas)	A+/NR	550,000	672,282

Successor Agency to the Fontana Redevelopment Agency, 5.00% due 10/1/2026 (Multiple Redevelopment Project Areas)	AA/NR	3,000,000	3,732,270

Successor Agency to the Fontana Redevelopment Agency, 5.00% due 10/1/2027 (Multiple Redevelopment Project Areas)	AA/NR	4,130,000	5,205,245

Successor Agency to the Poway Redevelopment Agency, 5.00% due 6/15/2025 (Paguay Redevelopment Project)	AA-/NR	4,665,000	5,589,883

Successor Agency to the Rancho Cucamonga Redevelopment Project, 5.00% due 9/1/2023 (Rancho Redevelopment Project Area; Insured: AGM)	AA/NR	1,000,000	1,166,200

Successor Agency to the Rancho Cucamonga Redevelopment Project, 5.00% due 9/1/2024 (Rancho Redevelopment Project Area: Insured: AGM)	AA/NR	2,000,000	2,377,880

Successor Agency to the Redevelopment Agency of the City and County of San Francisco, 5.00% due 8/1/2019 (San Francisco Redevelopment Projects)	AA-/NR	2,050,000	2,161,438

Successor Agency to the Redevelopment Agency of the City and County of San Francisco, 5.00% due 8/1/2020 (San Francisco Redevelopment Projects)	AA-/NR	1,685,000	1,831,325

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Successor Agency to the Redevelopment Agency of the City and County of San Francisco, 5.00% due 8/1/2021 (San Francisco Redevelopment Projects)	AA-/NR	1,000,000	1,118,130

Successor Agency to the Redevelopment Agency of the City of San Mateo, 5.00% due 8/1/2025 (Multiple Redevelopment Project Areas)	AA-/NR	425,000	521,943

Successor Agency to the Redevelopment Agency of the City of Stockton, 5.00% due 9/1/2025 (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM)	AA/NR	1,900,000	2,277,587

Successor Agency to the Redevelopment Agency of the City of Stockton, 5.00% due 9/1/2026 (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM)	AA/NR	1,000,000	1,213,530

Successor Agency to the Redevelopment Agency of the City of Stockton, 5.00% due 9/1/2027 (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM)	AA/NR	1,000,000	1,204,810

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2022 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	400,000	456,012

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2023 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	400,000	466,480

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2024 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	450,000	532,863

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2020 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	745,000	812,102

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2021 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	680,000	761,321

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2022 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	1,190,000	1,364,728

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2023 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	450,000	527,166

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2024 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	620,000	740,243

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2025 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	405,000	491,755

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2026 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	745,000	917,415

Temecula Valley USD Financing Authority, 5.00% due 9/1/2018 (Educational Facilities; Insured: BAM)	AA/NR	325,000	331,841

Temecula Valley USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	375,000	393,405

Temecula Valley USD Financing Authority, 5.00% due 9/1/2020 (Educational Facilities; Insured: BAM)	AA/NR	400,000	434,084

Temecula Valley USD Financing Authority, 5.00% due 9/1/2021 (Educational Facilities; Insured: BAM)	AA/NR	515,000	574,287

Temecula Valley USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	275,000	313,904

Temecula Valley USD Financing Authority, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	300,000	349,860

Temecula Valley USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	300,000	355,860

Temecula Valley USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	300,000	357,774

Trustees of the California State University, 5.00% due 11/1/2026 (Educational Facilities Improvements)	AA-/Aa2	1,000,000	1,244,680

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	1,690,000	1,690,000

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Turlock Irrigation District, 5.00% due 1/1/2019	AA-/A2	1,000,000	1,035,230

Turlock Irrigation District, 5.00% due 1/1/2025	A+/NR	1,000,000	1,210,150

Turlock Irrigation District, 5.00% due 1/1/2026	A+/NR	1,000,000	1,232,250

Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	A/A1	2,000,000	1,945,460

Upper Lake Union High School District GO, 0% due 8/1/2020 (Insured: Natl-Re)	NR/A3	1,050,000	954,639

Ventura County Public Financing Authority, 5.00% due 11/1/2023 (Office Building Purchase and Improvements)	AA+/Aa1	500,000	591,780

Ventura County Public Financing Authority, 5.00% due 11/1/2024 (Office Building Purchase and Improvements)	AA+/Aa1	1,060,000	1,249,411

Vista Redevelopment Agency, 5.00% due 9/1/2019 (Vista Redevelopment Project; Insured: AGM)	AA/NR	300,000	317,259

Vista Redevelopment Agency, 5.00% due 9/1/2020 (Vista Redevelopment Project; Insured: AGM)	AA/NR	275,000	299,032

Vista Redevelopment Agency, 5.00% due 9/1/2021 (Vista Redevelopment Project; Insured: AGM)	AA/NR	265,000	296,008

Vista Redevelopment Agency, 5.00% due 9/1/2022 (Vista Redevelopment Project; Insured: AGM)	AA/NR	335,000	383,361

Vista Redevelopment Agency, 5.00% due 9/1/2023 (Vista Redevelopment Project; Insured: AGM)	AA/NR	400,000	468,824

Walnut Improvement Agency, 4.00% due 3/1/2018 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,004,350

Walnut Improvement Agency, 5.00% due 3/1/2019 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	400,000	416,568

Westminster Redevelopment Agency, 5.00% due 8/1/2024 (Commercial Redevelopment Project No. 1; Insured: AGM)	AA/A2	1,205,000	1,228,377

TOTAL INVESTMENTS — 98.80% (Cost $599,591,661)			$613,145,936

OTHER ASSETS LESS LIABILITIES — 1.20%			7,456,695

NET ASSETS — 100.00%			$620,602,631

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GO	General Obligation

HFFA	Health Facilities Financing Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

USD	Unified School District

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2017 (Unaudited)

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$613,145,936	$-	$613,145,936	$-

Total Investments in Securities	$613,145,936	$-	$613,145,936	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ending December 31, 2017.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$599,591,661

Gross unrealized appreciation on a tax basis	$14,963,650
Gross unrealized depreciation on a tax basis	(1,409,375)

Net unrealized appreciation (depreciation) on investments (tax basis)	$13,554,275

16

SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

MUNICIPAL BONDS — 98.59%

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2021 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	$1,760,000	$1,848,546

Albuquerque Bernalillo County Water Utility Authority, 5.50% due 7/1/2025 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	1,000,000	1,057,670

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (2005 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	2,000,000	2,361,040

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 pre-refunded 7/1/2018 (San Juan-Chama Drinking Water Project)	AA+/Aa2	1,420,000	1,445,177

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2031 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	500,000	591,315

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	1,000,000	1,178,870

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,585,000	3,771,814

Albuquerque Municipal School District No. 12 GO, 4.00% due 8/1/2029 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,300,000	1,407,250

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2031 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,000,000	1,199,600

Bernalillo County, 5.00% due 4/1/2021 (Government Services; Insured: Natl-Re)	AAA/Aa2	2,455,000	2,594,788

Bernalillo County, 5.25% due 10/1/2022 (Government Services; Insured: AMBAC)	AAA/Aa2	3,170,000	3,671,367

Bernalillo County, 5.25% due 10/1/2023 (Government Services; Insured: AMBAC)	AAA/Aa2	1,275,000	1,512,469

Bernalillo County, 5.25% due 10/1/2025 (Government Services; Insured: AMBAC)	AAA/Aa2	3,850,000	4,755,905

Bernalillo County, 5.25% due 4/1/2027 (Government Services)	AAA/Aa2	300,000	362,826

Bernalillo County, 5.70% due 4/1/2027 (Government Services)	AAA/Aa2	3,000,000	3,725,160

Bernalillo County, 5.70% due 4/1/2027 (Government Services; Insured: Natl-Re)	AAA/Aa2	815,000	1,008,978

Carlsbad Municipal School District GO, 5.00% due 8/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,000,000	1,020,160

Carlsbad Municipal School District GO, 5.00% due 8/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,650,000	1,927,085

Central New Mexico Community College GO, 5.00% due 8/15/2020 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,375,000	1,492,838

Central New Mexico Community College GO, 5.00% due 8/15/2021 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,435,000	1,599,867

Central New Mexico Community College GO, 5.00% due 8/15/2022 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,100,000	1,257,344

Central New Mexico Community College GO, 4.00% due 8/15/2023 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,920,000	2,063,040

Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/NR	360,000	394,657

Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/NR	355,000	400,312

City of Albuquerque, 5.00% due 7/1/2021 (Lodgers’ Tax Obligation Reserve Fund)	AAA/Aa2	1,340,000	1,407,214

City of Albuquerque, 5.00% due 7/1/2021 (Lodgers’ Tax Obligation Reserve Fund)	AAA/Aa2	3,000,000	3,150,480

City of Albuquerque, 5.00% due 7/1/2025 (I-25/Paseo del Norte Interchange)	AAA/Aa2	540,000	627,561

City of Albuquerque, 5.00% due 7/1/2027 (I-25/Paseo del Norte Interchange)	AAA/Aa2	555,000	640,292

City of Albuquerque, 5.00% due 7/1/2033 (City Infrastructure Improvements)	AAA/Aa2	1,100,000	1,293,457

City of Albuquerque, 5.00% due 7/1/2034 (City Infrastructure Improvements)	AAA/Aa2	1,200,000	1,407,444

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Albuquerque GO, 5.00% due 7/1/2023 (City Infrastructure Improvements)	AAA/Aa1	1,360,000	1,589,813

City of Albuquerque GO, 5.00% due 7/1/2026 (City Infrastructure Improvements)	AAA/Aa1	870,000	1,080,644

City of Farmington, 5.125% due 6/1/2018 (San Juan Regional Medical Center)	NR/A3	570,000	571,385

City of Farmington, 5.125% due 6/1/2019 (San Juan Regional Medical Center)	NR/A3	645,000	646,567

City of Farmington, 5.00% due 6/1/2022 (San Juan Regional Medical Center)	A-/A3	2,825,000	2,832,712

City of Farmington, 4.70% due 5/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	965,000	1,027,484

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	4,000,000	4,258,960

City of Farmington, 1.875% due 4/1/2029 put 4/1/2020 (Southern California Edison Co.-Four Corners Project)	A/Aa3	3,000,000	2,989,170

City of Gallup, 5.125% due 6/1/2019 (City Infrastructure Improvements)	NR/NR	310,000	321,820

City of Las Cruces, 4.00% due 6/1/2021 (Joint Utility System)	NR/Aa2	100,000	107,555

City of Las Cruces, 5.00% due 6/1/2021 (NMFA Loan)	NR/Aa3	730,000	783,969

City of Las Cruces, 4.00% due 6/1/2022 (Joint Utility System)	NR/Aa2	670,000	732,826

City of Las Cruces, 5.00% due 6/1/2022 (NMFA Loan)	NR/Aa3	765,000	822,123

City of Las Cruces, 4.00% due 6/1/2023 (Joint Utility System)	NR/Aa2	695,000	770,838

City of Las Cruces, 5.00% due 6/1/2023 (NMFA Loan)	NR/Aa3	800,000	859,344

City of Las Cruces, 5.00% due 6/1/2024 (NMFA Loan)	NR/Aa3	840,000	901,891

City of Las Cruces, 4.00% due 6/1/2025 (Joint Utility System)	NR/Aa2	750,000	851,730

City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,000,000	2,141,000

City of Las Cruces, 5.00% due 6/1/2037 (NMFA Loan)	NR/Aa3	5,000,000	5,330,550

City of Roswell, 5.00% due 6/1/2026 (Joint Water and Sewer Improvement; Insured: BAM)	AA/A1	830,000	999,071

City of Roswell, 5.00% due 6/1/2035 (Joint Water and Sewer Improvement; lnsured: BAM)	AA/A1	580,000	672,667

City of Roswell, 5.00% due 6/1/2036 (Joint Water and Sewer Improvement; Insured: BAM)	AA/A1	640,000	741,734

City of Santa Fe, 4.50% due 5/15/2027 (El Castillo Retirement Residences)	BBB-/NR	3,275,000	3,394,341

City of Santa Fe, 5.00% due 5/15/2034 (El Castillo Retirement Residences)	BBB-/NR	1,465,000	1,535,657

City of Santa Fe GRT, 5.00% due 6/1/2028 (Public Facilities)	AA+/NR	930,000	1,091,578

City of Santa Fe GRT, 5.00% due 6/1/2029 (Public Facilities)	AA+/NR	950,000	1,111,320

Colfax County, 5.00% due 9/1/2019 (Government Center Facility) (ETM)	A-/NR	240,000	244,778

Colfax County, 5.50% due 9/1/2029 pre-refunded 9/1/2019 (Government Center Facility)	A-/NR	2,510,000	2,669,787

County of Los Alamos, 4.875% due 6/1/2018 (Public Facilities)	AA+/A1	500,000	506,800

County of Los Alamos, 5.50% due 6/1/2018 (Public Facilities)	AA+/A1	1,000,000	1,016,150

County of Los Alamos, 5.625% due 6/1/2023 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	1,000,000	1,017,120

County of Los Alamos, 5.75% due 6/1/2024 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	3,000,000	3,052,890

County of Los Alamos, 5.75% due 6/1/2025 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	1,000,000	1,017,630

Farmington Municipal School District No. 5 GO, 5.00% due 9/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	600,000	632,382

Government of Guam, 5.375% due 12/1/2024 pre-refunded 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	2,000,000	2,139,560

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Government of Guam, 5.00% due 11/15/2031 (Various Capital Projects)	A/NR	2,500,000	2,802,575

Government of Guam, 5.00% due 11/15/2033 (Various Capital Projects)	A/NR	2,500,000	2,792,200

Grant County, 5.50% due 7/1/2020 (State Dept. of Health-Ft. Bayard Project)	AA-/Aa2	1,565,000	1,595,596

Grant County, 5.50% due 7/1/2021 (State Dept. of Health-Ft. Bayard Project)	AA-/Aa2	1,655,000	1,687,935

Grant County, 5.50% due 7/1/2022 (State Dept. of Health-Ft. Bayard Project)	AA-/Aa2	1,745,000	1,780,685

Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,226,800

Guam Power Authority, 5.00% due 10/1/2034 (Electric Power System)	BBB/Baa2	1,825,000	2,068,930

Guam Waterworks Authority, 5.00% due 7/1/2035 (Water and Wastewater System)	A-/Baa2	1,000,000	1,128,050

Guam Waterworks Authority, 5.00% due 7/1/2037 (Water and Wastewater System)	A-/Baa2	1,200,000	1,352,616

Las Cruces School District No. 2 GO, 2.00% due 8/1/2018 (New Mexico SD Credit Enhancement Program) (State Aid Withholding)	NR/Aa2	630,000	631,877

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019 (Student Loans)	AAA/Aaa	1,000,000	1,061,390

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022 (Student Loans)	AAA/Aaa	3,000,000	3,271,050

New Mexico Finance Authority, 5.00% due 6/15/2026 (State Highway Infrastructure)	AA/Aa2	1,220,000	1,438,819

New Mexico Finance Authority, 5.00% due 6/15/2027 (State Highway Infrastructure)	AA/Aa2	1,195,000	1,406,168

New Mexico Finance Authority, 5.00% due 6/15/2031 (The Public Project Revolving Fund Program)	AAA/Aa2	1,000,000	1,181,630

New Mexico Hospital Equipment Loan Council, 6.00% due 8/1/2023 pre-refunded 8/1/2018 (Presbyterian Healthcare Services)	AA/Aa3	6,000,000	6,151,140

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2031 (Presbyterian Healthcare Services)	AA/Aa3	1,150,000	1,388,188

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2031 (Presbyterian Healthcare Services)	AA/Aa3	600,000	700,698

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,000,000	2,123,760

New Mexico Hospital Equipment Loan Council, 1.70% due 8/1/2034 put 1/8/2018 (Presbyterian Healthcare Services; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AA/Aa3	2,000,000	2,000,000

New Mexico Hospital Equipment Loan Council, 1.76% due 8/1/2034 put 1/2/2018 (Presbyterian Healthcare Services; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa3	2,000,000	2,000,000

New Mexico Hospital Equipment Loan Council, 1.76% due 8/1/2034 put 1/2/2018 (Presbyterian Healthcare Services; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa3	510,000	510,000

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2039 pre-refunded 8/1/2019 (Presbyterian Healthcare Services)	AA/Aa3	3,000,000	3,158,730

New Mexico Housing Authority, 5.30% due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)	NR/NR	450,000	450,315

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020 (Campus Buildings Acquisition & Improvements)	A+/A1	590,000	634,350

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023 (Campus Buildings Acquisition & Improvements)	A+/A1	685,000	754,027

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024 (Campus Buildings Acquisition & Improvements)	A+/A1	525,000	576,041

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025 (Campus Buildings Acquisition & Improvements)	A+/A1	505,000	553,020

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028 (Campus Buildings Acquisition & Improvements)	A+/A1	1,500,000	1,638,930

New Mexico Mortgage Finance Authority, 5.375% due 7/1/2023 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	175,000	175,366

New Mexico Mortgage Finance Authority, 4.625% due 3/1/2028 (NIBP SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	840,000	878,312

New Mexico Mortgage Finance Authority, 5.60% due 7/1/2028 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	160,000	160,264

New Mexico Mortgage Finance Authority, 5.40% due 9/1/2029 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	465,000	477,950

Regents of New Mexico State University, 5.00% due 4/1/2032 (Campus Buildings Acquisition & Improvements)	AA-/A1	200,000	239,574

Regents of New Mexico State University, 5.00% due 4/1/2035 (Campus Buildings Acquisition & Improvements)	AA-/A1	1,900,000	2,240,005

Regents of New Mexico State University, 5.00% due 4/1/2036 (Campus Buildings Acquisition & Improvements)	AA-/A1	1,995,000	2,348,434

Regents of the University of New Mexico, 6.00% due 6/1/2021 (Campus Buildings Acquisition & Improvements)	AA/Aa2	300,000	319,359

Regents of the University of New Mexico, 4.50% due 6/1/2034 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,700,700

Regents of the University of New Mexico, 4.50% due 6/1/2035 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,697,085

Regents of the University of New Mexico, 4.50% due 6/1/2036 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,694,685

San Juan County, 5.00% due 6/15/2028 (County Capital Improvements)	A+/A1	1,280,000	1,473,626

San Juan County, 5.00% due 6/15/2030 (County Capital Improvements)	A+/A1	1,365,000	1,564,467

Santa Fe County, 5.00% due 2/1/2018 (County Correctional System; Insured: AGM)	AA/A2	205,000	205,543

Santa Fe County, 5.00% due 6/1/2025 pre-refunded 6/1/2018 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,400,000	1,420,384

Santa Fe County, 5.00% due 6/1/2026 pre-refunded 6/1/2018 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,535,000	1,557,350

Santa Fe County, 6.00% due 2/1/2027 (County Correctional System; Insured: AGM)	AA/A2	1,520,000	1,828,119

Santa Fe County GO, 5.00% due 7/1/2018 (Road and Various Other Public Facilities Improvements)	NR/NR	625,000	636,019

Santa Fe County GRT, 5.00% due 6/1/2025 (County Buildings & Facilities)	AA+/NR	1,250,000	1,509,963

Santa Fe County GRT, 5.00% due 6/1/2026 (County Buildings & Facilities)	AA+/NR	640,000	770,650

Santa Fe County GRT, 5.00% due 6/1/2027 (County Buildings & Facilities)	AA+/NR	275,000	329,673

State of New Mexico, 5.00% due 7/1/2022 pre-refunded 7/1/2019 (Capital Improvements)	AA-/Aa2	350,000	367,077

State of New Mexico, 5.00% due 7/1/2025 (Educational Facilities)	AA-/Aa2	2,000,000	2,418,760

Taos Municipal School District No. 1 GO, 5.00% due 9/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	520,000	580,450

Town of Silver City, 2.00% due 12/1/2018 (Joint Utility System Improvement; Insured: BAM)	AA/NR	260,000	261,264

Town of Silver City, 2.00% due 12/1/2019 (Joint Utility System Improvement; Insured: BAM)	AA/NR	265,000	266,836

Town of Silver City, 4.00% due 6/1/2029 (Public Facility Capital Projects)	A+/NR	1,000,000	1,024,660

Town of Silver City, 4.25% due 6/1/2032 (Public Facility Capital Projects)	A+/NR	1,050,000	1,075,431

Village of Los Ranchos de Albuquerque, 4.50% due 9/1/2040 (Albuquerque Academy)	A-/NR	3,000,000	3,079,320

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029 (Diageo Project)	NR/Caa2	2,500,000	1,362,500

Zuni Public School District, 5.00% due 8/1/2028 (Teacher Housing Projects)	A/NR	1,600,000	1,777,104

TOTAL INVESTMENTS — 98.59% (Cost $180,659,447)			$186,144,822

OTHER ASSETS LESS LIABILITIES — 1.41%			2,666,953

NET ASSETS — 100.00%			$188,811,775

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

ETM	Escrowed to Maturity

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Collateralized by Federal National Mortgage Association

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

GRT	Gross Receipts Tax

Natl-Re	Insured by National Public Finance Guarantee Corp.

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2017 (Unaudited)

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$186,144,822	$-	$186,144,822	$-

Total Investments in Securities	$186,144,822	$-	$186,144,822	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ending December 31, 2017.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$180,659,447

Gross unrealized appreciation on a tax basis	$6,804,563
Gross unrealized depreciation on a tax basis	(1,319,188)

Net unrealized appreciation (depreciation) on investments (tax basis)	$5,485,375

7

SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	$1,000,000	$1,153,540

City of New York GO, 1.78% due 8/1/2035 put 1/2/2018 (City Budget Financial Management) (daily demand notes)	AA/Aa2	1,100,000	1,100,000

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,000,000	1,157,260

Dutchess County Local Development Corp., 5.00% due 7/1/2021 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	535,000	575,762

Dutchess County Local Development Corp., 5.00% due 7/1/2022 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	510,000	547,046

Erie County Fiscal Stability Authority, 5.00% due 9/1/2034	NR/Aa1	850,000	1,038,708

Erie County Industrial Development Agency, 5.25% due 5/1/2025 pre-refunded 5/1/2019 (Buffalo City School District)	AA/Aa2	1,000,000	1,048,820

Government of Guam, 5.375% due 12/1/2024 pre-refunded 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	1,000,000	1,069,780

Government of Guam, 5.00% due 11/15/2033 (Various Capital Projects)	A/NR	2,000,000	2,233,760

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Baa2	500,000	549,215

Guam Waterworks Authority, 5.00% due 7/1/2036 (Water and Wastewater System)	A-/Baa2	1,000,000	1,128,050

Hempstead Town Local Development Corp., 5.00% due 7/1/2028 (Hofstra University)	A/A2	500,000	548,965

Hudson Yards Infrastructure Corp., 5.00% due 2/15/2035 (Hudson Yards Subway Station)	A+/Aa3	1,000,000	1,190,980

Long Island Power Authority, 5.25% due 9/1/2029 (Electric System Capital Improvements)	AA/A3	645,000	807,663

Metropolitan Transportation Authority, 4.00% due 2/15/2019 (Transit and Commuter System)	SP-1+/Mig1	1,000,000	1,025,580

Metropolitan Transportation Authority, 6.25% due 11/15/2023 pre-refunded 11/15/2018 (Transit and Commuter System)	NR/NR	800,000	832,584

Metropolitan Transportation Authority, 6.25% due 11/15/2023 pre-refunded 11/15/2018	NR/NR	10,000	10,407

Metropolitan Transportation Authority, 6.25% due 11/15/2023 (Transit and Commuter System)	AA-/A1	190,000	198,026

Metropolitan Transportation Authority, 5.00% due 11/15/2033 (Transit and Commuter System)	AA-/A1	1,000,000	1,209,750

Monroe County Industrial Development Corp., 5.00% due 1/15/2028 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	250,000	284,950

Monroe County Industrial Development Corp., 5.00% due 1/15/2029 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	300,000	341,037

Nassau County IDA, 4.75% due 3/1/2026 pre-refunded 3/1/2020 (New York Institute of Technology)	BBB+/NR	1,000,000	1,064,650

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2021 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	275,000	308,844

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2028 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	400,000	473,132

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2031 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	1,000,000	1,173,890

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	770,000	823,761

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2025 (Healthcare Facilities Improvements)	A+/Aa3	1,000,000	1,074,590

New York City Municipal Water Finance Authority, 5.00% due 6/15/2032 (Water & Sewer System)	AA+/Aa1	250,000	303,250

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Transitional Finance Authority, 5.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA/Aa2	1,000,000	1,036,060

New York City Transitional Finance Authority, 1.80% due 11/1/2022 put 1/2/2018 (WTC Recovery; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aa1	565,000	565,000

New York City Transitional Finance Authority, 1.78% due 11/1/2036 put 1/2/2018 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	1,300,000	1,300,000

New York City Trust for Cultural Resources, 5.25% due 12/1/2018 (Lincoln Center for the Performing Arts) (ETM)	A+/A2	175,000	180,996

New York Municipal Bond Bank Agency, 5.00% due 4/15/2018 (Insured: AGM)	AA/A2	1,000,000	1,009,680

New York State Dormitory Authority, 5.00% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	345,000	350,392

New York State Dormitory Authority, 5.25% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	775,000	796,770

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,175,000	1,266,615

New York State Dormitory Authority, 5.25% due 7/1/2022 (St. John’s University; Insured: Natl-Re)	A-/A3	1,000,000	1,143,200

New York State Dormitory Authority, 5.00% due 1/15/2023 (Municipal Health Facilities)	AA-/Aa2	1,000,000	1,002,690

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program) (State Aid Withholding)	AA-/NR	575,000	674,291

New York State Dormitory Authority, 5.00% due 7/1/2024 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,540,000	1,616,076

New York State Dormitory Authority, 5.00% due 10/1/2024 pre-refunded 10/1/2021 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/Aa3	520,000	581,381

New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/Aa3	480,000	536,659

New York State Dormitory Authority, 5.00% due 7/1/2025 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,105,000	1,157,079

New York State Dormitory Authority, 5.00% due 7/1/2027 (Columbia University Teachers College)	A+/A1	750,000	837,015

New York State Dormitory Authority, 5.25% due 7/1/2027 (Health Quest Systems; Insured: AGM)	AA/A3	500,000	501,415

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	2,879,775

New York State Dormitory Authority, 5.00% due 10/1/2028 (School District Financing Program; Insured: AGM)	AA/NR	200,000	233,686

New York State Dormitory Authority, 5.25% due 5/1/2030 pre-refunded 5/1/2019 (North Shore Long Island Jewish Medical)	A-/A3	1,000,000	1,048,820

New York State Dormitory Authority, 5.00% due 2/15/2032	AAA/Aa1	1,000,000	1,206,280

New York State Housing Finance Agency, 1.83% due 11/1/2046 put 1/2/2018 (160 Madison Avenue Housing Development; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	500,000	500,000

New York State Urban Development Corp., 5.25% due 1/1/2021	AA/NR	1,000,000	1,037,580

Onondaga Civic Development Corp., 5.00% due 7/1/2021 (Le Moyne College)	NR/Baa2	1,000,000	1,080,740

Onondaga Civic Development Corp., 5.50% due 12/1/2031 (State University of New York Upstate Medical University)	A+/NR	1,000,000	1,128,610

Rensselaer City School District COP, 5.00% due 6/1/2023 (Unified School Campus Project; Insured: AGM) (State Aid Withholding)	AA/A2	1,000,000	1,151,450

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2029 (New York Local Government Assistance Corp.)	AAA/Aa1	250,000	298,398

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2030 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,192,880

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2031 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,187,290

Syracuse Industrial Development Agency, 5.25% due 5/1/2026 (Syracuse City School District)	AA/Aa2	2,150,000	2,388,499

Tobacco Settlement Asset Securitization Corp., 5.00% due 6/1/2022	A/NR	1,000,000	1,121,550

Tompkins County Development Corp., 5.00% due 7/1/2034 (Ithaca College Project)	NR/A2	250,000	299,105

Tompkins County Development Corp., 5.00% due 7/1/2035 (Ithaca College Project)	NR/A2	200,000	238,704

Tompkins County Development Corp., 5.00% due 7/1/2037 (Ithaca College Project)	NR/A2	370,000	439,826

Town of Amherst Development Corp., 5.00% due 10/1/2020 (University at Buffalo Foundation Facility-Student Housing; Insured: AGM) (ETM)	AA/A2	1,000,000	1,089,220

Town of Oyster Bay GO, 2.50% due 6/1/2018 (Plainview, Locust Valley, South Farmingdale, Jericho, Bethpage, Oyster Bay Water Districts)	NR/NR	620,000	620,353

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2028 pre-refunded 5/15/2024 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,185,710

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2029 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,162,250

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza)	NR/A1	230,000	241,259

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza)	NR/A1	710,000	744,321

Utility Debt Securitization Authority, 5.00% due 12/15/2029 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,176,700

Utility Debt Securitization Authority, 5.00% due 12/15/2030 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,174,230

West Seneca Central School District GO, 5.00% due 11/15/2023 (Facilities Improvements; Insured: BAM) (State Aid Withholding)	AA/A2	1,300,000	1,521,910

TOTAL INVESTMENTS — 96.64% (Cost $61,215,979)			$64,178,465

OTHER ASSETS LESS LIABILITIES — 3.36%			2,232,505

NET ASSETS — 100.00%			$66,410,970

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg New York Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2017 (Unaudited)

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities Municipal Bonds	$64,178,465	$-	$64,178,465	$-

Total Investments in Securities	$64,178,465	$-	$64,178,465	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ending December 31, 2017.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$61,215,979

Gross unrealized appreciation on a tax basis	$2,988,031
Gross unrealized depreciation on a tax basis	(25,545)

Net unrealized appreciation (depreciation) on investments (tax basis)	$2,962,486

5

SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	U.S. TREASURY SECURITIES — 23.95%

	United States Treasury Notes, 2.625%, 1/31/2018	$ 5,200,000	$5,204,570

	United States Treasury Notes, 0.75%, 4/30/2018	4,750,000	4,739,702

	United States Treasury Notes, 1.125%, 6/15/2018	4,000,000	3,993,203

	United States Treasury Notes, 1.25%, 8/31/2019	1,480,000	1,464,911

	United States Treasury Notes, 3.625%, 2/15/2020	1,000,000	1,035,742

	United States Treasury Notes, 1.375%, 2/29/2020	2,500,000	2,471,973

	United States Treasury Notes, 1.625%, 6/30/2020	4,000,000	3,970,312

	United States Treasury Notes, 1.375%, 10/31/2020	1,480,000	1,456,066

	United States Treasury Notes, 0.125%, 4/15/2021	3,018,204	3,004,914

	United States Treasury Notes, 2.25%, 4/30/2021	6,000,000	6,039,844

	United States Treasury Notes, 1.875%, 10/31/2022	1,470,000	1,448,696

	United States Treasury Notes, 1.875%, 8/31/2024	1,485,000	1,445,149

	United States Treasury Notes, 2.25%, 11/15/2024	1,500,000	1,492,383

	United States Treasury Notes, 1.50%, 8/15/2026	1,500,000	1,395,527

	United States Treasury Notes, 2.25%, 8/15/2027	1,465,000	1,444,513

	United States Treasury Notes Inflationary Index, 0.125%, 4/15/2020	3,149,427	3,142,618

	United States Treasury Notes Inflationary Index, 0.625%, 7/15/2021	2,736,100	2,787,833

	United States Treasury Notes Inflationary Index, 0.125%, 7/15/2022	5,363,200	5,355,502

	United States Treasury Notes Inflationary Index, 0.125%, 1/15/2023	2,671,625	2,650,488

	United States Treasury Notes Inflationary Index, 0.375%, 7/15/2025	5,980,920	5,987,098

	United States Treasury Notes Inflationary Index, 0.625%, 1/15/2026	3,270,078	3,320,366

	United States Treasury Notes Inflationary Index, 0.125%, 7/15/2026	1,543,590	1,507,706

	TOTAL U.S. TREASURY SECURITIES (Cost $65,619,145)		65,359,116

	U.S. GOVERNMENT AGENCIES — 17.13%

	Federal Home Loan Mtg Corp., 4.875%, 6/13/2018	3,000,000	3,044,468

	Federal National Mtg Assoc., 1.875%, 12/28/2020	2,000,000	1,991,593

	HNA Group 2015 LLC, (Guaranty: Export-Import Bank of the United States), 2.291%, 6/30/2027	2,543,941	2,508,019

	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	563,333	559,424

	New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019	845,228	866,596

[a]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.709%, 4/15/2025	2,625,000	2,594,249

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70%, 12/20/2022	2,612,500	2,565,125

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 2.46%, 12/15/2025	2,000,000	1,993,280

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.512%, 1/15/2026	2,975,000	2,972,284

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.06%, 1/15/2026	2,975,000	2,921,073

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 1.87%, 1/15/2026	2,013,158	1,962,099

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2001-20D Class 1, 6.35%, 4/1/2021	322,937	336,164

	Small Business Administration Participation Certificates, Series 2001-20F Class 1, 6.44%, 6/1/2021	314,512	327,564

	Small Business Administration Participation Certificates, Series 2002-20A Class 1, 6.14%, 1/1/2022	205,754	215,358

	Small Business Administration Participation Certificates, Series 2002-20K Class 1, 5.08%, 11/1/2022	189,447	197,574

	Small Business Administration Participation Certificates, Series 2005-20H Class 1, 5.11%, 8/1/2025	190,852	199,028

	Small Business Administration Participation Certificates, Series 2007-20D Class 1, 5.32%, 4/1/2027	449,713	479,577

	Small Business Administration Participation Certificates, Series 2007-20F Class 1, 5.71%, 6/1/2027	250,499	266,691

	Small Business Administration Participation Certificates, Series 2007-20I Class 1, 5.56%, 9/1/2027	996,867	1,058,367

	Small Business Administration Participation Certificates, Series 2007-20K Class 1, 5.51%, 11/1/2027	559,832	590,972

	Small Business Administration Participation Certificates, Series 2008-20G Class 1, 5.87%, 7/1/2028	1,695,369	1,843,259

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74%, 7/1/2031	1,913,789	2,000,848

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87%, 11/1/2031	2,083,824	2,101,949

	Small Business Administration Participation Certificates, Series 2015-20G Class 1, 2.88%, 7/1/2035	2,154,245	2,174,921

	Small Business Administration Participation Certificates, Series 2015-20I Class 1, 2.82%, 9/1/2035	2,425,664	2,446,864

	Ulani MSN 35940 LLC, (Guaranty: Export-Import Bank of the United States), 2.227%, 5/16/2025	3,125,000	3,093,486

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	1,713,229	1,679,616

[a]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 2.105%, 6/26/2024	3,784,609	3,769,443

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $46,932,581)		46,759,891

	MORTGAGE BACKED — 52.43%

	Federal Home Loan Mtg Corp. Multi-Family Structured Pass Through, Series KLH3 Class A Floating Rate Note, 2.072%, 11/25/2022	2,998,695	3,011,036

	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2016-SC01 Class 2A, 3.50%, 7/25/2046	1,912,478	1,912,285

	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2016-SC02 Class 2A, 3.50%, 10/25/2046	1,477,912	1,505,062

	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2017-SC02 Class 2A1, 3.50%, 5/25/2047	838,663	848,456

	Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022	96,314	101,472

	Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018	642	642

	Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018	10,243	10,239

	Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018	25,499	25,586

	Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033	11,229	11,276

	Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018	16,621	16,685

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019	8,560	8,573

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019	76,986	77,263

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022	403,222	412,041

	Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020	248,702	252,398

	Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036	433,611	447,940

	Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024	1,592,774	1,685,288

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041	787,328	780,089

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023	1,934,239	1,990,045

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039	1,600,300	1,559,341

	Federal Home Loan Mtg Corp., CMO Series 4105 Class FG, 1.877%, 9/15/2042	1,756,201	1,764,672

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027	2,115,707	2,045,320

	Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027	2,178,843	2,136,982

	Federal Home Loan Mtg Corp., CMO Series K018 Class A1, 1.781%, 10/25/2020	926,561	921,843

	Federal Home Loan Mtg Corp., CMO Series K035 Class A1, 2.615%, 3/25/2023	2,512,286	2,520,956

	Federal Home Loan Mtg Corp., CMO Series K037 Class A1, 2.592%, 4/25/2023	1,448,976	1,457,956

	Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604%, 10/25/2023	4,490,215	4,512,338

	Federal Home Loan Mtg Corp., CMO Series K042 Class A1, 2.267%, 6/25/2024	3,211,159	3,180,386

	Federal Home Loan Mtg Corp., CMO Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	2,993,377

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413%, 8/25/2047	1,192,874	1,193,254

	Federal Home Loan Mtg Corp., CMO Series KF15 Class A, 2.042%, 2/25/2023	2,190,695	2,199,046

	Federal Home Loan Mtg Corp., CMO Series KLH1 Class A, 2.072%, 11/25/2022	2,000,000	2,008,209

	Federal Home Loan Mtg Corp., CMO Series KP02 Class A2, 2.355%, 4/25/2021	2,830,645	2,830,203

	Federal Home Loan Mtg Corp., CMO Series KS03 Class A2, 2.79%, 6/25/2022	2,500,000	2,495,149

	Federal Home Loan Mtg Corp., CMO Series SC02 Class 2A, 3.50%, 9/25/2045	1,659,418	1,668,734

	Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027	1,617,247	1,652,182

	Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019	61,722	63,810

	Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032	1,035,153	1,076,478

	Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018	24,853	24,954

	Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019	72,265	73,075

	Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020	23,904	24,581

	Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025	375,107	395,713

	Federal Home Loan Mtg Corp., Pool G18435, 2.50%, 5/1/2027	2,081,028	2,092,571

	Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024	376,732	394,681

	Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025	646,753	668,743

	Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026	717,223	741,709

	Federal Home Loan Mtg Corp., Pool T61943, 3.50%, 8/1/2045	803,675	818,744

	Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%, 10/15/2023	1,700,620	1,749,691

	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Series 2017-3 Class HA Step-Up Bond, 2.25%, 7/25/2056	2,421,190	2,400,861

[b]	Federal Home Long Mtg Corp. Seasoned Credit Risk Transfer, Series 2017-4 Class HT Step-Up Bond, 2.25%, 6/25/2057	1,400,000	1,396,445

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2017 (Unaudited)

	Shares/ Principal Amount	Value

Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%, 3/25/2023	11,983	12,636

Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%, 3/25/2018	1,308	1,307

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%, 2/25/2018	974	973

Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%, 2/25/2018	989	988

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 0.764%, 3/25/2039	400,235	342,542

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%, 7/25/2024	83,084	84,119

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%, 8/25/2019	14,472	14,546

Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%, 8/25/2019	26,158	26,342

Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%, 12/25/2041	116,166	115,930

Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%, 3/25/2024	2,176,519	2,216,500

Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%, 7/25/2024	2,217,804	2,243,271

Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%, 8/25/2026	3,926,450	3,882,393

Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%, 11/25/2022	1,136,213	1,144,467

Federal National Mtg Assoc., CMO Series 2012-20 Class VT, 3.50%, 3/25/2025	3,024,810	3,114,690

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%, 6/25/2023	2,150,346	2,207,373

Federal National Mtg Assoc., CMO Series 2013-81 Class FW Floating Rate Note, 1.852%, 1/25/2043	2,915,022	2,906,005

Federal National Mtg Assoc., CMO Series 2013-92 Class FA, 2.102%, 9/25/2043	2,071,942	2,083,508

Federal National Mtg Assoc., CMO Series 2015-AB5 Class A10, 3.15%, 9/25/2035	2,268,799	2,262,926

Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022	18,710	19,884

Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024	45,661	49,929

Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018	1,464	1,489

Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018	27,806	27,953

Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023	130,863	135,432

Federal National Mtg Assoc., Pool 895572, 3.691%, 6/1/2036	250,709	263,948

Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019	82,017	82,959

Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024	359,045	373,203

Federal National Mtg Assoc., Pool AB7997, 2.50%, 2/1/2023	622,879	626,827

Federal National Mtg Assoc., Pool AB8447, 2.50%, 2/1/2028	1,759,912	1,768,574

Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025	590,602	616,044

Federal National Mtg Assoc., Pool AE0704, 4.00%, 1/1/2026	2,397,536	2,501,491

Federal National Mtg Assoc., Pool AH3487, 3.50%, 2/1/2026	2,666,895	2,758,153

Federal National Mtg Assoc., Pool AI9821, 2.50%, 1/1/2032	5,900,265	5,907,179

Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026	1,832,157	1,894,851

Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027	1,489,263	1,521,433

Federal National Mtg Assoc., Pool AS9749, 4.00%, 6/1/2047	2,524,432	2,641,877

Federal National Mtg Assoc., Pool AU2669, 2.50%, 10/1/2028	1,827,457	1,836,452

Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019	52,623	54,116

Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019	45,327	45,848

Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019	38,003	38,461

Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020	126,854	130,451

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2017 (Unaudited)

	Shares/ Principal Amount	Value

Federal National Mtg Assoc., Pool MA1582, 3.50%, 9/1/2043	4,313,305	4,429,562

Federal National Mtg Assoc., Pool MA1585, 2.00%, 9/1/2023	1,634,963	1,628,959

Federal National Mtg Assoc., Pool MA1625, 3.00%, 10/1/2023	1,704,974	1,740,888

Federal National Mtg Assoc., Pool MA2322, 2.50%, 7/1/2025	1,448,096	1,457,938

Federal National Mtg Assoc., Pool MA2353, 3.00%, 8/1/2035	2,422,019	2,463,079

Federal National Mtg Assoc., Pool MA2480, 4.00%, 12/1/2035	2,450,720	2,588,860

Federal National Mtg Assoc., Pool MA2499, 2.50%, 1/1/2026	2,402,882	2,419,215

Federal National Mtg Assoc., Pool MA2612, 2.50%, 5/1/2026	1,680,027	1,691,446

Federal National Mtg Assoc., Pool MA2815, 3.00%, 11/1/2026	2,405,526	2,456,738

Federal National Mtg Assoc., Series 2017-T1, Class A, 2.898%, 6/25/2027	999,786	994,693

Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%, 1/20/2022	424,358	440,631

Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019	37,194	37,798

Government National Mtg Assoc., Pool 714631, 5.864%, 10/20/2059	60,251	60,979

Government National Mtg Assoc., Pool 721652, 5.051%, 5/20/2061	1,603,600	1,633,215

Government National Mtg Assoc., Pool 751388, 5.304%, 1/20/2061	1,724,711	1,784,464

Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061	4,201,933	4,479,355

Government National Mtg Assoc., Pool 757313, 4.295%, 12/20/2060	917,287	921,565

Government National Mtg Assoc., Pool 894205, 2.75%, 8/20/2039	350,645	360,545

Government National Mtg Assoc., Pool MA0100, 2.625%, 5/20/2042	932,742	955,093

Government National Mtg Assoc., Pool MA0907, 2.00%, 4/20/2028	2,466,485	2,413,013

TOTAL MORTGAGE BACKED (Cost $144,441,652)		143,073,486

SHORT TERM INVESTMENTS — 7.33%

Bank of New York Tri-Party Repurchase Agreement 1.54% dated 12/29/2017 due 1/2/2018, repurchase price $13,002,224 collateralized by 22 U.S. Government debt securities, having an average coupon of 3.12%, a minimum credit rating of BBB-, maturity dates from 3/25/2019 to 7/20/2042, and having an aggregate market value of $13,246,144 at 12/29/2017	13,000,000	13,000,000

Federal Home Loan Bank Discount Note, 1.05%, 1/2/2018	7,013,000	7,012,796

TOTAL SHORT TERM INVESTMENTS (Cost $20,012,796)		20,012,796

TOTAL INVESTMENTS — 100.84% (Cost $277,006,174)		$275,205,289

LIABILITIES NET OF OTHER ASSETS — (0.84)%		(2,292,762)

NET ASSETS — 100.00%		$272,912,527

Footnote Legend

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2017 (Unaudited)

REMIC	Real Estate Mortgage Investment Conduit
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2017 (Unaudited)

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$65,359,116	$65,359,116	$-	$-
U.S. Government Agencies	46,759,891	1,991,593	44,768,298	-
Mortgage Backed	143,073,486	-	141,677,041	1,396,445
Short Term Investments	20,012,796	-	20,012,796	-

Total Investments in Securities	$275,205,289	$67,350,709	$206,458,135	$1,396,445

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2017 is as follows:

	Mortgage Backed Securities	Total(a)
Beginning Balance 9/30/2017	$-	-
Accrued Discounts (Premiums)	2	2
Net Realized Gain (Loss)	-	-
Gross Purchases	1,396,445	1,396,445
Gross Sales	-	-
Net Change in Unrealized Appreciation (Depreciation)	(2)	(2)
Transfers into Level 3	-	-
Transfers out of Level 3	-	-

Ending Balance 12/31/2017	$1,396,445	$1,396,445

(a) Level 3 investments represent 0.51% of total net assets at the period ended December 31, 2017. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2017 (Unaudited)

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$277,006,174

Gross unrealized appreciation on a tax basis	$936,486
Gross unrealized depreciation on a tax basis	(2,737,371)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(1,800,885)

8

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 5.25%

	United States Treasury Notes, 0.75% due 4/30/2018	NR/Aaa	$6,875,000	$6,860,095

	United States Treasury Notes, 1.625% due 3/31/2019	NR/Aaa	15,000,000	14,956,055

	United States Treasury Notes, 1.50% due 5/31/2019	NR/Aaa	10,000,000	9,949,609

	United States Treasury Notes, 2.75% due 11/15/2023	NR/Aaa	5,500,000	5,649,531

	United States Treasury Notes, 2.00% due 8/15/2025	NR/Aaa	52,500,000	51,175,194

	United States Treasury Notes, 1.625% due 2/15/2026	NR/Aaa	25,200,000	23,798,250

	United States Treasury Notes, 1.50% due 8/15/2026	NR/Aaa	23,000,000	21,398,087

	United States Treasury Notes, 2.00% due 11/15/2026	NR/Aaa	22,633,000	21,907,153

	United States Treasury Notes, 2.25% due 2/15/2027	NR/Aaa	13,000,000	12,830,390

	United States Treasury Notes, 2.25% due 8/15/2027	NR/Aaa	27,200,000	26,819,625

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	NR/Aaa	17,440,873	17,403,169

	United States Treasury Notes Inflationary Index, 0.25% due 1/15/2025	NR/Aaa	5,727,865	5,673,572

	United States Treasury Notes Inflationary Index, 0.375% due 7/15/2027	NR/Aaa	45,074,586	44,821,208

	TOTAL U.S. TREASURY SECURITIES (Cost $264,849,928)			263,241,938

	U.S. GOVERNMENT AGENCIES — 3.61%

	Alex Alpha, LLC, (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	NR/NR	2,934,782	2,854,836

	Altitude Investments 12, LLC, (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	NR/NR	4,885,361	4,868,066

[a]	Durrah MSN 35603, (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	NR/NR	9,382,532	9,119,564

	DY8 Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	NR/NR	3,630,208	3,642,043

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	3,408,446	3,379,782

[a]	Gate Capital Cayman One Ltd., (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	NR/NR	5,413,565	5,369,952

	Helios Leasing I, LLC, (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	NR/NR	3,520,163	3,403,501

[a]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	1,290,000	1,283,605

	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	AA+/NR	476,666	473,359

[a]	MSN 41079 and 41084 Ltd., (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	NR/NR	7,075,206	6,901,153

[a]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.709% due 4/15/2025	NR/NR	7,770,000	7,678,978

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	5,200,000	5,105,703

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 2.46% due 12/15/2025	NR/NR	6,000,000	5,979,839

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 3.55% due 1/15/2024	NR/Aaa	10,000,000	10,598,750

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.06% due 1/15/2026	NR/NR	1,275,000	1,251,888

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 1.87% due 1/15/2026	NR/NR	6,102,105	5,947,340

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.512% due 1/15/2026	NR/NR	5,525,000	5,519,955

	Sandalwood 2013, LLC, (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	NR/NR	5,041,115	5,096,446

	Santa Rosa Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	NR/NR	3,494,082	3,408,158

	Santa Rosa Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.472% due 11/3/2024	NR/NR	9,706,710	9,375,055

	Small Business Administration Participation Certificates, Series 2001-20J Class 1, 5.76% due 10/1/2021	NR/NR	138,996	144,195

	Small Business Administration Participation Certificates, Series 2008-20D Class 1, 5.37% due 4/1/2028	NR/NR	1,383,108	1,464,091

	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	NR/NR	818,792	860,594

	Small Business Administration Participation Certificates, Series 2009-20K Class 1, 4.09% due 11/1/2029	NR/NR	5,142,375	5,395,583

	Small Business Administration Participation Certificates, Series 2011-20E Class 1, 3.79% due 5/1/2031	NR/NR	6,439,855	6,739,007

	Small Business Administration Participation Certificates, Series 2011-20F Class 1, 3.67% due 6/1/2031	NR/NR	1,041,642	1,088,577

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74% due 7/1/2031	NR/NR	7,655,157	8,003,394

	Small Business Administration Participation Certificates, Series 2011-20I Class 1, 2.85% due 9/1/2031	NR/NR	10,611,829	10,693,289

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87% due 11/1/2031	NR/NR	8,111,285	8,181,836

	Small Business Administration Participation Certificates, Series 2012-20D Class 1, 2.67% due 4/1/2032	NR/NR	8,236,576	8,288,177

	Small Business Administration Participation Certificates, Series 2012-20J Class 1, 2.18% due 10/1/2032	NR/NR	6,521,923	6,374,605

	Small Business Administration Participation Certificates, Series 2012-20K Class 1, 2.09% due 11/1/2032	NR/NR	4,029,955	3,933,014

[b,c]	U.S. Department of Transportation, 6.001% due 12/7/2021	NR/NR	3,000,000	3,321,016

	Union 13 Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	NR/NR	9,101,804	8,842,508

[a]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 2.105% due 6/26/2024	NR/NR	6,691,420	6,664,604

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $183,804,336)			181,252,463

	OTHER GOVERNMENT — 1.55%

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.004% due 9/18/2024	NR/NR	6,798,562	6,686,956

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.581% due 11/11/2024	NR/NR	9,676,016	9,704,688

[a,b]	Government of Bermuda, 5.603% due 7/20/2020	A+/A2	3,000,000	3,221,250

[a,b]	Government of Bermuda, 4.138% due 1/3/2023	A+/A2	4,000,000	4,198,980

[a,b]	Khadrawy Ltd., (Guaranty: Export Credit Guarantee Department of the United Kingdom), 2.471% due 3/31/2025	NR/NR	4,670,719	4,633,354

[a,b]	Korea Expressway Corp. Floating Rate Note, 2.063% due 4/20/2020	AA/Aa2	14,800,000	14,798,816

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	Korea National Oil Corp., 2.75% due 1/23/2019	AA/Aa2	5,000,000	4,999,335

[a]	North American Development Bank, 4.375% due 2/11/2020	NR/Aa1	15,500,000	16,150,581

[a,b]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 2.452% due 9/11/2019	NR/NR	13,674,000	13,607,430

	TOTAL OTHER GOVERNMENT (Cost $77,761,912)			78,001,390

	MORTGAGE BACKED — 7.79%

	Federal Home Loan Mtg Corp. Multi-Family Structured Pass Through, Series K725 Class A1, 2.666% due 5/25/2023	AAA/NR	7,877,585	7,949,011

	Federal Home Loan Mtg Corp. Multi-Family Structured Pass Through, Series KLH3 Class A Floating Rate Note, 2.072% due 11/25/2022	NR/NR	17,617,333	17,689,838

	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	NR/NR	7,331,166	7,330,425

	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	NR/NR	6,667,370	6,745,228

	Federal Home Loan Mtg Corp., CMO Interest Only Series K008 Class X1, 1.534% due 6/25/2020	NR/NR	30,931,100	956,693

	Federal Home Loan Mtg Corp., CMO Interest Only Series K710 Class X1, 1.733% due 5/25/2019	NR/NR	44,767,064	832,202

	Federal Home Loan Mtg Corp., CMO Series 2627 Class GY, 4.50% due 6/15/2018	NR/NR	58,528	58,748

	Federal Home Loan Mtg Corp., CMO Series 2628 Class AB, 4.50% due 6/15/2018	NR/NR	13,839	13,908

	Federal Home Loan Mtg Corp., CMO Series 2682 Class JG, 4.50% due 10/15/2023	NR/NR	488,670	504,587

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00% due 6/15/2019	NR/NR	8,560	8,573

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50% due 7/15/2019	NR/NR	92,383	92,716

	Federal Home Loan Mtg Corp., CMO Series 3195 Class PD, 6.50% due 7/15/2036	NR/NR	764,124	838,781

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50% due 3/15/2022	NR/NR	537,630	549,388

	Federal Home Loan Mtg Corp., CMO Series 3504 Class PC, 4.00% due 1/15/2039	NR/NR	47,511	48,280

	Federal Home Loan Mtg Corp., CMO Series 3919 Class VB, 4.00% due 8/15/2024	NR/NR	3,471,024	3,636,856

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00% due 4/15/2041	NR/NR	1,180,991	1,170,134

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50% due 8/15/2023	NR/NR	2,209,927	2,273,688

	Federal Home Loan Mtg Corp., CMO Series 4079 Class WV, 3.50% due 3/15/2027	NR/NR	2,609,800	2,679,657

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75% due 5/15/2039	NR/NR	4,800,901	4,678,024

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50% due 10/15/2027	NR/NR	2,747,263	2,655,865

	Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604% due 10/25/2023	NR/NR	10,533,296	10,585,193

	Federal Home Loan Mtg Corp., CMO Series K039 Class A1, 2.683% due 12/25/2023	NR/NR	5,369,692	5,418,794

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 8/25/2047	NR/Aaa	3,668,087	3,669,257

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K030 Class A1, 2.779% due 9/25/2022	NR/Aaa	3,660,052	3,688,563

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K031 Class A2, 3.30% due 4/25/2023	NR/Aaa	9,200,000	9,536,950

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K710 Class A2, 1.883% due 5/25/2019	NR/NR	7,605,000	7,573,736

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K717 Class A2, 2.991% due 9/25/2021	NR/NR	4,700,000	4,785,437

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K719 Class A2, 2.731% due 6/25/2022	NR/NR	6,355,000	6,422,668

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K722 Class A2, 2.406% due 3/25/2023	AAA/NR	4,800,000	4,766,657

	Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032	NR/NR	3,465,170	3,603,507

	Federal Home Loan Mtg Corp., Pool G15523, 2.50% due 8/1/2025	NR/NR	2,999,137	3,017,647

	Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	NR/NR	1,619,592	1,654,198

	Federal Home Loan Mtg Corp., REMIC Series 3838 Class GV, 4.00% due 3/15/2024	NR/NR	6,663,399	6,942,604

	Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50% due 10/15/2023	NR/NR	1,711,290	1,760,669

	Federal Home Loan Mtg Corp. Seasoned Credit Risk Transfer, Series 2017-3 Class HA Step-Up Bond, 2.25% due 7/25/2056	NR/NR	20,205,311	20,035,667

	Federal Home Loan Mtg Corp., Series 2017-SCO1 Class 1A, 3.00% due 12/25/2046	NR/NR	25,636,681	25,328,246

	Federal Home Long Mtg Corp. Seasoned Credit Risk Transfer, Series 2017-1 Class HA Step-Up Bond, 2.25% due 1/25/2056	NR/NR	11,085,054	10,866,125

[c]	Federal Home Long Mtg Corp. Seasoned Credit Risk Transfer, Series 2017-4 Class HT Step-Up Bond, 2.25% due 6/25/2057	NR/NR	17,960,000	17,914,398

	Federal National Mtg Assoc. Pool AS8538, 2.50% due 12/1/2026	NR/NR	9,054,028	9,109,909

	Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00% due 2/25/2018	NR/NR	981	980

	Federal National Mtg Assoc., CMO Series 2003-74 Class KN, 4.50% due 8/25/2018	NR/NR	10,427	10,480

	Federal National Mtg Assoc., CMO Series 2005-48 Class AR, 5.50% due 2/25/2035	NR/NR	125,040	127,938

	Federal National Mtg Assoc., CMO Series 2007-42 Class PA, 5.50% due 4/25/2037	NR/NR	236,060	245,649

	Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 0.764% due 3/25/2039	NR/NR	667,058	570,904

	Federal National Mtg Assoc., CMO Series 2009-5 Class A, 4.50% due 12/25/2023	NR/NR	77,827	78,140

	Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00% due 7/25/2024	NR/NR	138,473	140,199

	Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50% due 8/25/2019	NR/NR	36,180	36,366

	Federal National Mtg Assoc., CMO Series 2011-15 Class VA, 4.00% due 4/25/2022	NR/NR	871,354	878,915

	Federal National Mtg Assoc., CMO Series 2012-129 Class LA, 3.50% due 12/25/2042	NR/NR	8,031,531	8,122,990

	Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00% due 6/25/2023	NR/NR	1,961,653	2,013,676

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Federal National Mtg Assoc., CMO Series 2013-81 Class FW Floating Rate Note, 1.852% due 1/25/2043	NR/NR	10,591,641	10,558,876

	Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018	NR/NR	5,532	5,546

	Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021	NR/NR	284,743	296,703

	Federal National Mtg Assoc., Pool AB7997, 2.50% due 2/1/2023	NR/NR	3,391,083	3,412,578

	Federal National Mtg Assoc., Pool AE0704, 4.00% due 1/1/2026	NR/NR	6,235,936	6,506,322

	Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027	NR/NR	2,077,332	2,122,206

	Federal National Mtg Assoc., Pool AL9612, 3.50% due 11/1/2043	NR/NR	8,405,926	8,681,089

	Federal National Mtg Assoc., Pool AS9733, 4.00% due 6/1/2047	NR/NR	31,979,890	33,902,431

	Federal National Mtg Assoc., Pool AS9749, 4.00% due 6/1/2047	NR/NR	21,431,573	22,428,643

	Federal National Mtg Assoc., Pool FN469616, 3.50% due 11/1/2021	NR/NR	3,693,135	3,831,577

	Federal National Mtg Assoc., Pool FNAE0160, 4.416% due 6/1/2020	NR/NR	5,784,860	6,048,627

	Federal National Mtg Assoc., Pool MA1278, 2.50% due 12/1/2022	NR/NR	4,628,121	4,656,897

	Federal National Mtg Assoc., Pool MA1585, 2.00% due 9/1/2023	NR/NR	6,192,423	6,169,682

	Federal National Mtg Assoc., Pool MA1691, 3.00% due 12/1/2023	NR/NR	5,312,507	5,427,266

	Federal National Mtg Assoc., Pool MA2612, 2.50% due 5/1/2026	NR/NR	16,330,125	16,441,120

	Federal National Mtg Assoc., Pool MA2815, 3.00% due 11/1/2026	NR/NR	3,718,814	3,797,985

	Federal National Mtg Assoc., Series 2017-T1, Class A, 2.898% due 6/25/2027	NR/NR	17,996,147	17,904,471

	Government National Mtg Assoc., CMO Series 2009-68 Class DP, 4.50% due 11/16/2038	NR/NR	270,341	278,982

	Government National Mtg Assoc., Pool 714631, 5.864% due 10/20/2059	NR/NR	162,677	164,642

	Government National Mtg Assoc., Pool 721652, 5.051% due 5/20/2061	NR/NR	2,337,976	2,381,153

	Government National Mtg Assoc., Pool 731491, 5.166% due 12/20/2060	NR/NR	2,053,316	2,118,534

	Government National Mtg Assoc., Pool 751388, 5.304% due 1/20/2061	NR/NR	2,710,261	2,804,157

	Government National Mtg Assoc., Pool 783299, 4.50% due 2/15/2022	NR/NR	343,488	348,499

	Government National Mtg Assoc., Pool MA0100, 2.625% due 5/20/2042	NR/NR	942,163	964,740

	TOTAL MORTGAGE BACKED (Cost $393,393,539)			390,871,790

	ASSET BACKED SECURITIES — 22.50%
	ADVANCE RECEIVABLES — 0.69%

[b]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575% due 10/15/2049	AAA/NR	22,700,000	22,483,215

[b]	SPS Servicer Advance Receivables Trust, Series 2016-T1 Class AT1, 2.53% due 11/16/2048	AAA/NR	12,000,000	11,894,676

				34,377,891

	AUTO RECEIVABLES — 3.29%

[b]	American Credit Acceptance Receivables Trust, Series 2016-4 Class C, 2.91% due 2/13/2023	A/NR	2,375,000	2,370,955

[b]	American Credit Acceptance Receivables Trust, Series 2017-3 Class A, 1.82% due 3/10/2020	AAA/NR	9,189,540	9,181,498

[b]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	5,100,000	5,099,445

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	NR/Aaa	6,000,000	5,981,509

	Capital Auto Receivables Asset Trust, Series 2016-3 Class A2A, 1.36% due 4/22/2019	AAA/Aaa	366,644	366,520

[b]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	NR/Aaa	8,757,837	8,763,497

[b]	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71% due 5/15/2023	NR/A3	4,700,647	4,688,807

[b]	Drive Auto Receivables Trust, Series 2017-AA Class B, 2.51% due 1/15/2021	AA/Aaa	8,875,000	8,899,493

[b]	Enterprise Fleet Financing, LLC, Series 2017-1 Class A2, 2.13% due 7/20/2022	AAA/NR	5,870,930	5,871,353

[b]	Exeter Automobile Receivables Trust, Series 2015-1A Class B, 2.84% due 3/16/2020	AA/NR	5,634,360	5,640,324

[b]	Ford Credit Auto Owner Trust, Series 2014-2 Class A, 2.31% due 4/15/2026	NR/Aaa	18,000,000	18,033,151

[b]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	9,900,000	9,879,805

[b]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	A/NR	12,391,255	12,395,168

[b]	Hertz Vehicle Financing, LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	NR/Aaa	10,400,000	10,386,373

[b]	Hertz Vehicle Financing, LLC, Series 2015-2A Class A, 2.02% due 9/25/2019	NR/Aaa	15,047,000	15,015,740

	Nissan Auto Receivables Owner Trust, Series 2016-B Class A2B Floating Rate Note, 1.777% due 4/15/2019	NR/Aaa	2,379,586	2,380,394

[a,b]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AAA/Aaa	975,051	974,317

[a,b,c]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	AAA/Aaa	7,430,000	7,437,430

[a,b]	OSCAR US Funding Trust, Series 2017-2A Class A2B Floating Rate Note, 2.082% due 11/10/2020	NR/Aaa	4,670,000	4,670,705

	Toyota Motor Credit Corp., 1.50% due 2/13/2020	AA-/Aa3	20,090,000	20,086,914

[b]	Veros Auto Receivables Trust, Series 2017-1 Class A, 2.84% due 4/17/2023	NR/NR	6,964,763	6,952,435

				165,075,833

	COMMERCIAL MTG TRUST — 2.23%

[b]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	AAA/NR	5,850,948	5,950,274

[b]	Bayview Commercial Asset Trust, Series 2004-3 Class A2 Floating Rate Note, 1.972% due 1/25/2035	NR/A1	2,357,487	2,272,454

[b]	BHMS Mtg Trust, Series 2014-ATLS Class AFL Floating Rate Note, 2.861% due 7/5/2033	NR/NR	10,000,000	10,002,000

[b]	CFCRE Commercial Mtg Trust, Series 2011-C1 Class A4, 4.961% due 4/15/2044	NR/Aaa	11,235,646	11,863,763

	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 3.469% due 3/25/2034	CCC/Caa2	149,812	123,149

	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	NR/Aaa	18,707,151	18,565,327

[b]	Credit Suisse Mortgage Trust, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	NR/NR	15,866,318	16,048,852

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	DBUBS Mortgage Trust CMO, Series 2011-LC2A Class A1FL, 2.794% due 7/12/2044	NR/Aaa	3,260,061	3,294,894

[b]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 4.372% due 12/25/2045	NR/Baa1	1,146,838	1,156,441

[b]	GAHR Commercial Mortgage Trust, Series 2015-NRF Class BFX, 3.382% due 12/15/2034	AA-/NR	25,010,000	25,270,677

[b]	Wells Fargo Commercial Mtg Trust, Series 2013-120B Class A, 2.71% due 3/18/2028	AAA/NR	15,000,000	15,016,779

	WFRBS Commercial Mortgage Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	2,588,896	2,571,791

				112,136,401

	CREDIT CARD — 1.99%

	Barclays Dryrock Issuance Trust, Series 2015-4 Class A, 1.72% due 8/16/2021	AAA/NR	13,630,000	13,609,865

	Barclays Dryrock Issuance Trust, Series 2016-1 Class A, 1.52% due 5/16/2022	AAA/NR	10,365,000	10,272,908

	Cabela’s Master Credit Card Trust, Series 2015-1A Class A2 Floating Rate Note, 2.017% due 3/15/2023	AAA/NR	15,665,000	15,777,943

	Cabela’s Master Credit Card Trust, Series 2016-1 Class A2 Floating Rate Note, 2.327% due 6/15/2022	AAA/NR	15,000,000	15,137,406

	Capital One Multi-Asset Execution Trust, Series 2016-A1 Class A1 Floating Rate Note, 1.927% due 2/15/2022	AAA/NR	29,280,000	29,403,869

	Synchrony Credit Card Master Note Trust, Series 2015-2 Class A, 1.60% due 4/15/2021	AAA/NR	7,400,000	7,393,995

	Synchrony Credit Card Master Note Trust, Series 2016-1 Class A, 2.04% due 3/15/2022	NR/Aaa	8,500,000	8,496,054

				100,092,040

	OTHER ASSET BACKED — 7.64%

[b]	AMSR Trust, Series 2016-SFR1 Class A Floating Rate Note, 2.891% due 11/17/2033	NR/Aaa	15,900,000	15,988,075

	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	AAA/Aaa	9,450,776	9,364,459

[b]	BRE Grand Islander Timeshare Issuer, Series 2017-1A Class A, 2.94% due 5/25/2029	A+/NR	5,355,902	5,298,381

[b]	CLI Funding V, LLC, Series 2014-2A Class A, 3.38% due 10/18/2029	A/NR	6,718,169	6,705,080

[b]	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2 Class A, 2.55% due 1/16/2024	NR/NR	2,500,000	2,499,940

[b]	Consumer Loan Underlying Bond Credit Trust, Series 2017-P1 Class A, 2.42% due 9/15/2023	NR/NR	12,424,821	12,416,868

[a,b]	Cronos Containers Program Ltd., Series 2013-1A Class A, 3.08% due 4/18/2028	A+/NR	5,333,333	5,316,342

[a,b]	Cronos Containers Program Ltd., Series 2014-2A Class A, 3.27% due 11/18/2029	A+/NR	1,682,963	1,671,791

[b]	Dell Equipment Finance Trust, Series 2015-2 Class A3, 1.72% due 9/22/2020	AAA/Aaa	1,132,115	1,131,989

[b]	Dell Equipment Finance Trust, Series 2016-1 Class A3, 1.65% due 7/22/2021	AAA/Aaa	7,000,000	6,979,297

[b]	Dell Equipment Finance Trust, Series 2017-1 Class A2, 1.86% due 6/24/2019	AAA/NR	6,750,000	6,747,214

[b]	Dell Equipment Finance Trust, Series 2017-2 Class A2A, 1.97% due 2/24/2020	AAA/NR	6,400,000	6,383,924

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54% due 5/20/2027	A+/NR	11,751,053	11,740,053

[a,b]	ECAF Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	A-/NR	4,620,561	4,637,888

	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	AAA/Aa1	11,654,085	11,627,850

[b]	Fairway Outdoor Funding, LLC, Series 2012-1A Class A2, 4.212% due 10/15/2042	NR/NR	5,971,084	6,088,935

[b]	Foundation Finance Trust, Series 2017-1A Class A, 3.30% due 7/15/2033	NR/NR	8,000,000	7,999,963

[b]	Global SC Finance SRL, Class 2017-1A Series A, 3.85% due 4/15/2037	A/NR	8,000,784	8,127,679

[b]	GTP Acquisition Partners I, LLC, Series 2015-1 Class A, 2.35% due 6/15/2045	NR/Aaa	10,000,000	9,916,031

	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	AAA/Aaa	22,544,000	22,491,170

[b]	HERO Funding Trust, Series 2015-1A Class A, 3.84% due 9/21/2040	NR/NR	11,350,359	11,548,991

[b]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	NR/NR	1,910,403	1,902,815

[b]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1 Floating Rate Note, 2.532% due 4/10/2030	NR/Aaa	15,242,998	15,284,084

[b]	Marlette Funding Trust, Series 2017-2A Class A, 2.39% due 7/15/2024	NR/NR	8,867,934	8,866,905

[b]	Navitas Equipment Receivables, LLC, Series 2015-1 Class A2, 2.12% due 11/15/2018	NR/Aa1	600,177	599,824

	Northwest Airlines, Inc., 7.027% due 5/1/2021	A/A2	3,568,013	3,839,539

[b,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 2.261% due 12/1/2037	A/Baa1	1,750,000	1,653,750

[b]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21% due 5/17/2020	BBB+/NR	6,700,000	6,724,772

[b]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	A+/NR	12,900,000	13,064,020

[b]	Oportun Funding, LLC, Series 2017-A Class A, 3.23% due 6/8/2023	NR/NR	5,500,000	5,472,507

[b]	Oportun Funding, LLC, Series 2017-B Class A, 3.22% due 10/10/2023	NR/NR	7,500,000	7,455,865

[b]	PFS Financing Corp., Series 2015-AA Class A Floating Rate Note, 2.097% due 4/15/2020	AAA/Aaa	7,400,000	7,406,852

[b]	PFS Financing Corp., Series 2016-BA Class A, 1.87% due 10/15/2021	AAA/Aaa	5,610,000	5,534,595

[b]	PFS Financing Corp., Series 2017-BA Class A1 Floating Rate Note, 2.077% due 7/15/2022	AAA/Aaa	16,900,000	16,892,844

[b]	PFS Financing Corp., Series 2017-D Class A, 2.40% due 10/17/2022	AAA/Aaa	10,000,000	9,997,460

[b]	Prosper Marketplace Issuance Trust, Series 2017-2A Class A, 2.41% due 9/15/2023	NR/NR	7,565,679	7,571,960

[b]	Prosper Marketplace Issuance Trust, Series 2017-3A Class A, 2.36% due 11/15/2023	NR/NR	6,598,260	6,600,586

[b]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	17,900,000	17,943,012

[b]	SBA Tower Trust, Series 2015-1 Class C, 3.156% due 10/10/2045	NR/A2	5,000,000	5,035,314

[b]	SBA Tower Trust, Series 2016-1 Class C, 2.877% due 7/10/2046	NR/A2	9,500,000	9,428,750

[b]	Sierra Receivables Funding Co., LLC, Series 2012-2A Class A, 2.05% due 6/20/2031	A/NR	1,130,006	1,125,558

[b]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	2,901,699	2,880,798

[b]	Sierra Receivables Funding Co., LLC, Series 2015-1A Class A, 2.40% due 3/22/2032	A/NR	2,531,709	2,510,232

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Sierra Receivables Funding Co., LLC, Series 2015-2A Class A, 2.43% due 6/20/2032	A/NR	1,784,137	1,768,351

[b]	Sierra Receivables Funding Co., LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	A/NR	4,869,203	4,858,143

[b]	SoFi Consumer Loan Program Trust, Series 2017-3 Class A, 2.77% due 5/25/2026	AA/NR	3,397,612	3,408,019

[b]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472% due 5/20/2046	BBB/NR	9,345,167	9,473,209

[b]	Springleaf Funding Trust, Series 2015-AA Class A, 3.16% due 11/15/2024	A+/NR	13,000,000	13,052,931

[b]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	NR/NR	7,701,053	7,709,382

[b]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A Floating Rate Note, 1.977% due 11/15/2022	NR/Aaa	3,350,000	3,361,181

[b]	Westgate Resorts, Series 2016-1A Class A, 3.50% due 12/20/2028	NR/NR	7,569,820	7,542,246

				383,647,424

	RESIDENTIAL MTG TRUST — 4.25%

[b]	Angel Oak Mortgage Trust, LLC, Series 2017-1 Class A2, 3.085% due 1/25/2047	NR/NR	4,773,263	4,759,444

[b]	Angel Oak Mortgage Trust, LLC, Series 2017-3, Class A1, 2.708% due 11/25/2047	NR/NR	9,645,630	9,579,913

[b]	Bayview Opportunity Master Fund, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	NR/NR	4,646,301	4,684,211

[b]	Citigroup Mortgage Loan Trust, Inc., Series 2014-A Class A, 4.00% due 1/25/2035	AAA/NR	2,485,847	2,570,133

	Countrywide Home Loan, Series 2004-HYB2 Class 1A, 3.545% due 7/20/2034	A/B1	159,032	164,736

[b]	FDIC Trust, Series 2013-R1 Class A, 1.15% due 3/25/2033	NR/NR	1,850,467	1,830,120

[b,c]	Finance of America Structured Securities Trust, Series 2017-HB1 Class A, 2.321% due 11/25/2027	NR/Aaa	14,427,488	14,427,486

[b]	Flagstar Mortgage Trust, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	NR/Aaa	12,060,149	11,953,625

[b]	JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00% due 5/25/2047	NR/Aaa	19,488,318	19,474,587

[b]	JPMorgan Mortgage Trust, Series 2017-6 Class A5, 3.50% due 12/25/2048	NR/Aaa	22,779,500	23,092,522

	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 3.27% due 8/25/2034	CCC/NR	544,140	495,885

[b]	Nationstar HECM Loan Trust, Series 2017-2A Class A1, 2.038% due 9/25/2027	NR/Aaa	9,851,579	9,851,579

[b]	New Residential Mortgage Loan Trust, Series 2017-2A Class A3, 4.00% due 3/25/2057	AAA/NR	10,928,762	11,261,813

[b]	New Residential Mortgage Loan Trust, Series 2017-3A Class A1, 4.00% due 4/25/2057	AAA/NR	13,849,768	14,268,100

[b]	New Residential Mortgage Loan Trust, Series 2017-4A Class A1, 4.00% due 5/25/2057	NR/Aaa	18,220,349	18,774,803

[b]	New Residential Mortgage Loan Trust, Series 2017-5A Class A1, 3.052% due 6/25/2057	NR/Aaa	1,694,241	1,711,946

[b]	New Residential Mortgage Loan Trust, Series 2017-6A Class A1, 4.00% due 8/27/2057	NR/Aaa	6,155,578	6,317,894

	Option One Mortgage Loan Trust, Series 2005-5 Class A3 Floating Rate Note, 1.762% due 12/25/2035	AA+/Aaa	124,048	124,101

	Residential Asset Mortgage Products, Inc., Series 2003-SL1 Class A31, 7.125% due 4/25/2031	AA+/NR	1,170,370	1,197,899

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Sequoia Mortgage Trust, Series 2017-4 Class A4, 3.50% due 7/25/2047	NR/Aaa	4,318,277	4,382,881

[b]	Sequoia Mortgage Trust, Series 2017-5 Class A4, 3.50% due 8/25/2047	NR/Aaa	10,067,795	10,208,976

[b]	Shellpoint Asset Funding Trust, Series 2013-1 Class A1, 3.75% due 7/25/2043	AAA/NR	5,763,869	5,930,868

	Structured Asset Securities Corp., Series 2003-9A Class 2A2, 3.265% due 3/25/2033	AA+/NR	1,274,514	1,308,215

[b]	Towd Point Mortgage Trust, Series 2016-5 Class A1, 2.50% due 10/25/2056	NR/Aaa	12,168,128	12,093,861

[b]	Towd Point Mortgage Trust, Series 2017-1 Class A1, 2.75% due 10/25/2056	NR/Aaa	6,579,907	6,579,400

[b]	Verus Securitization Trust, Series 2017-2A Class A1 Step-Up Bond, 2.485% due 7/25/2047	AAA/NR	16,385,144	16,393,597

	Washington Mutual Mortgage, Series 2003-S13 Class 21A1, 4.50% due 12/25/2018	AA+/NR	59,977	59,839

				213,498,434

	STUDENT LOAN — 2.41%

	Navient Student Loan Trust, Series 2014-1 Class A3 Floating Rate Note, 1.838% due 6/25/2031	NR/A1	10,750,000	10,715,566

[b]	Navient Student Loan Trust, Series 2015-AA Class A2B Floating Rate Note, 2.677% due 12/15/2028	NR/Aaa	6,195,052	6,316,512

[b]	Navient Student Loan Trust, Series 2016-6A Class A2 Floating Rate Note, 2.302% due 3/25/2066	AAA/Aaa	13,900,000	14,045,779

[b]	Nelnet Student Loan Trust, Series 2013-1A Class A Floating Rate Note, 1.928% due 6/25/2041	NR/Aaa	7,481,419	7,481,415

[b]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 3.078% due 12/26/2040	NR/NR	11,900,828	11,924,219

[b]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 2.102% due 5/25/2057	AA+/NR	2,264,091	2,260,562

	SLM Student Loan Trust, Series 2003-C Class A2 Floating Rate Note, 1.979% due 9/15/2020	AAA/Aaa	107,054	106,802

[b]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 3.977% due 1/15/2043	AAA/Aaa	13,650,000	14,169,684

[b]	SLM Student Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	AAA/Aaa	2,644,899	2,672,685

	SLM Student Loan Trust, Series 2013-6 Class A3 Floating Rate Note, 1.978% due 6/25/2055	NR/Aaa	23,735,136	23,945,083

[b]	SLM Student Loan Trust, Series 2013-B Class A2B Floating Rate Note, 2.577% due 6/17/2030	AAA/NR	854,028	859,639

[b]	SMB Private Education Loan Trust, Series 2015-A Class A3 Floating Rate Note, 2.977% due 2/17/2032	AAA/Aaa	10,000,000	10,276,784

[b]	Social Professional Loan Program LLC, Series 2017-E Class A2B, 2.72% due 11/26/2040	AAA/Aaa	6,000,000	5,958,137

[b]	Social Professional Loan Program, LLC, Series 2014-A Class A1 Floating Rate Note, 2.838% due 6/25/2025	AAA/NR	1,196,222	1,209,414

[b]	Social Professional Loan Program, LLC, Series 2014-A Class A2, 3.02% due 10/25/2027	AAA/NR	6,257,669	6,280,295

[b]	Social Professional Loan Program, LLC, Series 2014-B Class A1 Floating Rate Note, 2.802% due 8/25/2032	AAA/Aaa	1,853,960	1,875,563

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Social Professional Loan Program, LLC, Series 2014-B Class A2, 2.55% due 8/27/2029	AAA/Aaa	579,557	577,614

				120,675,753

	TOTAL ASSET BACKED SECURITIES (Cost $1,129,174,854)			1,129,503,776

	CORPORATE BONDS — 46.68%
	AUTOMOBILES & COMPONENTS — 1.05%
	Automobiles — 1.05%
[b]	Daimler Finance North America, LLC, 2.45% due 5/18/2020	A/A2	9,850,000	9,842,566
[b]	Daimler Finance North America, LLC Floating Rate Note, 1.921% due 5/5/2020	A/A2	6,850,000	6,872,614
[b]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	4,950,000	4,948,441
[b]	Hyundai Capital America, 2.40% due 10/30/2018	A-/Baa1	9,950,000	9,940,389
[a,b]	Hyundai Capital America, 3.00% due 8/29/2022	A-/Baa1	4,500,000	4,424,877
[b]	Nissan Motor Acceptance Corp., 1.749% due 7/13/2020	A/A2	6,900,000	6,918,737
[b]	Volkswagen Group of America, Inc., 1.65% due 5/22/2018	BBB+/A3	10,000,000	9,990,007

				52,937,631

	BANKS — 4.03%
	Banks — 4.03%
	Bank of America Corp. Floating Rate Note, 2.205% due 4/1/2019	A-/A3	8,000,000	8,063,882
	Bank of America Corp. Floating Rate Note, 2.399% due 1/15/2019	A-/A3	4,225,000	4,260,067
[a]	Barclays plc, 3.684% due 1/10/2023	BBB/Baa2	10,000,000	10,147,776
[a]	Barclays plc Floating Rate Note, 2.975% due 1/10/2023	BBB/Baa2	11,000,000	11,301,340
	Capital One Bank (USA), N.A., 2.30% due 6/5/2019	BBB+/Baa1	3,000,000	2,996,462
	Capital One Bank (USA), N.A. Floating Rate Note, 2.217% due 8/8/2022	BBB+/Baa1	27,000,000	26,980,904
	Citigroup, Inc., 2.50% due 7/29/2019	BBB+/Baa1	2,925,000	2,933,976
	Citigroup, Inc. Floating Rate Note, 2.911% due 9/1/2023	BBB+/Baa1	14,000,000	14,410,519
	Citizens Bank N.A., 2.25% due 3/2/2020	A-/Baa1	5,000,000	4,976,189
	Fifth Third Bank, 2.30% due 3/15/2019	A-/A3	3,800,000	3,802,875
	First Tennessee Bank, 2.95% due 12/1/2019	BBB/Baa3	7,000,000	7,046,583
	JPMorgan Chase & Co. Floating Rate Note, 2.961% due 3/1/2021	A-/A3	7,000,000	7,217,928
	Manufacturers and Traders Trust Co., 2.30% due 1/30/2019	A/A3	10,000,000	10,027,216
[a]	Mitsubishi UFJ Financial Group, Inc. Floating Rate Note, 3.361% due 3/1/2021	A-/A1	9,500,000	9,882,858
[a,b]	Mizuho Bank Ltd., 2.45% due 4/16/2019	A/A1	7,000,000	7,005,139
[a,b]	Mizuho Bank Ltd. Floating Rate Note, 2.553% due 10/20/2018	A/A1	5,000,000	5,036,223
[b]	Santander Holdings USA, Inc., 3.40% due 1/18/2023	BBB/Baa3	7,937,000	7,906,074
[a]	Santander UK plc Floating Rate Note, 3.054% due 3/14/2019	A/Aa3	9,900,000	10,047,251
[b]	Sovereign Bank, 12.18% due 6/30/2020	BBB+/A2	2,840,823	3,358,563
[a]	Sumitomo Mitsui Banking Corp. Floating Rate Note, 2.137% due 7/12/2022	A-/A1	6,000,000	6,017,812

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Sumitomo Mitsui Banking Corp. Floating Rate Note, 2.103% due 7/23/2018	A/A1	14,700,000	14,743,330
[a]	Sumitomo Mitsui Banking Corp. Floating Rate Note, 1.664% due 10/18/2019	A/A1	15,000,000	15,001,650
	Wells Fargo & Co., 2.625% due 7/22/2022	A/A2	4,962,000	4,935,311
	Wells Fargo & Co. Floating Rate Note, 2.525% due 12/7/2020	A/A2	4,400,000	4,478,457

				202,578,385

	CAPITAL GOODS — 0.95%
	Industrial Conglomerates — 0.40%
	Carlisle Companies, Inc., 3.50% due 12/1/2024	BBB/Baa2	6,787,000	6,840,627
	Roper Technologies, Inc., 3.00% due 12/15/2020	BBB/Baa3	4,870,000	4,927,957
[a,b]	Siemens Financieringsmaatschappij N.V., 2.21% due 3/16/2022	A+/A1	5,000,000	5,044,989
[a,b]	Smiths Group plc, 7.20% due 5/15/2019	BBB+/Baa2	3,000,000	3,172,334
	Machinery — 0.55%
	Aeroquip Vickers, Inc., 6.875% due 4/9/2018	A-/NR	1,500,000	1,513,016
	Ingersoll Rand Co., 6.391% due 11/15/2027	BBB/Baa2	3,000,000	3,511,333
	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	A-/Baa2	6,900,000	6,920,842
	Wabtec Corp., 4.375% due 8/15/2023	BBB/Baa3	10,590,000	10,877,750
	Wabtec Corp., 3.45% due 11/15/2026	BBB/Baa3	5,000,000	4,889,790

				47,698,638

	COMMERCIAL & PROFESSIONAL SERVICES — 0.40%
	Commercial Services & Supplies — 0.11%
	Cintas Corp. No. 2, 2.90% due 4/1/2022	BBB+/A3	2,622,000	2,645,478
	Republic Services, Inc., 3.375% due 11/15/2027	BBB+/Baa3	2,980,000	3,002,280
	Professional Services — 0.29%
	Dun & Bradstreet, Inc., 4.25% due 6/15/2020	BB+/NR	7,175,000	7,358,661
	Verisk Analytics, Inc., 4.00% due 6/15/2025	BBB-/Baa3	6,930,000	7,166,249

				20,172,668

	CONSUMER DURABLES & APPAREL — 0.74%
	Household Durables — 0.21%
	Tupperware Brands Corp., 4.75% due 6/1/2021	BBB-/Baa3	10,000,000	10,542,121
	Leisure Products — 0.53%
	Hasbro, Inc., 3.50% due 9/15/2027	BBB/Baa1	13,174,000	12,874,906
	Mattel, Inc., 2.35% due 8/15/2021	BB-/Ba3	9,915,000	8,833,670
	Mattel, Inc., 1.70% due 3/15/2018	BB/Ba3	4,760,000	4,742,150

				36,992,847

	CONSUMER SERVICES — 0.26%
	Diversified Consumer Services — 0.26%
	Rensselaer Polytechnic I, 5.60% due 9/1/2020	BBB+/A3	10,925,000	11,686,942

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	University of Chicago, 3.065% due 10/1/2024	AA-/Aa2	1,174,000	1,152,819

				12,839,761

	DIVERSIFIED FINANCIALS — 7.48%

	Capital Markets — 5.28%

	Ares Capital Corp., 4.875% due 11/30/2018	BBB/NR	18,000,000	18,410,961

[b]	Ares Finance Co., LLC, 4.00% due 10/8/2024	BBB+/NR	5,000,000	4,809,751

	CBOE Holdings, Inc., 3.65% due 1/12/2027	BBB+/Baa1	6,824,000	7,028,539

	CBOE Holdings, Inc., 1.95% due 6/28/2019	BBB+/Baa1	1,745,000	1,733,969

[a]	Credit Suisse Group AG — New York, 1.70% due 4/27/2018	A/A1	9,325,000	9,318,061

[a]	Credit Suisse Group Funding (Guernsey) Ltd., 3.125% due 12/10/2020	BBB+/Baa2	10,000,000	10,120,263

[a]	Credit Suisse Group Funding (Guernsey) Ltd., 4.55% due 4/17/2026	BBB+/Baa2	7,000,000	7,494,788

[a]	Credit Suisse Group Funding (Guernsey) Ltd., 3.80% due 9/15/2022	BBB+/Baa2	7,000,000	7,220,776

	FS Investment Corp., 4.00% due 7/15/2019	BBB/NR	12,000,000	12,142,255

	Goldman Sachs Group, Inc. Floating Rate Note, 2.586% due 11/15/2021	BBB+/A3	3,255,000	3,302,579

	Goldman Sachs Group, Inc. Floating Rate Note, 2.383% due 10/23/2019	BBB+/A3	11,517,000	11,643,225

	Goldman Sachs Group, Inc. Floating Rate Note, 2.789% due 9/15/2020	BBB+/A3	17,900,000	18,238,946

	Legg Mason, Inc., 4.75% due 3/15/2026	BBB/Baa1	5,000,000	5,357,348

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	1,660,000	1,664,757

	Moody’s Corp., 4.875% due 2/15/2024	BBB+/NR	17,000,000	18,673,106

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	14,850,000	14,941,057

	Moody’s Corp. Floating Rate Note, 1.837% due 9/4/2018	BBB+/NR	6,950,000	6,955,536

	Morgan Stanley, 2.80% due 6/16/2020	BBB+/A3	1,350,000	1,362,181

	Morgan Stanley Floating Rate Note, 2.765% due 10/24/2023	BBB+/A3	19,900,000	20,466,108

	Morgan Stanley Floating Rate Note, 2.515% due 1/27/2020	BBB+/A3	925,000	938,329

	Solar Capital Ltd., 4.50% due 1/20/2023	BBB-/NR	12,000,000	11,889,720

	State Street Corp. Floating Rate Note, 2.336% due 8/18/2020	A/A1	9,475,000	9,647,318

[a,b]	SumitG Guaranteed Secured Obligation Issuer D.A.C, 2.251% due 11/2/2020	NR/Aa2	15,000,000	14,851,236

	TD Ameritrade Holding Corp., 2.95% due 4/1/2022	A/A2	2,550,000	2,580,539

	The Bank of New York Mellon Corp. Floating Rate Note, 2.428% due 10/30/2023	A/A1	11,835,000	12,159,364

	The Bank of New York Mellon Corp. Floating Rate Note, 2.292% due 8/17/2020	A/A1	4,525,000	4,593,020

[a,b]	UBS AG Jersey Floating Rate Note, 3.115% due 9/24/2020	A-/Baa1	10,800,000	11,038,715

[a,b]	UBS AG London Floating Rate Note, 1.799% due 5/28/2019	A+/A1	5,000,000	5,000,200

[a]	UBS AG Stamford, 2.375% due 8/14/2019	A+/A1	4,500,000	4,503,704

[a]	UBS AG Stamford, 1.80% due 3/26/2018	A+/A1	3,000,000	3,000,105

[a,b]	UBS Group Funding Switzerland AG Floating Rate Note, 2.366% due 8/15/2023	A-/Baa1	4,000,000	4,016,783

	Consumer Finance — 0.85%

	American Express Co., 3.00% due 10/30/2024	BBB+/A3	21,868,000	21,831,725

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	1,950,000	1,963,561

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value
	Western Union Co., 3.35% due 5/22/2019	BBB/Baa2	11,350,000	11,472,831
	Western Union Co., 3.65% due 8/22/2018	BBB/Baa2	2,000,000	2,017,956
	Western Union Co. Floating Rate Note, 2.246% due 5/22/2019	NR/Baa2	5,410,000	5,424,515
	Diversified Financial Services — 1.21%
[b]	Athene Global Funding, 2.875% due 10/23/2018	A-/NR	13,925,000	13,998,295
	General Electric Capital Corp. Floating Rate Note, 1.776% due 12/28/2018	A/A2	4,850,000	4,837,337
	General Electric Capital Corp. Floating Rate Note, 2.589% due 3/15/2023	A/A2	7,725,000	7,813,808
[b]	Jackson National Life Global Funding, 3.25% due 1/30/2024	AA/A1	10,000,000	10,100,029
[b]	Jackson National Life Global Funding, 2.20% due 1/30/2020	AA/A1	8,000,000	7,971,450
	National Rural Utilities Cooperative Finance Corp., 10.375% due 11/1/2018	A/A1	2,000,000	2,136,648
	S&P Global, Inc., 4.00% due 6/15/2025	NR/Baa1	8,000,000	8,403,367
	S&P Global, Inc., 2.50% due 8/15/2018	NR/Baa1	2,950,000	2,958,525
	S&P Global, Inc., 3.30% due 8/14/2020	NR/Baa1	2,450,000	2,495,574
	Insurance — 0.06%
[b]	AIG Global Funding, 1.815% due 7/2/2020	A+/A2	3,000,000	3,010,182
	Mortgage Real Estate Investment Trusts — 0.08%
	Healthcare Trust of America, Inc., 2.95% due 7/1/2022	BBB/Baa2	3,920,000	3,909,675

				375,448,717

	ENERGY — 4.83%
	Energy Equipment & Services — 0.20%
	Oceaneering International, Inc., 4.65% due 11/15/2024	BBB/Baa3	10,000,000	9,729,193
[a,b,d]	Schahin II Finance Co. (SPV) Ltd., 5.875% due 9/25/2023	NR/NR	4,082,733	449,101
	Oil, Gas & Consumable Fuels — 4.63%
[a]	BP Capital Markets plc Floating Rate Note, 1.763% due 8/14/2018	A-/A1	11,380,000	11,393,869
	Buckeye Partners LP, 4.15% due 7/1/2023	BBB-/Baa3	7,000,000	7,190,713
[a,b]	CNPC General Capital Ltd., 2.75% due 5/14/2019	A/A2	5,000,000	5,008,978
[b]	Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	BBB-/Baa3	26,000,000	25,959,277
	Energen Corp., 4.625% due 9/1/2021	BB/B2	10,000,000	10,125,000
	Exxon Mobil Corp., 2.222% due 3/1/2021	AA+/Aaa	4,925,000	4,913,978
	Exxon Mobil Corp. Floating Rate Note, 2.261% due 3/1/2019	AA+/Aaa	6,625,000	6,682,071
	Exxon Mobil Corp. Floating Rate Note, 2.068% due 2/28/2018	AA+/Aaa	6,950,000	6,954,186
[b]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	BBB/Baa2	10,435,000	10,805,469
	Gulf South Pipeline Co., LP, 4.00% due 6/15/2022	BBB-/Baa2	13,690,000	14,059,797
[a,b]	Harvest Operations Corp., 2.125% due 5/14/2018	AA/Aa2	7,000,000	6,990,957
	HollyFrontier Corp., 5.875% due 4/1/2026	BBB-/Baa3	25,000,000	27,815,936
	Marathon Petroleum Corp., 2.70% due 12/14/2018	BBB/Baa2	8,000,000	8,028,737
[b]	Northern Natural Gas Co., 5.75% due 7/15/2018	A/A2	50,000	50,975
[b]	Northwest Pipeline, LLC, 4.00% due 4/1/2027	BBB/Baa2	10,000,000	10,119,603
	NuStar Logistics LP, 4.75% due 2/1/2022	BB/Ba1	5,000,000	5,050,000

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value
[a]	Petroleos Mexicanos Floating Rate Note, 3.374% due 7/18/2018	BBB+/Baa3	10,000,000	10,062,500
[b]	Phillips 66 Co. Floating Rate Note, 2.009% due 4/15/2019	BBB+/A3	6,925,000	6,929,032
[a]	Sasol Financing International plc, 4.50% due 11/14/2022	BB+/Baa3	4,000,000	4,052,400
[b]	Semco Energy, Inc., 5.15% due 4/21/2020	A-/A2	3,000,000	3,148,024
[a,b]	Sinopec Group Overseas Development 2017 Ltd., 2.25% due 9/13/2020	A+/A1	16,000,000	15,788,688
[b]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	BBB-/Baa2	16,286,000	16,961,519
	Transcontinental Gas Pipe Line Co., LLC, 7.85% due 2/1/2026	BBB/Baa2	11,000,000	14,059,858

				242,329,861

	FOOD & STAPLES RETAILING — 0.16%
	Food & Staples Retailing — 0.16%
[a,b]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	BBB/Baa2	7,900,000	7,827,380

				7,827,380

	FOOD, BEVERAGE & TOBACCO — 3.04%
	Beverages — 1.12%
	Anheuser-Busch InBev Finance Inc., 3.30% due 2/1/2023	A-/A3	9,650,000	9,874,780
	Anheuser-Busch InBev Finance Inc. Floating Rate Note, 2.641% due 2/1/2021	A-/A3	7,550,000	7,791,052
[a,b]	Coca Cola Icecek Uretim A.S., 4.75% due 10/1/2018	NR/Baa3	5,000,000	5,065,455
[a,b]	JB y Compania, S.A. de C.V., 3.75% due 5/13/2025	BBB/NR	13,750,000	13,781,197
	PepsiCo, Inc. Floating Rate Note, 1.877% due 10/6/2021	A+/A1	19,230,000	19,491,037
	Food Products — 1.34%
	Conagra Brands, Inc. Floating Rate Note, 1.857% due 10/9/2020	BBB/Baa2	14,850,000	14,873,612
	General Mills, Inc., 2.60% due 10/12/2022	BBB+/A3	14,850,000	14,737,590
	Kraft Heinz Foods Co. Floating Rate Note, 1.823% due 8/9/2019	BBB-/Baa3	14,925,000	14,960,251
	Kraft Heinz Foods Co. Floating Rate Note, 1.98% due 2/10/2021	BBB-/Baa3	14,815,000	14,852,221
	Mead Johnson Nutrition Co., 4.125% due 11/15/2025	A-/A3	3,000,000	3,181,827
	Mead Johnson Nutrition Co., 3.00% due 11/15/2020	A-/A3	1,900,000	1,928,459
	Tyson Foods, Inc. Floating Rate Note, 2.037% due 6/2/2020	BBB/Baa2	2,850,000	2,865,615
	Tobacco — 0.58%
	Altria Group, Inc., 2.625% due 1/14/2020	A-/A3	4,900,000	4,931,588
[b]	B.A.T. Capital Corp., 2.296% due 8/15/2022	BBB+/Baa2	5,000,000	5,059,740
[b]	B.A.T. Capital Corp., 3.22% due 8/15/2024	BBB+/Baa2	2,980,000	2,979,882
[b]	B.A.T. Capital Corp. Floating Rate Note, 2.003% due 8/14/2020	BBB+/Baa2	7,370,000	7,409,678
[a,b]	B.A.T. International Finance plc, 3.95% due 6/15/2025	BBB+/Baa2	3,000,000	3,125,199
	Reynolds American, Inc., 6.875% due 5/1/2020	BBB+/Baa2	5,000,000	5,481,970

				152,391,153

	HEALTH CARE EQUIPMENT & SERVICES — 1.20%
	Health Care Equipment & Supplies — 0.43%
	Abbott Laboratories, 2.35% due 11/22/2019	BBB/Baa3	14,825,000	14,841,123

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Abbott Laboratories, 3.40% due 11/30/2023	BBB/Baa3	6,860,000	6,978,691
	Health Care Providers & Services — 0.77%
	Anthem, Inc., 3.35% due 12/1/2024	A/Baa2	3,896,000	3,952,580
	Anthem, Inc., 2.50% due 11/21/2020	A/Baa2	7,905,000	7,888,495
	Catholic Health Initiatives, 2.95% due 11/1/2022	BBB+/Baa1	7,000,000	6,939,403
	Express Scripts Holding Co., 2.60% due 11/30/2020	BBB+/Baa2	9,750,000	9,740,992
	Wellpoint, Inc., 2.25% due 8/15/2019	A/Baa2	10,000,000	9,981,304

				60,322,588

	HOUSEHOLD & PERSONAL PRODUCTS — 0.19%
	Household Products — 0.19%
	Church & Dwight Co, Inc., 2.45% due 8/1/2022	BBB+/Baa1	4,716,000	4,658,244
	Edgewell Personal Care, 4.70% due 5/24/2022	BB+/Ba2	2,000,000	2,050,000
[a,b]	Kimberly-Clark de Mexico, 3.80% due 4/8/2024	A-/NR	3,000,000	3,046,938

				9,755,182

	INSURANCE — 3.40%
	Insurance — 3.40%
[b]	AIG Global Funding, 1.95% due 10/18/2019	A+/A2	2,900,000	2,874,929
[a,b]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	A/Baa2	10,260,000	10,557,530
[a]	Enstar Group Ltd., 4.50% due 3/10/2022	BBB-/NR	1,950,000	1,985,998
	Hanover Insurance Group, Inc., 4.50% due 4/15/2026	BBB/Baa3	10,000,000	10,402,363
	Horace Mann Educators Corp., 4.50% due 12/1/2025	BBB/Baa3	4,800,000	5,001,692
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	4,690,000	4,934,914
[b]	Jackson National Life Global Co., 2.405% due 6/27/2022	AA/A1	7,900,000	7,989,487
	Kemper Corp., 4.35% due 2/15/2025	BBB-/Baa3	20,020,000	20,380,396
[a,b]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	BBB/Baa2	11,000,000	11,600,028
	Mercury General Corp., 4.40% due 3/15/2027	NR/Baa2	16,000,000	16,451,458
[b]	Metropolitan Life Global Funding I, 1.949% due 6/12/2020	AA-/Aa3	8,000,000	8,032,827
[a]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	BBB+/NR	5,000,000	5,262,720
[b]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	2,450,000	2,454,459
[b]	Principal Life Global Funding II, 2.20% due 4/8/2020	A+/A1	7,000,000	6,973,334
[b]	Protective Life Global Funding, 2.615% due 8/22/2022	AA-/A1	15,000,000	14,785,764
	Reinsurance Group of America, Inc., 3.95% due 9/15/2026	A-/Baa1	3,765,000	3,847,874
[b]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A/A2	9,900,000	9,921,924
[b]	Reliance Standard Life Insurance Co., 2.50% due 1/15/2020	A/A2	15,000,000	15,000,688
[b]	Reliance Standard Life Insurance Co., 3.05% due 1/20/2021	A/A2	3,975,000	4,028,990
[b]	Sammons Financial Group, 4.45% due 5/12/2027	BBB+/NR	7,950,000	8,153,090

				170,640,465

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	MATERIALS — 1.30%
	Chemicals — 0.98%
[b]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 2.127% due 5/1/2020	A-/A2	29,900,000	30,170,619
[b]	Incitec Pivot Finance, LLC, 6.00% due 12/10/2019	BBB/Baa2	4,538,000	4,807,084
[a,b]	Office Cherifien des Phosphates, 5.625% due 4/25/2024	BBB-/NR	8,555,000	9,163,945
[a,b]	Yara International ASA, 3.80% due 6/6/2026	BBB/Baa2	5,000,000	4,960,269
	Metals & Mining — 0.32%
[a]	Anglogold Holdings plc, 5.375% due 4/15/2020	BB+/Baa3	9,100,000	9,507,334
[a]	Anglogold Holdings plc, 5.125% due 8/1/2022	BB+/Baa3	6,500,000	6,789,708

				65,398,959

	MEDIA — 0.26%
	Media — 0.26%
[b]	Cox Communications, Inc., 3.15% due 8/15/2024	BBB/Baa2	8,000,000	7,879,076
	The Washington Post Co., 7.25% due 2/1/2019	BB+/Ba1	5,000,000	5,187,500

				13,066,576

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.00%
	Biotechnology — 0.52%
	Biogen, Inc., 3.625% due 9/15/2022	A-/Baa1	5,000,000	5,181,753
	Gilead Sciences, Inc., 2.50% due 9/1/2023	A/A3	4,695,000	4,635,009
	Gilead Sciences, Inc., 2.55% due 9/1/2020	A/A3	4,820,000	4,862,831
	Gilead Sciences, Inc., 3.25% due 9/1/2022	A/A3	4,650,000	4,785,876
	Gilead Sciences, Inc., 1.85% due 9/20/2019	A/A3	6,900,000	6,871,331
	Pharmaceuticals — 0.48%
[a]	Allergan Funding SCS, 2.35% due 3/12/2018	BBB/Baa3	1,720,000	1,721,362
[a]	Allergan Funding SCS, 3.45% due 3/15/2022	BBB/Baa3	5,000,000	5,080,271
[a]	Allergan Funding SCS, 3.80% due 3/15/2025	BBB/Baa3	5,000,000	5,090,234
[a]	Allergan Funding SCS Floating Rate Note, 2.804% due 3/12/2020	BBB/Baa3	5,000,000	5,072,385
[a]	Mylan N.V., 3.00% due 12/15/2018	BBB-/Baa3	4,900,000	4,926,202
	Zoetis, Inc., 3.45% due 11/13/2020	BBB/Baa1	2,000,000	2,047,225

				50,274,479

	REAL ESTATE — 0.99%
	Equity Real Estate Investment Trusts — 0.93%
	Alexandria Real Estate Equities, Inc., 3.95% due 1/15/2027	BBB/Baa2	3,975,000	4,060,621
	Alexandria Real Estate Equities, Inc., 3.90% due 6/15/2023	BBB/Baa2	11,700,000	12,091,735
	Crown Castle International Corp., 3.20% due 9/1/2024	BBB-/Baa3	3,870,000	3,829,872
	EPR Properties, 5.25% due 7/15/2023	BBB-/Baa2	4,041,000	4,300,066
	Hospitality Properties Trust, 4.95% due 2/15/2027	BBB-/Baa2	2,000,000	2,109,243
	Washington REIT, 4.95% due 10/1/2020	BBB/Baa2	19,100,000	19,944,744

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Real Estate Management & Development — 0.06%
	Jones Lang LaSalle, Inc., 4.40% due 11/15/2022	BBB/Baa1	3,000,000	3,160,688

				49,496,969

	RETAILING — 0.96%
	Internet & Direct Marketing Retail — 0.57%
	Amazon.com, Inc., 5.20% due 12/3/2025	AA-/Baa1	18,175,000	20,863,887
	The Priceline Group, Inc., 2.75% due 3/15/2023	BBB+/Baa1	7,925,000	7,896,355
	Multiline Retail — 0.39%
	Family Dollar Stores, Inc., 5.00% due 2/1/2021	BBB-/Baa3	18,475,000	19,583,500

				48,343,742

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.76%
	Semiconductors & Semiconductor Equipment — 0.76%
[b]	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.375% due 1/15/2020	BBB-/Baa2	8,875,000	8,814,980
[b]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00% due 1/15/2022	BBB-/Baa2	9,000,000	8,923,767
[b]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625% due 1/15/2024	BBB-/Baa2	9,000,000	8,949,463
	Qualcomm, Inc. Floating Rate Note, 1.796% due 5/20/2019	A/A1	6,583,000	6,591,996
	Qualcomm, Inc. Floating Rate Note, 1.886% due 5/20/2020	A/A1	4,747,000	4,749,032

				38,029,238

	SOFTWARE & SERVICES — 2.35%
	Information Technology Services — 0.79%
	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	BBB+/Baa1	8,000,000	8,290,787
	Fidelity National Information Services, Inc., 2.85% due 10/15/2018	BBB/Baa2	4,850,000	4,879,435
	SAIC, Inc., 4.45% due 12/1/2020	BBB-/Ba1	2,000,000	2,075,000
	Total System Services, Inc., 3.75% due 6/1/2023	BBB-/Baa3	500,000	510,453
	Total System Services, Inc., 3.80% due 4/1/2021	BBB-/Baa3	3,000,000	3,074,898
	Total System Services, Inc., 2.375% due 6/1/2018	BBB-/Baa3	20,915,000	20,921,276
	Internet Software & Services — 0.10%
	eBay, Inc., 2.50% due 3/9/2018	BBB+/Baa1	4,885,000	4,889,548
	Software — 1.46%
	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	1,945,000	1,963,561
	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	4,082,000	4,101,887
	CA Technologies, Inc., 3.60% due 8/1/2020	BBB+/Baa2	13,905,000	14,213,911
	CA, Inc., 3.60% due 8/15/2022	BBB+/Baa2	3,000,000	3,041,558
	CDK Global, Inc., 3.80% due 10/15/2019	BB+/Ba1	5,000,000	5,100,000
	Microsoft Corp., 2.875% due 2/6/2024	AAA/Aaa	9,216,000	9,349,416
	Oracle Corp., 1.90% due 9/15/2021	AA-/A1	11,825,000	11,638,383
	Oracle Corp., 2.40% due 9/15/2023	AA-/A1	11,650,000	11,504,306
	Oracle Corp., 2.50% due 5/15/2022	AA-/A1	4,400,000	4,406,934
	VMware, Inc., 2.30% due 8/21/2020	BBB-/Baa2	7,925,000	7,880,066

				117,841,419

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.26%
	Communications Equipment — 0.92%
	Cisco Systems, Inc. Floating Rate Note, 2.041% due 2/21/2018	AA-/A1	9,850,000	9,855,703
	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	4,825,000	4,887,574
	Juniper Networks, Inc., 3.125% due 2/26/2019	BBB/Baa2	10,000,000	10,078,323
[a]	LM Ericsson, 4.125% due 5/15/2022	BB+/Ba2	21,215,000	21,363,941
	Computers & Peripherals — 0.11%
	Lexmark International, Inc., 6.625% due 3/15/2020	BB-/Ba3	5,375,000	5,586,076
	Electronic Equipment, Instruments & Components — 0.60%
	Ingram Micro, Inc., 5.45% due 12/15/2024	NR/Ba1	5,596,000	5,557,864
	Tech Data Corp., 4.95% due 2/15/2027	BBB-/Baa3	6,000,000	6,329,073
	Trimble Navigation, Ltd., 4.75% due 12/1/2024	BBB-/Baa2	17,000,000	18,346,873
	Technology, Hardware, Storage & Peripherals — 0.63%
	Apple, Inc. Floating Rate Note, 1.903% due 2/9/2022	AA+/Aa1	11,975,000	12,139,829
	Apple, Inc. Floating Rate Note, 2.274% due 2/22/2019	AA+/Aa1	4,950,000	4,993,797
	Apple, Inc. Floating Rate Note, 2.584% due 2/23/2021	AA+/Aa1	9,050,000	9,316,473
	Hewlett Packard Enterprise Co. Floating Rate Note, 3.273% due 10/5/2018	BBB/Baa2	4,900,000	4,962,546

				113,418,072

	TELECOMMUNICATION SERVICES — 1.69%
	Diversified Telecommunication Services — 1.37%
[b]	AT&T, Inc., 7.85% due 1/15/2022	NR/NR	3,000,000	3,511,642
	AT&T, Inc., 4.45% due 4/1/2024	BBB+/Baa1	10,000,000	10,578,118
	AT&T, Inc., 3.00% due 6/30/2022	BBB+/Baa1	4,500,000	4,507,994
	AT&T, Inc., 2.372% due 11/27/2018	BBB+/Baa1	11,350,000	11,417,780
	AT&T, Inc., 2.623% due 6/30/2020	BBB+/Baa1	4,950,000	5,009,074
	AT&T, Inc., 3.60% due 2/17/2023	BBB+/Baa1	8,000,000	8,183,760
	Qwest Corp., 6.75% due 12/1/2021	BBB-/Ba2	3,000,000	3,230,642
	Verizon Communications, Inc., 3.50% due 11/1/2024	BBB+/Baa1	4,683,000	4,766,952
[b]	Verizon Communications, Inc., 3.376% due 2/15/2025	BBB+/Baa1	10,074,000	10,112,048
	Verizon Communications, Inc. Floating Rate Note, 2.60% due 3/16/2022	BBB+/Baa1	7,500,000	7,647,651
	Wireless Telecommunication Services — 0.32%
[b]	Crown Castle Towers, LLC, 6.113% due 1/15/2040	NR/A2	6,970,000	7,347,373
[a]	Telefonica Emisiones S.A.U., 4.103% due 3/8/2027	BBB/Baa3	8,500,000	8,788,096

				85,101,130

	TRANSPORTATION — 1.20%
	Air Freight & Logistics — 0.01%
[b]	FedEx Corp. 2012 Pass-Through Trust, 2.625% due 1/15/2018	BBB/Baa1	281,189	281,131

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value
	Airlines — 0.21%
	American Airlines Group, Inc., 4.95% due 7/15/2024	A-/NR	5,457,968	5,808,512
	US Airways, 6.25% due 10/22/2024	A+/A3	4,360,291	4,818,557
	Road & Rail — 0.81%
‘[a,b]	Asciano Finance Ltd., 5.00% due 4/7/2018	BBB-/Baa3	2,000,000	2,012,722
[b]	BNSF Railway Co., 3.442% due 6/16/2028	AA/Aa2	13,589,511	13,861,641
[a,b]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB-/Baa1	10,000,000	10,001,169
[b]	TTX Co., 4.15% due 1/15/2024	A/Baa1	6,000,000	6,307,134
[b]	TTX Co., 5.453% due 1/2/2022	NR/NR	3,267,992	3,375,313
[b]	TTX Co., 2.25% due 2/1/2019	A/Baa1	5,000,000	4,987,717
	Transportation Infrastructure — 0.17%
[a,b]	Mexico City Airport Trust, 4.25% due 10/31/2026	BBB+/Baa1	3,750,000	3,834,375
[a,b]	Mexico City Airport Trust, 3.875% due 4/30/2028 59284MAC8 MEX 59284MAC8	BBB+/Baa1	5,000,000	4,931,250

				60,219,521

	UTILITIES — 6.18%
	Electric Utilities — 4.89%
	Appalachian Power Co., 3.40% due 6/1/2025	A-/Baa1	7,000,000	7,142,436
	Avangrid, Inc., 3.15% due 12/1/2024	BBB/Baa1	8,870,000	8,823,593
	Duke Energy Florida Project Finance, LLC, 1.196% due 3/1/2022	AAA/Aaa	14,626,639	14,457,385
	Edison International, 2.40% due 9/15/2022	BBB/A3	4,900,000	4,793,871
[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A-/A3	4,900,000	4,900,613
[a,b]	Enel Finance International S.A., 2.875% due 5/25/2022	BBB+/Baa2	7,000,000	6,980,975
[a,b]	Enel Finance International S.A., 2.75% due 4/6/2023	BBB+/Baa2	8,000,000	7,882,843
	Entergy Louisiana, LLC, 4.80% due 5/1/2021	A/A2	4,300,000	4,519,938
	Entergy Mississippi, Inc., 3.25% due 12/1/2027	A/A2	9,502,000	9,476,883
	Entergy Texas, Inc., 7.125% due 2/1/2019	A/Baa1	2,000,000	2,101,092
	Entergy Texas, Inc., 3.45% due 12/1/2027	A/Baa1	12,000,000	12,160,265
	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	2,950,000	2,977,507
	Interstate Power and Light Co., 3.25% due 12/1/2024	A-/Baa1	24,950,000	25,268,080
[b]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	BBB-/Baa2	15,000,000	15,654,479
[a,b]	Korea Western Power Co., Ltd., 2.875% due 10/10/2018	NR/Aa2	10,000,000	10,010,112
[b]	Monongahela Power Co., 4.10% due 4/15/2024	BBB+/A3	12,500,000	13,250,071
	Northern States Power Company-Wisconsin, 3.30% due 6/15/2024	A/Aa3	10,000,000	10,221,357
[b]	Pacific Gas & Electric Co. Floating Rate Note, 1.707% due 11/28/2018	A-2/P-1	9,950,000	9,944,015
	Public Service Co. of New Mexico, 5.35% due 10/1/2021	BBB+/Baa2	3,000,000	3,206,879
[b]	Rochester Gas & Electric, 5.90% due 7/15/2019	A/A1	11,732,000	12,289,320
	Southern Power Co., 2.375% due 6/1/2020	BBB+/Baa1	9,793,000	9,771,440
[a,b]	State Grid Overseas Investment (2014) Ltd., 2.75% due 5/7/2019	A+/A1	14,800,000	14,854,663
[a,b]	State Grid Overseas Investment (2016) Ltd., 2.25% due 5/4/2020	A+/A1	10,000,000	9,904,282
	The Southern Co., 2.45% due 9/1/2018	BBB+/Baa2	4,825,000	4,839,029

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Toledo Edison Co., 7.25% due 5/1/2020	BBB+/Baa1	167,000	181,250
[a,b]	Transelec S.A., 4.25% due 1/14/2025	BBB/Baa1	6,000,000	6,211,544
	UIL Holdings Corp., 4.625% due 10/1/2020	BBB/Baa1	13,110,000	13,728,014
	Gas Utilities — 0.53%
	AGL Capital Corp., 3.50% due 9/15/2021	A-/Baa1	9,925,000	10,150,752
	Spire, Inc., 2.55% due 8/15/2019	BBB+/Baa2	2,350,000	2,331,775
	WGL Holdings, Inc. Floating Rate Note, 1.877% due 11/29/2019	A-/A3	13,883,000	13,888,133
	Independent Power & Renewable Electricity Producers — 0.12%
[b]	Midland Cogeneration Venture, 6.00% due 3/15/2025	BBB-/NR	5,695,152	5,972,218
	Multi-Utilities — 0.64%
	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	BBB+/A2	3,900,000	3,906,127
	Dominion Gas Holdings, LLC, 2.80% due 11/15/2020	BBB+/A2	5,000,000	5,038,396
[b]	Enable Oklahoma Intrastate Transmission, LLC, 6.25% due 3/15/2020	BBB-/Baa3	3,640,000	3,824,182
[a,b]	Korea Hydro & Nuclear Power Co. Ltd., 2.875% due 10/2/2018	AA/Aa2	7,000,000	7,011,310
[b]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	A-/A2	10,000,000	10,380,846
	SCANA Corp., 4.125% due 2/1/2022	BBB-/Baa3	2,000,000	2,042,550

				310,098,225

	TOTAL CORPORATE BONDS (Cost $2,310,740,665)			2,343,223,606

	CONVERTIBLE BONDS — 0.40%
	REAL ESTATE — 0.40%
	Equity Real Estate Investment Trusts — 0.40%
[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	19,950,000	20,024,813

				20,024,813

	TOTAL CONVERTIBLE BONDS (Cost $19,950,000)			20,024,813

	MUNICIPAL BONDS — 2.72%
	American Municipal Power Ohio, Inc., 5.072% due 2/15/2018 (Meldahl Hydroelectric)	A/A3	5,000,000	5,018,650
	Anaheim California Public Financing Authority, 5.486% due 9/1/2020 (Anaheim Public Improvements; Insured: Natl-Re)	BBB+/A1	3,270,000	3,338,768
	Brentwood California Infrastructure Financing Authority, 6.16% due 10/1/2019 (Civic Center)	AA/NR	1,435,000	1,504,153
	California HFFA, 6.76% due 2/1/2019 (Community Program for Persons with Developmental Disabilities)	AA-/NR	3,905,000	3,990,207
	California School Finance Authority, 5.041% due 7/1/2020 (LOC: City National Bank)	AA+/NR	4,000,000	4,185,880
	Camden County Improvement Authority, 5.47% due 7/1/2018 (Cooper Medical School of Rowan University)	A/A2	2,140,000	2,167,906
	Camden County Improvement Authority, 5.62% due 7/1/2019 (Cooper Medical School of Rowan University)	A/A2	3,025,000	3,126,035
	City and County of San Francisco Redevelopment Financing Authority, 8.00% due 8/1/2019	AA/A2	525,000	556,106

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City and County of San Francisco Redevelopment Financing Authority, 8.00% due 8/1/2019 (ETM)	NR/NR	4,265,000	4,552,589

City of Fort Collins Colorado Electric Utility Enterprise, 4.92% due 12/1/2020 (Fort Collins Smart Grid)	AA-/NR	2,250,000	2,331,697

Colorado Educational and Cultural Facilities Authority, 2.244% due 3/1/2021 (University of Denver Project)	NR/A1	450,000	445,851

Colorado Educational and Cultural Facilities Authority, 2.474% due 3/1/2022 (University of Denver Project)	NR/A1	600,000	593,856

Colorado Educational and Cultural Facilities Authority, 2.691% due 3/1/2023 (University of Denver Project)	NR/A1	580,000	572,553

Connecticut Housing Finance Authority, 5.071% due 11/15/2019 (Housing Mtg Finance Program)	AAA/Aaa	1,090,000	1,123,278

Denver Public Schools COP, 2.018% due 12/15/2019 (School District No. 1 Educational Facilities)	NR/Aa3	3,000,000	2,992,080

JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	11,245,000	11,245,900

Kentucky Asset/Liability Commission, 2.099% due 4/1/2019 (Commonwealth of Kentucky and Teachers’ Retirement System Funding Obligations)	A/A1	3,000,000	2,996,760

Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020 (Los Angeles County & USC Medical Center Projects)	AA/Aa2	3,350,000	3,611,333

Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	3,791,450	3,751,071

Municipal Improvement Corp. of Los Angeles, 6.165% due 11/1/2020 (Recovery Zone Economic Development)	AA-/Aa3	11,885,000	12,835,443

New York City Transitional Finance Authority, 4.075% due 11/1/2020 (World Trade Center Recovery)	AAA/Aa1	2,500,000	2,623,300

New York State Urban Development Corp., 2.55% due 3/15/2022	AAA/Aa1	29,675,000	29,568,467

Oklahoma Development Finance Authority, 8.00% due 5/1/2020 (Cleveland County Industrial Authority (CCIA) - Hitachi Norman, Oklahoma Project)	NR/NR	3,355,000	3,407,405

Orleans Parish School Board GO, 4.40% due 2/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/A2	10,000,000	10,480,400

Redevelopment Agency of the City of Redlands, 5.818% due 8/1/2022 (Redlands Redevelopment; Insured: AMBAC) (ETM)	NR/NR	1,275,000	1,391,930

Redevelopment Agency of the County of San Bernardino, 7.135% due 9/1/2020 (San Sevaine Redevelopment Project)	BBB/NR	810,000	860,868

Rutgers State University GO, 2.342% due 5/1/2019 (New Brunswick, Newark and Camden Campus Facilities)	A+/Aa3	3,485,000	3,480,086

Rutgers State University GO, 3.028% due 5/1/2021 (New Brunswick, Newark and Camden Campus Facilities)	A+/Aa3	1,500,000	1,509,435

Tampa-Hillsborough County Florida Expressway Authority, 2.22% due 7/1/2018 (Electronic Tolling Program)	A+/A2	2,000,000	1,998,680

Tampa-Hillsborough County Florida Expressway Authority, 2.49% due 7/1/2019 (Electronic Tolling Program)	A+/A2	2,500,000	2,489,800

Tampa-Hillsborough County Florida Expressway Authority, 2.84% due 7/1/2020 (Electronic Tolling Program)	A+/A2	1,750,000	1,745,363

Wallenpaupack Area School District GO, 3.80% due 9/1/2019 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	3,000,000	3,077,010

Wallenpaupack Area School District GO, 4.00% due 9/1/2020 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	2,750,000	2,861,485

TOTAL MUNICIPAL BONDS (Cost $133,521,253)			136,434,345

22

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	SHORT TERM INVESTMENTS — 8.68%

	Bank of New York Tri-Party Repurchase Agreement 1.62% dated 12/29/2017 due 1/2/2018, repurchase price $120,021,600 collateralized by 60 corporate debt securities, having an average coupon of 3.63%, a minimum credit rating of BBB-, maturity dates from 9/23/2019 to 6/15/2051, and having an aggregate market value of $128,637,978 at 12/29/2017	NR/NR	120,000,000	120,000,000

[b]	Consolidated Edison, Inc., 1.65% due 1/3/2018	NR/NR	10,000,000	9,999,083

	Federal Home Loan Bank Discount Note, 1.08% due 1/8/2018	NR/NR	40,000,000	39,991,600

	Federal Home Loan Bank Discount Note, 1.21% due 1/3/2018	NR/NR	17,146,000	17,144,847

	Federal Home Loan Bank Discount Note, 0.85% due 1/3/2018	NR/NR	5,000,000	4,999,764

[a]	Inter-American Development Bank Discount Note, 1.32% due 1/16/2018	NR/NR	13,433,000	13,425,612

[a]	Inter-American Development Bank Discount Note, 1.18% due 1/2/2018	NR/NR	17,000,000	16,999,443

[a]	International Bank for Reconstruction & Development Discount Note, 1.27% due 1/22/2018	NR/NR	35,000,000	34,974,071

[a]	International Bank for Reconstruction & Development Discount Note, 1.20% due 1/8/2018	NR/NR	11,031,000	11,028,426

[a]	International Bank for Reconstruction & Development Discount Note, 1.18% due 1/3/2018	NR/NR	10,000,000	9,999,344

[b]	Kansas City Power & Light, 1.90% due 1/2/2018	NR/NR	22,000,000	21,998,839

	Northern Illinois Gas Co., 1.80% due 1/4/2018	NR/NR	22,000,000	21,996,700

[b]	Roche Holding, Inc., 1.40% due 1/2/2018	NR/NR	22,000,000	21,999,144

[b]	San Diego Gas & Electric, 1.60% due 1/3/2018	NR/NR	5,500,000	5,499,511

[b]	Snap-on, Inc., 1.60% due 1/2/2018	NR/NR	9,687,000	9,686,570

[b]	Sysco Corp., 1.84% due 1/2/2018	NR/NR	22,000,000	21,998,876

[b]	The Home Depot, 1.40% due 1/2/2018	NR/NR	22,000,000	21,999,145

	United States Treasury Bill, 1.01% due 1/4/2018	NR/NR	32,098,000	32,095,298

	TOTAL SHORT TERM INVESTMENTS (Cost $435,836,273)			435,836,273

	TOTAL INVESTMENTS — 99.18% (Cost $4,949,032,760)			$4,978,390,394

	OTHER ASSETS LESS LIABILITIES — 0.82%			41,377,173

	NET ASSETS — 100.00%			$5,019,767,567

Footnote Legend

†

Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2017, the aggregate value of these securities in the Fund’s portfolio was $1,803,696,233, representing 35.93% of the Fund’s net assets.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

d	Bond in default.

23

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

Portfolio Abbreviations To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CMO	Collateralized Mortgage Obligation
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
HFFA	Health Facilities Financing Authority
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

24

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$263,241,938	$263,241,938	$-	$-
U.S. Government Agencies	181,252,463	-	177,931,447	3,321,016
Other Government	78,001,390	4,999,335	73,002,055	-
Mortgage Backed	390,871,790	-	372,957,392	17,914,398
Asset Backed Securities	1,129,503,776	-	1,105,985,110	23,518,666
Corporate Bonds	2,343,223,606	17,021,422	2,326,202,184	-
Convertible Bonds	20,024,813	-	20,024,813	-
Municipal Bonds	136,434,345	-	136,434,345	-
Short Term Investments	435,836,273	-	435,836,273	-

Total Investments in Securities	$4,978,390,394	$285,262,695	$4,648,373,619	$44,754,080

25

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2017 (Unaudited)

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, no unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at December 31, 2017. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2017.

	Fair Value at December 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
U.S. Government Agencies	3,321,016	Market comparable securities yield method	Yields of comparable securities	3.12% (N/A)
Mortgage Backed Securities	17,914,398	Cost basis	Cost basis	$99.75 (N/A)
Asset-Backed Securities	9,091,180	Discounted cash flows	Third party vendor projection of discounted cash flows	2.60% – 5.90% (2.50%)
	14,427,486	Cost basis	Cost basis	$99.99 (N/A)

Total	$44,754,080

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2017 is as follows:

	Asset Backed Securities	Mortgage Backed	U.S. Government Agencies	Total(a)
Beginning Balance 9/30/2017	$20,533,738	$–	$3,347,400	$23,881,138
Accrued Discounts (Premiums)	2,906	19	(10,687)	(7,762)
Net Realized Gain (Loss)	16,277	–	–	16,277
Gross Purchases	16,399,998	17,914,398	–	34,314,396
Gross Sales	(2,103,762)	–	–	(2,103,762)
Net Change in Unrealized Appreciation (Depreciation)	(30,492)	(19)	(15,697)	(46,208)
Transfers into Level 3	–	–	–	–
Transfers out of Level 3(b)	(11,299,999)	–	–	(11,299,999)

Ending Balance 12/31/2017	$23,518,666	$17,914,398	$3,321,016	$44,754,080

(a) Level 3 investments represent 0.89% of total net assets at the period ended December 31, 2017. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(b) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2017. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$4,949,032,760

Gross unrealized appreciation on a tax basis	$49,789,773

Gross unrealized depreciation on a tax basis	(20,432,139)

Net unrealized appreciation (depreciation) on investments (tax basis)	$29,357,634

26

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 14.14%

	United States Treasury Notes, 1.25% due 10/31/2018	NR/Aaa	$1,200,000	$1,195,008

	United States Treasury Notes, 0.125% due 4/15/2019	NR/Aaa	236,858	236,283

	United States Treasury Notes, 1.25% due 8/31/2019	NR/Aaa	500,000	494,902

	United States Treasury Notes, 1.625% due 11/30/2020	NR/Aaa	300,000	297,000

	United States Treasury Notes, 1.875% due 10/31/2022	NR/Aaa	350,000	344,928

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	NR/Aaa	394,995	394,141

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2022	NR/Aaa	304,284	302,082

	TOTAL U.S. TREASURY SECURITIES (Cost $3,277,636)			3,264,344

	U.S. GOVERNMENT AGENCIES — 2.59%

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	49,398	48,982

[a]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	150,000	149,256

[a]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.709% due 4/15/2025	NR/NR	75,000	74,121

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	50,000	49,093

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 1.87% due 1/15/2026	NR/NR	111,842	109,006

	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	NR/NR	23,296	24,644

[a]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 2.105% due 6/26/2024	NR/NR	143,902	143,325

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $603,125)			598,427

	OTHER GOVERNMENT — 1.21%

[a,b]	Korea Expressway Corp. Floating Rate Note, 2.063% due 4/20/2020	AA/Aa2	200,000	199,984

[a,b]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 2.452% due 9/11/2019	NR/NR	80,000	79,611

	TOTAL OTHER GOVERNMENT (Cost $279,449)			279,595

	MORTGAGE BACKED — 5.68%

	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	NR/NR	41,933	42,423

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 8/25/2047	NR/Aaa	59,644	59,663

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K030 Class A1, 2.779% due 9/25/2022	NR/Aaa	92,350	93,069

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K036 Class A1, 2.777% due 4/25/2023	NR/Aaa	187,231	189,072

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K710 Class A2, 1.883% due 5/25/2019	NR/NR	275,000	273,870

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K717 Class A2, 2.991% due 9/25/2021	NR/NR	100,000	101,818

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Federal Home Loan Mtg Corp., Pool G15523, 2.50% due 8/1/2025	NR/NR	124,964	125,735

	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Series 2017-3 Class HA Step-Up Bond, 2.25% due 7/25/2056	NR/NR	72,636	72,026

	Federal Home Loan Mtg Corp., Series 2586 Class AF, 5.00% due 3/15/2018	NR/NR	19,251	19,277

	Federal National Mtg Assoc. Pool AS3705, 2.50% due 11/1/2024	NR/NR	76,633	77,154

	Federal National Mtg Assoc. Pool AS8538, 2.50% due 12/1/2026	NR/NR	255,043	256,617

	TOTAL MORTGAGE BACKED (Cost $1,323,882)			1,310,724

	ASSET BACKED SECURITIES — 23.04%

	ADVANCE RECEIVABLES — 0.43%

[b]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575% due 10/15/2049	AAA/NR	100,000	99,045

				99,045

	AUTO RECEIVABLES — 3.68%

	Ally Auto Receivables Trust, Series 15-1 Class A3, 1.39% due 9/16/2019	AAA/Aaa	48,637	48,599

	Ally Auto Receivables Trust, Series 15-2 Class A3, 1.49% due 11/15/2019	AAA/Aaa	38,984	38,945

[b]	American Credit Acceptance Receivables Trust, Series 2017-3 Class A, 1.82% due 3/10/2020	AAA/NR	74,109	74,044

[b]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	50,000	49,994

	Capital Auto Receivables Asset Trust, Series 2016-3 Class A2A, 1.36% due 4/22/2019	AAA/Aaa	10,114	10,111

[b]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	NR/Aaa	126,925	127,007

[b]	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71% due 5/15/2023	NR/A3	38,100	38,004

[b]	Drive Auto Receivables Trust, Series 2017-AA Class B, 2.51% due 1/15/2021	AA/Aaa	125,000	125,345

[b]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	100,000	99,796

[b]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	A/NR	56,841	56,859

[a,b]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AAA/Aaa	9,849	9,842

[a,b,c]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	AAA/Aaa	70,000	70,070

	Toyota Motor Credit Corp., 1.50% due 2/13/2020	AA-/Aa3	100,000	99,985

				848,601

	COMMERCIAL MTG TRUST — 2.08%

[b]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	AAA/NR	99,169	100,852

	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	NR/Aaa	98,799	98,050

[b]	Credit Suisse Mortgage Trust, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	NR/NR	155,743	157,535

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	DBUBS Mortgage Trust CMO, Series 2011-LC2A Class A1FL, 2.794% due 7/12/2044	NR/Aaa	33,181	33,536

[b]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 4.372% due 12/25/2045	NR/Baa1	19,945	20,112

	WFRBS Commercial Mortgage Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	69,571	69,111

				479,196

	CREDIT CARD — 1.66%

	Barclays Dryrock Issuance Trust, Series 2015-4 Class A, 1.72% due 8/16/2021	AAA/NR	100,000	99,852

	Barclays Dryrock Issuance Trust, Series 2016-1 Class A, 1.52% due 5/16/2022	AAA/NR	135,000	133,801

[b]	Cabela’s Master Credit Card Trust, Series 2013-2A Class A1, 2.17% due 8/16/2021	AAA/NR	150,000	150,276

				383,929

	OTHER ASSET BACKED — 8.27%

[b]	AMSR Trust, Series 2016-SFR1 Class A Floating Rate Note, 2.891% due 11/17/2033	NR/Aaa	100,000	100,554

[b]	BRE Grand Islander Timeshare Issuer, Series 2017-1A Class A, 2.94% due 5/25/2029	A+/NR	83,686	82,787

[b]	CLI Funding, LLC, Series 2014-1A Class A, 3.29% due 6/18/2029	A/NR	64,899	64,575

[b]	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2 Class A, 2.55% due 1/16/2024	NR/NR	100,000	99,998

[b]	Consumer Loan Underlying Bond Credit Trust, Series 2017-P1 Class A, 2.42% due 9/15/2023	NR/NR	86,283	86,228

[b]	Dell Equipment Finance Trust, Series 2015-2 Class A3, 1.72% due 9/22/2020	AAA/Aaa	14,331	14,329

[b]	Dell Equipment Finance Trust, Series 2017-2 Class A2A, 1.97% due 2/24/2020	AAA/NR	100,000	99,749

[b]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54% due 5/20/2027	A+/NR	82,077	82,000

[b]	Foundation Finance Trust, Series 2017-1A Class A, 3.30% due 7/15/2033	NR/NR	100,000	100,000

[b]	GTP Acquisition Partners I, LLC, Series 2015-1 Class A, 2.35% due 6/15/2045	NR/Aaa	100,000	99,160

	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	AAA/Aaa	100,000	99,766

[b]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1 Floating Rate Note, 2.532% due 4/10/2030	NR/Aaa	153,970	154,385

	MVW Owner Trust, Series 2013-1X Class A, 2.15% due 4/22/2030	A+/NR	23,995	23,689

[b]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21% due 5/17/2020	BBB+/NR	100,000	100,370

[b]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	A+/NR	100,000	101,271

[b]	PFS Financing Corp., Series 2015-AA Class A Floating Rate Note, 2.097% due 4/15/2020	AAA/Aaa	100,000	100,093

[b]	Prosper Marketplace Issuance Trust, Series 2017-3A Class A, 2.36% due 11/15/2023	NR/NR	93,592	93,625

[b]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	100,000	100,240

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	13,920	13,820

[b]	Sierra Receivables Funding Co., LLC, Series 2015-1A Class A, 2.40% due 3/22/2032	A/NR	72,013	71,402

[b]	Sierra Receivables Funding Co., LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	A/NR	30,624	30,554

[b]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	NR/NR	89,896	89,993

[b]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A Floating Rate Note, 1.977% due 11/15/2022	NR/Aaa	100,000	100,334

				1,908,922

	RESIDENTIAL MTG TRUST — 4.10%

[b]	Angel Oak Mortgage Trust, LLC, Series 2017-1 Class A2, 3.085% due 1/25/2047	NR/NR	63,763	63,578

[b]	Angel Oak Mortgage Trust, LLC, Series 2017-3, Class A1, 2.708% due 11/25/2047	NR/NR	48,715	48,383

[b,c]	Finance of America Structured Securities Trust, Series 2017-HB1 Class A, 2.321% due 11/25/2027	NR/Aaa	87,972	87,973

[b]	Flagstar Mortgage Trust, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	NR/Aaa	93,490	92,664

[b]	JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00% due 5/25/2047	NR/Aaa	44,494	44,463

[b]	JPMorgan Mortgage Trust, Series 2017-6 Class A5, 3.50% due 12/25/2048	NR/Aaa	100,000	101,374

[b]	Nationstar HECM Loan Trust, Series 2017-2A Class A1, 2.038% due 9/25/2027	NR/Aaa	87,182	87,182

[b]	New Residential Mortgage Loan Trust, Series 2017-2A Class A3, 4.00% due 3/25/2057	AAA/NR	81,558	84,043

[b]	New Residential Mortgage Loan Trust, Series 2017-5A Class A1, 3.052% due 6/25/2057	NR/Aaa	89,171	90,102

[b]	Towd Point Mortgage Trust, Series 2016-5 Class A1, 2.50% due 10/25/2056	NR/Aaa	81,665	81,167

[b]	WinWater Mortgage Loan Trust, Series 2014-3 Class A7, 3.00% due 11/20/2044	AAA/NR	165,435	165,591

				946,520

	STUDENT LOAN — 2.82%

[b]	Navient Student Loan Trust, Series 2016-6A Class A2 Floating Rate Note, 2.302% due 3/25/2066	AAA/Aaa	100,000	101,049

[b]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 3.078% due 12/26/2040	NR/NR	99,550	99,746

[b]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 2.102% due 5/25/2057	AA+/NR	41,165	41,101

[b]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 3.977% due 1/15/2043	AAA/Aaa	100,000	103,807

	SLM Student Loan Trust, Series 2013-4 Class A Floating Rate Note, 1.878% due 6/25/2043	NR/Aaa	49,932	50,135

[b]	SLM Student Loan Trust, Series 2013-B Class A2B Floating Rate Note, 2.577% due 6/17/2030	AAA/NR	170,806	171,928

[b]	Social Professional Loan Program, LLC, Series 2014-A Class A1 Floating Rate Note, 2.838% due 6/25/2025	AAA/NR	57,763	58,400

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Social Professional Loan Program, LLC, Series 2014-B Class A2, 2.55% due 8/27/2029	AAA/Aaa	24,148	24,067

				650,233

	TOTAL ASSET BACKED SECURITIES (Cost $5,321,976)			5,316,446

	CORPORATE BONDS — 37.77%
	AUTOMOBILES & COMPONENTS — 1.52%
	Automobiles — 1.52%
[b]	Daimler Finance North America, LLC Floating Rate Note, 1.921% due 5/5/2020	A/A2	150,000	150,495
[b]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	50,000	49,984
[b]	Hyundai Capital America, 2.40% due 10/30/2018	A-/Baa1	50,000	49,952
[b]	Nissan Motor Acceptance Corp., 1.749% due 7/13/2020	A/A2	100,000	100,272

				350,703

	BANKS — 4.15%
	Banks — 4.15%
	Bank of America Corp. Floating Rate Note, 2.399% due 1/15/2019	A-/A3	100,000	100,830
	Citigroup, Inc., 1.70% due 4/27/2018	BBB+/Baa1	75,000	74,925
	Fifth Third Bank, 2.30% due 3/15/2019	A-/A3	200,000	200,151
	JPMorgan Chase & Co., 2.583% due 10/29/2020	A-/A3	125,000	127,793
[a]	Mitsubishi UFJ Financial Group, Inc. Floating Rate Note, 3.361% due 3/1/2021	A-/A1	200,000	208,060
[b]	Santander Holdings USA, Inc., 3.40% due 1/18/2023	BBB/Baa3	43,000	42,833
[a]	Santander UK plc Floating Rate Note, 3.054% due 3/14/2019	A/Aa3	100,000	101,488
	Wells Fargo & Co. Floating Rate Note, 2.525% due 12/7/2020	A/A2	100,000	101,783

				957,863

	CAPITAL GOODS — 0.44%
	Machinery — 0.44%
	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	A-/Baa2	100,000	100,302

				100,302

	COMMERCIAL & PROFESSIONAL SERVICES — 0.77%
	Commercial Services & Supplies — 0.44%
	Cintas Corp. No. 2, 2.90% due 4/1/2022	BBB+/A3	100,000	100,895
	Professional Services — 0.33%
	Dun & Bradstreet, Inc., 4.25% due 6/15/2020	BB+/NR	75,000	76,920

				177,815

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/ Moody’s	Principal Amount	Value

	CONSUMER DURABLES & APPAREL — 1.02%
	Leisure Products — 1.02%
	Mattel, Inc., 2.35% due 8/15/2021	BB-/Ba3	125,000	111,368
	Mattel, Inc., 1.70% due 3/15/2018	BB/ Ba3	125,000	124,531

				235,899

	DIVERSIFIED FINANCIALS — 5.19%
	Capital Markets — 3.73%
	CBOE Holdings, Inc., 1.95% due 6/28/2019	BBB+/Baa1	100,000	99,368
	Goldman Sachs Group, Inc. Floating Rate Note, 2.789% due 9/15/2020	BBB+/A3	100,000	101,893
	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	100,000	100,286
	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	75,000	75,460
	Moody’s Corp. Floating Rate Note, 1.837% due 9/4/2018	BBB+/NR	50,000	50,040
	Morgan Stanley, 2.80% due 6/16/2020	BBB+/A3	50,000	50,451
	Morgan Stanley Floating Rate Note, 2.515% due 1/27/2020	BBB+/A3	75,000	76,081
	State Street Corp. Floating Rate Note, 2.336% due 8/18/2020	A/A1	100,000	101,819
[a,b]	UBS AG Jersey Floating Rate Note, 3.115% due 9/24/2020	A-/Baa1	200,000	204,421
	Consumer Finance — 0.48%
	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	50,000	50,348
	Western Union Co. Floating Rate Note, 2.246% due 5/22/2019	NR/Baa2	60,000	60,161
	Diversified Financial Services — 0.76%
[b]	Athene Global Funding, 2.875% due 10/23/2018	A-/NR	75,000	75,395
	S&P Global, Inc., 2.50% due 8/15/2018	NR/Baa1	50,000	50,144
	S&P Global, Inc., 3.30% due 8/14/2020	NR/Baa1	50,000	50,930
	Mortgage Real Estate Investment Trusts — 0.22%
	Healthcare Trust of America, Inc., 2.95% due 7/1/2022	BBB/Baa2	50,000	49,868

				1,196,665

	ENERGY — 1.80%
	Oil, Gas & Consumable Fuels — 1.80%
[a]	BP Capital Markets plc Floating Rate Note, 1.763% due 8/14/2018	A-/A1	150,000	150,183
	Exxon Mobil Corp. Floating Rate Note, 2.261% due 3/1/2019	AA+/Aaa	75,000	75,646
	Exxon Mobil Corp. Floating Rate Note, 2.068% due 2/28/2018	AA+/Aaa	50,000	50,030
[b]	Phillips 66 Co. Floating Rate Note, 2.009% due 4/15/2019	BBB+/A3	75,000	75,043
[b]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	BBB-/Baa2	62,000	64,572

				415,474

	FOOD & STAPLES RETAILING — 0.32%
	Food & Staples Retailing — 0.32%
[a,b]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	BBB/Baa2	50,000	49,540
	Smith’s 1994-A3 Pass Through Trust, 9.20% due 7/2/2018	BBB/A2	24,121	24,638

				74,178

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	FOOD, BEVERAGE & TOBACCO — 5.23%
	Beverages — 2.19%
	Anheuser-Busch InBev Finance Inc. Floating Rate Note, 2.641% due 2/1/2021	A-/A3	150,000	154,789
	Molson Coors Brewing Co., 2.10% due 7/15/2021	BBB-/Baa3	150,000	147,020
	PepsiCo, Inc. Floating Rate Note, 1.877% due 10/6/2021	A+/A1	200,000	202,715
	Food Products — 2.17%
	Conagra Brands, Inc. Floating Rate Note, 1.857% due 10/9/2020	BBB/Baa2	100,000	100,159
	General Mills, Inc., 2.60% due 10/12/2022	BBB+/A3	100,000	99,243
	Kraft Heinz Foods Co. Floating Rate Note, 1.823% due 8/9/2019	BBB-/Baa3	50,000	50,118
	Kraft Heinz Foods Co. Floating Rate Note, 1.98% due 2/10/2021	BBB-/Baa3	50,000	50,125
	Mead Johnson Nutrition Co., 3.00% due 11/15/2020	A-/A3	100,000	101,498
	Tyson Foods, Inc. Floating Rate Note, 2.037% due 6/2/2020	BBB/Baa2	100,000	100,548
	Tobacco — 0.87%
	Altria Group, Inc., 2.625% due 1/14/2020	A-/A3	100,000	100,645
[b]	B.A.T. Capital Corp. Floating Rate Note, 2.003% due 8/14/2020	BBB+/Baa2	100,000	100,538

				1,207,398

	HEALTH CARE EQUIPMENT & SERVICES — 2.11%
	Health Care Equipment & Supplies — 0.65%
	Abbott Laboratories, 2.35% due 11/22/2019	BBB/Baa3	150,000	150,163
	Health Care Providers & Services — 1.46%
	Anthem, Inc., 2.50% due 11/21/2020	A/Baa2	75,000	74,844
	Express Scripts Holding Co., 2.60% due 11/30/2020	BBB+/Baa2	62,000	61,943
[b]	Roche Holding, Inc. Floating Rate Note, 1.673% due 9/30/2019	AA/A1	200,000	200,687

				487,637

	HOUSEHOLD & PERSONAL PRODUCTS — 0.21%
	Household Products — 0.21%
	Church & Dwight Co, Inc., 2.45% due 8/1/2022	BBB+/Baa1	50,000	49,388

				49,388

	INSURANCE — 2.31%
	Insurance — 2.31%
[b]	AIG Global Funding, 1.95% due 10/18/2019	A+/A2	100,000	99,135
[a]	Enstar Group Ltd., 4.50% due 3/10/2022	BBB-/NR	50,000	50,923
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	100,000	105,222
[b]	Jackson National Life Global Co., 2.405% due 6/27/2022	AA/A1	100,000	101,133
[b]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	50,000	50,091
[b]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A/A2	100,000	100,221
[b]	Reliance Standard Life Insurance Co., 3.05% due 1/20/2021	A/A2	25,000	25,340

				532,065

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	MATERIALS — 0.44%
	Chemicals — 0.44%
[b]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 2.127% due 5/1/2020	A-/A2	100,000	100,905

				100,905

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.13%
	Biotechnology — 0.43%
	Gilead Sciences, Inc., 1.85% due 9/20/2019	A/A3	100,000	99,585
	Pharmaceuticals — 0.70%
[a]	Allergan Funding SCS, 2.35% due 3/12/2018	BBB/Baa3	60,000	60,047
[a]	Mylan N.V., 3.00% due 12/15/2018	BBB-/Baa3	100,000	100,535

				260,167

	RETAILING — 0.22%
	Internet & Direct Marketing Retail — 0.22%
	The Priceline Group, Inc., 2.75% due 3/15/2023	BBB+/Baa1	50,000	49,819

				49,819

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.97%
	Semiconductors & Semiconductor Equipment — 0.97%
[b]	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.375% due 1/15/2020	BBB-/Baa2	125,000	124,155
	Qualcomm, Inc. Floating Rate Note, 1.796% due 5/20/2019	A/A1	50,000	50,068
	Qualcomm, Inc. Floating Rate Note, 1.886% due 5/20/2020	A/A1	50,000	50,021

				224,244

	SOFTWARE & SERVICES — 2.78%
	Information Technology Services — 1.09%
	Fidelity National Information Services, Inc., 2.85% due 10/15/2018	BBB/Baa2	150,000	150,910
	Total System Services, Inc., 2.375% due 6/1/2018	BBB-/Baa3	100,000	100,030
	Internet Software & Services — 0.50%
	eBay, Inc., 2.50% due 3/9/2018	BBB+/Baa1	115,000	115,107
	Software — 1.19%
	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	100,000	100,954
	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	125,000	125,609
	VMware, Inc., 2.30% due 8/21/2020	BBB-/Baa2	50,000	49,717

				642,327

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.08%
	Communications Equipment — 1.09%
	Cisco Systems, Inc. Floating Rate Note, 2.041% due 2/21/2018	AA-/A1	150,000	150,087
	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	100,000	101,297
	Technology, Hardware, Storage & Peripherals — 0.99%
	Apple, Inc. Floating Rate Note, 2.274% due 2/22/2019	AA+/Aa1	50,000	50,442
	Apple, Inc. Floating Rate Note, 2.584% due 2/23/2021	AA+/Aa1	50,000	51,472
	Apple, Inc. Floating Rate Note, 1.903% due 2/9/2022	AA+/Aa1	25,000	25,344
	Hewlett Packard Enterprise Co. Floating Rate Note, 3.273% due 10/5/2018	BBB/Baa2	100,000	101,277

				479,919

	TELECOMMUNICATION SERVICES — 0.87%
	Diversified Telecommunication Services — 0.87%
	AT&T, Inc., 2.372% due 11/27/2018	BBB+/Baa1	50,000	50,299
	AT&T, Inc., 2.45% due 6/30/2020	BBB+/Baa1	100,000	99,890
	AT&T, Inc., 2.623% due 6/30/2020	BBB+/Baa1	50,000	50,597

				200,786

	TRANSPORTATION — 0.47%
	Air Freight & Logistics — 0.03%
[b]	FedEx Corp. 2012 Pass-Through Trust, 2.625% due 1/15/2018	BBB/Baa1	7,210	7,208
	Road & Rail — 0.44%
[b]	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.20% due 7/15/2020	BBB/Baa2	100,000	101,492

				108,700

	UTILITIES — 3.74%
	Electric Utilities — 2.87%
	Duke Energy Florida Project Finance, LLC, 1.196% due 3/1/2022	AAA/Aaa	164,344	162,443
[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A-/A3	100,000	100,012
	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	50,000	50,466
[b]	Pacific Gas & Electric Co. Floating Rate Note, 1.707% due 11/28/2018	A-2/P-1	50,000	49,970
[a,b]	State Grid Overseas Investment (2014) Ltd., 2.75% due 5/7/2019	A+/A1	200,000	200,739
	The Southern Co., 2.45% due 9/1/2018	BBB+/Baa2	100,000	100,291
	Gas Utilities — 0.22%
	WGL Holdings, Inc. Floating Rate Note, 1.877% due 11/29/2019	A-/A3	50,000	50,018
	Multi-Utilities — 0.65%
	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	BBB+/A2	100,000	100,157
	Public Service Enterprise Group, 2.65% due 11/15/2022	BBB/Baa1	50,000	49,560

				863,656

	TOTAL CORPORATE BONDS (Cost $8,683,297)			8,715,910

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CONVERTIBLE BONDS — 0.22%

	REAL ESTATE — 0.22%
	Equity Real Estate Investment Trusts — 0.22%
[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	50,000	50,188

	TOTAL CONVERTIBLE BONDS (Cost $49,777)			50,188

	MUNICIPAL BONDS — 2.04%
	Colorado Educational and Cultural Facilities Authority, 2.244% due 3/1/2021 (University of Denver Project)	NR/A1	50,000	49,539
	Colorado Educational and Cultural Facilities Authority, 2.474% due 3/1/2022 (University of Denver Project)	NR/A1	50,000	49,488
	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	100,000	100,008
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020 (Los Angeles County & USC Medical Center Projects)	AA/Aa2	100,000	107,801
	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	45,407	44,923
	New York State Urban Development Corp., 2.55% due 3/15/2022	AAA/Aa1	120,000	119,569

	TOTAL MUNICIPAL BONDS (Cost $473,379)			471,328

	SHORT TERM INVESTMENTS — 10.80%
[d]	Thornburg Capital Management Fund	NR/NR	249,372	2,493,719

	TOTAL SHORT TERM INVESTMENTS (Cost $2,493,719)			2,493,719

	TOTAL INVESTMENTS — 97.49% (Cost $22,506,240)			$22,500,681

	OTHER ASSETS LESS LIABILITIES — 2.51%			578,345

	NET ASSETS — 100.00%			$23,079,026

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2017, the aggregate value of these securities in the Fund’s portfolio was $7,098,318, representing 30.76% of the Fund’s net assets.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

d	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

Issuer	Shares/ Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)
Thornburg Capital Management Fund	243,503	391,387	385,518	249,372	$2,493,719	$7,631	$—	$—
Total non-controlled affiliated issuers - 10.81% of net assets					$2,493,719	$7,631	$—	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation
Mtg	Mortgage
SBA	Small Business Administration

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Low Duration Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$3,264,344	$3,264,344	$-	$-
U.S. Government Agencies	598,427	-	598,427	-
Other Government	279,595	-	279,595	-
Mortgage Backed	1,310,724	-	1,310,724	-
Asset Backed Securities	5,316,446	-	5,158,404	158,042
Corporate Bonds	8,715,910	-	8,715,910	-
Convertible Bonds	50,188	-	50,188	-
Municipal Bonds	471,328	-	471,328	-
Short Term Investments	2,493,719	2,493,719	-	-

Total Investments in Securities	$22,500,681	$5,758,063	$16,584,576	$158,042

(a)	In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, no unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at December 31, 2017. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2017.

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2017 (Unaudited)

	Fair Value at December 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Asset-Backed Securities	70,070	Discounted cash flows	Third party vendor projection of discounted cash flows	2.60% – 2.80% (N/A)
	87,972	Cost basis	Cost basis	$99.99 (N/A)

Total	$158,042

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2017 is as follows:

	Asset Backed Securities	Total(a)
Beginning Balance 9/30/2017	$170,280	$170,280
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	–	–
Gross Purchases	100,000	100,000
Gross Sales	(12,028)	(12,028)
Net Change in Unrealized Appreciation (Depreciation)	(210)	(210)
Transfers into Level 3	–	–
Transfers out of Level 3(b)	(100,000)	(100,000)

Ending Balance 12/31/2017	$158,042	$158,042

(a) Level 3 investments represent 0.68% of total net assets at the period ended December 31, 2017. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(b) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2017. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$22,506,240

Gross unrealized appreciation on a tax basis	$71,718

Gross unrealized depreciation on a tax basis	(77,277)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(5,559)

13

SCHEDULE OF INVESTMENTS

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 0.14%
	DIVERSIFIED FINANCIALS — 0.14%
	Diversified Financial Services — 0.14%
[a]	EZCorp, Inc.	120,000	$1,464,000

			1,464,000

	ENERGY 0.00%
	Oil, Gas & Consumable Fuels 0.00%
[a,b]	Malamute Energy, Inc.	847	8,893

			8,893

	TOTAL COMMON STOCK (Cost $1,007,200)		1,472,893

	PREFERRED STOCK — 1.63%
	ENERGY — 0.29%
	Oil, Gas & Consumable Fuels — 0.29%
	Crestwood Equity Partners LP	320,654	3,043,006

			3,043,006

	MISCELLANEOUS — 1.03%
	U.S. Government Agencies — 1.03%
[c]	AgriBank, FCB Pfd, 6.875%	40,000	4,382,500
	Farm Credit Bank of Texas Pfd, 10.00%	1,000	1,195,000
[c]	Cobank, ACB Pfd, 6.25%	50,000	5,437,500

			11,015,000

	REAL ESTATE — 0.06%
	Equity Real Estate Investment Trusts — 0.06%
	VEREIT, Inc. Pfd, 6.70%	25,857	661,164

			661,164

	TELECOMMUNICATION SERVICES — 0.25%
	Wireless Telecommunication Services — 0.25%
[c,d]	Centaur Funding Corp. Pfd, 9.08%	2,380	2,720,244

			2,720,244

	TOTAL PREFERRED STOCK (Cost $16,575,977)		17,439,414

	ASSET BACKED SECURITIES — 17.23%
	ADVANCE RECEIVABLES — 0.54%
[c]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575%, 10/15/2049	$5,000,000	$4,952,250
[c]	SPS Servicer Advance Receivables Trust, Series 2016-T1 Class AT1, 2.53%, 11/16/2048	800,000	792,979

			5,745,229

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	AUTO RECEIVABLES — 2.57%
[c]	American Credit Acceptance Receivables Trust, Series 2016-4 Class C, 2.91%, 2/13/2023	4,000,000	3,993,188
[c]	American Credit Acceptance Receivables Trust, Series 2017-3 Class A, 1.82%, 3/10/2020	2,223,276	2,221,330
[c]	Avis Budget Rental Car Funding (AESOP) LLC, Series 2015-1A Class A, 2.50%, 7/20/2021	2,900,000	2,896,780
[c]	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/2023	1,666,896	1,662,698
[c]	DT Auto Owner Trust, Series 2016-4A Class A, 1.44%, 11/15/2019	154,646	154,601
[c]	Foursight Capital Automobile Receivables Trust, Series 2014-1 Class B, 3.56%, 11/22/2021	5,454,000	5,433,183
[c]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87%, 10/15/2021	2,585,680	2,586,496
[c]	Hertz Vehicle Financing LLC, Series 2015-1A Class A, 2.73%, 3/25/2021	4,000,000	3,995,226
[b,c]	OSCAR US Funding Trust, Series 2016-2A Class A2A, 2.31%, 11/15/2019	1,062,663	1,062,663
[c,d]	OSCAR US Funding Trust, Series 2017-2A Class A2B Floating Rate Note, 2.082%, 11/10/2020	1,800,000	1,800,272
[c]	Veros Auto Receivables Trust, Series 2017-1 Class A, 2.84%, 4/17/2023	1,745,555	1,742,465

			27,548,902

	COMMERCIAL MTG TRUST — 1.47%
[c]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 6.079%, 4/15/2044	6,200,000	6,616,833
	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 3.469%, 3/25/2034	67,483	55,472
[c]	Credit Suisse Mortgage Trust, Series 2016-BDWN Class E, 12.977%, 2/15/2029	3,000,000	3,022,352
[c]	Credit Suisse Mortgage Trust, Series 2017-HL2 Class A3, 3.50%, 10/25/2047	3,445,814	3,485,456
[c]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 4.372%, 12/25/2045	598,350	603,361
[c]	FREMF Mortgage Trust, Series 2016-KF24 Class B Floating Rate Note, 6.372%, 10/25/2026	1,848,815	1,943,026

			15,726,500

	OTHER ASSET BACKED — 7.72%
[c]	321 Henderson Receivables, LLC, Series 2006-3A Class A1, 1.45%, 9/15/2041	2,297,075	2,172,111
[c,d]	CFG Investments Ltd., Series 2017-1, Class A, 7.87%, 11/15/2026	4,000,000	4,121,810
[c]	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2 Class A, 2.55%, 1/16/2024	2,400,000	2,399,943
[c]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54%, 5/20/2027	854,771	853,971
[c,d]	ECAF Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	6,128,568	6,092,015
[c]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	3,000,000	3,099,117
[c]	Foundation Finance Trust, Series 2017-1A Class A, 3.30%, 7/15/2033	3,900,000	3,899,982
[c,d]	Global SC Finance SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	3,127,083	3,104,382
[c]	HERO Funding Trust, Series 2017-2A Class A1, 3.28%, 9/20/2048	3,820,805	3,805,630
[c]	JPR Royalty, LLC, 10.50%, 9/1/2020	2,000,000	1,000,000
[c]	Marlette Funding Trust, Series 2017-2A Class A, 2.39%, 7/15/2024	2,767,338	2,767,017

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
[c]	Murray Hill Marketplace Trust, Series 2016-LC1 Class B, 6.15%, 11/25/2022	5,000,000	5,076,324
[b,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 2.261%, 12/1/2037	500,000	472,500
[c]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21%, 5/17/2020	4,470,000	4,486,527
[c]	Oportun Funding, LLC, Series 2017-A Class A, 3.23%, 6/8/2023	4,000,000	3,980,005
[c]	Prosper Marketplace Issuance Trust, Series 2017-3A Class A, 2.36%, 11/15/2023	1,731,458	1,732,069
[c]	SBA Tower Trust, 3.598%, 4/9/2043	1,080,000	1,079,497
[c]	SBA Tower Trust, Series 2015-1 Class C, 3.156%, 10/10/2045	3,750,000	3,776,485
[c]	SBA Tower Trust, Series 2016-1 Class C, 2.877%, 7/10/2046	2,275,000	2,257,938
[b,c]	Scala Funding Co., Series 2016-1 Class B, 5.21%, 2/15/2021	4,000,000	4,004,000
[c]	Sierra Receivables Funding Co., LLC, Series 2015-2A Class A, 2.43%, 6/20/2032	3,313,398	3,284,081
[c]	SoFi Consumer Loan Program Trust, Series 2017-3 Class A, 2.77%, 5/25/2026	1,057,035	1,060,273
[c]	SolarCity LMC, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	2,636,473	2,712,785
[c]	SolarCity LMC, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	2,862,877	2,916,558
[c]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472%, 5/20/2046	3,081,917	3,124,143
[c,d]	Textainer Marine Containers Ltd., Series 2017-1A Class A, 3.72%, 5/20/2042	4,365,188	4,403,655
[c]	VB-S1 Issuer LLC, Series 16-1A Class C, 3.065%, 6/15/2046	3,100,000	3,083,579
[c]	Westgate Resorts, Series 2016-1A Class A, 3.50%, 12/20/2028	1,810,034	1,803,441

			82,569,838

	RESIDENTIAL MTG TRUST — 3.47%
[c]	Angel Oak Mortgage Trust, LLC, Series 2017-3, Class A1, 2.708%, 11/25/2047	1,948,612	1,935,336
	Bear Stearns ARM Mortgage, Series 2003-6 Class 2B-1, 3.374%, 8/25/2033	105,865	105,227
[c]	Citigroup Mortgage Loan Trust, Inc., Series 2014-A Class A, 4.00%, 1/25/2035	1,914,102	1,979,002
	Countrywide, Series 2005-11 Class AF3, 4.629%, 2/25/2036	83,837	83,949
[c]	CS First Boston Mortgage Securities Co., Series 2005-CF1 Class M1, 2.028%, 3/25/2045	500,804	497,844
[c]	Finance of America Structured Securities Trust, Series 2017-HB1 Class A, 2.321%, 11/25/2027	3,079,037	3,079,037
[c]	Flagstar Mortgage Trust, Series 2017-1 Class 2A2, 3.00%, 3/25/2047	1,869,790	1,853,275
[c]	JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00%, 5/25/2047	2,669,633	2,667,752
[c]	JPMorgan Mortgage Trust, Series 2017-6 Class A5, 3.50%, 12/25/2048	3,000,000	3,041,224
	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 3.27%, 8/25/2034	217,656	198,354
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 1.872%, 11/25/2035	190,291	190,506
[c]	New Residential Mortgage Loan Trust, Series 2017-3A Class A1, 4.00%, 4/25/2057	3,484,218	3,589,459
[c]	New Residential Mortgage Loan Trust, Series 2017-4A Class A1, 4.00%, 5/25/2057	3,470,543	3,576,153
[c]	New Residential Mortgage Loan Trust, Series 2017-5A Class A1, 3.052%, 6/25/2057	2,675,118	2,703,073
[c]	New Residential Mortgage Loan Trust, Series 2017-6A Class A1, 4.00%, 8/27/2057	1,420,518	1,457,975
[b,c]	Senior Homeowner Assistance Program, Series 2013-RM1 Class A, 4.00%, 5/26/2053	860,305	856,863
[c]	Sequoia Mortgage Trust, Series 2017-4 Class A4, 3.50%, 7/25/2047	1,762,562	1,788,931
[c]	Sequoia Mortgage Trust, Series 2017-5 Class A4, 3.50%, 8/25/2047	3,661,016	3,712,355

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Structured Asset Securities Corp., Series 2004-20 Class 7A1, 5.25%, 11/25/2034	398,983	406,875
[c]	Verus Securitization Trust, Series 2017-2A Class A1 Step-Up Bond, 2.485%, 7/25/2047	3,449,504	3,451,284

			37,174,474

	STUDENT LOAN — 1.46%
[c]	Earnest Student Loan Program, LLC, Series 2016-C Class A2, 2.68%, 7/25/2035	2,324,358	2,281,509
[c]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 3.078%, 12/26/2040	2,986,489	2,992,359
	SLM Student Loan Trust, Series 2008-2 Class A3 Floating Rate Note, 2.117%, 4/25/2023	1,242,248	1,240,908
	SLM Student Loan Trust, Series 2008-5 Class A4 Floating Rate Note, 3.067%, 7/25/2023	3,251,349	3,354,101
	SLM Student Loan Trust, Series 2012-1 Class A3 Floating Rate Note, 2.278%, 9/25/2028	3,203,084	3,234,845
[c]	Social Professional Loan Program, LLC, Series 2014-A Class A2, 3.02%, 10/25/2027	1,238,433	1,242,911
[c]	Social Professional Loan Program, LLC, Series 2014-B Class A1 Floating Rate Note, 2.802%, 8/25/2032	1,234,347	1,248,730

			15,595,363

	TOTAL ASSET BACKED SECURITIES (Cost $185,319,970)		184,360,306

	CORPORATE BONDS — 57.62%
	AUTOMOBILES & COMPONENTS — 0.43%
	Auto Components — 0.20%
[c,d]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	2,000,000	2,085,000
	Automobiles — 0.23%
[c,d]	Hyundai Capital America, 3.00%, 8/29/2022	2,500,000	2,458,265

			4,543,265

	BANKS — 2.14%
	Banks — 2.14%
	Bank of America Corp., 4.20%, 8/26/2024	3,200,000	3,369,826
[d]	Barclays plc, 4.836%, 5/9/2028	4,000,000	4,163,357
[d]	Barclays plc Floating Rate Note, 2.975%, 1/10/2023	4,000,000	4,109,578
	Capital One Bank (USA), N.A. Floating Rate Note, 2.217%, 8/8/2022	3,000,000	2,997,878
[d]	Royal Bank of Scotland Group plc, 6.125%, 12/15/2022	2,000,000	2,192,164
[c]	Santander Holdings USA, Inc., 3.40%, 1/18/2023	2,000,000	1,992,207
[d]	Sumitomo Mitsui Banking Corp. Floating Rate Note, 2.137%, 7/12/2022	4,000,000	4,011,875

			22,836,885

	CAPITAL GOODS — 2.04%
	Construction & Engineering — 0.60%
[c]	Zachry Holdings, Inc., 7.50%, 2/1/2020	6,310,000	6,404,650
	Electrical Equipment — 0.16%
[c,d]	Sensata Technologies UK Finance Co., 6.25%, 2/15/2026	1,550,000	1,685,625
	Machinery — 0.51%
[c,d]	Automation Tooling Systems, 6.50%, 6/15/2023	3,125,000	3,273,438

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Mueller Industries, Inc., 6.00%, 3/1/2027	2,132,000	2,179,970
	Trading Companies & Distributors — 0.77%
[c]	International Lease Finance Corp., 7.125%, 9/1/2018	8,000,000	8,254,947

			21,798,630

	COMMERCIAL & PROFESSIONAL SERVICES — 3.42%
	Commercial Services & Supplies — 1.61%
[c]	ACCO Brands Corp., 5.25%, 12/15/2024	2,000,000	2,055,000
	Pitney Bowes, Inc., 4.125%, 5/15/2022	1,000,000	918,750
	Pitney Bowes, Inc., 3.625%, 9/15/2020	2,000,000	1,980,000
	Pitney Bowes, Inc., 4.70%, 4/1/2023	4,000,000	3,669,960
	RR Donnelley & Sons Co., 8.875%, 4/15/2021	4,300,000	4,494,790
	RR Donnelley & Sons Co., 7.875%, 3/15/2021	4,000,000	4,160,000
	Professional Services — 1.81%
	Dun & Bradstreet, Inc., 4.25%, 6/15/2020	4,185,000	4,292,124
[c]	Nielsen Finance, LLC, 5.00%, 4/15/2022	7,420,000	7,633,325
[c]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	3,330,000	3,371,625
	Verisk Analytics, Inc., 4.00%, 6/15/2025	3,920,000	4,053,636

			36,629,210

	CONSUMER DURABLES & APPAREL — 1.88%
	Leisure Products — 1.06%
	Mattel, Inc., 1.70%, 3/15/2018	6,235,000	6,211,619
	Mattel, Inc., 2.35%, 8/15/2021	3,000,000	2,672,820
	Vista Outdoor, Inc., 5.875%, 10/1/2023	2,530,000	2,428,800
	Textiles, Apparel & Luxury Goods — 0.82%
[c]	Hanesbrands, Inc., 4.625%, 5/15/2024	3,980,000	4,059,600
[c]	Michael Kors USA, Inc., 4.00%, 11/1/2024	3,000,000	3,027,152
	Under Armour, Inc., 3.25%, 6/15/2026	2,000,000	1,751,083

			20,151,074

	CONSUMER SERVICES — 1.09%
	Diversified Consumer Services — 0.49%
[c]	Laureate Education, Inc., 8.25%, 5/1/2025	5,000,000	5,300,000
	Hotels, Restaurants & Leisure — 0.60%
[c]	Aramark International Finance (EUR), 3.125%, 4/1/2025	500,000	628,789
[c]	Aramark Services, Inc., 5.00%, 4/1/2025	3,000,000	3,168,900
[c]	Nathan’s Famous, Inc., 6.625%, 11/1/2025	2,500,000	2,593,750

			11,691,439

	DIVERSIFIED FINANCIALS — 7.96%
	Capital Markets — 3.39%
	Ares Capital Corp., 4.875%, 11/30/2018	7,000,000	7,159,818
[c]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,025,000	3,871,850
[d]	Credit Suisse Group Funding (Guernsey) Ltd., 3.80%, 9/15/2022	2,450,000	2,527,272
	FS Investment Corp., 4.00%, 7/15/2019	6,286,000	6,360,518
	Goldman Sachs Group, Inc. Floating Rate Note, 2.586%, 11/15/2021	5,895,000	5,981,168
	Morgan Stanley, 2.293%, 7/22/2022	3,000,000	3,024,094

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
[c]	MSCI, Inc., 4.75%, 8/1/2026	400,000	420,000
	Solar Capital Ltd., 4.50%, 1/20/2023	3,000,000	2,972,430
[c,d]	UBS Group Funding Switzerland AG Floating Rate Note, 2.366%, 8/15/2023	4,000,000	4,016,782
	Consumer Finance — 1.72%
	Ally Financial, Inc., 4.75%, 9/10/2018	4,000,000	4,050,000
	American Express Co., 3.00%, 10/30/2024	3,000,000	2,995,024
[c]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,818,750
	Western Union Co. Floating Rate Note, 2.246%, 5/22/2019	3,500,000	3,509,390
	Diversified Financial Services — 2.38%
[c]	Athene Global Funding, 2.875%, 10/23/2018	4,725,000	4,749,870
[c]	Citicorp, 8.04%, 12/15/2019	186,087	204,530
[d]	Credit Suisse Group Ltd., 3.80%, 6/9/2023	400,000	412,518
	General Electric Capital Corp. (SEK), 2.625%, 1/16/2018	24,000,000	2,928,473
[c,d]	Genpact Luxembourg S.a.r.l., 3.70%, 4/1/2022	3,000,000	2,981,659
	Morgan Stanley, 2.763%, 4/21/2021	3,000,000	3,081,627
[c]	MSCI, Inc., 5.25%, 11/15/2024	1,625,000	1,712,344
[c]	MSCI, Inc., 5.75%, 8/15/2025	2,640,000	2,834,700
	S&P Global, Inc., 4.00%, 6/15/2025	1,590,000	1,670,169
	S&P Global, Inc., 3.30%, 8/14/2020	1,975,000	2,011,738
[c]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	3,115,000	2,850,225
	Insurance — 0.19%
[c]	AIG Global Funding, 2.175%, 7/2/2020	2,000,000	2,006,788
	Mortgage Real Estate Investment Trusts — 0.28%
	Healthcare Trust of America, Inc., 2.95%, 7/1/2022	3,000,000	2,992,098

			85,143,835

	ENERGY — 6.86%
	Energy Equipment & Services — 0.67%
	Enviva Partners, LP, 8.50%, 11/1/2021	1,900,000	2,023,500
	Oceaneering International, Inc., 4.65%, 11/15/2024	4,075,000	3,964,646
[c,d,e]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	10,684,600	1,175,306
	Oil, Gas & Consumable Fuels — 6.19%
[c]	Citgo Holding, Inc., 10.75%, 2/15/2020	980,000	1,051,050
[c]	Citgo Petroleum Corp., 6.25%, 8/15/2022	450,000	453,375
[c]	Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., 4.15%, 8/15/2026	4,500,000	4,492,952
	Energy Transfer Partners LP, 4.394%, 11/1/2066	1,200,000	1,053,000
	Enterprise Products Operating LP, 7.034%, 1/15/2068	1,400,000	1,400,000
[c]	Florida Gas Transmission Co., LLC, 3.875%, 7/15/2022	4,765,000	4,934,170
	Global Partners LP/GLP Finance Corp., 6.25%, 7/15/2022	4,975,000	5,111,812
	Gulf South Pipeline Co., LP, 4.00%, 6/15/2022	4,860,000	4,991,279
[c]	Gulfstream Natural Gas System, LLC, 4.60%, 9/15/2025	5,000,000	5,402,038
[c,d]	Harvest Operations Corp., 3.00%, 9/21/2022	4,000,000	3,956,706
	HollyFrontier Corp., 5.875%, 4/1/2026	3,500,000	3,894,231
b,c,[e]	Linc Energy, 9.625%, 10/31/2017	1,100,236	45,660
	Marathon Oil Corp., 3.85%, 6/1/2025	2,000,000	2,035,874
	NGL Energy Partners LP, 6.875%, 10/15/2021	3,000,000	3,060,000
	Northern Border Pipeline, 7.50%, 9/15/2021	2,150,000	2,443,002
[c]	Northwest Pipeline, LLC, 4.00%, 4/1/2027	2,000,000	2,023,921
[c,d,e]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	2,497,238	1,005,138

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
[c,d]	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019	337,500	330,750
[a,e]	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	30,000
[c]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	2,035,000
[c,d]	Sinopec Group Overseas Development 2017 Ltd., 2.25%, 9/13/2020	4,000,000	3,947,172
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	1,210,000	1,210,000
	Summit Midstream Partners, LP, 9.50%, 12/31/2099	3,000,000	3,037,500
	Tennessee Gas Pipeline Co., L.L.C., 7.00%, 3/15/2027	2,251,000	2,678,540
[c]	Texas Gas Transmission, LLC, 4.50%, 2/1/2021	940,000	978,990
	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	3,600,000	4,601,408

			73,367,020

	FOOD& STAPLES RETAILING — 0.96%
	Food & Staples Retailing — 0.96%
[c,d]	Alimentation Couche-Tard, Inc., 2.70%, 7/26/2022	2,000,000	1,981,615
[c]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	3,935,000	3,708,738
	Ingles Markets, Inc., 5.75%, 6/15/2023	4,500,000	4,545,000

			10,235,353

	FOOD, BEVERAGE & TOBACCO — 2.05%
	Beverages — 0.59%
[c,d]	Central America Bottling Corp., 5.75%, 1/31/2027	5,000,000	5,257,750
[c,d]	Coca-Cola Icecek A.S., 4.215%, 9/19/2024	1,000,000	1,015,151
	Food Products — 0.84%
[c,d]	Barry Callebaut Services NV, 5.50%, 6/15/2023	4,000,000	4,360,000
[c,d]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,684,875
	Tobacco — 0.62%
[c]	B.A.T. Capital Corp. Floating Rate Note, 2.003%, 8/14/2020	2,500,000	2,513,459
[c]	Vector Group Ltd., 6.125%, 2/1/2025	4,000,000	4,140,000

			21,971,235

	HEALTH CARE EQUIPMENT & SERVICES — 2.01%
	Health Care Equipment & Supplies — 0.09%
[c]	Hologic, Inc., 4.375%, 10/15/2025	1,000,000	1,015,000
	Health Care Providers & Services — 1.92%
	Anthem, Inc., 2.50%, 11/21/2020	2,000,000	1,995,824
	Anthem, Inc., 3.35%, 12/1/2024	1,000,000	1,014,523
	DaVita Healthcare Partners, Inc., 5.00%, 5/1/2025	3,450,000	3,448,965
	HCA, Inc., 4.75%, 5/1/2023	1,735,000	1,787,050
	HCA, Inc., 4.50%, 2/15/2027	1,475,000	1,482,375
	HCA, Inc., 5.25%, 4/15/2025	1,520,000	1,607,400
	LifePoint Health, Inc., 5.375%, 5/1/2024	4,000,000	3,920,000
	WellCare Health Plans, Inc., 5.25%, 4/1/2025	5,000,000	5,275,000

			21,546,137

	HOUSEHOLD & PERSONAL PRODUCTS — 0.71%
	Household Products — 0.71%
	Central Garden & Pet Co., 5.125%, 2/1/2028	500,000	500,000
	Edgewell Personal Care, 4.70%, 5/24/2022	4,000,000	4,100,000
[c]	Energizer Holdings, Inc., 5.50%, 6/15/2025	2,850,000	2,968,417

			7,568,417

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	INSURANCE — 2.93%
	Insurance — 2.93%
[c,d]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	4,790,000	4,928,905
[d]	Enstar Group Ltd., 4.50%, 3/10/2022	2,000,000	2,036,921
[c]	Jackson National Life Global Co., 2.405%, 6/27/2022	4,000,000	4,045,310
	Kemper Corp., 4.35%, 2/15/2025	4,290,000	4,367,228
[c,d]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,167,285
	Mercury General Corp., 4.40%, 3/15/2027	4,000,000	4,112,864
[c]	Metropolitan Life Global Funding I, 1.949%, 6/12/2020	2,000,000	2,008,207
[c]	National Life Insurance of Vermont, 10.50%, 9/15/2039	1,000,000	1,656,098
	Reinsurance Group of America, Inc., 3.95%, 9/15/2026	990,000	1,011,792
[c]	Sammons Financial Group, 4.45%, 5/12/2027	2,000,000	2,051,092

			31,385,702

	MATERIALS — 3.61%
	Chemicals — 2.34%
[c]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 2.127%, 5/1/2020	4,000,000	4,036,203
[c,d]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	5,194,000	5,284,895
[c,d]	Kissner Group Holdings, 8.375%, 12/1/2022	4,170,000	4,211,700
[c,d]	NOVA Chemicals Corp., 4.875%, 6/1/2024	3,500,000	3,491,250
[c,d]	NOVA Chemicals Corp., 5.25%, 6/1/2027	2,000,000	1,995,000
[c,d]	Office Cherifien des Phosphates, 5.625%, 4/25/2024	4,710,000	5,045,258
	Valvoline, Inc., 4.375%, 8/15/2025	1,000,000	1,010,000
	Containers & Packaging — 0.31%
	Graphic Packaging International, Inc., 4.125%, 8/15/2024	3,225,000	3,337,875
	Metals & Mining — 0.28%
[c]	International Wire Group, Inc., 10.75%, 8/1/2021	3,200,000	2,944,000
	Paper & Forest Products — 0.68%
[c]	Neenah Paper, Inc., 5.25%, 5/15/2021	7,075,000	7,216,500

			38,572,681

	MEDIA — 1.65%
	Media — 1.65%
[c]	Cable One, Inc., 5.75%, 6/15/2022	5,000,000	5,162,500
[c]	Cox Communications, Inc., 3.15%, 8/15/2024	1,950,000	1,920,525
[c]	CSC Holdings, LLC, 5.50%, 4/15/2027	1,825,000	1,861,500
[b]	Mood Media Corp. Floating Rate Payment-In-Kind Note, 14.00%, 7/1/2024	2,000,000	2,000,000
[c,d]	SFR Group SA, 6.00%, 5/15/2022	1,500,000	1,518,750
[c,d]	SFR Group SA, 7.375%, 5/1/2026	1,005,000	1,031,381
[c]	Sirius XM Radio, Inc., 3.875%, 8/1/2022	2,000,000	2,005,000
	The Washington Post Co., 7.25%, 2/1/2019	2,100,000	2,178,750

			17,678,406

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.00%
	Pharmaceuticals 0.00%
[a,b,e]	Atlas U.S. Royalty, LLC Participation Rights, 0%, 3/15/2027	5,450,000	0

			—

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.37%
	Pharmaceuticals — 0.37%
[d]	Allergan Funding SCS, 2.35%, 3/12/2018	4,000,000	4,003,168

			4,003,168

	REAL ESTATE — 1.02%
	Equity Real Estate Investment Trusts — 1.02%
	Crown Castle International Corp., 3.20%, 9/1/2024	1,000,000	989,631
	EPR Properties, 5.25%, 7/15/2023	5,000,000	5,320,547
	Hospitality Properties Trust, 4.95%, 2/15/2027	2,850,000	3,005,671
	Retail Opportunity Investments Corp., 5.00%, 12/15/2023	1,500,000	1,563,678

			10,879,527

	RETAILING — 1.28%
	Distributors — 0.58%
	LKQ Corp., Inc., 4.75%, 5/15/2023	6,045,000	6,181,012
	Internet & Direct Marketing Retail — 0.70%
	Amazon.com, Inc., 5.20%, 12/3/2025	4,830,000	5,544,571
	The Priceline Group, Inc., 2.75%, 3/15/2023	2,000,000	1,992,771

			13,718,354

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.53%
	Semiconductors & Semiconductor Equipment — 0.53%
[c]	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	1,000,000	993,237
[c]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 1/15/2022	1,000,000	991,530
[c]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	1,000,000	994,385
[c,d]	Sensata Technologies B.V., 5.00%, 10/1/2025	2,530,000	2,675,475

			5,654,627

	SOFTWARE & SERVICES — 1.86%
	Information Technology Services — 0.39%
[c]	Alliance Data Systems Corp., 5.375%, 8/1/2022	4,190,000	4,221,425
	Internet Software & Services — 0.25%
	Verisign, Inc., 4.75%, 7/15/2027	1,500,000	1,533,750
	Zillow, Inc., 2.00%, 12/1/2021	1,000,000	1,090,000
	Software — 1.22%
	Autodesk, Inc., 3.125%, 6/15/2020	2,350,000	2,372,426
	Citrix Systems, Inc., 4.50%, 12/1/2027	3,000,000	3,044,696
[c]	J2 Cloud LLC/Global, Inc., 6.00%, 7/15/2025	2,000,000	2,105,000
[c,d]	Open Text Corp., 5.875%, 6/1/2026	3,320,000	3,577,300
	VMware, Inc., 2.30%, 8/21/2020	2,000,000	1,988,660

			19,933,257

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.86%
	Communications Equipment — 0.33%
[d]	LM Ericsson, 4.125%, 5/15/2022	3,490,000	3,514,502
	Computers & Peripherals — 0.10%
	Lexmark International, Inc., 6.625%, 3/15/2020	1,038,000	1,078,762
	Electronic Equipment, Instruments & Components — 1.86%
	Anixter, Inc., 5.125%, 10/1/2021	6,395,000	6,730,737
	Ingram Micro, Inc., 5.45%, 12/15/2024	1,951,000	1,937,704
	Tech Data Corp., 4.95%, 2/15/2027	4,000,000	4,219,382
	Trimble Navigation, Ltd., 4.75%, 12/1/2024	6,525,000	7,041,962
	Technology, Hardware, Storage & Peripherals — 0.57%
	CDW LLC/CDW Finance Corp., 5.00%, 9/1/2025	2,000,000	2,070,000
[c]	Western Digital Corp., 7.375%, 4/1/2023	3,725,000	4,018,344

			30,611,393

	TELECOMMUNICATION SERVICES — 4.99%
	Diversified Telecommunication Services — 2.19%
	AT&T, Inc., 3.00%, 6/30/2022	2,395,000	2,399,255
	Qwest Corp., 6.75%, 12/1/2021	3,700,000	3,984,458
[c,d]	Telenet Finance Luxembourg Notes, 5.50%, 3/1/2028	4,000,000	3,990,000
[c]	Unison Ground Lease Funding, 5.78%, 3/15/2043	1,920,000	1,831,423
	Verizon Communications, Inc. Floating Rate Note, 2.60%, 3/16/2022	2,500,000	2,549,217
[c,d]	Videotron Ltd., Co., 5.375%, 6/15/2024	8,050,000	8,673,875
	Wireless Telecommunication Services — 2.80%
	America Movil SAB de CV (MXN), 6.45%, 12/5/2022	120,000,000	5,636,353
[c,d]	Digicel Ltd., 6.00%, 4/15/2021	5,750,000	5,659,495
[c,d]	Millicom International Cellular S.A., 6.00%, 3/15/2025	1,500,000	1,593,750
[c,d]	Millicom International Cellular S.A., 5.125%, 1/15/2028	2,500,000	2,500,000
[c,d]	MTN (Mauritius) Investments Ltd., 5.373%, 2/13/2022	3,450,000	3,567,141
[c,d]	MTN International (Mauritius) Ltd., 4.755%, 11/11/2024	4,125,000	4,098,188
[c]	WCP Issuer, LLC, 7.143%, 8/15/2043	6,000,000	6,487,560
[c]	WCP Issuer, LLC, 6.657%, 8/15/2043	386,000	413,576

			53,384,291

	TRANSPORTATION — 2.49%
	Airlines — 2.32%
[c]	American Airlines Group, Inc., 5.60%, 1/15/2022	10,724,863	11,083,073
	American Airlines Group, Inc., 4.95%, 7/15/2024	2,188,439	2,328,994
	Continental Airlines, 9.798%, 10/1/2022	3,471,718	3,810,211
[c,d]	Guanay Finance Ltd., 6.00%, 12/15/2020	3,780,123	3,882,376
	US Airways, 5.90%, 4/1/2026	1,453,715	1,613,478
	US Airways, 6.25%, 10/22/2024	1,160,732	1,282,725
	US Airways, 7.076%, 9/20/2022	738,270	797,332
	Transportation Infrastructure — 0.17%
[c,d]	Mexico City Airport Trust, 4.25%, 10/31/2026	842,000	860,945
[c,d]	Mexico City Airport Trust, 3.875%, 4/30/2028	1,000,000	986,250

			26,645,384

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	UTILITIES — 2.48%
	Electric Utilities — 2.27%
	Avangrid, Inc., 3.15%, 12/1/2024	3,000,000	2,984,304
[c]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,187,082
[c,d]	Enel Finance International S.A., 2.75%, 4/6/2023	3,000,000	2,956,066
	Entergy Texas, Inc., 3.45%, 12/1/2027	3,000,000	3,040,066
[c]	Jersey Central Power & Light Co., 4.30%, 1/15/2026	3,965,000	4,138,001
	Puget Energy, Inc., 5.625%, 7/15/2022	2,500,000	2,761,080
	Puget Energy, Inc., 6.50%, 12/15/2020	2,000,000	2,214,014
[c,d]	State Grid Overseas Investment (2014) Ltd., 2.75%, 5/7/2019	4,000,000	4,014,774
	Independent Power & Renewable Electricity Producers — 0.14%
[c]	Midland Cogeneration Venture, 6.00%, 3/15/2025	1,423,788	1,493,055
	Multi-Utilities — 0.07%
	CMS Energy Corp., 8.75%, 6/15/2019	667,000	725,778

			26,514,220

	TOTAL CORPORATE BONDS (Cost $615,810,240)		616,463,510

	CONVERTIBLE BONDS — 2.90%
	DIVERSIFIED FINANCIALS — 0.71%
	Consumer Finance — 0.71%
	EZCORP, Inc., 2.125%, 6/15/2019	7,404,000	7,616,865

			7,616,865

	FOOD, BEVERAGE & TOBACCO — 0.24%
	Tobacco — 0.24%
	Vector Group Ltd., 1.75%, 4/15/2020	2,260,000	2,603,238

			2,603,238

	MEDIA — 0.93%
	Media — 0.93%
	Comcast Holdings Corp., 2.00%, 10/15/2029	18,000,000	9,900,000

			9,900,000

	REAL ESTATE — 0.84%
	Equity Real Estate Investment Trusts — 0.84%
[c]	IAS Operating Partnership LP, 5.00%, 3/15/2018	5,040,000	5,058,900
	VEREIT, Inc., 3.00%, 8/1/2018	3,890,000	3,890,000

			8,948,900

	SOFTWARE & SERVICES — 0.18%
	Internet Software & Services — 0.18%
	Twitter, Inc., 0.25%, 9/15/2019	2,000,000	1,910,000
			1,910,000

	TOTAL CONVERTIBLE BONDS (Cost $29,159,834)		30,979,003

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	MUNICIPAL BONDS — 0.79%
	California Health Facilities Financing Authority (Developmental
	Disabilities), 7.875%, 2/1/2026	1,940,000	2,188,980
	City of Chicago GO, 7.045%, 1/1/2029	3,000,000	3,315,600
	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	590,000	599,216
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	1,000,000	1,114,540
	Town of Oyster Bay GO, 3.25%, 2/1/2018	1,220,000	1,220,134

	TOTAL MUNICIPAL BONDS (Cost $7,718,154)		8,438,470

	OTHER GOVERNMENT — 0.77%
	Mexican Bonos de Desarrollo (MXN), 4.75%, 6/14/2018	77,700,000	3,899,641
[c,d]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 2.452%, 9/11/2019	4,400,000	4,378,579

	TOTAL OTHER GOVERNMENT (Cost $9,683,234)		8,278,220

	MORTGAGE BACKED — 0.81%
	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2017-SC02 Class 2A1, 3.50%, 5/25/2047	838,663	848,456
	Federal Home Loan Mtg Corp., CMO Series KIR1 Class X, 1.086%, 3/25/2026	37,210,581	2,595,494
	Federal Home Long Mtg Corp. Seasoned Credit Risk Transfer, Series 2017-4 Class HT Step-Up Bond, 2.25%, 6/25/2057	2,000,000	1,994,922
	Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%, 3/25/2024	1,926	2,060
	Federal National Mtg Assoc., Pool AS9733, 4.00%, 6/1/2047	2,911,674	3,086,716
[b]	Reilly FHA 1997-A Mtg, 6.896%, 7/1/2020	166,473	166,473

	TOTAL MORTGAGE BACKED (Cost $8,656,153)		8,694,121

	LOAN PARTICIPATIONS — 4.26%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.26%
	Professional Services — 0.26%
	RGIS Services, LLC, 9.19%, 3/31/2023	2,978,744	2,794,449

			2,794,449

	CONSUMER SERVICES — 0.33%
	Hotels, Restaurants & Leisure — 0.33%
	Hanjin International Corp., 3.85%, 9/20/2020	3,500,000	3,508,750

			3,508,750

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	DIVERSIFIED FINANCIALS — 0.45%
	Diversified Financial Services — 0.45%
[d]	Stena International S.A., 4.70%, 3/3/2021	5,168,625	4,792,814

			4,792,814

	ENERGY — 0.27%
	Oil, Gas & Consumable Fuels — 0.27%
	Citgo Holding, Inc., 9.84%, 5/12/2018	2,791,008	2,815,430
[b]	Malamute Energy, Inc., 1.49%, 11/22/2022	14,534	14,534

			2,829,964

	FOOD, BEVERAGE & TOBACCO — 0.28%
	Tobacco — 0.28%
	North Atlantic Holding Co., Inc., 7.61%, 5/9/2022	2,977,500	3,022,162

			3,022,162

	HEALTH CARE EQUIPMENT & SERVICES — 0.34%
	Health Care Providers & Services — 0.34%
	Prospect Medical Holdings, Inc., 7.50%, 06/30/2022	3,644,500	3,680,945

			3,680,945

	HOUSEHOLD & PERSONAL PRODUCTS — 0.23%
	Household Products — 0.23%
	Energizer Holdings, Inc., 3.38%, 6/30/2022	2,480,964	2,485,108

			2,485,108

	MEDIA — 0.28%
	Media — 0.28%
	ABG Intermediate Holdings, 9.44%, 9/29/2025	3,000,000	3,030,000

			3,030,000

	REAL ESTATE — 0.03%
	Real Estate Management & Development — 0.03%
	DTZ U.S. Borrower, LLC, 9.63%, 11/4/2022	318,298	317,502

			317,502

	RETAILING — 0.14%
	Specialty Retail — 0.14%
	Office Depot, Inc., 8.45%, 11/8/2022	1,500,000	1,503,750

			1,503,750

	SOFTWARE & SERVICES — 0.35%
	Information Technology Services — 0.17%
	CCC Information Services, Inc., 8.32%, 4/27/2025	1,000,000	1,019,380
	Neustar, Inc., 4.65%, 1/8/2020	823,198	834,863
	Internet Software & Services — 0.18%
	CareerBuilder, LLC, 8.44%, 7/26/2023	1,975,000	1,913,281

			3,767,524

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.36%
	Electronic Equipment, Instruments & Components — 0.36%
	Harland Clarke Holdings Corp., 6.44%, 11/3/2023	3,832,156	3,844,917

			3,844,917

	TELECOMMUNICATION SERVICES — 0.47%
	Diversified Telecommunication Services — 0.47%
	Intelsat Jackson Holdings, 6.09%, 1/14/2024	2,000,000	2,022,080
	Cyxtera Technologies, Inc., 8.63%, 5/1/2025	3,000,000	3,026,250

			5,048,330

	TRANSPORTATION — 0.47%
	Airlines — 0.05%
[b,c,d]	OS Two, LLC, 10.00%, 12/15/2020	654,564	523,651
	Road & Rail — 0.42%
	Avolon Holdings Ltd., 3.75%, 4/3/2022	4,487,500	4,451,467

			4,975,118

	TOTAL LOAN PARTICIPATIONS (Cost $45,530,466)		45,601,333

	SHORT TERM INVESTMENTS — 13.03%
[f]	Thornburg Capital Management Fund	13,941,238	139,412,379

	TOTAL SHORT TERM INVESTMENTS (Cost $139,412,379)		139,412,379

	TOTAL INVESTMENTS — 99.18% (Cost $1,058,873,607)		$1,061,139,649

	OTHER ASSETS LESS LIABILITIES — 0.82%		8,761,315

	NET ASSETS — 100.00%		$1,069,900,964

	Outstanding Forward Currency Contracts to Buy or Sell at September 30, 2017
Contract Description	Contract Party	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	503,900	03/21/2018	607,408	$2,195	$—

Total						$2,195	$—

Net unrealized appreciation (depreciation)						$2,195

Footnote Legend

a	Non-income producing.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2017, the aggregate value of these securities in the Fund’s portfolio was $510,503,132, representing 47.71% of the Fund’s net assets.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	Bond in default.

f	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)
Thornburg Capital Management Fund	11,902,054	8,845,214	6,806,030	13,941,238	$139,412,379	$413,075	$—	$—

Total non-controlled affiliated issuers - 13.03% of net assets					$139,412,379	$413,075	$—	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ARM	Adjustable Rate Mortgage

CHL	Denominated in Chilean Peso

CMO	Collateralized Mortgage Obligation

EUR	Denominated in Euros

FCB	Farm Credit Bank

FHA	Insured by Federal Housing Administration

GO	General Obligation

Mtg	Mortgage

MTN	Medium-Term Note

MXN	Denominated in Mexican Pesos

Pfd	Preferred Stock

SBA	Small Business Administration

SEK	Denominated in Swedish Kronor

SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and

Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the

Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons

(including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment. The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$1,472,894	$1,464,000	$-	$8,893
Preferred Stock(a)	17,439,414	661,164	13,735,244	3,043,006
Asset Backed Securities	184,360,306	-	174,885,243	9,475,064
Corporate Bonds	616,463,510	-	614,417,850	2,045,660
Convertible Bonds	30,979,003	-	30,979,003	-
Municipal Bonds	8,438,470	-	8,438,470	-
Other Government	8,278,220	-	8,278,220	-
Mortgage Backed	8,694,121	-	6,532,726	2,161,395
Loan Participations	45,601,332	-	45,063,147	538,185
Short Term Investments	139,412,379	139,412,379	-	-

Total Investments in Securities	$1,061,139,649	$141,537,543	$902,329,903	$17,272,203

Other Financial Instruments**

Forward Currency Contracts	$2,195	$-	$2,195	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At December 31, 2017, industry classifications for Common Stock and Preferred Stock in Levels 2 and 3 consist of $3,051, 899 in Energy, $11,015,000 in Miscellaneous, and $2,720,244 in Telecommunication Services.

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $3,209,479 portfolio securities characterized as Level 3 investments at December 31, 2017. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2017.

	Fair Value at December 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$8,893	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$10.50/(N/A)
Asset-Backed Securities	6,396,027	Discounted cash flows	Third party vendor projection of discounted cash flows	2.1 - 5.9%/(4.47%)
	3,079,037	Cost basis	Cost basis	$99.99/(N/A)
Corporate Bonds	45,660	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$4.15/(N/A)
	2,000,000	Cost basis	Cost basis	$100.00/(N/A)
Mortgage Backed	1,994,922	Cost basis	Cost basis	$99.75/(N/A)
Loan Participations	14,534	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$100.00/(N/A)
	523,651	Discounted cash flows	Third party vendor projection of discounted cash flows	20.0% - 30.0%/(N/A)

Total	$14,062,724

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2017 is as follows:

	Common Stock	Preferred Stock	Asset Backed Securities	Mortgage Backed	Corporate Bonds	Loan Participations	Total(a)
Beginning Balance 9/30/2017	$8,893	$2,543,121	$7,008,072	$188,343	$2,045,660	$545,640	$12,339,729
Accrued Discounts (Premiums)	–	–	880	(190)	–	–	690
Net Realized Gain (Loss)	–	–	7,564	(289)	–	–	7,275
Gross Purchases	–	566,388	3,500,000	1,994,922	–	55	6,061,365
Gross Sales	–	–	(1,015,301)	(21,871)	–	(18,644)	(1,055,816)
Net Change in Unrealized Appreciation (Depreciation)	–	(66,503)	(26,151)	480	–	11,134	(81,040)
Transfers into Level 3	–	–	–	–	–	–	–
Transfers out of Level 3	–	–	–	–	–	–	–

Ending Balance 12/31/2017	$8,893	$3,043,006	$9,475,064	$2,161,395	$2,045,660	$538,185	$17,272,203

(a) Level 3 investments represent 1.61% of total net assets at the period ended December 31, 2017. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2017 (Unaudited)

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,058,873,607

Gross unrealized appreciation on a tax basis	$24,875,368
Gross unrealized depreciation on a tax basis	(22,609,326)

Net unrealized appreciation (depreciation) on investments (tax basis)	$2,266,042

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the

Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2017 was $2,270,422. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

The outstanding forward currency contracts in the table located in the Schedule of Investments were entered into with State Street

Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2017 is $2,195, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

19

SCHEDULE OF INVESTMENTS

Thornburg Value Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 91.70%
	BANKS — 8.86%
	Banks — 8.86%
	Citigroup, Inc.	459,400	$34,183,954
	Citizens Financial Group, Inc.	225,620	9,471,528
	JPMorgan Chase & Co.	419,409	44,851,598

			88,507,080

	CAPITAL GOODS — 2.86%
	Industrial Conglomerates — 1.79%
	General Electric Co.	1,024,900	17,884,505
	Machinery — 1.07%
	ITT, Inc.	199,263	10,634,666

			28,519,171

	CONSUMER DURABLES & APPAREL — 4.70%
	Household Durables — 2.49%
[a]	TRI Pointe Homes, Inc.	1,384,811	24,815,813
	Leisure Products — 2.21%
	Acushnet Holdings Corp.	604,509	12,743,050
	Callaway Golf Co.	669,908	9,331,818

			46,890,681

	CONSUMER SERVICES — 3.42%
	Hotels, Restaurants & Leisure — 3.42%
	Aramark Holdings Corp.	495,823	21,191,475
	Domino’s Pizza Group plc	2,785,000	12,998,908

			34,190,383

	DIVERSIFIED FINANCIALS — 5.81%
	Capital Markets — 3.87%
	Apollo Global Management, LLC	599,319	20,059,207
	Oaktree Capital Group, LLC	441,634	18,592,791
	Mortgage Real Estate Investment Trusts — 1.94% PennyMac Mortgage Investment Trust	1,207,530	19,405,007

			58,057,005

	ENERGY — 4.99%
	Oil, Gas & Consumable Fuels — 4.99%
	Devon Energy Corp.	515,782	21,353,375
	Enterprise Products Partners L.P.	1,072,386	28,428,953

			49,782,328

	FOOD & STAPLES RETAILING — 8.21%
	Food & Staples Retailing — 8.21%
[a]	US Foods Holding Corp.	1,227,123	39,182,038
	Wal-Mart Stores, Inc.	433,703	42,828,171

			82,010,209

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 2.71%
	Food Products — 2.71%
[a]	Nomad Foods Ltd.	1,597,755	27,018,037

			27,018,037

	HEALTH CARE EQUIPMENT & SERVICES — 3.91%
	Health Care Equipment & Supplies — 2.96%
	Medtronic plc	365,335	29,500,801
	Health Care Technology — 0.95%
[a]	Evolent Health, Inc.	773,427	9,513,152

			39,013,953

	INSURANCE — 2.53%
	Insurance — 2.53%
	Assured Guaranty Ltd.	744,437	25,214,081

			25,214,081

	MATERIALS — 1.91%
	Chemicals — 0.82%
	International Flavors & Fragrances, Inc.	53,670	8,190,579
	Metals & Mining — 1.09%
	Warrior Met Coal, Inc.	434,100	10,917,615

			19,108,194

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 11.80%
	Biotechnology — 6.28%
[a]	Alkermes plc	406,842	22,266,463
	Gilead Sciences, Inc.	564,466	40,438,344
	Life Sciences Tools & Services — 4.43%
	Thermo Fisher Scientific, Inc.	232,786	44,201,406
	Pharmaceuticals — 1.09%
[a]	Akorn, Inc.	165,574	5,336,450
	Phibro Animal Health Corp.	165,076	5,530,046

			117,772,709

	REAL ESTATE — 0.67%
	Real Estate Management & Development — 0.67%
[a]	CBRE Group, Inc.	153,398	6,643,667

			6,643,667

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	RETAILING — 3.92%
	Internet & Direct Marketing Retail — 1.41%
	Expedia, Inc.	117,672	14,093,575
	Specialty Retail — 2.51%
[a]	O’ Reilly Automotive, Inc.	104,162	25,055,128

			39,148,703

	SOFTWARE & SERVICES — 9.94%
	Information Technology Services — 1.09%
	Cognizant Tech Solutions Corp.	153,844	10,926,001
	Internet Software & Services — 7.33%
[a]	Alphabet, Inc. Class C	33,858	35,429,011
[a]	Facebook, Inc.	213,800	37,727,148
	Software — 1.52%
	Activision Blizzard, Inc.	239,145	15,142,661

			99,224,821

	TECHNOLOGY HARDWARE & EQUIPMENT — 9.44%
	Communications Equipment — 3.62%
[a]	ARRIS International plc	587,364	15,089,381
[a]	EchoStar Corp.	166,700	9,985,330
[a]	Palo Alto Networks, Inc.	76,474	11,084,142
	Technology, Hardware, Storage & Peripherals — 5.82%
	Apple, Inc.	166,700	28,210,641
	HP, Inc.	867,177	18,219,389
[a]	Pure Storage, Inc.	737,400	11,695,164

			94,284,047

	TELECOMMUNICATION SERVICES — 2.72%
	Wireless Telecommunication Services — 2.72%
	China Mobile Ltd.	2,674,772	27,131,672

			27,131,672

	TRANSPORTATION — 1.80%
	Air Freight & Logistics — 1.80%
	United Parcel Service, Inc.	151,101	18,003,684

			18,003,684

	UTILITIES — 1.50%
	Electric Utilities — 1.50%
	Fortis, Inc.	408,853	14,992,640

			14,992,640

	TOTAL COMMON STOCK (Cost $668,683,206)		915,513,065

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	SHORT TERM INVESTMENTS — 7.87%
[b]	Thornburg Capital Management Fund	7,850,795	78,507,951

	TOTAL SHORT TERM INVESTMENTS (Cost $78,507,951)		78,507,951

	TOTAL INVESTMENTS — 99.57% (Cost $747,191,157)		$994,021,016

	OTHER ASSETS LESS LIABILITIES — 0.43%		4,315,935

	NET ASSETS — 100.00%		$998,336,951

	Outstanding Forward Currency Contracts to Buy or Sell at September 30, 2017
Contract Description	Contract Party	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	8,823,600	02/07/2018	11,926,633	$—	$(339,694)
Euro	SSB	Sell	10,178,800	02/26/2018	12,251,038	—	(181,119)

Total						$—	$(520,813)

Net unrealized appreciation (depreciation)							$(520,813)

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)
Thornburg Capital Management Fund	9,222,030	4,347,395	5,718,630	7,850,795	$78,507,951	$277,639	$—	$—

Total non-controlled affiliated issuers - 7.86% of net assets					$78,507,951	$277,639	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2017 (Unaudited)

Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons

(including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2017 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$915,513,065	$915,513,065	$-	$-
Short Term Investments	78,507,951	78,507,951	-	-

Total Investments in Securities	$994,021,016	$994,021,016	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(520,813)	$-	$(520,813)	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2017 (Unaudited)

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$747,191,157

Gross unrealized appreciation on a tax basis	$269,399,274
Gross unrealized depreciation on a tax basis	(22,569,415)

Net unrealized appreciation (depreciation) on investments (tax basis)	$246,829,859

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the

Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2017 was $31,612,647. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

The outstanding forward currency contracts in the table located in the Schedule of Investments were entered into with State Street

Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2017 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $520,813. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

7

SCHEDULE OF INVESTMENTS

Thornburg International Value Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 97.28%
	BANKS — 7.78%
	Banks — 7.78%
[a]	Commerzbank AG	13,539,433	$203,147,216
[a]	UniCredit S.p.A.	12,504,044	233,746,248

			436,893,464

	CAPITAL GOODS — 10.33%
	Building Products — 3.55%
	Compagnie de Saint-Gobain	1,556,180	85,853,005
	Daikin Industries, Ltd.	958,878	113,482,477
	Construction & Engineering — 5.36%
	Ferrovial SA	6,902,866	156,744,400
	Vinci S.A.	1,414,001	144,464,477
	Industrial Conglomerates — 1.42%
	General Electric Co.	4,559,623	79,565,421

			580,109,780

	COMMERCIAL & PROFESSIONAL SERVICES — 1.02%
	Professional Services — 1.02%
	Nielsen Holdings plc	1,575,394	57,344,342

			57,344,342

	CONSUMER DURABLES & APPAREL — 2.03%
	Textiles, Apparel & Luxury Goods — 2.03%
	Nike, Inc.	1,824,962	114,151,373

			114,151,373

	CONSUMER SERVICES — 2.05%
	Diversified Consumer Services — 2.05%
	TAL Education Group ADR	3,878,019	115,215,945

			115,215,945

	DIVERSIFIED FINANCIALS — 3.73%
	Capital Markets — 3.73%
[a]	Credit Suisse Group AG	11,715,595	209,196,319

			209,196,319

	ENERGY — 8.94%
	Energy Equipment & Services — 3.06%
	Halliburton Co.	3,516,468	171,849,791
	Oil, Gas & Consumable Fuels — 5.88%
	China Petroleum & Chemical Corp.	242,029,988	177,506,522
	Reliance Industries Ltd.	10,608,516	152,926,177

			502,282,490

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 8.17%
	Food Products — 5.95%
[a]	BRF SA	5,942,884	65,572,203
	Danone SA	1,576,936	132,351,385
	Inner Mongolia Yili Industrial Group Co., Ltd.	27,514,123	136,049,564
	Tobacco — 2.22%
	British American Tobacco plc ADR	1,861,092	124,674,553

			458,647,705

	HEALTH CARE EQUIPMENT & SERVICES — 2.48%
	Health Care Equipment & Supplies — 0.10%
	ConvaTec Ltd.	2,075,726	5,759,226
	Health Care Providers & Services — 2.38%
	Fresenius SE & Co. KGaA	1,707,027	133,274,757

			139,033,983

	HOUSEHOLD & PERSONAL PRODUCTS — 1.05%
	Household Products — 1.05%
	Reckitt Benckiser plc	628,942	58,753,834

			58,753,834

	INSURANCE — 6.09%
	Insurance — 6.09%
	ING Life Insurance Korea Ltd.	280,351	13,984,161
	NN Group NV	3,105,471	134,586,631
	Ping An Insurance Group Co.	18,604,917	193,720,601

			342,291,393

	MATERIALS — 4.30%
	Chemicals — 2.26%
	Shin-Etsu Chemical Co., Ltd.	1,249,167	126,939,979
	Construction Materials — 2.04%
[a]	LafargeHolcim Ltd.	2,028,366	114,381,150

			241,321,129

	MEDIA — 1.10%
	Media — 1.10%
[a]	Liberty Global plc	1,829,741	61,918,435

			61,918,435

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.94%
	Biotechnology — 1.16%
[a]	Alkermes plc	1,192,283	65,253,649

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Pharmaceuticals — 3.78%
	Dong-E-E-Jiao Co., Ltd.	7,810,360	72,286,609
	Teva Pharmaceutical Industries Ltd. ADR	1,980,661	37,533,526
	Yunnan Baiyao Group Co., Ltd.	6,550,897	102,398,004

			277,471,788

	RETAILING — 3.71%
	Internet & Direct Marketing Retail — 2.56%
[a]	Ctrip.com International, Ltd. ADR	3,261,663	143,839,338
	Specialty Retail — 1.15%
	Kingfisher plc	14,146,973	64,502,548

			208,341,886

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.33%
	Semiconductors & Semiconductor Equipment — 4.33%
	ams AG	774,490	70,299,800
	Infineon Technologies AG	6,317,808	173,098,834

			243,398,634

	SOFTWARE & SERVICES — 5.13%
	Internet Software & Services — 1.36%
[a]	Alibaba Group Holding Ltd. ADR	16,071	2,771,123
	Tencent Holdings Ltd.	1,412,100	73,380,725
	Software — 3.77%
[a]	PTC, Inc.	462,188	28,087,165
	SAP SE	1,638,130	183,676,828

			287,915,841

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.65%
	Electronic Equipment, Instruments & Components — 1.65%
	OMRON Corporation	1,556,716	92,843,413

			92,843,413

	TELECOMMUNICATION SERVICES — 4.02%
	Diversified Telecommunication Services — 2.56%
[a]	China Unicom (Hong Kong) Ltd.	102,365,099	138,358,659
	Deutsche Telekom AG	314,567	5,584,121
	Wireless Telecommunication Services — 1.46%
	China Mobile Ltd.	8,058,208	81,738,800

			225,681,580

	TRANSPORTATION — 3.53%
	Road & Rail — 3.53%
	Canadian Pacific Railway Ltd.	1,084,042	198,119,516

			198,119,516

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	UTILITIES — 10.90%
	Electric Utilities — 7.33%
	Electricite de France SA	16,671,216	208,430,706
	Iberdrola S.A.	15,250,252	118,205,107
	Korea Electric Power Corp.	2,382,904	84,916,900
	Multi-Utilities — 3.57%
	National Grid plc	7,314,466	86,421,657
	Veolia Environnement SA	4,483,636	114,452,852

			612,427,222

	TOTAL COMMON STOCK (Cost $4,595,950,812)		5,463,360,072

	SHORT TERM INVESTMENTS — 2.93%
[b]	Thornburg Capital Management Fund	16,453,505	164,535,047

	TOTAL SHORT TERM INVESTMENTS (Cost $164,535,047)		164,535,047

	TOTAL INVESTMENTS — 100.21% (Cost $4,760,485,859)		$5,627,895,119

	LIABILITIES NET OF OTHER ASSETS — (0.21)%		(11,634,327)

	NET ASSETS — 100.00%		$5,616,260,792

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)
Thornburg Capital Management Fund	24,471,690	50,592,558	58,610,743	16,453,505	$164,535,047	$470,096	$—	$—

Total non-controlled affiliated issuers - 2.93% of net assets					$164,535,047	$470,096	$—	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg International Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2017 (Unaudited)

twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2017 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$5,463,360,072	$5,463,360,072	$-	$-
Short Term Investments	164,535,047	164,535,047	-	-

Total Investments in Securities	$5,627,895,119	$5,627,895,119	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2017 (Unaudited)

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$4,760,485,859

Gross unrealized appreciation on a tax basis	$951,627,915
Gross unrealized depreciation on a tax basis	(84,218,655)

Net unrealized appreciation (depreciation) on investments (tax basis)	$867,409,260

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2017 was $304,806,263. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of December 31, 2017, the Fund had no outstanding forward foreign currency contracts.

7

SCHEDULE OF INVESTMENTS

Thornburg Core Growth Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 95.64%
	BANKS — 4.64%
	Banks — 4.64%
	JPMorgan Chase & Co.	121,334	$12,975,458
[a]	SVB Financial Group	72,713	16,998,118

			29,973,576

	CAPITAL GOODS — 3.70%
	Electrical Equipment — 2.25%
	Acuity Brands, Inc.	82,674	14,550,624
	Industrial Conglomerates — 1.45%
	General Electric Co.	536,800	9,367,160

			23,917,784

	COMMERCIAL & PROFESSIONAL SERVICES — 2.13%
	Professional Services — 2.13%
	Nielsen Holdings plc	377,700	13,748,280

			13,748,280

	CONSUMER SERVICES — 3.19%
	Hotels, Restaurants & Leisure — 3.19%
	Las Vegas Sands Corp.	296,200	20,582,938

			20,582,938

	DIVERSIFIED FINANCIALS — 1.85%
	Capital Markets — 1.85%
	Affiliated Managers Group, Inc.	58,186	11,942,677

			11,942,677

	ENERGY — 3.56%
	Oil, Gas & Consumable Fuels — 3.56%
[a]	Concho Resources, Inc.	77,309	11,613,358
	Pioneer Natural Resources Co.	65,924	11,394,963

			23,008,321

	FOOD & STAPLES RETAILING — 2.79%
	Food & Staples Retailing — 2.79%
	Wal-Mart Stores, Inc.	182,176	17,989,880

			17,989,880

	FOOD, BEVERAGE & TOBACCO — 4.24%
	Beverages — 2.51%
[a]	Monster Beverage Corp.	256,349	16,224,328
	Food Products — 1.73%
[a]	Blue Buffalo Pet Products	339,800	11,142,042

			27,366,370

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	HEALTH CARE EQUIPMENT & SERVICES — 8.11%
	Health Care Equipment & Supplies — 5.62%
[a]	DexCom, Inc.	291,428	16,725,053
[a]	Inogen, Inc.	52,994	6,310,526
[a]	Nevro Corp.	191,732	13,237,177
	Health Care Providers & Services — 2.49%
[a]	DaVita, Inc.	223,098	16,118,830

			52,391,586

	MATERIALS — 4.22%
	Chemicals — 4.22%
	CF Industries Holdings, Inc.	404,001	17,186,203
	Monsanto Co.	86,300	10,078,114

			27,264,317

	MEDIA — 2.18%
	Media — 2.18%
	Comcast Corp.	351,726	14,086,626

			14,086,626

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.99%
	Biotechnology — 5.51%
[a]	Alexion Pharmaceuticals, Inc.	114,625	13,708,004
[a]	Alkermes plc	221,992	12,149,622
	Gilead Sciences, Inc.	136,300	9,764,532
	Pharmaceuticals — 1.48%
	Bayer AG	76,500	9,546,001

			45,168,159

	RETAILING — 11.46%
	Internet & Direct Marketing Retail — 7.46%
[a]	Amazon.com, Inc.	14,976	17,513,983
	Expedia, Inc.	92,681	11,100,403
[a]	Netflix, Inc.	43,274	8,306,877
[a]	priceline.com, Inc.	6,496	11,288,359
	Multiline Retail — 1.96%
	Dollar General Corp.	67,775	6,303,753
[a]	Dollar Tree, Inc.	58,949	6,325,817
	Specialty Retail — 2.04%
	The TJX Companies, Inc.	172,100	13,158,766

			73,997,958

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.64%
	Semiconductors & Semiconductor Equipment — 0.64%
[a]	Cavium, Inc.	49,000	4,107,670

			4,107,670

	SOFTWARE & SERVICES — 31.88%
	Information Technology Services — 11.00%
[a]	FleetCor Technologies, Inc.	125,233	24,098,586
[a]	PayPal Holdings, Inc.	178,704	13,156,188
	Switch, Inc.	336,800	6,126,392
	Visa, Inc.	242,429	27,641,755
	Internet Software & Services — 12.68%
[a]	Alphabet, Inc. Class C	18,729	19,598,026
	Auto Trader Group plc	2,250,674	10,720,708
[a]	Criteo SA ADR	267,005	6,950,140
[a]	Facebook, Inc.	114,662	20,233,256
[a]	Wix.com Ltd.	180,400	10,382,020
[a]	Zillow Group, Inc. Class C	341,854	13,988,666
	Software — 8.20%
[a]	Globant S.A.	236,834	11,003,308
[a]	Proofpoint, Inc.	101,434	9,008,353
[a]	ServiceNow, Inc.	102,694	13,390,271
[a]	Splunk, Inc.	140,874	11,670,002
[a]	Workday, Inc.	77,928	7,928,395

			205,896,066

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.06%
	Communications Equipment — 1.65%
[a]	Palo Alto Networks, Inc.	73,475	10,649,466
	Technology, Hardware, Storage & Peripherals — 2.41%
	Apple, Inc.	92,125	15,590,314

			26,239,780

	TOTAL COMMON STOCK (Cost $431,134,237)		617,681,988

	SHORT TERM INVESTMENTS — 4.50%
[b]	Thornburg Capital Management Fund	2,906,642	29,066,423

	TOTAL SHORT TERM INVESTMENTS (Cost $29,066,423)		29,066,423

	TOTAL INVESTMENTS — 100.14% (Cost $460,200,660)		$646,748,411

	LIABILITIES NET OF OTHER ASSETS — (0.14)%		(892,585)

	NET ASSETS — 100.00%		$645,855,826

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2017 (Unaudited)

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)
Thornburg Capital Management Fund	1,505,934	4,699,994	3,299,286	2,906,642	$29,066,423	$86,246	$—	$—

Total non-controlled affiliated issuers - 4.50% of net assets					$29,066,423	$86,246	$—	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Core Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the

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SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2017 (Unaudited)

closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2017 (Unaudited)

significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$617,681,988	$617,681,988	$-	$-
Short Term Investments	29,066,423	29,066,423	-	-

Total Investments in Securities	$646,748,411	$646,748,411	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P) Global Ratings.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$460,200,660

Gross unrealized appreciation on a tax basis	$201,133,624
Gross unrealized depreciation on a tax basis	(14,585,873)

Net unrealized appreciation (depreciation) on investments (tax basis)	$186,547,751

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.

During the period ended December 31, 2017, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

6

SCHEDULE OF INVESTMENTS

Thornburg International Growth Fund	December 31, 2017 (Unaudited)

	Shares/ Principal Amount	Value

COMMON STOCK — 90.76%
BANKS — 2.35%
Banks — 1.44%
ING Groep N.V.	1,196,126	$21,993,995
Thrifts & Mortgage Finance — 0.91%
Housing Development Finance Corp. Ltd.	516,469	13,840,746

		35,834,741

COMMERCIAL & PROFESSIONAL SERVICES — 3.81%
Commercial Services & Supplies — 1.99%
Edenred	1,045,547	30,333,782
Professional Services — 1.82%
Nielsen Holdings plc	763,800	27,802,320

		58,136,102

CONSUMER DURABLES & APPAREL — 1.92%
Textiles, Apparel & Luxury Goods — 1.92%
adidas AG	146,500	29,381,280

		29,381,280

CONSUMER SERVICES — 12.34%
Hotels, Restaurants & Leisure — 12.34%
Alsea S.A.B. de C.V.	4,038,939	13,216,292
Domino’s Pizza Enterprises Ltd.	237,272	8,645,643
Domino’s Pizza Group plc	8,488,756	39,621,025
Evolution Gaming Group AB	164,221	11,621,252
Galaxy Entertainment Group Ltd.	5,684,834	45,622,160
Merlin Entertainments plc	3,305,114	16,194,058
MGM China Holdings Ltd.	9,752,400	29,521,143
Sands China Ltd.	4,625,400	23,888,196

		188,329,769

DIVERSIFIED FINANCIALS — 4.55%
Capital Markets — 4.55%
Hargreaves Lansdown plc	674,929	16,420,832
Japan Exchange Group, Inc.	1,466,413	25,521,508
St. James’s Place plc	1,664,995	27,560,410

		69,502,750

ENERGY — 2.09%
Oil, Gas & Consumable Fuels — 2.09%
Royal Dutch Shell plc	957,900	31,934,291

		31,934,291

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SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 0.60%
	Food & Staples Retailing — 0.60%
	PriceSmart, Inc.	105,586	9,090,955

			9,090,955

	FOOD, BEVERAGE & TOBACCO — 9.55%
	Beverages — 2.13%
	Fomento Economico Mexicano SAB de CV ADR	345,219	32,416,064
	Food Products — 3.78%
	Danone SA	315,075	26,444,074
	Kerry Group plc	278,790	31,276,310
	Tobacco — 3.64%
	British American Tobacco plc	445,830	30,205,235
	ITC Ltd.	6,153,419	25,379,148

			145,720,831

	HEALTH CARE EQUIPMENT & SERVICES — 4.77%
	Health Care Equipment & Supplies — 2.40%
	Coloplast A/S	175,368	13,948,154
	Essilor International SA	164,500	22,688,280
	Health Care Providers & Services — 2.37%
	Fresenius Medical Care AG & Co.	343,373	36,164,996

			72,801,430

	HOUSEHOLD & PERSONAL PRODUCTS — 2.01%
	Personal Products — 2.01%
	KOSE Corp.	196,300	30,644,926

			30,644,926

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.60%
	Biotechnology — 3.66%
[a]	Alkermes plc	562,811	30,802,646
	Grifols S.A.	851,938	24,967,167
	Pharmaceuticals — 3.94%
	Bayer AG	362,058	45,179,164
	Yunnan Baiyao Group Co., Ltd.	958,969	14,989,781

			115,938,758

	RETAILING — 11.36%
	Internet & Direct Marketing Retail — 9.47%
[a]	ASOS plc	286,697	25,992,703
[a]	Boozt AB	1,866,443	16,666,498
[a]	Ctrip.com International, Ltd. ADR	491,504	21,675,327
[a]	priceline.com, Inc.	10,427	18,119,415
[a]	YOOX S.p.A	887,938	31,024,209
[a]	Zalando SE	587,818	31,114,001

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SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Multiline Retail — 1.89%
	B&M European Value Retail S.A.	5,036,820	28,806,776

			173,398,929

	SOFTWARE & SERVICES — 26.86%
	Information Technology Services — 11.45%
	Cielo S.A.	4,229,163	29,987,011
	MasterCard, Inc.	191,047	28,916,874
	Visa, Inc.	261,512	29,817,598
	Wirecard AG	364,610	40,715,989
	Worldpay Group plc	7,871,677	45,275,072
	Internet Software & Services — 15.41%
[a]	Alibaba Group Holding Ltd. ADR	167,274	28,843,056
	Auto Trader Group plc	7,336,928	34,948,225
[a]	Baidu, Inc. ADR	103,572	24,257,598
	carsales.com Ltd.	2,572,600	29,085,370
[a]	Criteo SA ADR	577,757	15,039,015
[a]	Just Eat plc	3,002,032	31,655,460
[a]	NetEnt AB	2,013,270	13,866,679
	Tencent Holdings Ltd.	548,000	28,477,188
[a]	Yandex NV	886,136	29,020,954

			409,906,089

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.95%
	Electronic Equipment, Instruments & Components — 0.95%
	Ingenico S.A.	135,068	14,425,071

			14,425,071

	TOTAL COMMON STOCK (Cost $1,062,028,553)		1,385,045,922

	SHORT TERM INVESTMENTS — 7.14%
[b]	Thornburg Capital Management Fund	10,892,871	108,928,713

	TOTAL SHORT TERM INVESTMENTS (Cost $108,928,713)		108,928,713

	TOTAL INVESTMENTS — 97.90% (Cost $1,170,957,266)		$1,493,974,635

	OTHER ASSETS LESS LIABILITIES — 2.10%		32,068,805

	NET ASSETS — 100.00%		$1,526,043,440

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SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2017 (Unaudited)

	Outstanding Forward Currency Contracts to Buy or Sell at September 30, 2017
Contract Description	Contract Party	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	BBH	Sell	55,250,100	01/05/2018	74,600,544	$48,418	$—

Total						$48,418	$—

Net unrealized appreciation (depreciation)						$48,418

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)
Thornburg Capital Management Fund	11,340,745	13,245,447	13,693,321	10,892,871	$108,928,713	$361,419	$—	$—

Total non-controlled affiliated issuers - 7.14% of net assets					$108,928,713	$361,419	$—	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

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SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2017 (Unaudited)

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2017 (Unaudited)

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$1,385,045,922	$1,385,045,922	$-	$-
Short Term Investments	108,928,713	108,928,713	-	-

Total Investments in Securities	$1,493,974,635	$1,493,974,635	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$48,418	$-	$48,418	$-
Spot Currency	$503	$503	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,170,957,266

Gross unrealized appreciation on a tax basis	$343,773,051
Gross unrealized depreciation on a tax basis	(20,755,682)

Net unrealized appreciation (depreciation) on investments (tax basis)	$323,017,369

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2017 (Unaudited)

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2017 was $37,324,481. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

The outstanding forward currency contracts located in the Schedule of Investments were entered into pursuant to a written agreement with Brown Brothers Harriman & Co. (“BBH”). In the event of a default or termination under the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with BBH, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2017 is $48,418, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

7

SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 91.00%
	AUTOMOBILES & COMPONENTS — 0.25%
	Automobiles — 0.25%
	Daimler AG	479,200	$40,707,719

			40,707,719

	BANKS — 8.64%
	Banks — 8.64%
	BNP Paribas SA	3,630,400	271,156,823
	DBS Group Holdings Ltd.	9,524,100	176,959,053
	HSBC Holdings plc	3,207,501	32,822,812
	ING Groep N.V.	13,617,500	250,394,375
	Itau Unibanco Holding SA ADR	6,373,000	82,849,000
	JPMorgan Chase & Co.	5,315,245	568,412,300
	Liechtensteinische Landesbank AG	325,294	16,574,321

			1,399,168,684

	CAPITAL GOODS — 3.17%
	Aerospace & Defense — 0.65%
	BAE Systems plc	13,559,800	104,903,551
	Construction & Engineering — 1.54%
	Ferrovial SA	3,178,900	72,183,753
	Vinci S.A.	1,737,795	177,545,593
	Industrial Conglomerates — 0.98%
	Hopewell Holdings Ltd.	30,726,340	113,067,866
	NWS Holdings Ltd.	25,000,000	45,117,978

			512,818,741

	CONSUMER SERVICES — 1.75%
	Hotels, Restaurants & Leisure — 1.75%
	Las Vegas Sands Corp.	4,085,000	283,866,650

			283,866,650

	DIVERSIFIED FINANCIALS — 11.36%
	Capital Markets — 9.02%
[a]	Apollo Investment Corp.	24,800,000	140,368,000
	Ares Capital Corp.	15,285,900	240,294,348
	CME Group, Inc.	4,000,000	584,200,000
	Deutsche Boerse AG	734,000	85,250,732
[a]	Solar Capital Ltd.	4,607,900	93,125,659
	UBS Group AG	17,237,325	317,345,796
	Mortgage Real Estate Investment Trusts — 2.34%
	Chimera Investment Corp.	4,750,000	87,780,000
	Granite Point Mortgage Trust, Inc.	1,417,500	25,146,450
[a]	MFA Financial, Inc.	33,720,151	267,063,596

			1,840,574,581

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 11.71%
	Energy Equipment & Services — 0.19%
	Baker Hughes, a GE Co.	952,300	30,130,772
	Oil, Gas & Consumable Fuels — 11.52%
	China Petroleum & Chemical Corp.	28,206,000	20,686,482
	Eni S.p.A.	17,075,400	282,733,113
	Lukoil PJSC ADR	2,189,800	126,241,970
[b]	Malamute Energy, Inc.	12,439	130,610
	ONEOK, Inc.	4,209,400	224,992,430
	Royal Dutch Shell plc ADR	8,350,000	557,028,500
	Suncor Energy, Inc.	3,900,000	143,186,157
	Total SA	5,800,000	320,432,954
	Valero Energy Corp.	2,075,000	190,713,250

			1,896,276,238

	FOOD & STAPLES RETAILING — 2.48%
	Food & Staples Retailing — 2.48%
	CVS Health Corp.	1,721,000	124,772,500
	Walgreens Boots Alliance, Inc.	3,821,906	277,546,814

			402,319,314

	FOOD, BEVERAGE & TOBACCO — 3.78%
	Food Products — 1.22%
	Nestle SA	2,301,900	197,957,022
	Tobacco — 2.56%
	British American Tobacco plc	1,632,300	110,589,252
	KT&G Corp.	2,808,000	302,950,819

			611,497,093

	INSURANCE — 4.02%
	Insurance — 4.02%
	Assicurazioni Generali S.p.A.	2,328,500	42,466,506
	AXA S.A.	828,400	24,585,481
	Gjensidige Forsikring ASA	2,470,546	46,608,966
	Legal and General Group plc	33,379,500	123,169,092
	NN Group NV	9,557,200	414,195,254

			651,025,299

	MATERIALS — 2.86%
	Chemicals — 1.42%
	LyondellBasell Industries NV	2,077,000	229,134,640
	Metals & Mining — 1.44%
	Korea Zinc Co., Ltd.	44,000	20,262,482
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	7,240,000	135,677,600
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	4,119,000	77,890,290

			462,965,012

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

	Shares/ Principal Amount	Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.11%
Pharmaceuticals — 6.11%
Merck & Co., Inc.	4,687,687	263,776,147
Novartis AG	3,578,400	302,591,369
Pfizer, Inc.	2,786,517	100,927,646
Roche Holding AG	1,274,700	322,452,204

		989,747,366

REAL ESTATE — 3.26%
Equity Real Estate Investment Trusts — 3.26%
Colony Northstar, Inc.	7,462,000	85,141,420
Crown Castle International Corp.	2,020,000	224,240,200
Lamar Advertising Co.	1,658,220	123,106,253
Washington REIT	3,065,600	95,401,472

		527,889,345

RETAILING — 2.34%
Specialty Retail — 2.34%
The Home Depot, Inc.	2,000,000	379,060,000

		379,060,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.02%
Semiconductors & Semiconductor Equipment — 5.02%
Advanced Semiconductor Engineering, Inc.	62,862,954	80,589,468
Qualcomm, Inc.	4,900,000	313,698,000
Taiwan Semiconductor Manufacturing Co., Ltd.	54,341,000	419,082,262

		813,369,730

TECHNOLOGY HARDWARE & EQUIPMENT — 1.06%
Technology, Hardware, Storage & Peripherals — 1.06%
Samsung Electronics Co. Ltd.	72,100	171,604,129

		171,604,129

TELECOMMUNICATION SERVICES — 16.58%
Diversified Telecommunication Services — 10.59%
AT&T, Inc.	7,947,800	309,010,464
BT Group plc	87,624,384	321,437,764
CenturyLink, Inc.	4,727,200	78,849,696
Jasmine Broadband Internet Infrastructure Fund	183,724,000	68,776,704
Koninklijke KPN N.V.	61,168,500	213,426,791
Orange SA	27,761,700	482,160,170
Singapore Telecommunications Ltd.	45,641,215	122,169,464
Telenor ASA	3,450,600	73,924,018
Telstra Corp., Ltd.	16,136,000	45,702,132

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Wireless Telecommunication Services — 5.99%
	China Mobile Ltd.	63,038,574	639,434,648
	MTN Group Ltd.	10,663,810	117,735,013
	Vodafone Group plc	67,090,424	212,868,147

			2,685,495,011

	TRANSPORTATION — 2.81%
	Transportation Infrastructure — 2.81%
	Atlantia S.p.A.	12,099,202	382,093,205
	Sydney Airport	13,247,554	72,871,677

			454,964,882

	UTILITIES — 3.80%
	Electric Utilities — 3.80%
	Electricite de France SA	28,037,083	350,531,659
	Enel S.p.A.	32,639,400	200,902,913
	Terna Rete Elettrica Nazionale S.p.A.	10,874,721	63,204,640

			614,639,212

	TOTAL COMMON STOCK (Cost $12,146,599,675)		14,737,989,006

	PREFERRED STOCK — 0.37%
	BANKS — 0.06%
	Banks — 0.06%
[c]	First Tennessee Bank Pfd, 3.75%	12,000	9,600,000

			9,600,000

	DIVERSIFIED FINANCIALS — 0.02%
	Capital Markets — 0.02%
	Morgan Stanley Pfd, 4.00%	120,000	2,716,800

			2,716,800

	ENERGY — 0.13%
	Oil, Gas & Consumable Fuels — 0.13%
	Crestwood Equity Partners LP	2,166,596	20,560,996

			20,560,996

	MISCELLANEOUS — 0.06%
	U.S. Government Agencies — 0.06%
	Farm Credit Bank of Texas Pfd, 10.00%	9,000	10,755,000

			10,755,000

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	TELECOMMUNICATION SERVICES — 0.10%
	Wireless Telecommunication Services — 0.10%
[c]	Centaur Funding Corp. Pfd, 9.08%	15,000	17,144,397

			17,144,397

	TOTAL PREFERRED STOCK (Cost $60,828,706)		60,777,193

	ASSET BACKED SECURITIES — 0.34%
	COMMERCIAL MTG TRUST — 0.02%
	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 3.469%, 3/25/2034	$539,863	443,780
[c]	Credit Suisse Mortgage Trust, Series 2016-BDWN Class E, 12.977%, 2/15/2029	2,000,000	2,014,901

			2,458,681

	OTHER ASSET BACKED — 0.26%
[c,d]	CFG Investments Ltd., Series 2017-1, Class A, 7.87%, 11/15/2026	30,000,000	30,913,572
[c]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	7,000,000	7,231,274
[c]	JPR Royalty, LLC, 10.50%, 9/1/2020	5,000,000	2,500,000
[c,e]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 2.261%, 12/1/2037	1,750,000	1,653,750

			42,298,596

	RESIDENTIAL MTG TRUST — 0.06%
	Bear Stearns ARM Mortgage, Series 2003-6 Class 2B-1, 3.374%, 8/25/2033	105,865	105,227
	FBR Securitization Trust, Series 2005-2 Class M1, 2.048%, 9/25/2035	4,846,020	4,854,801
	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 3.27%, 8/25/2034	4,004,870	3,649,713
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 1.872%, 11/25/2035	1,013,263	1,014,408

			9,624,149

	TOTAL ASSET BACKED SECURITIES (Cost $55,404,351)		54,381,426

	CORPORATE BONDS — 6.64%
	AUTOMOBILES & COMPONENTS — 0.03%
	Auto Components — 0.03%
[c,d]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	4,300,000	4,482,750

			4,482,750

	BANKS — 0.07%
	Banks — 0.07%
[c,d]	Groupe BPCE, 12.50%, 8/29/2049	10,211,000	11,831,996

			11,831,996

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	CAPITAL GOODS — 0.14%
	Construction & Engineering — 0.09%
[c]	Zachry Holdings, Inc., 7.50%, 2/1/2020	15,420,000	15,651,300
	Machinery — 0.05%
	Mueller Industries, Inc., 6.00%, 3/1/2027	7,679,000	7,851,778

			23,503,078

	CONSUMER SERVICES — 0.16%
	Diversified Consumer Services — 0.16%
[c]	Laureate Education, Inc., 8.25%, 5/1/2025	25,000,000	26,500,000

			26,500,000

	DIVERSIFIED FINANCIALS — 0.21%
	Consumer Finance — 0.05%
[c]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,818,750
	Diversified Financial Services — 0.16%
	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	1,553,601
	JPMorgan Chase & Co., 7.90%, 12/29/2049	15,000,000	15,187,500
	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	5,000,000	5,341,621
[c]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	5,385,000	4,927,275

			34,828,747

	ENERGY — 2.46%
	Energy Equipment & Services — 0.06%
	Enviva Partners, LP, 8.50%, 11/1/2021	7,500,000	7,987,500
[c,d,f]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	11,640,133	1,280,415
	Oil, Gas & Consumable Fuels — 2.40%
[c]	Citgo Petroleum Corp., 6.25%, 8/15/2022	27,000,000	27,202,500
[c]	DCP Midstream, LLC, 9.75%, 3/15/2019	5,000,000	5,406,250
	Enbridge Energy Partners LP, 9.875%, 3/1/2019	9,750,000	10,551,502
	Energy Transfer Partners LP, 4.394%, 11/1/2066	13,820,000	12,127,050
	Enterprise Products Operating LP, 7.034%, 1/15/2068	14,480,000	14,480,000
[c,d]	Gaz Capital SA, 8.146%, 4/11/2018	2,000,000	2,029,024
	HollyFrontier Corp., 5.875%, 4/1/2026	25,000,000	27,815,936
	Kinder Morgan Energy Partners LP, 5.00%, 3/1/2043	10,000,000	10,150,594
	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	8,000,000	8,540,824
	Kinder Morgan Energy Partners LP, 5.80%, 3/15/2035	10,000,000	11,070,873
	Kinder Morgan, Inc., 5.30%, 12/1/2034	23,630,000	25,207,634
	Kinder Morgan, Inc., 5.55%, 6/1/2045	5,000,000	5,471,970
[c,f]	Linc Energy, 9.625%, 10/31/2017	16,148,704	670,171
	NuStar Logistics LP, 8.40%, 4/15/2018	18,000,000	18,292,500
[c,d,f]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	19,146,870	7,706,615
	ONEOK Partners LP, 8.625%, 3/1/2019	8,000,000	8,538,937
[c,d]	Petro Co., Trinidad Tobago Ltd., 9.75%, 8/14/2019	4,000,000	4,260,000
[b,f]	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	225,000
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	7,497,000	7,497,000

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Summit Midstream Partners, LP, 9.50%, 12/31/2099	17,000,000	17,212,500
	Teppco Partners LP, 4.258%, 6/1/2067	7,000,000	6,867,000
	The Williams Companies, Inc., 5.75%, 6/24/2044	14,198,000	15,156,365
	The Williams Companies, Inc., 3.70%, 1/15/2023	29,129,000	28,983,355
	The Williams Companies, Inc., 4.55%, 6/24/2024	69,318,000	71,917,425
	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	32,700,000	41,796,125

			398,445,065

	FOOD & STAPLES RETAILING — 0.05%
	Food & Staples Retailing — 0.05%
[c]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	7,860,000	7,408,050

			7,408,050

	FOOD, BEVERAGE & TOBACCO — 0.14%
	Food Products — 0.04%
[c,d]	BRF S.A., 4.75%, 5/22/2024	6,000,000	6,045,000
	Tobacco — 0.10%
[c]	Vector Group Ltd., 6.125%, 2/1/2025	16,000,000	16,560,000

			22,605,000

	HOUSEHOLD & PERSONAL PRODUCTS — 0.05%
	Household Products — 0.05%
[c]	Energizer Holdings, Inc., 5.50%, 6/15/2025	7,500,000	7,811,625

			7,811,625

	INSURANCE — 0.56%
	Insurance — 0.56%
[c,d]	Dai Ichi Mutual Life Insurance Co., Ltd., 7.25%, 12/29/2049	9,000,000	10,147,500
	Hartford Financial Services Group, 8.125%, 6/15/2068	9,650,000	9,891,250
	MetLife, Inc., 6.817%, 8/15/2018	4,000,000	4,117,245
[c]	MetLife, Inc., 9.25%, 4/8/2038	12,000,000	17,700,000
[c]	National Life Insurance of Vermont, 10.50%, 9/15/2039	2,000,000	3,312,197
[c,d]	QBE Insurance Group Ltd., 7.50%, 11/24/2043	40,000,000	46,400,000

			91,568,192

	MATERIALS — 0.42%
	Chemicals — 0.20%
[c,d]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	4,330,000	4,405,775
[c,d]	Consolidated Energy Finance S.A., 6.875%, 6/15/2025	13,000,000	13,780,000
[c,d]	Kissner Group Holdings, 8.375%, 12/1/2022	14,520,000	14,665,200
	Construction Materials — 0.13%
[c,d]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	8,000,000	7,760,000
	CRH America, Inc., 8.125%, 7/15/2018	12,000,000	12,379,843
	Metals & Mining — 0.09%
[c]	International Wire Group, Inc., 10.75%, 8/1/2021	15,780,000	14,517,600

			67,508,418

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	MEDIA — 0.19%
	Media — 0.19%
[c,d]	SFR Group SA, 7.375%, 5/1/2026	14,840,000	15,229,550
	Time Warner Cable, Inc., 8.75%, 2/14/2019	14,000,000	14,927,184

			30,156,734

	SOFTWARE & SERVICES — 0.11%
	Information Technology Services — 0.06%
[c]	Alliance Data Systems Corp., 5.375%, 8/1/2022	10,000,000	10,075,000
	Internet Software & Services — 0.05%
[c,e]	Yahoo!, Inc., 6.65%, 8/10/2026	6,390,434	7,131,724

			17,206,724

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.04%
	Electronic Equipment, Instruments & Components — 0.04%
[c]	Harland Clarke Holdings, 8.375%, 8/15/2022	6,500,000	6,749,925

			6,749,925

	TELECOMMUNICATION SERVICES — 1.59%
	Diversified Telecommunication Services — 1.03%
[d]	Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	26,150,000	38,691,302
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,691,925
[d]	Telefonica Emisiones SAU, 7.045%, 6/20/2036	85,390,000	114,560,830
[c,d,f]	Telemar Norte Leste SA, 0%, 10/23/2020	9,065,000	3,988,600
	Wireless Telecommunication Services — 0.56%
[c,d]	Digicel Ltd., 6.00%, 4/15/2021	51,737,000	50,922,660
[c,d]	Millicom International Cellular S.A., 6.00%, 3/15/2025	28,423,000	30,199,437
[c,d]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	8,735,000	9,920,776

			257,975,530

	TRANSPORTATION — 0.10%
	Airlines — 0.10%
	American Airlines Group, Inc., 4.95%, 7/15/2024	3,884,480	4,133,965
[c,d]	Guanay Finance Ltd., 6.00%, 12/15/2020	9,793,377	10,058,287
	US Airways, 6.25%, 10/22/2024	1,741,098	1,924,088

			16,116,340

	UTILITIES — 0.32%
	Electric Utilities — 0.09%
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	6,966,868
	Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018	8,000,000	8,105,631
	Multi-Utilities — 0.23%
	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	5,324,502
[c]	Enable Oklahoma Intrastate Transmission, LLC, 6.25%, 3/15/2020	2,500,000	2,626,498

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

	Shares/ Principal Amount	Value
NiSource Finance Corp., 6.40%, 3/15/2018	20,000,000	20,170,302
Sempra Energy, 9.80%, 2/15/2019	7,750,000	8,393,556

		51,587,357

TOTAL CORPORATE BONDS (Cost $963,294,349)		1,076,285,531

CONVERTIBLE BONDS — 0.04%
DIVERSIFIED FINANCIALS — 0.04%
Consumer Finance — 0.04%
EZCORP, Inc., 2.125%, 6/15/2019	6,733,000	6,926,574

		6,926,574

TOTAL CONVERTIBLE BONDS (Cost $6,530,164)		6,926,574

MUNICIPAL BONDS — 0.02%
San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,555,000	2,847,650

TOTAL MUNICIPAL BONDS (COST $2,509,911)		2,847,650

OTHER GOVERNMENT — 0.04%
Federative Republic of Brazil (BRL), 12.50%, 1/5/2022	20,000,000	6,794,127

TOTAL OTHER GOVERNMENT (Cost $12,683,796)		6,794,127

LOAN PARTICIPATIONS — 0.49%
COMMERCIAL & PROFESSIONAL SERVICES — 0.07%
Professional Services — 0.07%
RGIS Services, LLC, 9.19%, 3/31/2023	11,921,194	11,183,629
ENERGY — 0.00%
Oil, Gas & Consumable Fuels — 0.00%
Malamute Energy, Inc., 1.49%, 11/22/2022	213,447	213,447
FOOD, BEVERAGE & TOBACCO — 0.04%
Tobacco — 0.04%
North Atlantic Holding Co., Inc., 7.61%, 5/9/2022	6,947,500	7,051,713
MEDIA — 0.10%
Media — 0.10%
ABG Intermediate Holdings, 9.44%, 9/29/2025	15,000,000	15,150,000
RETAILING — 0.03%
Specialty Retail — 0.03%
Office Depot, Inc., 8.45%, 11/8/2022	4,500,000	4,511,250
SOFTWARE & SERVICES — 0.06%
Internet Software & Services — 0.06%
CareerBuilder, LLC, 8.44%, 7/26/2023	9,875,000	9,566,406

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.09%
	Electronic Equipment, Instruments & Components — 0.09%
	Harland Clarke Holdings Corp., 6.44%, 11/3/2023	14,524,935	14,573,303
	TRANSPORTATION — 0.10%
	Airlines — 0.10%
[c,d,e]	OS Two, LLC, 10.00%, 12/15/2020	4,254,414	3,403,532
[c,e]	WU Finance I, LLC, 7.98%, 8/17/2025	13,486,087	13,216,365

	TOTAL LOAN PARTICIPATIONS (COST $78,009,079)		78,869,645

	SHORT TERM INVESTMENTS — 1.23%
[a]	Thornburg Capital Management Fund	19,870,022	198,700,218

	TOTAL SHORT TERM INVESTMENTS (Cost $198,700,218)		198,700,218

	TOTAL INVESTMENTS — 100.17% (Cost $13,524,560,249)		$16,223,571,370

	LIABILITIES NET OF OTHER ASSETS — (0.17)%		(27,937,159)

	NET ASSETS — 100.00%		$16,195,634,211

	Outstanding Forward Currency Contracts to Buy or Sell at September 30, 2017
Contract Description	Contract Party(a)	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	575,252,000	01/10/2018	776,843,778	$—	$(24,555,673)
Chinese Yuan Renminbi	SSB	Sell	2,707,751,400	01/24/2018	415,289,005	—	(8,742,617)
Swiss Franc	SSB	Sell	199,822,900	01/29/2018	205,419,345	—	(2,954,275)
South Korean Won	SSB	Sell	179,995,400,000	02/09/2018	168,232,354	—	(6,775,437)
South Korean Won	SSB	Sell	40,844,600,000	02/09/2018	38,175,327	—	(716,963)
South Korean Won	SSB	Sell	26,279,200,000	02/09/2018	24,561,804	—	(307,588)
South Korean Won	SSB	Sell	10,675,310,000	02/09/2018	9,977,658	—	(145,006)
Euro	SSB	Sell	2,148,932,300	02/15/2018	2,584,781,837	—	(64,724,631)
Thai Baht	BBH	Sell	1,569,003,000	02/16/2018	48,200,015	—	(704,843)

Total						$—	$(109,627,033)

Net unrealized appreciation (depreciation)							$(109,627,033)

(a) Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

Issuer	Shares/ Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/ Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)		Unrealized Gain (Loss)
Apollo Investment Corp.	24,800,000	—	—	24,800,000	$140,368,000	$3,720,000		$—	$(11,160,000)
MFA Financial, Inc.	33,720,151	—	—	33,720,151	267,063,596	6,744,030		—	(28,324,927)
Solar Capital Ltd.	4,607,900	—	—	4,607,900	93,125,659	1,843,160		—	(6,589,297)
Thornburg Capital Management Fund	27,411,732	58,482,212	66,023,922	19,870,022	198,700,218	974,418		—	—

Total non-controlled affiliated issuers - 4.91% of net assets					$794,658,945	$13,281,608	$		$(46,074,224)

b	Non-income producing.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2017, the aggregate value of these securities in the Fund’s portfolio was $524,860,241, representing 3.24% of the Fund’s net assets.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

f	Bond in default.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage

BRL	Denominated in Brazilian Real

CHL	Denominated in Chilean Peso

MFA	Mortgage Finance Authority

MTN	Medium-Term Note

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$14,737,989,006	$14,669,081,692	$68,776,704	$130,610
Preferred Stock(a)	60,777,193	2,716,800	37,499,397	20,560,996
Asset Backed Securities	54,381,426	-	52,727,676	1,653,750
Corporate Bonds	1,076,285,531	-	1,068,483,636	7,801,895
Convertible Bonds	6,926,574	-	6,926,574	-
Municipal Bonds	2,847,650	-	2,847,650	-
Other Government	6,794,127	-	6,794,127	-
Loan Participations	78,869,645	-	62,036,301	16,833,344
Short Term Investments	198,700,218	198,700,218	-	-

Total Investments in Securities	$16,223,571,370	$14,870,498,710	$1,306,092,065	$46,980,595

Other Financial Instruments**
Spot Currency	$3,891	$3,891	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(109,627,033)	$-	$(109,627,033)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

(a) At December 31, 2017, industry classifications for Common Stock and Preferred Stock in Levels 2 and 3 consist of $9,600,000 in Banks, $20,691,606 in Energy, $10,755,000 in Miscellaneous, and $85,921,101 in Telecommunications Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $20,560,996 of portfolio securities characterized as Level 3 investments at December 31, 2017. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2017.

	Fair Value at December 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$130,610	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$10.50/(N/A)
Asset-Backed Securities	1,653,750	Discounted cash flows	Third party vendor projection of discounted cash flows	4.8 - 5.9%/(N/A)
Corporate Bonds	670,171	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$4.15/(N/A)
	7,131,724	Discounted cash flows	Third party vendor projection of discounted cash flows	3.7% - 4.5%/(N/A)
Loan Participations	213,447	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$100.00/(N/A)
	16,619,897	Discounted cash flows	Third party vendor projection of discounted cash flows	9.0% - 30.0%/(8.39%)

Total	$26,419,599

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period. A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2017 is as follows:

	Preferred Stock	Asset Backed Securities	Common Stock	Corporate Bonds	Loan Participations	Total(a)
Beginning Balance 9/30/2017	$13,782,716	$1,774,019	$130,610	$7,999,393	$17,155,748	$40,842,486
Accrued Discounts (Premiums)	–	2,869	–	14,349	3,692	20,910
Net Realized Gain (Loss)	–	16,277	–	12,845	2,343	31,465
Gross Purchases	7,139,740	–	–	–	806	7,140,546
Gross Sales	–	(131,250)	–	(107,103)	(401,177)	(639,530)
Net Change in Unrealized Appreciation (Depreciation)	(361,460)	(8,165)	–	(117,589)	71,932	(415,282)
Transfers into Level 3	–	–	–	–	–	–
Transfers out of Level 3	–	–	–	–	–	–

Ending Balance 12/31/2017	$20,560,996	$1,653,750	$130,610	$7,801,895	$16,833,344	$46,980,595
(a) Level 3 investments represent 0.29% of total net assets at the period ended December 31, 2017. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$13,524,560,249

Gross unrealized appreciation on a tax basis	$3,283,923,480
Gross unrealized depreciation on a tax basis	(584,912,359)

Net unrealized appreciation (depreciation) on investments (tax basis)	$2,699,011,121

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2017 (Unaudited)

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2017 was $4,387,859,213. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

The outstanding forward currency contracts located in the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB and the agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s liabilities which is attributable to its outstanding forward currency contracts at December 31, 2017 is $108,922,190 attributable to the Fund’s contracts with SSB, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $704,843 attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

15

SCHEDULE OF INVESTMENTS

Thornburg Global Opportunities Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.46%
	AUTOMOBILES & COMPONENTS — 0.17%
	Auto Components — 0.17%
[a]	Delphi Technologies plc	85,406	$4,481,253

			4,481,253

	BANKS — 6.09%
	Banks — 6.09%
	Citigroup, Inc.	1,311,808	97,611,633
	ING Groep N.V.	3,257,752	59,902,536

			157,514,169

	CONSUMER DURABLES & APPAREL — 2.39%
	Household Durables — 2.39%
	Barratt Developments plc	7,072,668	61,830,866

			61,830,866

	CONSUMER SERVICES — 7.56%
	Hotels, Restaurants & Leisure — 7.56%
	Galaxy Entertainment Group Ltd.	11,734,001	94,168,180
	Wynn Resorts, Ltd.	601,215	101,358,837

			195,527,017

	DIVERSIFIED FINANCIALS — 4.27%
	Capital Markets — 0.62%
[a]	UBS Group AG	875,012	16,109,308
	Consumer Finance — 3.65%
	Capital One Financial Corp.	947,508	94,352,847

			110,462,155

	ENERGY — 7.89%
	Energy Equipment & Services — 3.41%
	Helmerich & Payne, Inc.	1,364,630	88,209,683
	Oil, Gas & Consumable Fuels — 4.48%
	Reliance Industries Ltd.	6,454,964	93,050,995
[a]	Seven Generations Energy Ltd.	1,625,388	22,990,771

			204,251,449

	FOOD, BEVERAGE & TOBACCO — 4.61%
	Food Products — 4.61%
[a]	BRF SA	3,984,322	43,961,950
	The Kraft Heinz Co.	968,267	75,292,442

			119,254,392

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	INSURANCE — 3.39%
	Insurance — 3.39%
	NN Group NV	2,023,563	87,698,300

			87,698,300

	MATERIALS — 7.55%
	Chemicals — 5.15%
	CF Industries Holdings, Inc.	2,217,331	94,325,261
[a]	OCI N.V.	1,548,435	39,071,398
	Metals & Mining — 2.40%
	Mineral Resources Ltd.	3,764,448	62,092,655

			195,489,314

	MEDIA — 3.61%
	Media — 3.61%
[a]	Altice N.V.	6,231,706	65,394,787
[a]	Altice USA, Inc.	1,322,451	28,075,635

			93,470,422

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.48%
	Pharmaceuticals — 2.48%
	Bayer AG	514,223	64,166,971

			64,166,971

	REAL ESTATE — 5.29%
	Equity Real Estate Investment Trusts — 1.82%
	Colony Northstar, Inc.	4,127,682	47,096,851
	Real Estate Management & Development — 3.47%
	New World Development Co. Ltd.	59,697,606	89,704,768

			136,801,619

	SOFTWARE & SERVICES — 11.94%
	Internet Software & Services — 11.94%
[a]	Alphabet, Inc. Class A	130,918	137,909,021
[a]	Baidu, Inc. ADR	339,043	79,407,261
[a]	Facebook, Inc.	520,079	91,773,141

			309,089,423

	TECHNOLOGY HARDWARE & EQUIPMENT — 5.89%
	Communications Equipment — 2.42%
[a]	EchoStar Corp.	1,042,709	62,458,269
	Technology, Hardware, Storage & Peripherals — 3.47%
	Samsung Electronics Co. Ltd.	37,744	89,833,928

			152,292,197

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	TELECOMMUNICATION SERVICES — 6.81%
	Diversified Telecommunication Services — 2.61%
[a]	Zayo Group Holdings, Inc.	1,835,994	67,564,579
	Wireless Telecommunication Services — 4.20%
[a]	T-Mobile US, Inc.	1,711,259	108,682,059

			176,246,638

	TRANSPORTATION — 13.52%
	Airlines — 7.97%
	easyJet plc	5,161,172	102,016,799
[a]	Ryanair Holdings plc ADR	1,000,727	104,265,746
	Transportation Infrastructure — 5.55%
	Aena S.A.	707,453	143,453,450

			349,735,995

	TOTAL COMMON STOCK (Cost $1,845,336,814)		2,418,312,180

	SHORT TERM INVESTMENTS — 8.01%
[b]	Thornburg Capital Management Fund	20,743,010	207,430,098

	TOTAL SHORT TERM INVESTMENTS (Cost $207,430,098)		207,430,098

	TOTAL INVESTMENTS — 101.47% (Cost $2,052,766,912)		$2,625,742,278

	LIABILITIES NET OF OTHER ASSETS — (1.47)%		(38,136,261)

	NET ASSETS — 100.00%		$2,587,606,017

	Outstanding Forward Currency Contracts to Buy or Sell at September 30, 2017
Contract Description	Contract Party	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	105,430,400	01/10/2018	142,377,515	$—	$(4,500,488)
Australian Dollar	SSB	Sell	35,302,800	01/29/2018	27,545,441	—	(94,337)
Australian Dollar	SSB	Sell	10,119,000	01/29/2018	7,895,473	—	(103,985)
Swiss Franc	SSB	Sell	7,971,400	01/29/2018	8,194,655	—	(117,853)
Euro	SSB	Sell	218,150,300	02/15/2018	262,395,857	—	(6,570,564)
Euro	SSB	Sell	10,174,700	02/15/2018	12,238,347	—	(118,112)

Total						$—	$(11,505,339)

Net unrealized appreciation (depreciation)							$(11,505,339)

Footnote Legend

a	Non-income producing.

b

Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2017 (Unaudited)

the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)
Thornburg Capital Management Fund	19,358,369	17,181,537	15,796,896	20,743,010	$207,430,098	$625,400	$—	$—

Total non-controlled affiliated issuers - 8.02% of net assets					$207,430,098	$625,400	$—	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2017 (Unaudited)

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2017 (Unaudited)

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$2,418,312,180	$2,418,312,180	$-	$-
Short Term Investments	207,430,098	207,430,098	-	-

Total Investments in Securities	$2,625,742,278	$2,625,742,278	$-	$-

Other Financial Instruments**
Spot Currency	$7,156	$7,156	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(11,505,339)	$-	$(11,505,339)	$-
Spot Currency	$(1,587)	$(1,587)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$2,052,766,912

Gross unrealized appreciation on a tax basis	$675,571,976
Gross unrealized depreciation on a tax basis	(102,596,610)

Net unrealized appreciation (depreciation) on investments (tax basis)	$572,975,366

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2017, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2017 (Unaudited)

rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2017 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2017 was $448,887,239. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

The outstanding forward currency contracts in the table located in the Schedule of Investments were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2017 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2017 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $11,505,339. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

7

SCHEDULE OF INVESTMENTS

Thornburg Developing World Fund	December 31, 2017 (Unaudited)

	Shares/ Principal Amount	Value

COMMON STOCK — 95.35%
BANKS — 22.06%
Banks — 22.06%
BBVA Banco Frances SA ADR	901,983	$22,729,972
Citigroup, Inc.	242,440	18,039,960
Grupo Financiero Banorte, S.A.B. de C.V.	3,481,823	19,112,176
HDFC Bank Ltd.	609,301	18,070,687
HDFC Bank Ltd. ADR	141,574	14,393,829
ICICI Bank Ltd. ADR	3,793,273	36,908,546
Industrial and Commercial Bank of China Ltd.	37,775,424	30,412,387
Itau Unibanco Holding SA ADR	2,184,755	28,401,815
PT Bank Central Asia	12,404,125	20,022,137
Sberbank ADR	1,991,412	33,913,746

		242,005,255

CONSUMER SERVICES — 7.82%
Diversified Consumer Services — 3.18%
Kroton Educacional S.A.	4,167,910	23,119,455
TAL Education Group ADR	396,323	11,774,756
Hotels, Restaurants & Leisure — 4.64%
MGM China Holdings Ltd.	10,915,882	33,043,078
Yum China Holdings, Inc.	446,227	17,858,004

		85,795,293

DIVERSIFIED FINANCIALS — 1.41%
Diversified Financial Services — 1.41%
GT Capital Holdings, Inc.	597,027	15,451,901

		15,451,901

ENERGY — 5.38%
Energy Equipment & Services — 1.95%
Halliburton Co.	438,678	21,438,194
Oil, Gas & Consumable Fuels — 3.43%
Lukoil PJSC ADR	217,841	12,558,533
Reliance Industries Ltd.	1,736,772	25,036,292

		59,033,019

FOOD, BEVERAGE & TOBACCO — 4.71%
Tobacco — 4.71%
British American Tobacco plc ADR	471,010	31,552,960
KT&G Corp.	186,505	20,121,739

		51,674,699

HOUSEHOLD & PERSONAL PRODUCTS — 1.44%
Personal Products — 1.44%
Unilever N.V.	280,176	15,779,512

		15,779,512

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	INSURANCE — 4.91%
	Insurance — 4.91%
	AIA Group Ltd.	2,994,893	25,548,887
	Sanlam Ltd.	4,036,084	28,380,627

			53,929,514

	MATERIALS — 3.35%
	Metals & Mining — 3.35%
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	810,435	15,187,552
	Rio Tinto plc ADR	406,780	21,530,865

			36,718,417

	MEDIA — 1.78%
	Media — 1.78%
[a]	IMAX China Holding, Inc.	3,519,438	10,540,948
	Naspers Ltd.	32,409	9,039,682

			19,580,630

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.25%
	Pharmaceuticals — 2.25%
[a,b]	China Animal Healthcare Ltd.	35,787,582	2,198,690
	Novartis AG ADR	268,486	22,542,085

			24,740,775

	REAL ESTATE — 3.40%
	Equity Real Estate Investment Trusts — 1.98%
	Fibra Uno Administracion S.A. de C.V.	14,673,763	21,709,333
	Real Estate Management & Development — 1.42%
	Emaar Properties PJSC	8,226,980	15,545,638

			37,254,971

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.09%
	Semiconductors & Semiconductor Equipment — 5.09%
	ams AG	102,294	9,285,140
	Applied Materials, Inc.	256,571	13,115,909
	Qualcomm, Inc.	222,141	14,221,467
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,493,360	19,228,997

			55,851,513

	SOFTWARE & SERVICES — 18.69%
	Information Technology Services — 2.85%
	Cielo S.A.	4,404,087	31,227,315

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Internet Software & Services — 15.84%
[a]	Alibaba Group Holding Ltd. ADR	346,514	59,749,409
[a]	Baidu, Inc. ADR	131,414	30,778,473
[a]	Facebook, Inc.	90,185	15,914,045
	Tencent Holdings Ltd.	985,127	51,192,786
[a]	Yandex NV	495,364	16,223,171

			205,085,199

	TECHNOLOGY HARDWARE & EQUIPMENT — 6.60%
	Electronic Equipment, Instruments & Components — 1.99%
	Hangzhou Hikvision Digital Technology Co., Ltd.	2,786,469	16,688,006
	Sunny Optical Technology (Group) Co. Ltd.	397,842	5,087,057
	Technology, Hardware, Storage & Peripherals — 4.61%
	Samsung Electronics Co. Ltd.	21,262	50,605,367

			72,380,430

	TELECOMMUNICATION SERVICES — 5.27%
	Diversified Telecommunication Services — 2.97%
	Bharti Infratel Ltd.	2,777,808	16,500,817
[a]	China Unicom (Hong Kong) Ltd.	11,874,789	16,050,196
	Wireless Telecommunication Services — 2.30%
	China Mobile Ltd.	2,493,966	25,297,658

			57,848,671

	TRANSPORTATION — 1.19%
	Transportation Infrastructure — 1.19%
	Shanghai International Air Co., Ltd.	1,890,357	13,065,874

			13,065,874

	TOTAL COMMON STOCK (Cost $810,798,367)		1,046,195,673

	SHORT TERM INVESTMENTS — 4.66%
[c]	Thornburg Capital Management Fund	5,111,073	51,110,726

	TOTAL SHORT TERM INVESTMENTS (Cost $51,110,726)		51,110,726

	TOTAL INVESTMENTS — 100.01% (Cost $861,909,093)		$1,097,306,399

	LIABILITIES NET OF OTHER ASSETS — (0.01)%		(134,539)

	NET ASSETS — 100.00%		$1,097,171,860

Footnote Legend

a	Non-income producing.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2017 (Unaudited)

c	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)
Thornburg Capital Management Fund	4,915,846	9,386,504	9,191,277	5,111,073	$51,110,726	$169,990	$—	$—

Total non-controlled affiliated issuers - 4.66% of net assets					$51,110,726	$169,990	$—	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2017 (Unaudited)

closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2017 (Unaudited)

significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$1,046,195,673	$1,043,996,983	$-	$2,198,690
Short Term Investments	51,110,726	51,110,726	-	-

Total Investments in Securities	$1,097,306,399	$1,095,107,709	$-	$2,198,690

Other Financial Instruments**
Spot Currency	$17,508	$17,508	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At December 31, 2017, industry classifications for Common Stock in Level 3 consist of $2,198,690 in Pharmaceuticals, Biotechnology & Life Sciences.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, a fair value determination was applied to a portfolio security characterized as a Level 3 investment at December 31, 2017. The valuation technique and unobservable input applied to value this portfolio security was a discount to valuation determined by the Valuation and Pricing Committee due to a halt in trading of the security and lack of information and liquidity.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2017 is as follows:

	Common Stock	Total(a)
Beginning Balance 9/30/2017	$–	$–
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	–	–
Gross Purchases	–	–
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	2,198,690	2,198,690
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 12/31/2017	$2,198,690	$2,198,690

(a) Level 3 investments represent 0.20% of total net assets at the period ended December 31, 2017. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2017 (Unaudited)

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$861,909,093

Gross unrealized appreciation on a tax basis	$278,320,358
Gross unrealized depreciation on a tax basis	(42,923,052)

Net unrealized appreciation (depreciation) on investments (tax basis)	$235,397,306

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.

During the period ended December 31, 2017, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

7

SCHEDULE OF INVESTMENTS

Thornburg Better World International Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 90.21%
	AUTOMOBILES & COMPONENTS — 1.46%
	Automobiles — 1.46%
	Subaru Corp.	35,037	$1,114,156

			1,114,156

	BANKS — 10.33%
	Banks — 10.33%
	BBVA Banco Frances SA ADR	38,551	971,485
	ICICI Bank Ltd.	303,332	1,493,433
	ING Groep N.V.	115,369	2,121,369
	Resona Holdings, Inc.	346,163	2,067,915
	United Overseas Bank Ltd.	62,405	1,234,149

			7,888,351

	CAPITAL GOODS — 4.57%
	Machinery — 2.01%
	The Weir Group plc	53,591	1,536,116
	Trading Companies & Distributors — 2.56%
	Brenntag AG	30,799	1,950,071

			3,486,187

	COMMERCIAL & PROFESSIONAL SERVICES — 2.09%
	Professional Services — 2.09%
	Bureau Veritas SA	28,265	772,894
	RELX plc	34,979	821,276

			1,594,170

	CONSUMER DURABLES & APPAREL — 3.22%
	Household Durables — 3.22%
[a]	Cairn Homes plc	373,466	876,041
	Sony Corp.	35,121	1,584,381

			2,460,422

	CONSUMER SERVICES — 2.39%
	Hotels, Restaurants & Leisure — 2.39%
	Compass Group plc	84,556	1,826,614

			1,826,614

	DIVERSIFIED FINANCIALS — 6.76%
	Capital Markets — 2.66%
[a]	UBS Group AG	110,415	2,032,783
	Diversified Financial Services — 4.10%
	Cerved Information Solutions S.p.A.	134,442	1,709,888
	GT Capital Holdings, Inc.	54,782	1,417,835

			5,160,506

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 3.28%
	Food & Staples Retailing — 3.28%
	Tsuruha Holdings, Inc.	4,093	556,510
[a]	US Foods Holding Corp.	61,017	1,948,273

			2,504,783

	FOOD, BEVERAGE & TOBACCO — 5.22%
	Food Products — 5.22%
	Grupo Nutresa SA	163,873	1,527,572
	Premium Brands Holdings Corp.	9,243	758,558
	Vietnam Dairy Products JSC	120,810	1,109,735
	Wessanen NV	28,452	586,493

			3,982,358

	HEALTH CARE EQUIPMENT & SERVICES — 1.06%
	Health Care Equipment & Supplies — 1.06%
	Olympus Corp.	21,208	813,122

			813,122

	HOUSEHOLD & PERSONAL PRODUCTS — 1.58%
	Household Products — 1.58%
	Reckitt Benckiser plc	12,890	1,204,144

			1,204,144

	INSURANCE — 4.92%
	Insurance — 4.92%
	AIA Group Ltd.	261,321	2,229,282
	Intact Financial Corp.	18,258	1,524,986

			3,754,268

	MATERIALS — 4.22%
	Construction Materials — 2.19%
	CRH plc	46,712	1,675,723
	Paper & Forest Products — 2.03%
	Mondi plc	59,355	1,547,469

			3,223,192

	MEDIA — 5.20%
	Media — 5.20%
	China South Publishing & Media Group Co., Ltd.	355,228	757,696
	Megacable Holdings S.A.B. de C.V.	331,167	1,347,406
	Schibsted ASA	26,492	756,951
	Shaw Communications, Inc.	48,480	1,106,516

			3,968,569

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.53%
	Biotechnology — 2.32%
[a]	Alkermes plc	13,838	757,353
	Gilead Sciences, Inc.	14,184	1,016,142
	Life Sciences Tools & Services — 1.58%
	Thermo Fisher Scientific, Inc.	6,345	1,204,789
	Pharmaceuticals — 4.63%
[a]	Galenica Sante Ltd.	30,158	1,548,984
[a]	Novartis AG	11,784	996,461
[a]	Roche Holding AG	3,899	986,304

			6,510,033

	RETAILING — 1.46%
	Multiline Retail — 1.46%
	Europris ASA	273,700	1,113,388

			1,113,388

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.42%
	Semiconductors & Semiconductor Equipment — 2.42%
	ASML Holding N.V.	4,040	703,599
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	28,864	1,144,457

			1,848,056

	SOFTWARE & SERVICES — 6.29%
	Information Technology Services — 4.28%
	Cielo S.A.	160,152	1,135,563
	Switch, Inc.	117,482	2,136,997
	Internet Software & Services — 2.01%
	Scout24 AG	18,212	744,049
	Tencent Holdings Ltd.	15,200	789,878

			4,806,487

	TELECOMMUNICATION SERVICES — 6.09%
	Diversified Telecommunication Services — 6.09%
	Bharti Infratel Ltd.	148,764	883,692
	DNA Oyj	43,709	820,752
	Nippon Telegraph & Telephone Corp.	30,961	1,456,617
	Orange SA	85,864	1,491,270

			4,652,331

	TRANSPORTATION — 7.09%
	Air Freight & Logistics — 2.23%
	Deutsche Post AG	35,672	1,701,341

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Transportation Infrastructure — 4.86%
	Aena S.A.	8,190	1,660,723
	DP World Ltd.	49,244	1,231,100
	Shanghai International Air Co., Ltd.	119,134	823,437

			5,416,601

	UTILITIES — 2.03%
	Multi-Utilities — 2.03%
	National Grid plc	131,371	1,552,171

			1,552,171

	TOTAL COMMON STOCK (Cost $59,251,342)		68,879,909

	SHORT TERM INVESTMENTS — 9.76%
[b]	Thornburg Capital Management Fund	744,961	7,449,606

	TOTAL SHORT TERM INVESTMENTS (Cost $7,449,606)		7,449,606

	TOTAL INVESTMENTS — 99.97% (Cost $66,700,948)		$76,329,515

	OTHER ASSETS LESS LIABILITIES — 0.03%		22,333

	NET ASSETS — 100.00%		$76,351,848

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)
Thornburg Capital Management Fund	773,888	1,270,415	1,299,342	744,961	$7,449,606	$22,891	$—	$—

Total non-controlled affiliated issuers - 9.76% of net assets					$7,449,606	$22,891	$—	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2017 (Unaudited)

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2017 (Unaudited)

on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$68,879,909	$68,879,909	$-	$-
Short Term Investments	7,449,606	7,449,606	-	-

Total Investments in Securities	$76,329,515	$76,329,515	$-	$-

Liabilities

Other Financial Instruments**
Spot Currency	$(1)	$-	$(1)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P) Global Ratings.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2017 (Unaudited)

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$66,700,948

Gross unrealized appreciation on a tax basis	$10,267,343
Gross unrealized depreciation on a tax basis	(638,776)

Net unrealized appreciation (depreciation) on investments (tax basis)	$9,628,567

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.

During the period ended December 31, 2017, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

7

SCHEDULE OF INVESTMENTS

Thornburg Capital Management Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	SHORT TERM INVESTMENTS — 96.47%

	AbbVie, Inc., 1.60%, 1/2/2018		$19,000,000	$18,999,156

[a]	Agrium, Inc., 1.85%, 1/11/2018		8,500,000	8,495,632

[b]	Air Liquide USA LLC, 1.80%, 1/18/2018		3,500,000	3,497,025

	Ameren Corp., 1.85%, 1/19/2018		11,200,000	11,189,640

[b]	Anthem, Inc., 1.81%, 1/5/2018		18,000,000	17,996,380

[b]	Apple, Inc., 1.21%, 1/3/2018		17,000,000	16,998,857

[b]	Apple, Inc., 1.27%, 1/10/2018		2,000,000	1,999,365

[b]	AutoZone, Inc., 1.58%, 1/2/2018		14,732,000	14,731,353

[b]	AutoZone, Inc., 1.85%, 1/8/2018		2,100,000	2,099,245

	Bank of New York Tri-Party Repurchase Agreement 1.62% dated 12/29/2017 due 1/2/2018, repurchase price $40,007,200 collateralized by 6 corporate debt securities and 1 U.S. Government debt security, having an average coupon of 1.45%, a minimum credit rating of BBB-, maturity dates from 1/2/2018 to 8/15/2027, and having an aggregate market value of $42,302,884 at 12/29/2018		40,000,000	40,000,000

[a,b]	Bell Canada, 1.90%, 1/24/2018		10,000,000	9,987,861

[b]	Berkshire Hathaway Energy, 1.38%, 1/2/2018		1,000,000	999,962

[b]	Berkshire Hathaway Energy, 1.80%, 1/10/2018		1,900,000	1,899,145

	Campbell Soup Co., 1.47%, 1/2/2018		1,000,000	999,959

[b]	Campbell Soup Co., 1.85%, 1/9/2018		3,852,000	3,850,416

	Campbell Soup Co., 1.85%, 1/23/2018		8,200,000	8,190,729

[a,b]	Carnival Corp., 1.58%, 1/2/2018		11,000,000	10,999,517

[b]	Centerpoint Energy, Inc., 1.85%, 1/2/2018		15,000,000	14,999,229

[b]	Church & Dwight Co., Inc., 1.85%, 1/4/2018		18,000,000	17,997,225

[b]	Cintas Corp. No. 2, 1.50%, 1/2/2018		12,855,000	12,854,464

[b]	Cintas Corp. No. 2, 1.85%, 1/16/2018		5,145,000	5,141,034

[b]	Consolidated Edison, Inc., 1.82%, 1/11/2018		5,000,000	4,997,472

[b]	Consumers Energy Co., 1.60%, 1/2/2018		8,400,000	8,399,627

[b]	CVS Health Corp., 1.80%, 1/2/2018		15,000,000	14,999,250

	Delmarva Power & Light, 1.85%, 1/4/2018		15,000,000	14,997,688

[b]	Dollar General Corp., 1.50%, 1/2/2018		17,000,000	16,999,292

[b]	Dr. Pepper Snapple Group, 1.72%, 1/17/2018		6,000,000	5,995,413

[b]	Edison International, 2.01%, 1/11/2018		14,824,000	14,815,723

[b]	Edison International, 1.95%, 1/19/2018		3,176,000	3,172,903

[b]	Eli Lilly & Co., 1.36%, 1/8/2018		19,000,000	18,994,976

	Federal Home Loan Bank Discount Note, 1.23%, 1/2/2018		4,000,000	3,999,863

	Federal Home Loan Bank Discount Note, 1.10%, 1/2/2018		2,500,000	2,499,924

	Federal Home Loan Bank Discount Note, 1.25%, 1/5/2018		9,754,000	9,752,645

	Federal Home Loan Bank Discount Note, 1.27%, 1/17/2018		10,391,000	10,385,135

	Federal Home Loan Bank Discount Note, 1.272%, 1/24/2018		22,000,000	21,982,121

	Federal Home Loan Bank Discount Note, 1.27%, 1/24/2018		1,355,000	1,353,901

[b]	FedEx Corp., 1.90%, 1/11/2018		10,000,000	9,994,722

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Florida Power & Light Co., 1.50%, 1/2/2018		15,000,000	14,999,375

[b]	Hasbro, Inc., 1.80%, 1/2/2018		15,000,000	14,999,250

	Hitachi America Capital Ltd., 2.10%, 1/4/2018		11,012,000	11,010,073

	Hitachi America Capital Ltd., 2.00%, 1/24/2018		5,988,000	5,980,349

[b]	Intercontinental Exchange, Inc., 1.24%, 1/2/2018		8,500,000	8,499,707

[a]	International Bank for Reconstruction & Development Discount Note, 1.17%, 1/2/2018		5,000,000	4,999,838

[a]	International Bank for Reconstruction & Development Discount Note, 1.19%, 1/5/2018		2,310,000	2,309,695

[a]	International Bank for Reconstruction & Development Discount Note, 1.27%, 1/22/2018		38,000,000	37,971,849

[a]	International Bank for Reconstruction & Development Discount Note, 1.31%, 1/25/2018		4,690,000	4,685,904

[a]	International Finance Corp. Discount Note, 1.30%, 1/8/2018		1,900,000	1,899,520

[b]	Kansas City Power & Light Co., 1.95%, 1/4/2018		18,000,000	17,997,075

	Kroger Co., 1.65%, 1/2/2018		15,000,000	14,999,313

[b]	L’oreal USA, Inc., 1.50%, 1/11/2018		15,000,000	14,993,750

[b]	Louisville Gas & Electric Co., 1.90%, 1/5/2018		3,200,000	3,199,324

[b]	McCormick & Co., 1.60%, 1/2/2018		9,500,000	9,499,578

[b]	Mondelez International, Inc., 1.85%, 1/2/2018		15,000,000	14,999,229

[b]	Nestle Capital Corp., 1.44%, 1/2/2018		15,000,000	14,999,400

[b]	Nike, Inc., 1.33%, 1/11/2018		17,000,000	16,993,719

	Northern Illinois Gas Co., 1.70%, 1/2/2018		19,000,000	18,999,103

[b]	Oglethorpe Power Corp., 1.751%, 1/3/2018		1,270,000	1,269,876

[b]	Oglethorpe Power Corp., 1.88%, 1/25/2018		2,345,000	2,342,061

	PacifiCorp, 1.80%, 1/2/2018		15,000,000	14,999,250

	Peoples Gas Light & Coke Co., 1.62%, 1/2/2018		19,000,000	18,999,145

	Peoples Gas Light & Coke Co., 1.95%, 1/9/2018		18,000,000	17,992,200

	Roche Holding, Inc., 1.40%, 1/8/2018		19,000,000	18,994,828

	Ryder System, Inc., 1.45%, 1/2/2018		2,000,000	1,999,919

[b]	Southern California Edison Co., 1.67%, 1/2/2018		19,000,000	18,999,119

	Southern California Edison Co., 1.45%, 1/2/2018		10,000,000	9,999,597

[b]	Southern Co. Gas Capital Corp., 1.75%, 1/16/2018		5,500,000	5,495,990

[b]	Southern Co. Gas Capital Corp., 1.95%, 1/25/2018		11,500,000	11,485,050

[b]	Spectra Energy Partners, 1.71%, 1/2/2018		9,990,000	9,989,525

[b]	Spectra Energy Partners, 1.92%, 1/9/2018		2,265,000	2,264,034

[b]	Spectra Energy Partners, 2.02%, 1/16/2018		5,745,000	5,740,165

[a,b]	Telus Corp., 1.90%, 1/19/2018		18,000,000	17,982,900

	Tennessee Valley Authority Discount Note, 1.25%, 1/2/2018		11,000,000	10,999,618

	Tennessee Valley Authority Discount Note, 1.244%, 1/2/2018		20,000,000	19,999,309

	Tennessee Valley Authority Discount Note, 1.23%, 1/2/2018		550,000	549,981

	Tennessee Valley Authority Discount Note, 1.27%, 1/9/2018		8,000,000	7,997,742

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2017 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	The Clorox Co., 1.68%, 1/2/2018		4,800,000	4,799,776

[b]	The Clorox Co., 1.85%, 1/11/2018		1,000,000	999,486

[b]	The Clorox Co., 1.83%, 1/22/2018		1,000,000	998,933

[b]	The Clorox Co., 1.85%, 1/25/2018		1,000,000	998,767

[b]	The Hershey Co., 1.22%, 1/2/2018		17,000,000	16,999,424

	The Hershey Co., 1.24%, 1/2/2018		1,000,000	999,966

[b]	Tyson Foods, Inc., 1.83%, 1/11/2018		2,600,000	2,598,678

[b]	Tyson Foods, Inc., 1.85%, 1/22/2018		15,400,000	15,383,381

[b]	Unilever Capital Corp., 1.28%, 1/2/2018		10,000,000	9,999,644

	Union Electric Co., 1.73%, 1/2/2018		15,000,000	14,999,279

	United States Treasury Bill, 0%, 1/11/2018		7,000,000	6,997,939

	United States Treasury Bill, 1.131%, 1/25/2018		18,000,000	17,986,428

[b]	Vodafone Group plc, 1.95%, 1/5/2018		16,725,000	16,721,376

	Wal-Mart Stores, Inc., 1.38%, 1/2/2018		4,500,000	4,499,828

	Wisconsin Gas Co., 1.80%, 1/9/2018		19,000,000	18,992,400

	Wisconsin Public Service Co., 1.55%, 1/2/2018		19,000,000	18,999,182

	TOTAL SHORT TERM INVESTMENTS (Cost $972,377,696)			972,377,696

	TOTAL INVESTMENTS — 96.47% (Cost $972,377,696)			$972,377,696

	OTHER ASSETS LESS LIABILITIES — 3.53%			35,581,330

	NET ASSETS — 100.00%			$1,007,959,026

Footnote Legend

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2017, the aggregate value of these securities in the Fund’s portfolio was $495,669,673, representing 49.18% of the Fund’s net assets.

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Capital Management Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2017 (Unaudited)

valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2017 (Unaudited)

investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Short Term Investments	$972,377,696	$-	$972,377,696	$-

Total Investments in Securities	$972,377,696	$-	$972,377,696	$-

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$972,377,696

Net unrealized appreciation (depreciation) on Investments (tax basis)	$0

There is no unrealized appreciation (depreciation) for the Fund at December 31, 2017 due to all securities with less than 60 days to maturity are being valued by the amortized cost method.

5

SCHEDULE OF INVESTMENTS

Thornburg Long Short Equity Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 104.02%
	CAPITAL GOODS — 6.07%
	Industrial Conglomerates — 3.19%
[a]	General Electric Co.	200,370	$3,496,456
	Machinery — 2.88%
	ITT, Inc.	59,143	3,156,462

			6,652,918

	CONSUMER DURABLES & APPAREL — 6.47%
	Household Durables — 3.48%
[a,b]	TRI Pointe Homes, Inc.	212,758	3,812,623
	Leisure Products — 2.99%
[a]	Callaway Golf Co.	235,814	3,284,889

			7,097,512

	CONSUMER SERVICES — 3.38%
	Hotels, Restaurants & Leisure — 3.38%
	Domino’s Pizza Group plc	793,732	3,704,721

			3,704,721

	DIVERSIFIED FINANCIALS — 9.20%
	Capital Markets — 5.86%
	Apollo Global Management, LLC	86,275	2,887,625
	Oaktree Capital Group, LLC	84,092	3,540,273
	Mortgage Real Estate Investment Trusts — 3.34%
[a]	PennyMac Mortgage Investment Trust	227,673	3,658,705

			10,086,603

	ENERGY — 6.60%
	Oil, Gas & Consumable Fuels — 6.60%
[a]	Devon Energy Corp.	83,454	3,454,996
	Teekay LNG Partners LP	187,564	3,779,414

			7,234,410

	FOOD & STAPLES RETAILING — 8.53%
	Food & Staples Retailing — 8.53%
[a,b]	US Foods Holding Corp.	147,659	4,714,752
[a]	Wal-Mart Stores, Inc.	46,995	4,640,756

			9,355,508

	FOOD, BEVERAGE & TOBACCO — 3.88%
	Food Products — 3.88%
[b]	Nomad Foods Ltd.	251,481	4,252,544

			4,252,544

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	HEALTH CARE EQUIPMENT & SERVICES — 4.79%
	Health Care Equipment & Supplies — 2.83%
	Medtronic plc	38,470	3,106,453
	Health Care Technology — 1.96%
[b]	Evolent Health, Inc.	174,740	2,149,302

			5,255,755

	HOUSEHOLD & PERSONAL PRODUCTS — 2.67%
	Personal Products — 2.67%
[a]	KOSE Corp.	18,744	2,926,177

			2,926,177

	INSURANCE — 3.42%
	Insurance — 3.42%
[a]	Assured Guaranty Ltd.	110,617	3,746,598

			3,746,598

	MATERIALS — 0.59%
	Metals & Mining — 0.59%
	Warrior Met Coal, Inc.	25,700	646,355

			646,355

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 11.47%
	Biotechnology — 10.22%
[b]	Alkermes plc	108,597	5,943,514
[a]	Gilead Sciences, Inc.	73,460	5,262,674
	Pharmaceuticals — 1.25%
[b]	Akorn, Inc.	20,282	653,689
	Phibro Animal Health Corp.	21,256	712,076

			12,571,953

	REAL ESTATE — 2.75%
	Equity Real Estate Investment Trusts — 2.75%
	Fibra Uno Administracion S.A. de C.V.	2,036,042	3,012,255

			3,012,255

	RETAILING — 9.53%
	Internet & Direct Marketing Retail — 5.95%
[a,b]	Amazon.com, Inc.	2,132	2,493,310
[a]	Expedia, Inc.	22,399	2,682,728
[b]	Netflix, Inc.	7,038	1,351,015
	Specialty Retail — 3.58%
[a,b]	O’ Reilly Automotive, Inc.	16,306	3,922,245

			10,449,298

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	SOFTWARE & SERVICES — 9.35%
	Information Technology Services — 1.28%
	Cognizant Tech Solutions Corp.	19,694	1,398,668
	Internet Software & Services — 6.07%
[a,b]	Alphabet, Inc. Class C	3,363	3,519,043
[a,b]	Facebook, Inc.	17,801	3,141,164
	Software — 2.00%
	Activision Blizzard, Inc.	34,559	2,188,276

			10,247,151

	TECHNOLOGY HARDWARE & EQUIPMENT — 15.32%
	Communications Equipment — 12.42%
[a,b]	ARRIS International plc	119,867	3,079,383
[b]	Casa Systems, Inc.	72,600	1,289,376
[b]	EchoStar Corp.	32,655	1,956,035
[a,b]	Palo Alto Networks, Inc.	17,630	2,555,292
[a,b]	ViaSat, Inc.	63,200	4,730,520
	Technology, Hardware, Storage & Peripherals — 2.90%
[a,b]	Pure Storage, Inc.	200,438	3,178,947

			16,789,553

	TOTAL COMMON STOCK (Cost $97,230,530)		114,029,311

	TOTAL LONG TERM INVESTMENTS – 104.02% (Cost $97,230,530)		114,029,311

	SHORT TERM INVESTMENTS — 18.58%
[c]	Thornburg Capital Management Fund	2,036,761	20,367,610

	TOTAL SHORT TERM INVESTMENTS (Cost $20,367,610)		20,367,610

	OTHER ASSETS LESS LIABILITIES — 50.03%		54,848,276

	COMMON STOCK SOLD SHORT — (72.47)%
	AUTOMOBILES & COMPONENTS — (2.12)%
	Auto Components — (2.12)%
	The Goodyear Tire & Rubber Co.	(72,083)	(2,329,002)

			(2,329,002)

	BANKS — (4.30)%
	Banks — (2.08)%
	Westamerica Bancorporation	(38,426)	(2,288,269)
	Thrifts & Mortgage Finance — (2.22)%
[b]	Bofi Holding, Inc.	(81,307)	(2,431,079)

			(4,719,348)

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	CAPITAL GOODS — (4.10)%
	Machinery — (1.79)%
	KONE Oyj	(36,604)	(1,966,706)
	Trading Companies & Distributors — (2.31)%
	W.W. Grainger, Inc.	(10,718)	(2,532,127)

			(4,498,833)

	CONSUMER DURABLES & APPAREL — (0.36)%
	Household Durables — (0.36)%
	Garmin Ltd.	(6,686)	(398,285)

			(398,285)

	CONSUMER SERVICES — (6.21)%
	Diversified Consumer Services — (4.02)%
	H&R Block, Inc.	(86,798)	(2,275,843)
[b]	Chegg, Inc.	(130,428)	(2,128,585)
	Hotels, Restaurants & Leisure — (2.19)%
	Sonic Corp.	(87,410)	(2,402,027)

			(6,806,455)

	DIVERSIFIED FINANCIALS — (6.28)%
	Capital Markets — (4.15)%
	Financial Engines, Inc.	(75,763)	(2,295,619)
	FactSet Research Systems, Inc.	(11,690)	(2,253,364)
	Consumer Finance — (2.13)%
[b]	Credit Acceptance Corp.	(7,213)	(2,333,261)

			(6,882,244)

	FOOD & STAPLES RETAILING — (2.08)%
	Food & Staples Retailing — (2.08)%
	Colruyt SA	(43,745)	(2,275,854)

			(2,275,854)

	FOOD, BEVERAGE & TOBACCO — (4.18)%
	Food Products — (4.18)%
	Conagra Brands, Inc.	(62,825)	(2,366,618)
	Sanderson Farms, Inc.	(15,940)	(2,212,153)

			(4,578,771)

	HEALTH CARE EQUIPMENT & SERVICES — (6.38)%
	Health Care Equipment & Supplies — (4.33)%
	ResMed, Inc.	(26,173)	(2,216,591)
[b]	Haemonetics Corp.	(43,575)	(2,530,836)
	Health Care Technology — (2.05)%
	Computer Programs and Systems, Inc.	(74,889)	(2,250,415)

			(6,997,842)

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	HOUSEHOLD & PERSONAL PRODUCTS — (2.22)%
	Household Products — (2.22)%
	Church & Dwight Co, Inc.	(48,523)	(2,434,399)

			(2,434,399)

	MATERIALS — (0.98)%
	Chemicals — (0.98)%
	Orica Ltd.	(75,756)	(1,069,866)

			(1,069,866)

	MEDIA — (3.93)%
	Media — (3.93)%
[b]	E.W. Scripps Co.	(130,841)	(2,045,045)
	New York Times Co. Class A	(122,214)	(2,260,959)

			(4,306,004)

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (3.91)%
	Biotechnology — (1.93)%
[b]	Myriad Genetics, Inc.	(61,720)	(2,119,773)
	Pharmaceuticals — (1.98)%
	Shionogi & Co., Ltd.	(40,100)	(2,169,867)

			(4,289,640)

	REAL ESTATE — (2.09)%
	Equity Real Estate Investment Trusts — (2.09)%
	Extra Space Storage, Inc.	(26,142)	(2,286,118)

			(2,286,118)

	RETAILING — (7.48)%
	Internet & Direct Marketing Retail — (3.23)%
	PetMed Express, Inc.	(53,764)	(2,446,262)
[b]	HelloFresh AG	(76,500)	(1,092,283)
	Specialty Retail — (4.25)%
[b]	Dufry AG	(15,648)	(2,326,846)
[b]	Murphy USA, Inc.	(29,002)	(2,330,601)

			(8,195,992)

	SOFTWARE & SERVICES — (9.14)%
	Information Technology Services — (3.85)%
	Paychex, Inc.	(33,445)	(2,276,936)
[b]	Square, Inc.	(56,130)	(1,946,027)
	Internet Software & Services — (1.28)%
	mixi, Inc.	(31,200)	(1,401,127)

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2017 (Unaudited)

		Shares/ Principal Amount	Value
	Software — (4.01)%
[b]	Ellie Mae, Inc.	(16,908)	(1,511,575)
	Fair Isaac Corp.	(4,253)	(651,559)
	Symantec Corp.	(79,477)	(2,230,125)

			(10,017,349)

	TECHNOLOGY HARDWARE & EQUIPMENT — (2.39)%
	Communications Equipment — (1.62)%
	ADTRAN, Inc.	(91,657)	(1,773,563)
	Technology, Hardware, Storage & Peripherals — (0.77)%
[b]	Electronics for Imaging, Inc.	(28,620)	(845,149)

			(2,618,712)

	TELECOMMUNICATION SERVICES — (4.32)%
	Diversified Telecommunication Services — (4.32)%
	Cogent Communications Holdings, Inc.	(50,298)	(2,278,499)
	AT&T, Inc.	(63,287)	(2,460,599)

			(4,739,098)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $73,991,911)		(79,443,812)

	EXCHANGE-TRADED FUNDS SOLD SHORT — (0.17)%
[b]	Direxion Daily Developed Markets Bear 3X	(550)	(6,776)
[b]	Direxion Daily Emerging Markets Bear 3X	(4,595)	(41,631)
[b]	Direxion Daily Energy Bear 3X	(2,677)	(24,079)
[b]	Direxion Daily Financial Bear 3X	(3,601)	(42,096)
[b]	Direxion Daily S&P 500 Bear 3X	(266)	(7,969)
[b]	Direxion Daily Semiconductors Bear 3X	(66)	(1,089)
[b]	Direxion Daily Small Cap Bear 3X	(255)	(3,129)
[b]	iPath S&P 500 VIX Short-Term Futures ETN	(1,835)	(51,234)
	ProShares UltraPro Short QQQ	(221)	(4,754)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $5,102,095)		(182,757)

	TOTAL SECURITIES SOLD SHORT (Proceeds $79,094,006)		$(79,626,568)

	NET ASSETS — 100.00%		$109,618,629

Footnote Legend

a	All or a portion of the security is pledged as collateral for securities sold short. At December 31, 2017, the value of securities pledged was $43,175,780. An additional $53,150,749 in cash has been segregated for collateral on securities sold short.

b	Non-income producing.

c	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2017	Gross Additions	Gross Reductions	Shares/Principal December 31, 2017	Market Value December 31, 2017	Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)
Thornburg Capital Management Fund	64,810	2,926,971	2,626,170	2,036,761	$20,367,610	$64,810	$—	$—

Total non-controlled affiliated issuers - 18.53% of net assets					$20,367,610	$64,810	$—	$—

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Long/Short Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2017 (Unaudited)

customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2017. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the

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SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2017 (Unaudited)

investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2017
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$114,029,311	$114,029,311	$-	$-
Short Term Investments	20,367,610	20,367,610	-	-

Total Investments in Securities	$134,396,921	$134,396,921	$-	$-

Other Financial Instruments**
Spot Currency	$86	$86	$-	$-

Liabilities

Common Stock Sold Short	$(79,443,812)	$(79,443,812)	$-	$-
Exchange-Traded Funds Sold Short	(182,756)	(182,756)	-	-

Total Investments in Securities	$(79,626,568)	$(79,626,568)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2017, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2017, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$38,504,134

Gross unrealized appreciation on a tax basis	$25,871,409
Gross unrealized depreciation on a tax basis	(9,605,190)

Net unrealized appreciation (depreciation) on investments (tax basis)	$16,266,219

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.

During the period ended December 31, 2017, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

9

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Jason H. Brady

Jason H. Brady

President and principal executive officer

Date: February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason H. Brady

Jason H. Brady

President and principal executive officer

Date: February 23, 2018

By:	/s/ Nimish Bhatt

Nimish Bhatt

Treasurer and principal financial officer

Date: February 23, 2018